UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08918

HC Capital Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-9596

Date of fiscal year end: June 30, 2012

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

Annual Report

The Value Equity Portfolio
The Institutional Value Equity Portfolio
The Growth Equity Portfolio
The Institutional Growth Equity Portfolio
The Small Capitalization Equity Portfolio
The Institutional Small Capitalization Equity Portfolio
The Real Estate Securities Portfolio
The Commodity Returns Strategy Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Fixed Income Opportunity Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond II Portfolio

June 30, 2012

June 30, 2012

We are pleased to present the June 30, 2012 Annual Report for the HC Capital Trust (the “Trust”).

The Trust is a diversified open-end management investment company. The Trust currently consists of nineteen separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital Solutions which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.

The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Institutional Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Institutional Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

The Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Institutional Small Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

The Real Estate Securities Portfolio, seeks to provide a total return consisting of both capital appreciation and current income.

The Commodity Returns Strategy Portfolio (formerly known as the Commodity Related Securities Portfolio), seeks capital appreciation by investing in a diversified portfolio of commodity-related instruments.

The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Institutional International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.

The Emerging Markets Portfolio, seeks total return by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.

The Core Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

The Fixed Income Opportunity Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).

The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.

The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by U.S. corporations.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.

The Short-Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.

The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

The Intermediate Term Municipal Bond II Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

HC CAPITAL TRUST

Annual Report

June 30, 2012

Fiscal Year 2012 Summary

General Market
(Unaudited)

The HC Capital Trust Portfolios are designed to provide clients with distinct, broad, cost-effective exposure to multiple asset class funds (for both taxable and institutional investors) that provide multi-strategy, multi-manager diversification and enable clients to construct independent, custom asset allocation portfolios to best meet their overall investment policies and objectives. The absolute performance of each Portfolio over the period is designed to reflect the absolute performance of the asset class as reflected by the portfolio benchmark. Depending upon the objective, each Portfolio will generally seek to deliver performance that exceeds, or is in-line with the benchmark for the Portfolio as well as a peer universe of mutual funds with similar investment strategies.

Equity markets continue to advance from the lows of the 2008 financial crisis. But investors remain wary of another “black swan.” So, the path has been volatile and remains susceptible to swift and sharp changes in sentiment. This has created a polarizing effect between “risk on” assets and “risk off” assets that seems driven more by the perception of short term safety across asset classes than by the fundamental risks reflected in valuations across asset classes. This is best evidenced by the fact that global equity assets, for the first time in decades, currently offer a competitive dividend yield to historically low fixed income interest rates. In addition, the dividend has the prospect of upward inflation adjustments while nominal fixed income rates are fixed. Coupled with better relative valuations, equities, especially larger capitalization higher quality equities, offer investors a much more compelling longer term return prospect than bonds.

In the short term, investor sentiment continues to alternate between improving global prospects driven by expectations of government action and stimulus versus financial losses triggered by the real risks of the European debt crisis, Chinese economic growth, the fiscal and monetary policies of the United States, the fiscal cliff, sovereign debt ratings, including the U.S. unemployment, global demand, and other global or economic events. As a result, uncertainty and volatility is high and is expected to remain so.

Over the fiscal period U.S. equities appreciated modestly (5.43% for the S&P 500) as the global economy continued to improve slowly, but positively, from the financial crisis of 2008. Fixed income asset classes continued to perform well, aided by continued declines in interest rates and the stated accommodative interest rate policies of the Federal Reserve. Interest sensitive sectors like real estate securities (REITs) benefitted from the decline in interest rates as well as elevated demand for higher income assets by equity investors. International developed market equities, emerging market equities and commodity stocks suffered the largest setbacks over the period with declines of 13.38% for MSCI EAFE, 15.67% for MSCI Emerging Markets and 14.32% for the Dow-Jones UBS Commodity Index. The losses were driven by the continuing sovereign debt crisis within Europe and indications of slowing economic growth within Europe and Asia.

Each of the Portfolios provided results consistent with their stated objectives over the period. The performance of each Portfolio is listed below and a detailed summary of the objectives, managers, and results is contained in the subsequent sections.

The table below summarizes the performance of each Portfolio in the HC Capital Trust. Benchmark performance is shown for comparison purposes only; it is not possible to invest directly in a securities index. All of the referenced benchmark indices are unmanaged, which means that the indices results do not reflect the impact of expenses associated with investing in securities, such as fees, brokerage commission and transactions costs.

HC Capital Trust Portfolios	Fiscal Year 2012 Return
The Value Equity Portfolio	0.23	%(a)
Russell 1000® Value Index[1]	3.01%
The Institutional Value Equity Portfolio	0.78	%(a)
Russell 1000® Value Index[1]	3.01%
The Growth Equity Portfolio	8.49	%(a)
Russell 1000® Growth Index[1]	5.76%
The Institutional Growth Equity Portfolio	8.20	%(a)
Russell 1000® Growth Index[1]	5.76%
The Small Capitalization Equity Portfolio	(2.06	)%(a)
Russell 2000® Index[1]	(2.08)%
The Institutional Small Capitalization Equity Portfolio	(2.45	)%(a)
Russell 2000® Index[1]	(2.08)%
The Real Estate Securities Portfolio	12.29	%(a)
Dow-Jones U.S. Select Real Estate Securities Index[2]	12.77%
The Commodity Returns Strategy Portfolio	(18.95	)%(a)
Dow-Jones UBS Commodity Index[3]	(14.32)%
HC Commodities Benchmark[4]	(17.14)%
The International Equity Portfolio	(9.13	)%(a)
MSCI EAFE Index[5]	(13.38)%
The Institutional International Equity Portfolio	(9.40	)%(a)
MSCI EAFE Index[5]	(13.38)%
The Emerging Markets Portfolio	(17.81	)%(a)
MSCI EM Index[6]	(15.67)%
The Core Fixed Income Portfolio	7.75	%(a)
Barclays Capital U.S. Aggregate Bond Index[7]	7.47%
The Fixed Income Opportunity Portfolio	5.27	%(a)
Credit Suisse High Yield Index[8]	7.30%
Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index[9]	8.00%
The U.S. Government Fixed Income Securities Portfolio	8.10	%(a)
Barclays Capital U.S. Government Index[10]	8.32%
The U.S. Corporate Fixed Income Securities Portfolio	10.87	%(a)
Barclays Capital U.S. Corporate Index[11]	9.71%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio	4.95	%(a)
Barclays Capital U.S. Securitized Index[12]	5.07%
The Short-Term Municipal Bond Portfolio	2.33	%(a)
BofA Merrill Lynch 1-3 Year Muni Index[13]	1.47%
The Intermediate Term Municipal Bond Portfolio	8.29	%(a)
Barclays Capital 3-15 Year Blend Muni Index[14]	8.23%
The Intermediate Term Municipal Bond II Portfolio	6.97	%(a)
Barclays Capital 5-Year G.O. Muni Index[15]	4.72%

In reviewing the table above and the remainder of this report, note that past performance does not guarantee future results. The remainder of this report contains more specific details about the performance, strategy and managers in each of the portfolios.

a)	The return shown is that of HC Strategic Shares and has not been adjusted to reflect HC Advisors Shares expenses, which are higher.
[1]	Each of the Russell indices is a market cap-weighted index of common stocks domiciled in the U.S. Unlike the S&P 500 Stock Index however, the basket of securities included in the various Russell indices is reconstituted each year. The Russell 3000® Index is constructed by ranking US common stocks ranked from largest to smallest market capitalization, and including in the index the top 3,000 stocks. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks are included in the Russell 2000® Index. The Russell 1000® Growth Index is designed to measure the performance of those companies included in the Russell 1000 Index® that have relatively higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value® Index is designed to measure the performance of those companies included in the Russell 1000® Index that have relatively lower price-to-book ratios and lower forecasted growth values.
[2]	Dow-Jones U.S. Select Real Estate Securities Index – is a broad measure of the performance of publicly traded global real estate securities, such as Real Estate Investment Trusts (“REITs”) and Real Estate Operating Companies (“REOCs”). The index is capitalization-weighted. The global index is an expansion of the original U.S. index, developed in 1991.
[3]	The Dow-Jones UBS Commodity Index is a broadly diversified index that allows investors to tracks commodity futures through a single, simple measure. The index is designed to minimize concentration in one commodity or sector. It currently includes 19 commodity futures in five groups. No one commodity can comprise less than 2% or more than 15% of the index, and no group can represent more than 33% of the index (as of the annual re-weightings of the components).
[4]	The HC Commodities Benchmark is comprised 50% of the Dow-Jones UBS Commodity Index and 50% of the MSCI ACWI Commodity Producers Index. The MSCI ACWI Commodity Producers Index captures the global opportunity set of commodity produces in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI ACWI, the parent index, which covers mid and large cap securities across 24 Developed Markets (DM) and 21 Emerging Markets (EM) countries. All index constituents are categorized in one of twelve sub industries according to the Global Industry Classification Standard (GICS®), including: integrated oil & gas, oil & gas exploration & production, gold, steel, aluminum, precious metals & minerals, agricultural products, paper products, and forest products.
[5]	The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”), which covers Europe, Australia, and the Far East, is an unmanaged, market value weighted index designed to measure the overall condition of developed overseas equities markets.
[6]	MSCI Emerging Markets Index (“MSCI EM Index”) – is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 30, 2012 the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
[7]	The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index that includes more than 5,000 taxable government, investment-grade corporate and mortgage backed securities.
[8]	The Credit Suisse High Yield Index is an unmanaged index designed to mirror the investable universe of the U.S. dollar denominated high yield debt market. It is comprised of over 1,600 corporate debt issues, including cash-pay, zero-coupon, stepped-rate and pay-in-kind (“PIK”) bonds. Floating-rate, convertible and preferred stock issues are not included.
[9]	Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index is an unmanaged index designed to mirror the investable universe of the U.S. dollar denominated high yield debt market.
[10]	The Barclays Capital U.S. Government Index is a broad-based index that represents the general performance of U.S. Treasury and U.S. Government agency and debt securities.
[11]	The Barclays Capital U.S. Corporate Index is an unmanaged index that covers USD-denominated, investment-grade, fixed-rate and taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured noted that meet specified maturity, liquidity and quality requirements.
[12]	The Barclays Capital U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass- through securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, investment-grade bonds and asset-backed securities.
[13]	The Bank of America (“BofA”) Merrill Lynch 1-3 Year Municipal Index is an equal-weighted index that tracks the total return performance of the domestic U.S. municipal market. The index consists of investment-grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years.
[14]	Barclays Capital 3-15 Year Blend Muni Index is an index composed of tax-exempt bonds with maturities ranging between 2 and 17 years.
[15]	Barclays Capital 5-Year General Obligations Muni Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.

The Value Equity Portfolio

The Institutional Value Equity Portfolio
(Unaudited)

The Value Equity Portfolio (the “Portfolio”) managed by AllianceBernstein, L.P., Institutional Capital, LLC, and SSgA Funds Management, Inc. returned 0.23% for the fiscal year compared to 3.01% for the Russell 1000® Value Index1 and (0.15)% for the average manager in the Lipper2 universe of Large Cap Value Funds.

The Institutional Value Equity Portfolio (the “Institutional Portfolio”) managed by AllianceBernstein, L.P., Institutional Capital, LLC, Pacific Investment Management Company, LLC (“PIMCO”) and SSgA Funds Management, Inc. returned 0.78% for the fiscal year compared to 3.01% for the Russell 1000® Value Index1 and (0.15)% for the average manager in the Lipper2 universe of Large Cap Value Funds, the Institutional Portfolio’s “Peer Group”. The outperformance of the Institutional Portfolio relative to the Taxable Portfolio resulted from the inclusion of PIMCO’s higher turnover strategy which we deemed inappropriate for tax-sensitive investors.

While both Portfolios outperformed their peer group, they lagged the benchmark because of substantial allocations to an absolute value style, particularly within AllianceBernstein and SSgA. Absolute value mangers select stocks which have price/book, price/earnings, and price/cash flow measures at a substantial discount to the overall market. Over the period, this category tended to underperform the Russell 1000® Value Index. By contrast, relative value managers such as Institutional Capital emphasize stocks which trade at a relative discount to their sector or peer group.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]	The Russell 1000® Value Index measures the performance of those companies included in the Russell 1000® Stock Index with lower price-to-book ratios and lower forecasted growth rates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Value Equity Portfolio from 7/1/02 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 1000® Value Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Value Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.33%
HC Advisors Shares 0.58%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Value Equity Portfolio from 7/18/08 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 1000® Value Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Value Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.35%
HC Advisors Shares 0.60%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The Growth Equity Portfolio

The Institutional Growth Equity Portfolio
(Unaudited)

The Growth Equity Portfolio (the “Portfolio”) managed by Jennison Associates LLC, Sustainable Growth Advisers, and SSgA Funds Management, Inc. returned 8.49% for the fiscal year compared to 5.76% for the Russell 1000® Growth Index1 and 2.81% for the average manager in the Lipper2 universe of Large Cap Growth Funds.

The Institutional Growth Equity Portfolio (the “Institutional Portfolio”) managed by Jennison Associates LLC, Sustainable Growth Advisers, Pacific Investment Management Company, LLC (“PIMCO”) and SSgA Funds Management, Inc. returned 8.20% for the fiscal year compared to 5.76% for the Russell 1000® Growth Index1 and 2.81% for the average manager in the Lipper2 universe of Large Cap Growth Funds.

Both Portfolios outperformed their peer group and the benchmark because of higher allocations to larger capitalization, higher quality stocks. Over the period, larger capitalization, higher quality stocks posted better performance as investors bid up stocks with defensive characteristics. The Portfolios are biased to larger capitalization, higher quality companies because they have less financial risk and superior valuations that are expected to translate into higher returns and less portfolio volatility over time.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]	The Russell 1000® Growth Index measures the performance of those companies included in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth rates. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Growth Equity Portfolio from 7/1/02 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 1000® Growth Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Growth Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.38%
HC Advisors Shares 0.63%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Growth Equity Portfolio from 8/8/08 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 1000® Growth Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Growth Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.38%
HC Advisors Shares 0.63%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additionalinformation pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The Small Capitalization Equity Portfolio

The Institutional Small Capitalization Equity Portfolio
(Unaudited)

The Small Capitalization Equity Portfolio (the“Portfolio”) managed by Frontier Capital Management Company, LLC, IronBridge Capital Management LP, Pzena Capital Management, LLC, and SSgA Fund Management, Inc. returned (2.06)% for the period compared to a (2.08)% return for the Russell 2000® Index1 and (3.76)% for the average manager in the Lipper2 universe of Small Cap Core Funds.

The Institutional Small Capitalization Equity Portfolio (the “Institutional Portfolio”) managed by Frontier Capital Management Company, LLC, IronBridge Capital Management LP, Cupps Capital Management, LLC, Pzena Capital Management, LLC, and SSgA Fund Management, Inc. returned (2.45)% for the period compared to a (2.08)% return for the Russell 2000® Index1 and (3.76)% for the average manager in the Lipper2 universe of Small Cap Core Funds.

The Portfolio outperformed its peer group but was in line with or lagged the benchmark slightly for the period because of stock selection. In the period, the Portfolios added a passive strategy managed by SSgA, which replaced the SSgA managed Russell 2000® Value Index strategy.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]	Russell 2000® Index measures the performance of smaller capitalization U.S. companies. The largest 1,000 stocks become the Russell 1000® Index and the next 2,000 stocks become the Russell 2000® Index. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Small Capitalization Equity Portfolio from 7/1/02 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 2000® Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Small Capitalization Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.66%
HC Advisors Shares 0.91%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional Small Capitalization Equity Portfolio from 8/15/08 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Russell 2000® Index, which represents the performance of domestically traded common stocks of small to mid-sized companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional Small Capitalization Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.84%
HC Advisors Shares 1.09%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The Real Estate Securities Portfolio
(Unaudited)

The Real Estate Securities Portfolio (the “Portfolio”) managed by Wellington Management Company returned 12.29%1 for the year compared to 12.77% for the Dow-Jones U.S. Select Real Estate Securities Index2 and 11.80% for the average manager in the Lipper2 universe of Real Estate funds.

While the portfolio outperformed its peer group, it lagged the benchmark due to an overweight to the healthcare sector.

[1]	The Dow-Jones U.S. Select Real Estate Securities Index is a broad measure of the performance of publicly traded global real estate securities, such as Real Estate Investment Trust (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted. The global index is an expansion of the original U.S. index, developed in 1991. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Real Estate Securities Portfolio from 5/21/09 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Dow-Jones U.S. Select Real Estate Securities Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Real Estate Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.82%
HC Advisors Shares 1.07%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The Commodity Returns Strategy Portfolio
(Unaudited)

The Commodity Returns Strategy Portfolio (the “Portfolio”) managed by Wellington Management Company, LLP and Pacific Investment Management Company, LLC (“PIMCO”) returned (18.95)% for the year compared to (17.14)% for the HC Commodities Benchmark1, (14.32) for the Dow-Jones UBS Commodity Index2 and (12.91)% for the average manager in the Lipper3 universe of Natural Resources Funds.

The Portfolio’s underperformance versus the benchmark was attributable to its higher exposure to the stocks of natural resource companies. In periods of declining commodities prices, natural resource stocks tend to underperform the physical commodities, since they overlay operational and financial leverage on the underlying commodity price. In addition, the equity strategies employed by the Portfolio were particularly exposed to producers of commodities – both energy and industrial metals.

[1]	The HC Commodities Benchmark is comprised 50% of the Dow-Jones UBS Commodity Index[2] and 50% of the MSCI ACWI Commodity Producers Index[4].
[2]	The Dow-Jones UBS Commodity Index is a broadly diversified index that allows investors to tracks commodity futures through a single, simple measure. The index is designed to minimize concentration in one commodity or sector. It currently includes 19 commodity futures in five groups. No one commodity can comprise less than 2% or more than 15% of the index, and no group can represent more than 33% of the index (as of the annual re-weightings of the components). This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[3]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.
[4]	The MSCI ACWI Commodity Producers Index captures the global opportunity set of commodity producers in the energy, metal and agricultural sectors. Constituents are selected from the equity universe of MSCI ACWI, the parent index, which covers mid and large cap securities across 24 Developed Markets (DM) and 21 Emerging Markets (EM) countries. All index constituents are categorized in one of twelve sub industries according to the Global Industry Classification Standard (GICS®), including: integrated oil & gas, oil & gas exploration & production, gold, steel, aluminum, precious metals & minerals, agricultural products, paper products, and forest products. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.

The chart represents historical performance of a hypothetical investment of $10,000 in The Commodity Returns Strategy Portfolio from 6/8/10 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Dow-Jones UBS Commodity Index and the 50% Dow-Jones UBS Commodity Index & 50% MSCI ACWI Commodity Producers Index. The Dow-Jones UBS Commodity Index and the MSCI ACWI Commodity Producers Index are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Commodity Returns Strategy Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.72%
HC Advisors Shares 0.97%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The International Equity Portfolio

The Institutional International Equity Portfolio
(Unaudited)

The International Equity Portfolio (the “Portfolio”) managed by Artisan Partners Limited Partnership (“Artisan”), Capital Guardian Trust Company and Causeway Capital Management LLC returned (9.13)% for the period compared to (13.38)% for the MSCI EAFE Index1 and (13.87)% for the average manager in the Lipper2 universe of International Large-Cap Core Funds.

The Institutional International Equity Portfolio (the “Institutional Portfolio”) managed by Artisan Partners Limited Partnership, Capital Guardian Trust Company, Causeway Capital Management LLC and Lazard Asset Management LLC returned (9.40)% for the fiscal year compared to (13.38)% for the MSCI EAFE Index1 and (13.87)% for the average manager in the Lipper2 universe of International Funds.

The strength of the U.S. Dollar was a significant drag on the performance of the benchmark and the Portfolios. In local currency terms, the MSCI EAFE benchmark returned (8.56)% for the period. While each of the managers outperformed the Index for the period, most of the Portfolios’ outperformance is attributable to Artisan. Artisan was notably underweight financials stocks and those stocks with higher exposure to domestic demand in the Eurozone.

During the period the Portfolios introduced a passive strategy managed by SSgA, HC International Quality Yield. The strategy is broadly diversified across the universe of MSCI EAFE holdings but emphasizes the highest yielding quintiles of the universe. The Institutional Portfolio introduced a strategy managed by Lazard Asset Management. The strategy selects stocks with a quantitative model which favors growth, value, quality and sentiment. As a result of the higher turnover inherent to the strategy, we did not deem it appropriate for taxable investors.

Both Portfolios are diversified across multiple managers and strategies to ensure proper portfolio diversification, with the goal of providing superior long-term returns in as stable and consistent a manner as possible. As a result, it is expected that some managers and styles will be leading at times, while others are lagging and vice versa. The Portfolios expect to capitalize on this cyclicality of manager styles by reducing exposure to investment managers whose strategy and style realize extraordinary excess returns and allocating to good long-term managers whose investment strategy and style have been out of favor in the short-term.

[1]	The Morgan Stanley Capital International Europe, Australasia, and Far East Index (“MSCI EAFE Index”), which covers Europe, Australia, and the Far East, is an unmanaged, market value weighted index designed to measure the overall condition of developed overseas equities markets. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The International Equity Portfolio from 7/1/02 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the MSCI EAFE Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The International Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.57%
HC Advisors Shares 0.82%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The chart represents historical performance of a hypothetical investment of $10,000 in The Institutional International Equity Portfolio from 11/20/09 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the MSCI EAFE Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Institutional International Equity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.59%
HC Advisors Shares 0.84%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additional information pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The Emerging Markets Portfolio
(Unaudited)

The Emerging Markets Portfolio (the “Portfolio”) managed by SSgA Funds Management, Inc. and Boston Company Asset Management, LLC returned (17.81)% compared to (15.67)% for the MSCI Emerging Markets Index1 and (16.53)% for the average manager in the Lipper2 universe of Emerging Markets Funds.

For the period, the Portfolio underperformed the benchmark and the average manager in the industry universe. The performance shortfall is primarily due to the Portfolio’s valuation bias. Over this period traditional valuation metrics like low price/book and low price/cash flow have been ineffective. Over multi year periods, a value stock selection methodology has outperformed the benchmark. Consistent with our investing principles, we have allocated an increasing share of the portfolio to the value style.

The Portfolio provides broad access to international emerging markets equity. The Portfolio is managed with multiple managers to provide diversification of manager style as well as diversification of firm specific risks. SSgA Funds Management, Inc. employs a quantitative investment process that combines valuation, momentum, and quality investment criteria to identify attractive investment opportunities across the universe of international emerging market equity opportunities, then constructs and manages individual positions within a disciplined, risk controlled framework. Boston Company Asset Management, LLC employs a fundamentally driven investment process to identify attractive value companies within the international emerging markets equity universe and then constructs a diversified portfolio of those companies in accordance with industry and individual company allocation guidelines.

[1]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of June 30, 2012 the MSCI Emerging Markets Index consisted of the following 21 emerging market country indicies: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Emerging Markets Portfolio from 12/10/09 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performanceand current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performanceinformation current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the MSCI EM Index, which represents the performance of the major stock markets in those regions. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Emerging Markets Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 1.03%
HC Advisors Shares 1.28%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additionalinformation pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The Core Fixed Income Portfolio
(Unaudited)

The Core Fixed Income Portfolio (the “Portfolio”) managed by BlackRock Financial Management, Inc., Mellon Capital Management Corporation and Seix Investment Advisors LLC (“Seix”) returned 7.75% for the fiscal year compared to 7.47% for the Barclays Capital U.S. Aggregate Bond Index1 (“BarCap”) and 6.97% for the average fixed income manager in the Lipper2 universe of Intermediate Investment Grade Debt Funds.

The Portfolio is allocated across the three major sectors of the BarCap Index: governments, credit, and asset backed securities. The government and asset backed sectors are passively managed to provide performance in-line with their respective benchmarks. Actual results may vary marginally from the underlying benchmarks because of cash flows and because for practical purposes, the portfolios hold a representative group of the securities in the benchmarks and do not seek to fully replicate all of the individual holdings. The credit portfolio has a bit more flexibility to vary from the index by avoiding credits that the manager feels have adverse price risk. The allocations across the three sectors will vary over time based upon the relative attractiveness of the sectors. In general, the portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality comparable to the benchmark.

[1]	The Barclays Capital U.S. Aggregate Bond Index includes more than 8,000 taxable government, investment-grade corporate and mortgage backed securities. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Core Fixed Income Portfolio from 7/1/02 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performanceand current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performanceinformation current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital U.S. Aggregate Bond Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Core Fixed Income Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.31%
HC Advisors Shares 0.56%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additionalinformation pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The Fixed Income Opportunity Portfolio
(Unaudited)

For the fiscal year, the Fixed Income Opportunity Portfolio (the “Portfolio”), managed by Seix Investment Advisors LLC (“Seix”), had a return of 5.27% compared to 8.00% for the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index1, 7.30% for the Credit Suisse High Yield Index2 and 5.15% for the average manager in the Lipper3 High Current Yield Fund universe.

The Portfolio underperformed its benchmarks due to a sector overweight to Telecoms and unfavorable security selection in the Telecoms, Utilities and Financial sectors. In the fourth quarter, the Portfolio added a new specialist manager Fort Washington Investment Advisors, LLC to manage a portion of the portfolio.

The Portfolio is designed to provide investors with higher returns over time than traditional fixed income investments primarily through investment in a diversified portfolio of high yield bonds. The Portfolio may also opportunistically invest in international bonds, convertible bonds, preferred stocks, treasury inflation bonds, loan participations and fixed and floating rate loans. Over the fiscal year the Portfolio remained focused exclusively on high yield bonds.

[1]	The Barclays Capital High Yield Ba/B 2% Issuer Constrained Index is a market capitalization-weighted index that measures fixed rate non-investment grade debt securities of U.S. and non-U.S. corporations. No single issuer accounts form ore than 2% of market cap. The index is calculated on a total return basis. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	The Credit Suisse High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market. It is comprised of over 1,100 corporate debt issues, including cash-pay, zero-coupon, stepped-rate and pay-in-kind (“PIK”) bonds; floating-rate and convertible issues, as well as preferred stock are not included. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[3]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Fixed Income Opportunity Portfolio from 7/1/02 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performanceand current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Credit Suisse High Yield Index and the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index. The indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Fixed Income Opportunity Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.55%
HC Advisors Shares 0.80%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additionalinformation pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The U.S. Government Fixed Income Securities Portfolio
(Unaudited)

The U.S. Government Fixed Income Securities Portfolio (the “Portfolio”) managed by Mellon Capital Management returned 8.10% compared to 8.32% for the Barclays Capital U.S. Government Bond Index1 and 6.61% for the average fixed income manager in the Lipper2 universe of Intermediate U.S. Government Funds.

The Portfolio is structured to perform similarly to the benchmark. As such it uses a sampling methodology to select a subset of the index universe that maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. Since the Portfolio owns a subset of securities of the Index, there will necessarily be some tracking error.

[1]	The Barclays Capital U.S. Government Bond Index is a broad-based unmanaged index that represents the general performance of U.S. Treasury and U.S. Government Agency debt securities.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Government Fixed Income Securities Portfolio from 12/6/10 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital U.S. Government Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Government Fixed Income Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio’s distributions or redemptions of the Portfolio’s shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.26%*

* Based on estimated amounts for the current fiscal year.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additionalinformation pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The U.S. Corporate Fixed Income Securities Portfolio
(Unaudited)

The U.S. Corporate Fixed Income Securities Portfolio (the “Portfolio”) managed by Seix Investment Advisors LLC (“Seix”) returned 10.87% compared to 9.71% for the Barclays Capital U.S. Corporate Index1 and 6.97% for the average fixed income manager in the Lipper2 universe of Intermediate Investment Grade Debt Funds.

The Portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. The Portfolio is biased towards more defensive industries, companies with more conservative capital structures and securities that have more security and/or more subordination. As a result the portfolio tends to outperform in periods of market stress and underperform during expansive credit conditions.

[1]	The Barclays Capital U.S. Corporate Investment Grade Bond Index covers USD denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate indices.$10,000
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Corporate Fixed Income Securities Portfolio from 12/6/10 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital U.S. Corporate Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Corporate Fixed Income Securities Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.36%*

* Based on estimated amounts for the current fiscal year.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additionalinformation pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
(Unaudited)

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolio”) managed by BlackRock Financial Management, Inc., returned 4.95% compared to 5.07% or the Barclays Capital U.S. Securitized Index1 and 5.29% for the average fixed income manager in the Lipper2 universe of U.S. Mortgage Funds.

The Portfolio is structured to simulate the performance of the benchmark. As such the Portfolio maintains aggregate characteristics – duration, weighted average yield-to-maturity, and average credit quality in line with the benchmark. Since the Portfolio holds a subset of the securities represented in the benchmark, it is expected to generate a small amount of tracking error.

[1]	The Barclays Capital U.S. Securitized Index is an unmanaged index that tracks the performance of mortgage-backed pass through securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, investment-grade bonds and asset-backed securities.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The U.S. Mortgage/Asset Backed Fixed Income Portfolio from 12/6/10 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital U.S. Securitized Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The U.S. Mortgage/Asset Backed Fixed Income Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.31%*

* Based on estimated amounts for the current fiscal year.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additionalinformation pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The Short-Term Municipal Bond Portfolio
(Unaudited)

The Short-Term Municipal Bond Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors, Inc. gained 2.33% for the fiscal year compared to 1.47% for the BofA Merrill Lynch 1-3 Year Muni Index1 and 1.84% for the average manager in the Lipper2 universe of Short Duration Municipal Bond Funds.

The Portfolio benefited from its bias toward highly rated issuers and an emphasis on liquidity. The Portfolio retains a yield advantage relative to tax-exempt cash investments while remaining defensively positioned from both a credit quality and duration perspective.

[1]	The BofA Merrill Lynch 1-3 Year Muni Indexis an unmanaged, equal-weighted index that tracks the total return performance of the domestic U.S. municipal market. The index consists of investment grade, publicly traded, fixed-rate and coupon bearing municipal securities with a maturity of one to three years. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that organization compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Short-Term Municipal Bond Portfolio from 3/1/06 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the BofA Merrill Lynch 1-3 Year Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Short-Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.30%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additionalinformation pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The Intermediate Term Municipal Bond Portfolio
(Unaudited)

The Intermediate Term Municipal Bond Portfolio (the “Portfolio”) managed by Standish Mellon Asset Management Company LLC returned 8.29% for the fiscal year compared to 8.23% for the Barclays Capital 3-15 Year Blend Muni Index1 and 7.43% for average manager in the Lipper2 Intermediate Municipal Debt Funds universe.

Despite continuing concern over the solvency of state and local municipalities, the credit spreads continued to contract based on the improvements in sales and income tax receipts, reduced spending and efforts to address the long term liabilities.

The Portfolio remains broadly diversified in high quality municipal bonds. The Portfolio strategy seeks to add value from sector and security selection as well as maturity management across the yield curve while maintaining an overall portfolio duration, or sensitivity to interest rates, that is comparable to that of the benchmark. The Portfolio benefitted from its bias to high quality revenue bonds supporting essential services such as water and sewer issues.

[1]	Barclays Capital 3-15 Year Blend Muni Index is an index of government bonds. This index is unmanaged, thus the index results do not reflect the impact of expenses associated with any investment in securities, such as brokerage commission or other transaction costs. Benchmark performance is shown for comparison purposes only, as it is not possible to invest directly in a securities index.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Intermediate Term Municipal Bond Portfolio from 7/1/02 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital 3-15 Year Blend Muni Index. The index is unmanaged and does not reflect thededuction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Intermediate Term Municipal Bond Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.33%
HC Advisors Shares 0.58%

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additionalinformation pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

The Intermediate Term Municipal Bond II Portfolio
(Unaudited)

The Intermediate Term Municipal Bond II Portfolio (the “Portfolio”) managed by Breckinridge Capital Advisors returned 6.97% compared to 4.72% for the Barclays Capital 5-Year G.O. Muni Index1 and 7.43% for average manager in the Lipper2 Intermediate Municipal Debt Funds universe.

The Portfolio remains broadly diversified to high quality municipal bonds. The Portfolio strategy seeks to add value from sector and security selection as well as maturity management across the yield curve while maintaining an overall portfolio duration, or sensitivity to interest rates, that is comparable to that of the benchmark. The Portfolio outperformed the benchmark and underperformed the peer group due to its more defensive stance with respect to credit.

[1]	The Barclays Capital 5-Year General Obligation Index is an unmanaged index generally representative of investment grade fixed rate debt obligations issued by state and local government entities, with maturities of no more than six years.
[2]	Lipper, Inc. is an independent statistical monitoring organization that compiles performance on mutual funds and further categorizes them by investment objective.

The chart represents historical performance of a hypothetical investment of $10,000 in The Intermediate Term Municipal Bond II Portfolio from 7/13/10 to 6/30/12, and represents the reinvestment of dividends and capital gains in the Portfolio.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call (800) 242-9596.

The Portfolio's performance above is compared to the Barclays Capital 5-Year General Obligations Muni Index. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees, or the deduction of taxes. An investor cannot invest directly in an index. The performance of The Intermediate Term Municipal Bond II Portfolio reflects the deduction of fees for these value-added services, but does not reflect the deduction of taxes that a shareholder would pay on the Portfolio's distributions or redemptions of the Portfolio's shares.

Expense Ratio (As of 11/1/11)
HC Strategic Shares 0.36%*
HC Advisors Shares 0.61%*

* Based on estimated amounts for the current fiscal year.

This information is included in the most current prospectus available to current and prospective shareholders of the Portfolio. Additionalinformation pertaining to the June 30, 2012, expense ratios can be found in the financial highlights.

Conclusion

Overall, the Portfolios performed competitively and cost-effectively versus performance benchmarks and peer universes for the period. As appropriate, manager appointments and allocations within each Portfolio were managed and modified to ensure that each Portfolio remained positioned to achieve its respective objectives.

We continue to seek to add new portfolios as appropriate to broaden the opportunity set of investment portfolios available to our clients for fulfilling their asset allocation and investment policy objectives. We also continue to maintain a comprehensive dual-track, investment management and compliance review and due diligence processes to identify, select, implement, monitor and manage the investment managers and investment strategies we employ within each Portfolio.

Finally, we are constantly seeking ways to improve our management of each Portfolio. To that end, over the period we continued to add new lower cost, custom defined investment style portfolio strategies to the Commodities Related Securities, International Equities, and Emerging Markets Portfolios. The new additions are managed to guidelines specified by Hirtle Callaghan to best capture the portfolio strategy or risk characteristics we are seeking, rebalanced and updated to reflect the changing dynamics of the marketplace, and implemented in an efficient and cost-effective manner by State Street Global Advisors. The new managed strategies allow us to better control overall portfolio risk with less frictional costs and to take advantage of opportunities to improve portfolio expected returns per unit of risk while lowering management costs.

As ever, we appreciate your continued confidence and support.

Hirtle Callaghan & Co., LLC

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks — 99.24%
	Advertising — 0.25%
31,800	Omnicom Group, Inc.	$1,545
	Aerospace & Defense — 3.99%
22,640	Exelis, Inc.	223
37,097	General Dynamics Corp.	2,447
158,294	Honeywell International, Inc.	8,839
11,400	L-3 Communications Holdings, Inc.	844
30,440	Lockheed Martin Corp.	2,651
29,288	Northrop Grumman Corp.	1,868
38,893	Raytheon Co.	2,201
17,000	Rockwell Collins, Inc.	839
58,345	United Technologies Corp.	4,407
		24,319
	Agricultural Products — 0.39%
80,291	Archer-Daniels-Midland Co.	2,370
	Air Freight & Logistics — 0.73%
56,500	United Parcel Service, Inc., Class – B	4,450
	Airlines — 0.29%
3,840	Copa Holdings SA, Class – A	317
134,000	Delta Air Lines, Inc. (a)	1,467
		1,784
	Apparel Retail — 0.04%
7,600	Guess?, Inc.	231
	Asset Management & Custody Banks — 1.42%
25,893	Ares Capital Corp.	413
21,252	BlackRock, Inc., Class – A	3,609
13,400	Eaton Vance Corp.	361
10,700	Federated Investors, Inc., Class – B	234
52,300	Invesco Ltd.	1,182
22,000	Janus Capital Group, Inc.	172
25,183	Northern Trust Corp.	1,159
26,500	State Street Corp.	1,183
10,100	Waddell & Reed Financial, Inc., Class – A	306
		8,619
	Auto Parts & Equipment — 1.24%
16,900	Gentex Corp.	353
179,904	Johnson Controls, Inc.	4,985
44,600	Lear Corp.	1,683
14,479	TRW Automotive Holdings Corp. (a)	532
		7,553
	Automobile Manufacturers — 0.49%
55,802	Ford Motor Co.	535
125,400	General Motors Co. (a)	2,473
		3,008
	Biotechnology — 0.65%
57,378	Gilead Sciences, Inc. (a)	2,942
18,600	Vertex Pharmaceuticals, Inc. (a)	1,040
		3,982
	Brewers — 0.10%
14,912	Molson Coors Brewing Co., Class – B	620

Shares	Security Description	Value (000)
	Building Products — 0.15%
41,800	Fortune Brands Home & Security, Inc. (a)	$931
	Cable & Satellite — 1.37%
23,500	Cablevision Systems Corp., Class – A	312
34,200	DIRECTV, Class – A (a)	1,670
77,281	Time Warner Cable, Inc.	6,345
		8,327
	Casinos & Gaming — 0.45%
248,000	MGM Resorts International (a)	2,768
	Commercial Printing — 0.04%
21,100	R.R. Donnelley & Sons Co.	248
	Commodity Chemicals — 0.01%
2,690	Kronos Worldwide, Inc.	42
	Communications Equipment — 1.14%
370,150	Cisco Systems, Inc.	6,355
13,300	Harris Corp.	557
		6,912
	Computer & Electronics Retail — 0.25%
31,400	Best Buy Co., Inc.	658
46,960	GameStop Corp., Class – A	862
		1,520
	Computer Hardware — 1.96%
171,900	Dell, Inc. (a)	2,152
7,400	Diebold, Inc.	273
474,189	Hewlett-Packard Co.	9,536
		11,961
	Computer Storage & Peripherals — 0.04%
8,300	Lexmark International, Inc., Class – A	221
	Construction & Farm Machinery & Heavy Trucks — 0.49%
31,050	Cummins, Inc.	3,009
	Consumer Electronics — 0.08%
12,800	Garmin Ltd.	490
	Consumer Finance — 0.96%
25,500	Ameriprise Financial, Inc.	1,332
66,500	Capital One Financial Corp.	3,635
56,900	SLM Corp.	894
		5,861
	Data Processing & Outsourced Services — 1.09%
57,000	Automatic Data Processing, Inc.	3,173
15,200	Broadridge Financial Solutions, Inc.	323
18,100	Computer Sciences Corp.	449
37,800	Paychex, Inc.	1,187
90,700	Western Union Co.	1,528
		6,660
	Department Stores — 0.70%
18,700	J.C. Penney Co., Inc.	436
28,283	Kohl's Corp.	1,287
73,800	Macy's, Inc.	2,535
		4,258
	Distributors — 0.18%
18,200	Genuine Parts Co.	1,097

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Banks — 2.57%
92,800	CIT Group, Inc. (a)	$3,307
369,336	Wells Fargo & Co.	12,351
		15,658
	Diversified Chemicals — 1.47%
87,718	E.I. du Pont de Nemours & Co.	4,436
22,400	Huntsman Corp.	290
133,579	The Dow Chemical Co.	4,207
		8,933
	Diversified Metals & Mining — 0.78%
3,800	Compass Minerals International, Inc.	290
110,800	Freeport-McMoRan Copper & Gold, Inc.	3,775
18,928	Southern Copper Corp.	596
9,300	Titanium Metals Corp.	105
		4,766
	Diversified Real Estate Investment Trusts — 0.08%
2,600	Liberty Property Trust	96
4,700	Vornado Realty Trust	394
		490
	Diversified Support Services — 0.10%
17,600	Iron Mountain, Inc.	580
	Drug Retail — 0.49%
100,678	Walgreen Co.	2,978
	Education Services — 0.23%
38,400	Apollo Group, Inc., Class – A (a)	1,390
	Electric Utilities — 1.50%
11,981	American Electric Power, Inc.	478
32,982	Duke Energy Corp.	761
24,117	Edison International	1,114
4,657	Entergy Corp.	316
21,031	Exelon Corp.	791
10,243	FirstEnergy Corp.	504
3,000	Great Plains Energy, Inc.	64
2,300	Hawaiian Electric Industries, Inc.	66
10,260	NextEra Energy, Inc.	706
7,717	Northeast Utilities	299
102,800	NV Energy, Inc.	1,807
6,300	Pepco Holdings, Inc.	123
3,000	Pinnacle West Capital Corp.	155
14,300	PPL Corp.	398
7,300	Progress Energy, Inc.	439
21,460	The Southern Co.	994
3,300	Westar Energy, Inc.	99
		9,114
	Electrical Components & Equipment — 0.83%
85,600	Emerson Electric Co.	3,987
16,600	Rockwell Automation, Inc.	1,097
		5,084
	Electronic Manufacturing Services — 0.07%
16,700	Molex, Inc.	400

Shares	Security Description	Value (000)
	Environmental & Facilities Services — 0.49%
12,700	Covanta Holding Corp.	$218
35,400	Republic Services, Inc., Class – A	937
54,076	Waste Management, Inc.	1,806
		2,961
	Fertilizers & Agricultural Chemicals — 0.62%
43,387	Monsanto Co.	3,592
4,900	The Scotts Miracle-Gro Co.	201
		3,793
	Food Distributors — 0.33%
68,400	Sysco Corp.	2,039
	Food Retail — 0.70%
28,100	Safeway, Inc.	510
163,000	The Kroger Co.	3,780
		4,290
	Gas Utilities — 0.11%
3,200	AGL Resources, Inc.	124
2,000	Atmos Energy Corp.	70
1,800	National Fuel Gas Co.	84
5,100	ONEOK, Inc.	216
4,300	Questar Corp.	90
2,500	UGI Corp.	74
		658
	General Merchandise Stores — 0.73%
76,139	Target Corp.	4,431
	Gold — 0.88%
67,900	Barrick Gold Corp.	2,551
57,303	Newmont Mining Corp.	2,780
		5,331
	Health Care Distributors — 0.35%
22,900	McKesson Corp.	2,147
	Health Care Equipment — 1.72%
64,300	Baxter International, Inc.	3,418
48,902	Covidien PLC	2,616
115,040	Medtronic, Inc.	4,455
		10,489
	Health Care Services — 0.06%
10,100	Lincare Holdings, Inc.	344
	Home Furnishings — 0.06%
16,400	Leggett & Platt, Inc.	347
	Homebuilding — 0.15%
1,100	NVR, Inc. (a)	935
	Homefurnishing Retail — 0.06%
10,300	Williams-Sonoma, Inc.	360
	Hotels, Resorts & Cruise Lines — 0.27%
48,557	Carnival Corp.	1,664
	Household Appliances — 0.09%
9,100	Whirlpool Corp.	557
	Household Products — 2.75%
43,792	Colgate-Palmolive Co.	4,559
45,834	Kimberly-Clark Corp.	3,840

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Products (continued)
15,200	The Clorox Co.	$1,101
118,417	The Procter & Gamble Co.	7,253
		16,753
	Housewares & Specialties — 0.25%
65,900	Newell Rubbermaid, Inc.	1,195
6,500	Tupperware Brands Corp.	356
		1,551
	Industrial Conglomerates — 2.14%
50,529	3M Co.	4,528
407,060	General Electric Co.	8,483
		13,011
	Industrial Gases — 0.33%
24,700	Air Products & Chemicals, Inc.	1,994
	Industrial Machinery — 1.09%
5,700	Crane Co.	207
39,400	Eaton Corp.	1,561
9,400	Harsco Corp.	192
49,637	Illinois Tool Works, Inc.	2,625
32,050	Stanely Black & Decker, Inc.	2,063
		6,648
	Industrial Real Estate Investment Trust — 0.06%
11,785	Prologis, Inc.	392
	Insurance Brokers — 0.42%
13,700	Arthur J. Gallagher & Co.	481
63,800	Marsh & McLennan Cos., Inc.	2,056
		2,537
	Integrated Oil & Gas — 5.78%
132,600	BP PLC – Sponsored ADR	5,376
43,723	Chevron Corp.	4,613
82,136	ConocoPhillips	4,590
107,584	Exxon Mobil Corp.	9,206
127,800	Marathon Oil Corp.	3,268
94,725	Occidental Petroleum Corp.	8,124
		35,177
	Integrated Telecommunication Services — 3.43%
162,177	AT&T, Inc.	5,783
68,429	BCE, Inc.	2,819
170,622	CenturyLink, Inc.	6,738
116,600	Frontier Communications Corp.	447
99,713	Verizon Communications, Inc.	4,431
70,100	Windstream Corp.	677
		20,895
	Investment Banking & Brokerage — 0.06%
13,300	Lazard Ltd., Class – A	346
	IT Consulting & Other Services — 0.07%
33,100	SAIC, Inc.	401
	Leisure Products — 0.29%
13,400	Hasbro, Inc.	454

Shares	Security Description	Value (000)
	Leisure Products (continued)
39,700	Mattel, Inc.	$1,288
		1,742
	Life & Health Insurance — 1.28%
54,616	Aflac, Inc.	2,326
46,457	MetLife, Inc.	1,433
35,000	Principal Financial Group, Inc.	918
9,500	Protective Life Corp.	279
54,500	Prudential Financial, Inc.	2,640
5,200	StanCorp Financial Group, Inc.	193
		7,789
	Managed Health Care — 1.59%
25,805	Health Net, Inc. (a)	626
93,100	UnitedHealth Group, Inc.	5,446
56,400	WellPoint, Inc.	3,598
		9,670
	Marine — 0.04%
4,869	Alexander & Baldwin Holdings, Inc. (a)	259
	Metal & Glass Containers — 0.24%
3,700	Greif, Inc., Class – A	152
69,587	Owens-Illinois, Inc. (a)	1,334
		1,486
	Mortgage Real Estate Investment Trusts — 0.14%
7,400	American Capital Agency Corp.	249
24,600	Annaly Capital Management, Inc.	413
23,600	Chimera Investment Corp.	56
2,400	Hatteras Financial Corp.	68
8,800	MFA Financial, Inc.	69
		855
	Movies & Entertainment — 2.76%
13,400	Cinemark Holdings, Inc.	306
10,000	Regal Entertainment Group, Class – A	138
265,008	Time Warner, Inc.	10,203
130,441	Viacom, Inc., Class – B	6,133
		16,780
	Multi-line Insurance — 0.03%
5,752	Kemper Corp.	177
	Multi-Sector Holdings — 0.09%
26,200	Leucadia National Corp.	557
	Multi-Utilities — 1.10%
3,100	Alliant Energy Corp.	141
6,200	Ameren Corp.	208
62,500	CenterPoint Energy, Inc.	1,292
6,900	CMS Energy Corp.	162
7,300	Consolidated Edison, Inc.	454
14,142	Dominion Resources, Inc.	764
16,348	DTE Energy Co.	970
1,800	Integrys Energy Group, Inc.	102
5,200	MDU Resources Group, Inc.	112
7,561	NiSource, Inc.	187
2,600	OGE Energy Corp.	135
10,442	PG&E Corp.	473

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Multi-Utilities (continued)
12,502	Public Service Enterprise Group, Inc.	$406
3,100	SCANA Corp.	148
5,900	Sempra Energy	407
5,000	TECO Energy, Inc.	90
1,800	Vectren Corp.	53
6,000	Wisconsin Energy Corp.	238
12,500	Xcel Energy, Inc.	355
		6,697
	Office Real Estate Investment Trusts — 0.14%
1,500	Alexandria Real Estate Equities, Inc.	109
3,800	BioMed Realty Trust, Inc.	71
3,000	Brandywine Realty Trust	37
1,800	CommonWealth REIT	34
1,600	Corporate Office Properties Trust	38
2,600	Digital Realty Trust, Inc.	195
3,100	Douglas Emmett, Inc.	72
7,200	Duke Realty Corp.	105
1,700	Kilroy Realty Corp.	82
2,100	Mack-Cali Realty Corp.	61
4,000	Piedmont Office Realty Trust, Inc., Class – A	69
		873
	Office Services & Supplies — 0.10%
12,100	Avery Dennison Corp.	331
19,800	Pitney Bowes, Inc.	296
		627
	Oil & Gas Drilling — 0.67%
33,100	Helmerich & Payne, Inc.	1,439
59,300	Transocean Ltd.	2,653
		4,092
	Oil & Gas Equipment & Services — 0.02%
7,900	RPC, Inc.	94
	Oil & Gas Exploration & Production — 0.57%
81,950	Encana Corp.	1,707
56,050	Southwestern Energy Co. (a)	1,790
		3,497
	Oil & Gas Refining & Marketing — 1.01%
68,608	Marathon Petroleum Corp.	3,082
45,075	Phillips 66 (a)	1,498
64,500	Valero Energy Corp.	1,558
		6,138
	Oil & Gas Storage & Transportation — 1.06%
5,107	Golar LNG Ltd.	193
56,997	Kinder Morgan, Inc.	1,836
76,200	Spectra Energy Corp.	2,214
4,287	Teekay Shipping Corp.	126
73,121	The Williams Cos., Inc.	2,107
		6,476
	Other Diversified Financial Services — 3.06%
326,250	Citigroup, Inc.	8,942

Shares	Security Description	Value (000)
	Other Diversified Financial Services (continued)
271,088	JPMorgan Chase & Co.	$9,686
		18,628
	Packaged Foods & Meats — 2.38%
20,300	Campbell Soup Co.	678
48,400	ConAgra Foods, Inc.	1,255
13,000	Flowers Foods, Inc.	302
75,536	General Mills, Inc.	2,911
37,300	H.J. Heinz Co.	2,028
28,179	Kellogg Co.	1,390
112,883	Kraft Foods, Inc.	4,359
13,000	The J.M. Smucker Co.	982
32,600	Tyson Foods, Inc., Class – A	614
		14,519
	Paper Packaging — 0.24%
12,000	Bemis Co., Inc.	376
11,400	Packaging Corp. of America	322
23,600	Sealed Air Corp.	364
12,300	Sonoco Products Co.	371
		1,433
	Paper Products — 0.34%
51,000	International Paper Co.	1,474
20,200	MeadWestvaco Corp.	581
		2,055
	Personal Products — 0.24%
50,400	Avon Products, Inc.	817
13,700	Herbalife Ltd.	662
		1,479
	Pharmaceuticals — 9.65%
70,337	Abbott Laboratories	4,535
102,300	AstraZeneca PLC – Sponsored ADR	4,578
124,047	Bristol-Myers Squibb Co.	4,459
104,241	Eli Lilly & Co.	4,473
202,606	Johnson & Johnson	13,688
185,366	Merck & Co., Inc.	7,739
13,300	Novartis AG – ADR	743
750,387	Pfizer, Inc.	17,259
34,301	Sanofi-Aventis – Sponsored ADR	1,296
		58,770
	Property & Casualty Insurance — 2.20%
78,660	ACE Ltd.	5,831
18,800	Assured Guaranty Ltd.	265
12,800	AXIS Capital Holdings Ltd.	417
17,000	Cincinnati Financial Corp.	647
5,300	Endurance Specialty Holdings Ltd.	203
26,000	Fidelity National Financial, Inc., Class – A	501
5,200	Hanover Insurance Group, Inc.	203
3,400	Mercury General Corp.	142
30,300	Old Republic International Corp.	251
57,236	The Allstate Corp.	2,008
45,438	The Travelers Cos., Inc.	2,901
		13,369

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Publishing — 0.80%
145,492	Gannett Co., Inc.	$2,143
29,400	The McGraw-Hill Cos., Inc.	1,323
500	The Washington Post Co., Class – B	187
43,340	Thomson Reuters Corp.	1,233
		4,886
	Railroads — 0.89%
121,300	CSX Corp.	2,712
38,046	Norfolk Southern Corp.	2,731
		5,443
	Regional Banks — 2.02%
5,300	Bank of Hawaii Corp.	243
172,470	BB&T Corp.	5,321
6,300	Cullen/Frost Bankers, Inc.	362
24,500	Fulton Financial Corp.	245
111,200	KeyCorp	861
14,800	M&T Bank Corp.	1,222
61,760	PNC Financial Services Group, Inc.	3,774
24,425	Valley National Bancorp	259
		12,287
	Reinsurance — 0.15%
7,500	PartnerRe Ltd.	567
11,600	Validus Holdings Ltd.	372
		939
	Residential Real Estate Investment Trusts — 0.20%
1,800	American Campus Communities, Inc.	81
3,100	Apartment Investment & Management Co., Class – A	84
2,400	AvalonBay Communities, Inc.	340
1,700	BRE Properties, Inc.	85
2,000	Camden Property Trust	135
1,000	Equity Lifestyle Properties, Inc.	69
900	Essex Property Trust, Inc.	138
1,200	Home Properties, Inc.	74
1,000	Mid-America Apartment Communities, Inc.	68
6,100	UDR, Inc.	158
		1,232
	Restaurants — 0.85%
15,000	Darden Restaurants, Inc.	760
49,600	McDonald's Corp.	4,391
		5,151
	Retail Real Estate Investment Trusts — 0.39%
3,700	CBL & Associates Properties, Inc.	72
6,483	DDR Corp.	95
1,500	Federal Realty Investment Trust	156
10,900	Kimco Realty Corp.	208
2,700	National Retail Properties, Inc.	76
3,600	Realty Income Corp.	150
2,100	Regency Centers Corp.	100
7,429	Simon Property Group, Inc.	1,157
2,300	Tanger Factory Outlet Centers, Inc.	74

Shares	Security Description	Value (000)
	Retail Real Estate Investment Trusts (continued)
3,400	The Macerich Co.	$201
2,900	Weingarten Realty Investors	76
		2,365
	Security & Alarm Services — 0.06%
11,600	Corrections Corp. of America	342
	Semiconductor Equipment — 1.77%
703,287	Applied Materials, Inc.	8,060
19,600	KLA-Tencor Corp.	965
46,600	Lam Research Corp. (a)	1,759
		10,784
	Semiconductors — 2.88%
34,900	Analog Devices, Inc.	1,315
18,900	Cypress Semiconductor Corp.	250
258,680	Intel Corp.	6,894
26,800	Linear Technology Corp.	840
34,100	Maxim Integrated Products, Inc.	874
22,600	Microchip Technology, Inc.	747
233,400	Micron Technology, Inc. (a)	1,473
142,510	Texas Instruments, Inc.	4,088
30,800	Xilinx, Inc.	1,034
		17,515
	Soft Drinks — 1.95%
24,700	Dr. Pepper Snapple Group, Inc.	1,081
63,880	PepsiCo, Inc.	4,514
80,297	The Coca-Cola Co.	6,278
		11,873
	Specialized Consumer Services — 0.09%
34,300	H&R Block, Inc.	548
	Specialized Finance — 0.79%
12,949	CME Group, Inc.	3,472
4,900	Interactive Brokers Group, Inc., Class – A	72
14,300	Moody's Corp.	523
29,600	NYSE Euronext	757
		4,824
	Specialized Real Estate Investment Trusts — 0.43%
2,600	Extra Space Storage, Inc.	79
10,600	HCP, Inc.	468
5,400	Health Care REIT, Inc.	315
3,000	Hospitality Properties Trust	74
4,400	Plum Creek Timber Co., Inc.	175
3,643	Public Storage	526
3,400	Rayonier, Inc.	153
3,800	Senior Housing Properties Trust	85
7,114	Ventas, Inc.	449
13,900	Weyerhaeuser Co.	311
		2,635
	Specialty Chemicals — 0.62%
74,162	LyondellBasell Industries NV, Class – A	2,986
8,000	Rockwood Holdings, Inc.	355
15,300	RPM, Inc.	416
		3,757

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialty Stores — 0.17%
80,400	Staples, Inc.	$1,049
	Steel — 0.51%
12,500	Allegheny Technologies, Inc.	399
16,600	Cliffs Natural Resources, Inc.	818
14,772	Commercial Metals Co.	187
37,100	Nucor Corp.	1,406
25,651	Steel Dynamics, Inc.	301
		3,111
	Systems Software — 1.55%
41,400	CA, Inc.	1,121
271,610	Microsoft Corp.	8,309
		9,430
	Thrifts & Mortgage Finance — 0.35%
4,185	BankUnited, Inc.	99
19,200	Capitol Federal Financial, Inc.	228
42,900	First Niagara Financial Group, Inc.	328
59,500	Hudson City Bancorp, Inc.	379
51,300	New York Community Bancorp, Inc.	643
41,500	People's United Financial, Inc.	482
		2,159
	Tobacco — 3.01%
205,601	Altria Group, Inc.	7,104
38,200	Lorillard, Inc.	5,040
50,996	Philip Morris International, Inc.	4,450
38,451	Reynolds American, Inc.	1,725
		18,319
	Trading Companies & Distributors — 0.03%
5,500	GATX Corp.	212

Shares or Principal Amount (000)	Security Description	Value (000)
	Trucking — 0.04%
6,000	Ryder System, Inc.	$216
	Water Utilities — 0.04%
4,700	American Water Works Co., Inc.	161
3,000	Aqua America, Inc.	75
		236
	Wireless Telecommunication Services — 0.79%
171,780	Vodafone Group PLC – Sponsored ADR	4,841
	Total Common Stocks	604,446
	Time Deposit — 1.46%
$ 8,923	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/2/12	8,923
	Total Time Deposit	8,923
	Mutual Fund — 0.15%
912,663	Alliance Money Market Fund Prime Portfolio, 0.08% (b)	913
	Total Mutual Fund	913
	Total Investments (cost $568,926) — 100.85%	614,282
	Liabilities in excess of other assets — (0.85)%	(5,177)
	Net Assets — 100.00%	$609,105
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on June 30, 2012.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2012

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in notes to financial statements.

The Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc. – Quality Yield	SSgA Funds Management, Inc. – Traditional Value	Total
Common Stocks	20.90%	19.52%	46.04%	12.78%	99.24%
Time Deposit	0.96%	0.50%	—	—	1.46%
Mutual Fund	—	—	0.12%	0.03%	0.15%
Other Assets (Liabilities)	-0.86%	-0.09%	0.09%	0.01%	-0.85%
Total Net Assets	21.00%	19.93%	46.25%	12.82%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks — 98.58%
	Advertising — 0.25%
50,400	Omnicom Group, Inc.	$2,449
	Aerospace & Defense — 4.01%
36,080	Exelis, Inc.	356
58,651	General Dynamics Corp.	3,868
250,441	Honeywell International, Inc.	13,985
18,000	L-3 Communications Holdings, Inc.	1,332
48,114	Lockheed Martin Corp.	4,190
46,431	Northrop Grumman Corp.	2,962
61,520	Raytheon Co.	3,481
26,800	Rockwell Collins, Inc.	1,322
92,277	United Technologies Corp.	6,970
		38,466
	Agricultural Products — 0.39%
126,872	Archer-Daniels-Midland Co.	3,745
	Air Freight & Logistics — 0.73%
89,300	United Parcel Service, Inc., Class – B	7,033
	Airlines — 0.27%
6,106	Copa Holdings SA, Class – A	504
192,800	Delta Air Lines, Inc. (a)	2,111
		2,615
	Apparel Retail — 0.04%
12,000	Guess?, Inc.	364
	Asset Management & Custody Banks — 1.44%
40,940	Ares Capital Corp.	653
33,669	BlackRock, Inc., Class – A	5,718
21,300	Eaton Vance Corp.	574
18,600	Federated Investors, Inc., Class – B	407
82,800	Invesco Ltd.	1,871
34,800	Janus Capital Group, Inc.	272
39,851	Northern Trust Corp.	1,834
45,700	State Street Corp.	2,040
16,800	Waddell & Reed Financial, Inc., Class – A	509
		13,878
	Auto Parts & Equipment — 1.22%
26,700	Gentex Corp.	557
284,589	Johnson Controls, Inc.	7,886
64,800	Lear Corp.	2,445
21,445	TRW Automotive Holdings Corp. (a)	788
		11,676
	Automobile Manufacturers — 0.48%
84,421	Ford Motor Co.	809
193,600	General Motors Co. (a)	3,818
		4,627
	Biotechnology — 0.55%
86,400	Gilead Sciences, Inc. (a)	4,431

Shares	Security Description	Value (000)
	Biotechnology (continued)
15,100	Vertex Pharmaceuticals, Inc. (a)	$844
		5,275
	Brewers — 0.10%
23,679	Molson Coors Brewing Co., Class – B	985
	Building Products — 0.09%
40,473	Fortune Brands Home & Security, Inc. (a)	901
	Cable & Satellite — 1.36%
37,100	Cablevision Systems Corp., Class – A	493
55,600	DIRECTV, Class – A (a)	2,715
120,333	Time Warner Cable, Inc.	9,879
		13,087
	Casinos & Gaming — 0.43%
367,500	MGM Resorts International (a)	4,101
	Commercial Printing — 0.04%
33,300	R.R. Donnelley & Sons Co.	392
	Commodity Chemicals — 0.01%
4,306	Kronos Worldwide, Inc.	68
	Communications Equipment — 1.11%
567,700	Cisco Systems, Inc.	9,747
21,100	Harris Corp.	883
		10,630
	Computer & Electronics Retail — 0.24%
49,800	Best Buy Co., Inc.	1,044
70,400	GameStop Corp., Class – A	1,292
		2,336
	Computer Hardware — 1.95%
272,200	Dell, Inc. (a)	3,408
11,600	Diebold, Inc.	428
740,453	Hewlett-Packard Co.	14,891
		18,727
	Computer Storage & Peripherals — 0.04%
13,200	Lexmark International, Inc., Class – A	351
	Construction & Farm Machinery & Heavy Trucks — 0.49%
48,450	Cummins, Inc.	4,695
	Consumer Electronics — 0.08%
21,000	Garmin Ltd.	804
	Consumer Finance — 0.96%
40,300	Ameriprise Financial, Inc.	2,106
105,100	Capital One Financial Corp.	5,745
90,100	SLM Corp.	1,415
		9,266
	Data Processing & Outsourced Services — 1.10%
90,400	Automatic Data Processing, Inc.	5,032
24,100	Broadridge Financial Solutions, Inc.	513
28,600	Computer Sciences Corp.	710

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
60,000	Paychex, Inc.	$1,884
143,300	Western Union Co.	2,413
		10,552
	Department Stores — 0.69%
29,500	J.C. Penney Co., Inc.	688
44,865	Kohl's Corp.	2,041
114,000	Macy's, Inc.	3,916
		6,645
	Distributors — 0.18%
28,800	Genuine Parts Co.	1,735
	Diversified Banks — 2.53%
140,300	CIT Group, Inc. (a)	5,000
578,493	Wells Fargo & Co.	19,345
		24,345
	Diversified Chemicals — 1.48%
139,019	E.I. du Pont de Nemours & Co.	7,030
37,600	Huntsman Corp.	487
211,490	The Dow Chemical Co.	6,662
		14,179
	Diversified Metals & Mining — 0.79%
6,100	Compass Minerals International, Inc.	465
175,400	Freeport-McMoRan Copper & Gold, Inc.	5,976
29,921	Southern Copper Corp.	943
14,700	Titanium Metals Corp.	166
		7,550
	Diversified Real Estate Investment Trusts — 0.08%
4,700	Liberty Property Trust	173
7,500	Vornado Realty Trust	630
		803
	Diversified Support Services — 0.10%
28,000	Iron Mountain, Inc.	923
	Drug Retail — 0.49%
159,450	Walgreen Co.	4,717
	Education Services — 0.22%
59,400	Apollo Group, Inc., Class – A (a)	2,150
	Electric Utilities — 1.48%
19,767	American Electric Power, Inc.	789
52,194	Duke Energy Corp.	1,203
34,768	Edison International	1,606
7,382	Entergy Corp.	501
33,244	Exelon Corp.	1,251
16,371	FirstEnergy Corp.	805
6,200	Great Plains Energy, Inc.	133
4,400	Hawaiian Electric Industries, Inc.	125
16,315	NextEra Energy, Inc.	1,123

Shares	Security Description	Value (000)
	Electric Utilities (continued)
12,823	Northeast Utilities	$498
149,100	NV Energy, Inc.	2,621
10,100	Pepco Holdings, Inc.	198
4,400	Pinnacle West Capital Corp.	228
23,600	PPL Corp.	656
12,100	Progress Energy, Inc.	728
33,949	The Southern Co.	1,572
5,300	Westar Energy, Inc.	159
		14,196
	Electrical Components & Equipment — 0.84%
135,500	Emerson Electric Co.	6,312
26,300	Rockwell Automation, Inc.	1,737
		8,049
	Electronic Manufacturing Services — 0.07%
26,500	Molex, Inc.	634
	Environmental & Facilities Services — 0.49%
22,000	Covanta Holding Corp.	377
56,000	Republic Services, Inc., Class – A	1,482
85,569	Waste Management, Inc.	2,858
		4,717
	Fertilizers & Agricultural Chemicals — 0.62%
68,557	Monsanto Co.	5,675
7,800	The Scotts Miracle-Gro Co.	321
		5,996
	Food Distributors — 0.34%
108,200	Sysco Corp.	3,225
	Food Retail — 0.70%
44,400	Safeway, Inc.	806
254,900	The Kroger Co.	5,911
		6,717
	Gas Utilities — 0.12%
4,800	AGL Resources, Inc.	186
4,100	Atmos Energy Corp.	144
3,600	National Fuel Gas Co.	169
8,700	ONEOK, Inc.	368
8,000	Questar Corp.	167
5,100	UGI Corp.	150
		1,184
	General Merchandise Stores — 0.73%
120,621	Target Corp.	7,019
	Gold — 0.88%
107,300	Barrick Gold Corp.	4,032
90,666	Newmont Mining Corp.	4,398
		8,430
	Health Care Distributors — 0.35%
36,200	McKesson Corp.	3,394

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment — 1.73%
101,800	Baxter International, Inc.	$5,411
77,234	Covidien PLC	4,132
182,587	Medtronic, Inc.	7,071
		16,614
	Health Care Services — 0.06%
15,900	Lincare Holdings, Inc.	541
	Home Furnishings — 0.06%
25,900	Leggett & Platt, Inc.	547
	Homebuilding — 0.07%
847	NVR, Inc. (a)	720
	Homefurnishing Retail — 0.06%
16,300	Williams-Sonoma, Inc.	570
	Hotels, Resorts & Cruise Lines — 0.27%
76,798	Carnival Corp.	2,632
	Household Appliances — 0.09%
14,300	Whirlpool Corp.	875
	Household Products — 2.76%
69,426	Colgate-Palmolive Co.	7,227
72,394	Kimberly-Clark Corp.	6,065
24,100	The Clorox Co.	1,746
187,505	The Procter & Gamble Co.	11,485
		26,523
	Housewares & Specialties — 0.28%
115,600	Newell Rubbermaid, Inc.	2,097
10,300	Tupperware Brands Corp.	564
		2,661
	Industrial Conglomerates — 2.14%
80,028	3M Co.	7,171
643,968	General Electric Co.	13,420
		20,591
	Industrial Gases — 0.33%
39,100	Air Products & Chemicals, Inc.	3,157
	Industrial Machinery — 1.10%
9,100	Crane Co.	331
62,400	Eaton Corp.	2,473
16,600	Harsco Corp.	338
78,743	Illinois Tool Works, Inc.	4,165
50,800	Stanely Black & Decker, Inc.	3,270
		10,577
	Industrial Real Estate Investment Trust — 0.07%
18,826	Prologis, Inc.	626
	Insurance Brokers — 0.42%
21,800	Arthur J. Gallagher & Co.	765
100,900	Marsh & McLennan Cos., Inc.	3,252
		4,017

Shares	Security Description	Value (000)
	Integrated Oil & Gas — 5.73%
204,800	BP PLC – Sponsored ADR	$8,303
69,130	Chevron Corp.	7,293
129,942	ConocoPhillips	7,261
170,181	Exxon Mobil Corp.	14,563
186,363	Marathon Oil Corp.	4,765
149,881	Occidental Petroleum Corp.	12,855
		55,040
	Integrated Telecommunication Services — 3.41%
252,592	AT&T, Inc.	9,007
108,145	BCE, Inc.	4,456
266,401	CenturyLink, Inc.	10,520
184,500	Frontier Communications Corp.	707
157,933	Verizon Communications, Inc.	7,018
111,500	Windstream Corp.	1,077
		32,785
	Investment Banking & Brokerage — 0.06%
21,076	Lazard Ltd., Class – A	548
	IT Consulting & Other Services — 0.07%
52,400	SAIC, Inc.	635
	Leisure Products — 0.29%
21,300	Hasbro, Inc.	721
63,000	Mattel, Inc.	2,044
		2,765
	Life & Health Insurance — 1.28%
86,431	Aflac, Inc.	3,681
73,414	MetLife, Inc.	2,265
55,400	Principal Financial Group, Inc.	1,453
15,000	Protective Life Corp.	441
86,300	Prudential Financial, Inc.	4,180
8,300	StanCorp Financial Group, Inc.	308
		12,328
	Managed Health Care — 1.55%
41,211	Health Net, Inc. (a)	1,000
145,500	UnitedHealth Group, Inc.	8,512
83,900	WellPoint, Inc.	5,352
		14,864
	Marine — 0.04%
7,781	Alexander & Baldwin Holdings, Inc. (a)	414
	Metal & Glass Containers — 0.24%
5,800	Greif, Inc., Class – A	238
109,989	Owens-Illinois, Inc. (a)	2,108
		2,346
	Mortgage Real Estate Investment Trusts — 0.14%
11,700	American Capital Agency Corp.	393
39,200	Annaly Capital Management, Inc.	658
46,400	Chimera Investment Corp.	109

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mortgage Real Estate Investment Trusts (continued)
3,800	Hatteras Financial Corp.	$109
13,900	MFA Financial, Inc.	110
		1,379
	Movies & Entertainment — 2.76%
21,200	Cinemark Holdings, Inc.	484
15,900	Regal Entertainment Group, Class – A	219
419,073	Time Warner, Inc.	16,134
206,519	Viacom, Inc., Class – B	9,711
		26,548
	Multi-line Insurance — 0.03%
10,257	Kemper Corp.	315
	Multi-Sector Holdings — 0.08%
35,000	Leucadia National Corp.	744
	Multi-Utilities — 1.05%
4,500	Alliant Energy Corp.	205
9,900	Ameren Corp.	332
88,700	CenterPoint Energy, Inc.	1,833
10,400	CMS Energy Corp.	244
12,000	Consolidated Edison, Inc.	746
22,310	Dominion Resources, Inc.	1,205
19,163	DTE Energy Co.	1,137
3,500	Integrys Energy Group, Inc.	199
7,700	MDU Resources Group, Inc.	166
11,500	NiSource, Inc.	285
4,000	OGE Energy Corp.	207
16,477	PG&E Corp.	746
20,755	Public Service Enterprise Group, Inc.	675
4,800	SCANA Corp.	230
9,800	Sempra Energy	675
8,800	TECO Energy, Inc.	159
3,800	Vectren Corp.	112
9,600	Wisconsin Energy Corp.	380
19,800	Xcel Energy, Inc.	563
		10,099
	Office Real Estate Investment Trusts — 0.15%
2,500	Alexandria Real Estate Equities, Inc.	182
6,000	BioMed Realty Trust, Inc.	112
4,300	Brandywine Realty Trust	53
4,000	CommonWealth REIT	77
2,300	Corporate Office Properties Trust	54
4,200	Digital Realty Trust, Inc.	315
6,300	Douglas Emmett, Inc.	146
11,500	Duke Realty Corp.	168
2,600	Kilroy Realty Corp.	126
4,100	Mack-Cali Realty Corp.	119

Shares	Security Description	Value (000)
	Office Real Estate Investment Trusts (continued)
7,900	Piedmont Office Realty Trust, Inc., Class – A	$136
		1,488
	Office Services & Supplies — 0.10%
19,200	Avery Dennison Corp.	525
31,500	Pitney Bowes, Inc.	472
		997
	Oil & Gas Drilling — 0.65%
49,000	Helmerich & Payne, Inc.	2,131
91,600	Transocean Ltd.	4,097
		6,228
	Oil & Gas Equipment & Services — 0.02%
12,500	RPC, Inc.	149
	Oil & Gas Exploration & Production — 0.58%
129,500	Encana Corp.	2,698
88,550	Southwestern Energy Co. (a)	2,827
		5,525
	Oil & Gas Refining & Marketing — 1.02%
110,192	Marathon Petroleum Corp.	4,950
71,150	Phillips 66 (a)	2,365
102,200	Valero Energy Corp.	2,468
		9,783
	Oil & Gas Storage & Transportation — 1.07%
8,026	Golar LNG Ltd.	303
90,346	Kinder Morgan, Inc.	2,911
120,700	Spectra Energy Corp.	3,508
6,738	Teekay Shipping Corp.	197
115,552	The Williams Cos., Inc.	3,330
		10,249
	Other Diversified Financial Services — 2.97%
506,450	Citigroup, Inc.	13,882
410,481	JPMorgan Chase & Co.	14,666
		28,548
	Packaged Foods & Meats — 2.38%
32,300	Campbell Soup Co.	1,078
76,700	ConAgra Foods, Inc.	1,989
20,750	Flowers Foods, Inc.	482
119,638	General Mills, Inc.	4,611
59,100	H.J. Heinz Co.	3,214
44,742	Kellogg Co.	2,207
178,676	Kraft Foods, Inc.	6,901
20,700	The J.M. Smucker Co.	1,563
45,100	Tyson Foods, Inc., Class – A	849
		22,894
	Paper Packaging — 0.24%
19,000	Bemis Co., Inc.	595
18,100	Packaging Corp. of America	511

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Paper Packaging (continued)
37,600	Sealed Air Corp.	$581
19,500	Sonoco Products Co.	588
		2,275
	Paper Products — 0.34%
80,800	International Paper Co.	2,336
32,000	MeadWestvaco Corp.	920
		3,256
	Personal Products — 0.24%
79,800	Avon Products, Inc.	1,294
21,600	Herbalife Ltd.	1,044
		2,338
	Pharmaceuticals — 9.61%
111,337	Abbott Laboratories	7,178
158,000	AstraZeneca PLC – Sponsored ADR	7,070
196,315	Bristol-Myers Squibb Co.	7,058
164,994	Eli Lilly & Co.	7,080
317,114	Johnson & Johnson	21,424
293,409	Merck & Co., Inc.	12,250
21,000	Novartis AG – ADR	1,174
1,175,626	Pfizer, Inc.	27,039
54,172	Sanofi-Aventis – Sponsored ADR	2,047
		92,320
	Property & Casualty Insurance — 2.21%
124,400	ACE Ltd.	9,222
29,800	Assured Guaranty Ltd.	420
20,200	AXIS Capital Holdings Ltd.	657
26,900	Cincinnati Financial Corp.	1,024
8,500	Endurance Specialty Holdings Ltd.	326
41,200	Fidelity National Financial, Inc., Class – A	793
8,400	Hanover Insurance Group, Inc.	329
5,300	Mercury General Corp.	221
50,700	Old Republic International Corp.	420
90,648	The Allstate Corp.	3,181
71,914	The Travelers Cos., Inc.	4,591
		21,184
	Publishing — 0.74%
203,138	Gannett Co., Inc.	2,992
41,915	The McGraw-Hill Cos., Inc.	1,886
700	The Washington Post Co., Class – B	262
68,603	Thomson Reuters Corp.	1,952
		7,092
	Railroads — 0.90%
192,000	CSX Corp.	4,293
60,218	Norfolk Southern Corp.	4,322
		8,615

Shares	Security Description	Value (000)
	Regional Banks — 2.03%
8,400	Bank of Hawaii Corp.	$386
273,023	BB&T Corp.	8,423
10,400	Cullen/Frost Bankers, Inc.	598
39,000	Fulton Financial Corp.	389
176,200	KeyCorp	1,364
23,400	M&T Bank Corp.	1,932
97,809	PNC Financial Services Group, Inc.	5,977
37,920	Valley National Bancorp	402
		19,471
	Reinsurance — 0.16%
12,000	PartnerRe Ltd.	908
18,400	Validus Holdings Ltd.	589
		1,497
	Residential Real Estate Investment Trusts — 0.21%
2,900	American Campus Communities, Inc.	130
5,000	Apartment Investment & Management Co., Class – A	135
3,900	AvalonBay Communities, Inc.	552
3,400	BRE Properties, Inc.	170
3,200	Camden Property Trust	217
1,600	Equity Lifestyle Properties, Inc.	110
1,400	Essex Property Trust, Inc.	216
1,900	Home Properties, Inc.	117
1,600	Mid-America Apartment Communities, Inc.	109
9,100	UDR, Inc.	235
		1,991
	Restaurants — 0.85%
23,800	Darden Restaurants, Inc.	1,205
78,500	McDonald's Corp.	6,950
		8,155
	Retail Real Estate Investment Trusts — 0.39%
5,800	CBL & Associates Properties, Inc.	113
9,318	DDR Corp.	136
2,600	Federal Realty Investment Trust	271
16,600	Kimco Realty Corp.	316
4,200	National Retail Properties, Inc.	119
5,500	Realty Income Corp.	230
4,000	Regency Centers Corp.	190
11,775	Simon Property Group, Inc.	1,833
3,600	Tanger Factory Outlet Centers, Inc.	115
5,400	The Macerich Co.	319
5,500	Weingarten Realty Investors	145
		3,787
	Security & Alarm Services — 0.06%
18,400	Corrections Corp. of America	542

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductor Equipment — 1.71%
1,083,743	Applied Materials, Inc.	$12,420
30,900	KLA-Tencor Corp.	1,522
66,100	Lam Research Corp. (a)	2,494
		16,436
	Semiconductors — 2.84%
55,200	Analog Devices, Inc.	2,079
30,100	Cypress Semiconductor Corp.	398
404,765	Intel Corp.	10,787
42,500	Linear Technology Corp.	1,332
54,000	Maxim Integrated Products, Inc.	1,385
35,800	Microchip Technology, Inc.	1,184
322,650	Micron Technology, Inc. (a)	2,036
225,183	Texas Instruments, Inc.	6,460
48,700	Xilinx, Inc.	1,635
		27,296
	Soft Drinks — 1.96%
39,100	Dr. Pepper Snapple Group, Inc.	1,711
101,038	PepsiCo, Inc.	7,139
127,280	The Coca-Cola Co.	9,952
		18,802
	Specialized Consumer Services — 0.09%
54,200	H&R Block, Inc.	866
	Specialized Finance — 0.78%
20,376	CME Group, Inc.	5,463
7,300	Interactive Brokers Group, Inc., Class – A	107
18,500	Moody's Corp.	676
46,900	NYSE Euronext	1,200
		7,446
	Specialized Real Estate Investment Trusts — 0.44%
4,100	Extra Space Storage, Inc.	126
16,700	HCP, Inc.	737
8,700	Health Care REIT, Inc.	507
5,600	Hospitality Properties Trust	139
6,600	Plum Creek Timber Co., Inc.	262
5,750	Public Storage	830
5,000	Rayonier, Inc.	225
7,300	Senior Housing Properties Trust	163
11,350	Ventas, Inc.	716
22,100	Weyerhaeuser Co.	494
		4,199
	Specialty Chemicals — 0.59%
109,138	LyondellBasell Industries NV, Class – A	4,395
12,700	Rockwood Holdings, Inc.	563
25,500	RPM, Inc.	694
		5,652

Shares or Principal Amount (000)	Security Description	Value (000)
	Specialty Stores — 0.17%
127,300	Staples, Inc.	$1,661
	Steel — 0.51%
19,800	Allegheny Technologies, Inc.	632
26,300	Cliffs Natural Resources, Inc.	1,296
23,664	Commercial Metals Co.	299
58,497	Nucor Corp.	2,217
42,713	Steel Dynamics, Inc.	502
		4,946
	Systems Software — 1.55%
65,600	CA, Inc.	1,777
429,552	Microsoft Corp.	13,140
		14,917
	Thrifts & Mortgage Finance — 0.36%
6,661	BankUnited, Inc.	157
30,300	Capitol Federal Financial, Inc.	360
68,100	First Niagara Financial Group, Inc.	521
94,200	Hudson City Bancorp, Inc.	600
81,200	New York Community Bancorp, Inc.	1,017
65,700	People's United Financial, Inc.	763
		3,418
	Tobacco — 3.01%
319,320	Altria Group, Inc.	11,032
61,500	Lorillard, Inc.	8,115
80,750	Philip Morris International, Inc.	7,046
60,767	Reynolds American, Inc.	2,727
		28,920
	Trading Companies & Distributors — 0.04%
9,500	GATX Corp.	366
	Trucking — 0.04%
9,500	Ryder System, Inc.	342
	Water Utilities — 0.04%
7,200	American Water Works Co., Inc.	247
6,300	Aqua America, Inc.	157
		404
	Wireless Telecommunication Services — 0.80%
271,475	Vodafone Group PLC – Sponsored ADR	7,650
	Total Common Stocks	946,797
	Time Deposit — 1.89%
$18,134	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/2/12	18,134
	Total Time Deposit	18,134

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Mutual Fund — 0.18%
1,771,224	Alliance Money Market Fund Prime Portfolio, 0.08% (b)	$1,771
	Total Mutual Fund	1,771
	Total Investments (cost $908,651) — 100.65%	966,702
	Liabilities in excess of other assets — (0.65)%	(6,248)
	Net Assets — 100.00%	$960,454

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on June 30, 2012.

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Value Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2012

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in notes to financial statements.

The Institutional Value Equity Portfolio	Alliance Bernstein L.P.	Institutional Capital, LLC	SSgA Funds Management, Inc. – Quality Yield	SSgA Funds Management, Inc. – Traditional Value	Total
Common Stocks	19.84%	19.56%	49.47%	9.71%	98.58%
Time Deposit	1.41%	0.48%	—	—	1.89%
Mutual Fund	—	—	0.13%	0.05%	0.18%
Other Assets (Liabilities)	-0.70%	-0.05%	0.09%	0.01%	-0.65%
Total Net Assets	20.55%	19.99%	49.69%	9.77%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks — 98.98%
	Advertising — 0.16%
24,812	Omnicom Group, Inc.	$1,206
	Aerospace & Defense — 2.74%
30,200	General Dynamics Corp.	1,992
9,500	L-3 Communications Holdings, Inc.	703
36,698	Precision Castparts Corp.	6,036
13,853	Rockwell Collins, Inc.	684
29,320	The Boeing Co.	2,179
111,729	United Technologies Corp.	8,439
		20,033
	Air Freight & Logistics — 0.22%
14,674	C.H. Robinson Worldwide, Inc.	859
19,214	Expeditors International of Washington, Inc.	744
		1,603
	Apparel Retail — 1.18%
7,301	Abercrombie & Fitch Co., Class – A	249
5,834	Guess?, Inc.	177
77,222	Industria de Diseno Textil SA – Unsponsored ADR	1,595
20,848	Ross Stores, Inc.	1,303
117,734	The TJX Cos., Inc.	5,054
10,371	Urban Outfitters, Inc. (a)	286
		8,664
	Apparel, Accessories & Luxury Goods — 1.65%
38,510	Burberry Group PLC – Sponsored ADR	1,604
60,322	Coach, Inc.	3,528
4,401	Fossil, Inc. (a)	337
34,115	Lululemon Athletica, Inc. (a)	2,034
23,454	Ralph Lauren Corp.	3,285
3,127	Under Armour, Inc., Class – A (a)	295
7,700	V.F. Corp.	1,028
		12,111
	Application Software — 1.96%
46,493	Adobe Systems, Inc. (a)	1,505
8,173	ANSYS, Inc. (a)	516
16,938	Citrix Systems, Inc. (a)	1,422
4,189	FactSet Research Systems, Inc.	389
47,049	Intuit, Inc.	2,792
19,007	Salesforce.com, Inc. (a)	2,628
86,510	SAP AG – Sponsored ADR	5,135
		14,387
	Asset Management & Custody Banks — 1.74%
8,139	BlackRock, Inc., Class – A	1,382
10,546	Eaton Vance Corp.	284
8,061	Federated Investors, Inc., Class – B	176
12,695	Franklin Resources, Inc.	1,409
12,611	SEI Investments Co.	251
169,446	State Street Corp.	7,564
22,774	T. Rowe Price Group, Inc.	1,434
7,549	Waddell & Reed Financial, Inc., Class – A	229
		12,729
	Auto Parts & Equipment — 0.26%
25,613	BorgWarner, Inc. (a)	1,680
12,359	Gentex Corp.	258

Shares	Security Description	Value (000)
	Auto Parts & Equipment (continued)
		$1,938
	Automotive Retail — 0.32%
7,141	Advance Auto Parts, Inc.	487
2,309	AutoZone, Inc. (a)	848
12,275	O'Reilly Automotive, Inc. (a)	1,028
		2,363
	Biotechnology — 1.71%
23,090	Alexion Pharmaceuticals, Inc. (a)	2,293
83,662	Amgen, Inc.	6,111
9,675	Biogen Idec, Inc. (a)	1,397
49,077	Vertex Pharmaceuticals, Inc. (a)	2,744
		12,545
	Brewers — 0.51%
96,836	Companhia de Bebidas das Americas – Sponsored ADR	3,712
	Broadcasting — 0.06%
8,013	Scripps Networks Interactive., Class – A	456
	Communications Equipment — 3.06%
473,596	Cisco Systems, Inc.	8,131
6,971	F5 Networks, Inc. (a)	694
243,691	Qualcomm, Inc.	13,569
		22,394
	Computer & Electronics Retail — 0.08%
28,800	Best Buy Co., Inc.	604
	Computer Hardware — 5.07%
60,576	Apple, Inc. (a)	35,376
140,076	Dell, Inc. (a)	1,754
		37,130
	Computer Storage & Peripherals — 0.69%
142,957	EMC Corp. (a)	3,664
6,800	Lexmark International, Inc., Class – A	181
33,663	NetApp, Inc. (a)	1,071
9,272	QLogic Corp. (a)	127
		5,043
	Construction & Engineering — 0.06%
11,000	Jacobs Engineering Group, Inc. (a)	416
	Construction & Farm Machinery & Heavy Trucks — 0.57%
73,050	Joy Global, Inc.	4,144
	Consumer Electronics — 0.05%
9,626	Garmin Ltd.	369
	Consumer Finance — 0.83%
103,628	American Express Co.	6,032
2,381	Green Dot Corp., Class – A (a)	53
		6,085
	Data Processing & Outsourced Services — 4.28%
183,757	Automatic Data Processing, Inc.	10,228
6,879	Global Payments, Inc.	297
7,388	Lender Processing Services, Inc.	187
11,026	MasterCard, Inc., Class – A	4,742
6,546	NeuStar, Inc., Class – A (a)	219
28,820	Paychex, Inc.	905
14,300	Total System Services, Inc.	342

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
109,302	Visa, Inc., Class – A	$13,513
55,790	Western Union Co.	940
		31,373
	Department Stores — 0.16%
25,032	Kohl's Corp.	1,139
	Distillers & Vintners — 0.12%
8,917	Brown-Forman Corp., Class – B	864
	Distributors — 0.11%
13,240	Genuine Parts Co.	798
	Diversified Support Services — 0.10%
11,600	Cintas Corp.	448
10,614	Copart, Inc. (a)	251
		699
	Drug Retail — 1.10%
120,000	CVS Caremark Corp.	5,608
82,424	Walgreen Co.	2,438
		8,046
	Education Services — 0.07%
10,078	Apollo Group, Inc., Class – A (a)	365
5,700	Career Education Corp. (a)	38
2,283	ITT Educational Services, Inc. (a)	139
		542
	Electrical Components & Equipment — 0.99%
14,170	AMETEK, Inc.	707
14,759	Cooper Industries PLC	1,006
66,611	Emerson Electric Co.	3,103
5,400	Hubbell, Inc., Class – B	421
20,263	Roper Industries, Inc.	1,998
		7,235
	Electronic Components — 0.14%
15,834	Amphenol Corp., Class – A	870
4,515	Dolby Laboratories, Inc., Class – A (a)	186
		1,056
	Electronic Equipment & Instruments — 0.07%
15,850	FLIR Systems, Inc.	309
8,068	National Instruments Corp.	217
		526
	Environmental & Facilities Services — 0.09%
7,496	Stericycle, Inc. (a)	687
	Fertilizers & Agricultural Chemicals — 1.58%
139,607	Monsanto Co.	11,557
	Food Distributors — 0.21%
50,550	Sysco Corp.	1,507
	Food Retail — 0.65%
49,892	Whole Foods Market, Inc.	4,756
	Footwear — 0.82%
3,366	Deckers Outdoor Corp. (a)	148
66,531	NIKE, Inc., Class – B	5,840
		5,988
	General Merchandise Stores — 0.26%
21,612	Dollar Tree, Inc. (a)	1,162
10,706	Family Dollar Stores, Inc.	712

Shares	Security Description	Value (000)
	General Merchandise Stores (continued)
		$1,874
	Health Care Distributors — 1.02%
23,895	AmerisourceBergen Corp.	940
100,764	Express Scripts Holding Co. (a)	5,626
8,041	Henry Schein, Inc. (a)	631
8,908	Patterson Cos., Inc.	307
		7,504
	Health Care Equipment — 3.24%
48,842	Baxter International, Inc.	2,596
19,104	Becton, Dickinson & Co.	1,428
7,394	C.R. Bard, Inc.	794
43,216	Covidien PLC	2,312
10,075	Edwards Lifesciences Corp. (a)	1,041
4,924	IDEXX Laboratories, Inc. (a)	473
12,197	Intuitive Surgical, Inc. (a)	6,755
93,036	Medtronic, Inc.	3,603
12,134	ResMed, Inc. (a)	379
28,764	St. Jude Medical, Inc.	1,148
27,231	Stryker Corp.	1,500
10,218	Varian Medical Systems, Inc. (a)	621
16,400	Zimmer Holdings, Inc.	1,056
		23,706
	Health Care Services — 0.24%
3,534	Catalyst Health Solutions, Inc. (a)	330
8,826	Laboratory Corp. of America Holdings (a)	817
8,368	Lincare Holdings, Inc.	285
4,229	MEDNAX, Inc. (a)	290
		1,722
	Health Care Supplies — 0.06%
12,132	Dentsply International, Inc.	459
	Health Care Technology — 1.30%
114,988	Cerner Corp. (a)	9,505
	Homefurnishing Retail — 0.21%
7,105	Aaron's, Inc.	201
21,937	Bed Bath & Beyond, Inc. (a)	1,356
		1,557
	Hotels, Resorts & Cruise Lines — 0.70%
96,980	Starwood Hotels & Resorts Worldwide, Inc.	5,144
	Household Products — 3.43%
11,926	Church & Dwight Co., Inc.	661
119,848	Colgate-Palmolive Co.	12,476
33,879	Kimberly-Clark Corp.	2,838
10,833	The Clorox Co.	785
137,121	The Procter & Gamble Co.	8,399
		25,159
	Human Resource & Employment Services — 0.04%
5,103	Towers Watson & Co., Class – A	306
	Hypermarkets & Super Centers — 2.45%
75,197	Costco Wholesale Corp.	7,144
154,993	Wal-Mart Stores, Inc.	10,806
		17,950
	Industrial Conglomerates — 0.76%
62,519	3M Co.	5,602

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Gases — 1.03%
69,234	Praxair, Inc.	$7,528
	Industrial Machinery — 0.77%
48,598	Danaher Corp.	2,531
13,428	Donaldson Co., Inc.	448
39,569	Illinois Tool Works, Inc.	2,093
10,300	Pall Corp.	564
		5,636
	Insurance Brokers — 0.04%
10,400	Brown & Brown, Inc.	284
	Integrated Oil & Gas — 2.80%
83,674	Chevron Corp.	8,828
107,051	Exxon Mobil Corp.	9,160
29,582	Occidental Petroleum Corp.	2,537
		20,525
	Internet Retail — 1.93%
50,594	Amazon.com, Inc. (a)	11,553
3,892	Priceline.com, Inc. (a)	2,586
		14,139
	Internet Software & Services — 5.84%
22,469	Baidu, Inc. – Sponsored ADR (a)	2,583
270,639	eBay, Inc. (a)	11,370
100,923	Facebook, Inc., Class – A (a)	3,141
34,820	Google, Inc., Class – A (a)	20,198
23,284	LinkedIn Corp., Class – A (a)	2,474
31,812	Rackspace Hosting, Inc. (a)	1,398
46,165	Tencent Holdings Ltd. – ADR	1,358
3,854	VistaPrint NV (a)	124
7,274	Youku, Inc. – ADR (a)	158
		42,804
	Investment Banking & Brokerage — 0.48%
21,833	Goldman Sachs Group, Inc.	2,093
99,512	Morgan Stanley	1,452
		3,545
	IT Consulting & Other Services — 2.81%
56,790	Accenture PLC, Class – A	3,412
26,671	Cognizant Technology Solutions Corp. (a)	1,600
69,980	International Business Machines Corp.	13,687
25,000	SAIC, Inc.	303
21,857	Teradata Corp. (a)	1,574
		20,576
	Leisure Products — 0.06%
5,616	Polaris Industries, Inc.	401
	Life & Health Insurance — 0.07%
10,000	Torchmark Corp.	505
	Life Sciences Tools & Services — 0.81%
66,633	Agilent Technologies, Inc.	2,615
6,940	Illumina, Inc. (a)	280

Shares	Security Description	Value (000)
	Life Sciences Tools & Services (continued)
2,809	Mettler-Toledo International, Inc. (a)	$438
3,239	Techne Corp.	240
33,000	Thermo Electron Corp.	1,713
8,078	Waters Corp. (a)	642
		5,928
	Managed Health Care — 1.55%
14,500	Humana, Inc.	1,123
139,601	UnitedHealth Group, Inc.	8,166
32,100	WellPoint, Inc.	2,048
		11,337
	Marine — 0.03%
4,651	Kirby Corp. (a)	219
	Metal & Glass Containers — 0.04%
5,900	AptarGroup, Inc.	301
	Motorcycle Manufacturers — 0.28%
44,119	Harley-Davidson, Inc.	2,018
	Movies & Entertainment — 0.32%
48,294	The Walt Disney Co.	2,342
	Office Electronics — 0.02%
4,783	Zebra Technologies Corp., Class – A (a)	164
	Oil & Gas Equipment & Services — 2.00%
1,578	CARBO Ceramics, Inc.	121
130,012	National Oilwell Varco, Inc.	8,378
9,220	Oceaneering International, Inc.	441
87,751	Schlumberger Ltd.	5,696
		14,636
	Oil & Gas Exploration & Production — 0.31%
26,460	Concho Resources, Inc. (a)	2,252
	Packaged Foods & Meats — 1.57%
290,289	DANONE SA – Sponsored ADR	3,594
9,576	Flowers Foods, Inc.	222
27,837	H.J. Heinz Co.	1,514
11,753	Hormel Foods Corp.	358
21,262	Kellogg Co.	1,049
11,360	McCormick & Co., Inc.	689
41,566	Mead Johnson Nutrition Co.	3,346
10,000	The J.M. Smucker Co.	755
		11,527
	Personal Products — 0.47%
63,480	The Estee Lauder Cos., Inc., Class – A	3,435
	Pharmaceuticals — 8.68%
135,574	Abbott Laboratories	8,740
54,212	Allergan, Inc.	5,018
53,635	Bristol-Myers Squibb Co.	1,928
86,428	Eli Lilly & Co.	3,709
24,900	Forest Laboratories, Inc. (a)	871
14,424	Hospira, Inc. (a)	505

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
131,719	Johnson & Johnson	$8,899
247,300	Merck & Co., Inc.	10,325
271,279	Mylan, Inc. (a)	5,797
57,882	Novo Nordisk A/S – Sponsored ADR	8,413
54,850	Perrigo Co.	6,469
33,247	Shire PLC – Sponsored ADR	2,872
		63,546
	Publishing — 0.20%
4,002	John Wiley & Sons, Inc., Class – A	196
2,120	Morningstar, Inc.	122
26,219	The McGraw-Hill Cos., Inc.	1,180
		1,498
	Railroads — 0.38%
23,493	Union Pacific Corp.	2,803
	Research and Consulting Services — 0.14%
10,612	Equifax, Inc.	495
10,623	Versik Analytics, Inc., Class – A (a)	523
		1,018
	Restaurants — 5.29%
6,911	Chipotle Mexican Grill, Inc. (a)	2,626
11,750	Darden Restaurants, Inc.	595
47,952	Dunkin' Brands Group, Inc.	1,647
90,121	McDonald's Corp.	7,978
7,167	Panera Bread Co., Class – A (a)	999
216,762	Starbucks Corp.	11,558
207,166	YUM! Brands, Inc.	13,346
		38,749
	Semiconductors — 2.43%
30,450	Altera Corp.	1,030
34,901	ARM Holdings PLC – Sponsored ADR	830
46,342	Avago Technologies Ltd.	1,664
397,300	Intel Corp.	10,588
19,081	Microchip Technology, Inc.	631
106,300	Texas Instruments, Inc.	3,050
		17,793
	Soft Drinks — 3.88%
12,245	Monster Beverage Corp. (a)	872
129,716	PepsiCo, Inc.	9,166
235,509	The Coca-Cola Co.	18,414
		28,452

	Specialized Finance — 0.14%
4,908	CBOE Holdings, Inc.	136
6,314	InterContinental Exchange, Inc. (a)	858
		994
	Specialized Real Estate Investment Trust — 0.45%
47,572	American Tower Corp.	3,326

Shares or Principal Amount (000)	Security Description	Value (000)
	Specialty Chemicals — 1.63%
141,815	Ecolab, Inc.	$9,718
6,985	International Flavors & Fragrances, Inc.	383
10,698	Sigma-Aldrich Corp.	791
7,946	The Sherwin-Williams Co.	1,052
		11,944
	Specialty Stores — 0.34%
7,722	Dick's Sporting Goods, Inc.	371
7,600	Signet Jewelers Ltd.	334
62,068	Staples, Inc.	810
10,856	Tiffany & Co.	575
3,981	Ulta Salon, Cosmetics & Fragrance, Inc.	372
		2,462
	Systems Software — 2.75%
6,997	MICROS Systems, Inc. (a)	358
276,953	Oracle Corp.	8,226
143,505	Red Hat, Inc. (a)	8,105
37,676	VMware, Inc., Class – A (a)	3,430
		20,119
	Tobacco — 1.81%
12,500	Lorillard, Inc.	1,649
132,808	Philip Morris International, Inc.	11,589
		13,238
	Trading Companies & Distributors — 0.31%
26,844	Fastenal Co.	1,082
3,963	MSC Industrial Direct Co., Inc., Class – A	260
4,981	W.W. Grainger, Inc.	952
		2,294
	Trucking — 0.03%
4,191	Landstar System, Inc.	217
	Wireless Telecommunication Services — 0.17%
21,101	Crown Castle International Corp. (a)	1,238
	Total Common Stocks	724,986
	Time Deposit — 0.86%
$6,325	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/2/12	6,325
	Total Time Deposit	6,325
	Mutual Fund — 0.08%
583,922	Alliance Money Market Fund Prime Portfolio, 0.08% (b)	584
	Total Mutual Fund	584
	Total Investments (cost $565,640) — 99.92%	731,895
	Other assets in excess of liabilities — 0.08%	619
	Net Assets — 100.00%	$732,514
(a)	Represents non-income producing security.
(b)	The rate disclosed is the rate in effect on June 30, 2012.

ADR — American Depositary Receipt

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2012

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in notes to financial statements.

The Growth Equity Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc. – Quality Yield	Sustainable Growth Advisers	Total
Common Stocks	22.21%	51.95%	24.82%	98.98%
Time Deposit	0.66%	—	0.20%	0.86%
Mutual Fund	—	0.08%	—	0.08%
Other Assets (Liabilities)	0.16%	0.07%	-0.15%	0.08%
Total Net Assets	23.03%	52.10%	24.87%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks — 83.84%
	Advertising — 0.17%
38,071	Omnicom Group, Inc.	$1,850
	Aerospace & Defense — 2.45%
46,418	General Dynamics Corp.	3,062
14,501	L-3 Communications Holdings, Inc.	1,073
43,436	Precision Castparts Corp.	7,145
21,181	Rockwell Collins, Inc.	1,045
34,336	The Boeing Co.	2,551
157,649	United Technologies Corp.	11,907
		26,783
	Air Freight & Logistics — 0.23%
22,555	C.H. Robinson Worldwide, Inc.	1,320
29,427	Expeditors International of Washington, Inc.	1,140
		2,460
	Apparel Retail — 1.04%
11,240	Abercrombie & Fitch Co., Class – A	384
9,000	Guess?, Inc.	273
78,037	Industria de Diseno Textil SA – Unsponsored ADR	1,612
32,019	Ross Stores, Inc.	2,000
154,157	The TJX Cos., Inc.	6,618
15,955	Urban Outfitters, Inc. (a)	440
		11,327
	Apparel, Accessories & Luxury Goods — 1.31%
39,003	Burberry Group PLC – Sponsored ADR	1,624
74,487	Coach, Inc.	4,356
6,788	Fossil, Inc. (a)	520
34,517	Lululemon Athletica, Inc. (a)	2,058
26,455	Ralph Lauren Corp.	3,705
4,780	Under Armour, Inc., Class – A (a)	452
11,800	V.F. Corp.	1,575
		14,290
	Application Software — 1.56%
71,325	Adobe Systems, Inc. (a)	2,309
12,557	ANSYS, Inc. (a)	792
26,077	Citrix Systems, Inc. (a)	2,189
6,416	FactSet Research Systems, Inc.	596
62,353	Intuit, Inc.	3,701
19,201	Salesforce.com, Inc. (a)	2,655
80,380	SAP AG – Sponsored ADR	4,771
		17,013
	Asset Management & Custody Banks — 1.35%
12,406	BlackRock, Inc., Class – A	2,107
16,236	Eaton Vance Corp.	438
12,400	Federated Investors, Inc., Class – B	271
19,573	Franklin Resources, Inc.	2,172
19,461	SEI Investments Co.	387
152,483	State Street Corp.	6,807
34,664	T. Rowe Price Group, Inc.	2,182
11,585	Waddell & Reed Financial, Inc., Class – A	351
		14,715

Shares	Security Description	Value (000)
	Auto Parts & Equipment — 0.19%
25,760	BorgWarner, Inc.(a)	$1,690
18,970	Gentex Corp.	396
		2,086
	Automotive Retail — 0.33%
10,939	Advance Auto Parts, Inc.	746
3,543	AutoZone, Inc. (a)	1,301
18,768	O'Reilly Automotive, Inc. (a)	1,572
		3,619
	Biotechnology — 1.45%
23,429	Alexion Pharmaceuticals, Inc. (a)	2,327
128,260	Amgen, Inc.	9,368
9,791	Biogen Idec, Inc. (a)	1,414
49,543	Vertex Pharmaceuticals, Inc. (a)	2,770
		15,879
	Brewers — 0.31%
88,990	Companhia de Bebidas das Americas – Sponsored ADR	3,411
	Broadcasting — 0.06%
12,327	Scripps Networks Interactive., Class – A	701
	Communications Equipment — 2.89%
726,699	Cisco Systems, Inc.	12,477
10,689	F5 Networks, Inc. (a)	1,064
324,223	Qualcomm, Inc.	18,053
		31,594
	Computer & Electronics Retail — 0.08%
44,100	Best Buy Co., Inc.	924
	Computer Hardware — 4.11%
72,297	Apple, Inc. (a)	42,221
214,506	Dell, Inc. (a)	2,686
		44,907
	Computer Storage & Peripherals — 0.48%
143,458	EMC Corp. (a)	3,677
10,400	Lexmark International, Inc., Class – A	277
34,060	NetApp, Inc. (a)	1,084
14,200	QLogic Corp. (a)	194
		5,232
	Construction & Engineering — 0.06%
16,900	Jacobs Engineering Group, Inc. (a)	640
	Construction & Farm Machinery & Heavy Trucks — 0.36%
70,090	Joy Global, Inc.	3,976

	Consumer Electronics — 0.05%
14,800	Garmin Ltd.	567

	Consumer Finance — 0.55%
102,344	American Express Co.	5,958
3,400	Green Dot Corp., Class – A (a)<	75
		6,033
	Data Processing & Outsourced Services — 3.31%
192,067	Automatic Data Processing, Inc.	10,690

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Data Processing & Outsourced Services (continued)
10,567	Global Payments, Inc.	$457
11,300	Lender Processing Services, Inc.	286
11,160	MasterCard, Inc., Class – A	4,800
9,999	NeuStar, Inc., Class – A (a)	334
44,222	Paychex, Inc.	1,389
21,900	Total System Services, Inc.	524
131,450	Visa, Inc., Class – A	16,251
85,578	Western Union Co.	1,441
		36,172
	Department Stores — 0.16%
38,412	Kohl's Corp.	1,747
	Distillers & Vintners — 0.12%
13,841	Brown-Forman Corp., Class – B	1,341
	Distributors — 0.11%
20,472	Genuine Parts Co.	1,233
	Diversified Support Services — 0.10%
17,800	Cintas Corp.	687
16,254	Copart, Inc. (a)	385
		1,072
	Drug Retail — 1.13%
184,100	CVS Caremark Corp.	8,603
126,417	Walgreen Co.	3,739
		12,342
	Education Services — 0.08%
15,412	Apollo Group, Inc., Class – A (a)	558
7,800	Career Education Corp. (a)	52
3,483	ITT Educational Services, Inc. (a)	212
		822
	Electrical Components & Equipment — 0.97%
21,723	AMETEK, Inc.	1,084
22,673	Cooper Industries PLC	1,546
101,996	Emerson Electric Co.	4,751
8,200	Hubbell, Inc., Class – B	639
25,982	Roper Industries, Inc.	2,561
		10,581
	Electronic Components — 0.15%
24,306	Amphenol Corp., Class – A	1,335
6,900	Dolby Laboratories, Inc., Class – A (a)	285
		1,620
	Electronic Equipment & Instruments — 0.07%
24,355	FLIR Systems, Inc.	475
12,383	National Instruments Corp.	333
		808
	Environmental & Facilities Services — 0.10%
11,518	Stericycle, Inc. (a)	1,056
	Fertilizers & Agricultural Chemicals — 1.00%
132,246	Monsanto Co.	10,947
	Food Distributors — 0.21%
78,027	Sysco Corp.	2,326

Shares	Security Description	Value (000)
	Food Retail — 0.50%
56,979	Whole Foods Market, Inc.	$5,431
	Footwear — 0.69%
5,114	Deckers Outdoor Corp. (a)	225
83,463	NIKE, Inc., Class – B	7,327
		7,552
	General Merchandise Stores — 0.26%
32,872	Dollar Tree, Inc. (a)	1,769
16,433	Family Dollar Stores, Inc.	1,092
		2,861
	Health Care Distributors — 0.91%
37,029	AmerisourceBergen Corp.	1,457
126,492	Express Scripts Holding Co. (a)	7,062
12,436	Henry Schein, Inc. (a)	976
13,700	Patterson Cos., Inc.	473
		9,968
	Health Care Equipment — 3.08%
75,093	Baxter International, Inc.	3,991
29,193	Becton, Dickinson & Co.	2,182
11,357	C.R. Bard, Inc.	1,220
66,318	Covidien PLC	3,548
15,485	Edwards Lifesciences Corp. (a)	1,600
7,556	IDEXX Laboratories, Inc. (a)	726
13,737	Intuitive Surgical, Inc. (a)	7,608
143,000	Medtronic, Inc.	5,538
18,619	ResMed, Inc. (a)	581
44,515	St. Jude Medical, Inc.	1,777
42,050	Stryker Corp.	2,317
15,613	Varian Medical Systems, Inc. (a)	949
25,300	Zimmer Holdings, Inc.	1,628
		33,665
	Health Care Services — 0.24%
5,435	Catalyst Health Solutions, Inc. (a)	508
13,515	Laboratory Corp. of America Holdings (a)	1,252
12,890	Lincare Holdings, Inc.	439
6,427	MEDNAX, Inc. (a)	440
		2,639
	Health Care Supplies — 0.06%
18,527	Dentsply International, Inc.	701
	Health Care Technology — 0.79%
104,952	Cerner Corp. (a)	8,675
	Homefurnishing Retail — 0.22%
10,900	Aaron's, Inc.	308
33,699	Bed Bath & Beyond, Inc. (a)	2,083
		2,391
	Hotels, Resorts & Cruise Lines — 0.46%
93,820	Starwood Hotels & Resorts Worldwide, Inc.	4,976
	Household Products — 3.08%
18,386	Church & Dwight Co., Inc.	1,020
136,148	Colgate-Palmolive Co.	14,173
52,041	Kimberly-Clark Corp.	4,360
16,800	The Clorox Co.	1,217

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Household Products (continued)
210,369	The Procter & Gamble Co.	$12,885
		33,655
	Human Resource & Employment Services — 0.04%
7,800	Towers Watson & Co., Class – A	467
	Hypermarkets & Super Centers — 2.35%
95,048	Costco Wholesale Corp.	9,030
237,901	Wal-Mart Stores, Inc.	16,586
		25,616
	Industrial Conglomerates — 0.79%
95,952	3M Co.	8,597
	Industrial Gases — 0.80%
80,228	Praxair, Inc.	8,723
	Industrial Machinery — 0.79%
74,505	Danaher Corp.	3,880
20,602	Donaldson Co., Inc.	688
60,605	Illinois Tool Works, Inc.	3,205
15,887	Pall Corp.	871
		8,644
	Insurance Brokers — 0.04%
16,000	Brown & Brown, Inc.	436
	Integrated Oil & Gas — 2.76%
128,388	Chevron Corp.	13,545
164,345	Exxon Mobil Corp.	14,063
29,903	Occidental Petroleum Corp.	2,565
		30,173
	Internet Retail — 1.22%
46,858	Amazon.com, Inc. (a)	10,700
3,925	Priceline.com, Inc. (a)	2,608
		13,308
	Internet Software & Services — 4.53%
22,553	Baidu, Inc. – Sponsored ADR (a)	2,593
311,392	eBay, Inc. (a)	13,082
98,201	Facebook, Inc., Class – A (a)	3,056
42,797	Google, Inc., Class – A (a)	24,825
23,464	LinkedIn Corp., Class – A (a)	2,493
36,835	Rackspace Hosting, Inc. (a)	1,619
46,522	Tencent Holdings Ltd. – ADR	1,369
6,000	VistaPrint NV (a)	194
9,139	Youku, Inc. – ADR (a)	198
		49,429
	Investment Banking & Brokerage — 0.33%
22,040	Goldman Sachs Group, Inc.	2,113
100,578	Morgan Stanley	1,467
		3,580
	IT Consulting & Other Services — 2.63%
87,378	Accenture PLC, Class – A	5,250
40,861	Cognizant Technology Solutions Corp. (a)	2,452
94,082	International Business Machines Corp.	18,401
38,400	SAIC, Inc.	465

Shares	Security Description	Value (000)
	IT Consulting & Other Services (continued)
29,935	Teradata Corp. (a)	$2,156
		28,724
	Leisure Products — 0.06%
8,633	Polaris Industries, Inc.	617
	Life & Health Insurance — 0.07%
15,300	Torchmark Corp.	773
	Life Sciences Tools & Services — 0.66%
64,710	Agilent Technologies, Inc.	2,539
4,331	Mettler-Toledo International, Inc. (a)	675
4,900	Techne Corp.	364
50,900	Thermo Electron Corp.	2,642
12,345	Waters Corp. (a)	981
		7,201
	Managed Health Care — 1.46%
22,200	Humana, Inc.	1,719
189,273	UnitedHealth Group, Inc.	11,073
49,300	WellPoint, Inc.	3,145
		15,937
	Marine — 0.03%
7,100	Kirby Corp. (a)	334
	Metal & Glass Containers — 0.04%
9,100	AptarGroup, Inc.	465
	Motorcycle Manufacturers — 0.19%
44,225	Harley-Davidson, Inc.	2,022
	Movies & Entertainment — 0.23%
50,666	The Walt Disney Co.	2,457
	Office Electronics — 0.02%
7,342	Zebra Technologies Corp., Class – A (a)	252
	Oil & Gas Equipment & Services — 1.32%
2,419	CARBO Ceramics, Inc.	186
128,892	National Oilwell Varco, Inc.	8,306
14,253	Oceaneering International, Inc.	682
81,024	Schlumberger Ltd.	5,259
		14,433
	Oil & Gas Exploration & Production — 0.21%
26,963	Concho Resources, Inc. (a)	2,295
	Packaged Foods & Meats — 1.34%
275,348	DANONE SA – Sponsored ADR	3,409
14,589	Flowers Foods, Inc.	339
42,807	H.J. Heinz Co.	2,328
18,000	Hormel Foods Corp.	548
32,882	Kellogg Co.	1,622
17,503	McCormick & Co., Inc.	1,061
51,425	Mead Johnson Nutrition Co.	4,140
15,400	The J.M. Smucker Co.	1,163
		14,610
	Personal Products — 0.37%
74,311	The Estee Lauder Cos., Inc., Class – A	4,022
	Pharmaceuticals — 7.37%
207,989	Abbott Laboratories	13,409

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
68,763	Allergan, Inc.	$6,365
53,900	Bristol-Myers Squibb Co.	1,938
132,534	Eli Lilly & Co.	5,687
38,300	Forest Laboratories, Inc. (a)	1,340
22,102	Hospira, Inc. (a)	773
202,189	Johnson & Johnson	13,660
379,582	Merck & Co., Inc.	15,848
212,785	Mylan, Inc. (a)	4,547
54,906	Novo Nordisk A/S – Sponsored ADR	7,980
51,834	Perrigo Co.	6,113
33,538	Shire PLC – Sponsored ADR	2,897
		80,557
	Publishing — 0.21%
6,205	John Wiley & Sons, Inc., Class – A	304
3,300	Morningstar, Inc.	191
40,016	The McGraw-Hill Cos., Inc.	1,801
		2,296
	Railroads — 0.26%
23,656	Union Pacific Corp.	2,822
	Research and Consulting Services — 0.14%
16,200	Equifax, Inc.	755
16,365	Versik Analytics, Inc., Class – A (a)	806
		1,561
	Restaurants — 4.23%
6,967	Chipotle Mexican Grill, Inc. (a)	2,647
18,016	Darden Restaurants, Inc.	912
50,623	Dunkin' Brands Group, Inc.	1,739
138,271	McDonald's Corp.	12,241
8,417	Panera Bread Co., Class – A (a)	1,174
245,064	Starbucks Corp.	13,067
224,051	YUM! Brands, Inc.	14,433
		46,213
	Semiconductors — 2.38%
46,331	Altera Corp.	1,568
35,952	ARM Holdings PLC – Sponsored ADR	855
48,205	Avago Technologies Ltd.	1,730
609,600	Intel Corp.	16,246
29,351	Microchip Technology, Inc.	971
162,941	Texas Instruments, Inc.	4,675
		26,045
	Soft Drinks — 3.57%
18,789	Monster Beverage Corp. (a)	1,338
198,992	PepsiCo, Inc.	14,061
301,605	The Coca-Cola Co.	23,582
		38,981
	Specialized Finance — 0.14%
7,200	CBOE Holdings, Inc.	199
9,617	InterContinental Exchange, Inc. (a)	1,308
		1,507

Shares or Principal Amount (000)	Security Description	Value (000)
	Specialized Real Estate Investment Trust — 0.32%
49,230	American Tower Corp.	$3,442
	Specialty Chemicals — 1.17%
136,540	Ecolab, Inc.	9,357
10,756	International Flavors & Fragrances, Inc.	589
16,350	Sigma-Aldrich Corp.	1,209
12,135	The Sherwin-Williams Co.	1,606
		12,761
	Specialty Stores — 0.35%
11,741	Dick's Sporting Goods, Inc.	564
11,700	Signet Jewelers Ltd.	515
95,181	Staples, Inc.	1,242
16,669	Tiffany & Co.	883
6,110	Ulta Salon, Cosmetics & Fragrance, Inc.	570
		3,774
	Systems Software — 2.27%
10,785	MICROS Systems, Inc. (a)	552
424,996	Oracle Corp.	12,622
138,294	Red Hat, Inc. (a)	7,811
42,110	VMware, Inc., Class – A (a)	3,834
		24,819
	Tobacco — 1.86%
19,119	Lorillard, Inc.	2,523
203,775	Philip Morris International, Inc.	17,781
		20,304
	Trading Companies & Distributors — 0.32%
41,140	Fastenal Co.	1,659
5,984	MSC Industrial Direct Co., Inc., Class – A	392
7,676	W.W. Grainger, Inc.	1,468
		3,519
	Trucking — 0.03%
6,478	Landstar System, Inc.	335
	Wireless Telecommunication Services — 0.11%
20,954	Crown Castle International Corp. (a)	1,229
	Total Common Stocks	915,868
	Corporate Bonds — 0.61%
	Automobiles — 0.17%
$1,700	Daimler Finance North America LLC, 6.50%, 11/15/13	1,822
	Consumer Finance — 0.07%
100	SLM Corp., MTN, 5.13%, 8/27/12	100
700	SLM Corp., Series A, MTN, 0.77%, 1/27/14 (b)	669
		769

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds (continued)
	Diversified Financial Services — 0.09%
$200	Goldman Sachs Group, Inc., 0.97%, 1/12/15 (b)	$189
500	Goldman Sachs Group, Inc., 3.70%, 8/1/15	504
200	Goldman Sachs Group, Inc., 0.92%, 3/22/16 (b)	181
100	Merrill Lynch & Co., Series C, MTN, 5.45%, 2/5/13	102
		976
	Health Care Providers & Services — 0.09%
987	Fresenius Medical Care Holdings, Inc., 1.84%, 3/31/13 (b)	984
	Insurance — 0.01%
100	American International Group, Inc., 3.75%, 11/30/13 (c)	101
	Oil, Gas & Consumable Fuels — 0.01%
100	El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/1/20	116
	Thrifts & Mortgage Finance — 0.17%
1,900	SSIF Nevada LP, 1.17%, 4/14/14 (b)(c)	1,887
	Total Corporate Bonds	6,655
	Asset Backed Securities — 0.22%
515	Asset Backed Funding Certificates, Series 2004-0PT5, Class A1, 0.60%, 6/25/34 (b)	384
369	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A2, 0.33%, 5/25/37 (b)	280
237	Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1, 0.34%, 6/25/47 (b)	230
96	Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2, 0.35%, 5/25/36 (b)	95
51	Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A1, 0.33%, 10/25/28 (b)	50
147	Harvest CLO, Series IX, Class A1, 1.59%, 3/29/17 (b)	184
275	Morgan Stanley Capital, Inc., Series 2007-HE6, Class A1, 0.31%, 5/25/37 (b)	215
230	SLM Student Loan Trust, Series 2005-4, Class A2, 0.55%, 4/26/21 (b)	230
590	Small Business Administration Participation Certificates, Series 2006-20L, Class 1, 5.12%, 12/1/26	663
39	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.49%, 5/1/28	45
	Total Asset Backed Securities	2,376
	Collateralized Mortgage Obligations — 2.80%
577	American Home Mortgage Investment Trust, Series 2004-3, Class 5A, 2.55%, 10/25/34 (b)	525

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$17	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 2.24%, 9/25/45 (b)	$14
120	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/16	133
21	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 3.00%, 2/25/36 (b)	15
74	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1, 5.72%, 2/25/33 (b)	73
40	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2, 2.89%, 2/25/33 (b)	33
730	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 2A1, 2.61%, 8/25/33 (b)	728
657	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 2.82%, 9/25/34 (b)	520
683	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 1A1, 2.94%, 10/25/34 (b)	531
38	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1, 3.21%, 11/25/34 (b)	37
22	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.57%, 3/25/35 (b)	21
648	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2, 3.08%, 3/25/35 (b)	637
992	Bear Stearns ALT-A Trust, Series 2004-9, Class 2A1, 2.66%, 9/25/34 (b)	742
372	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A1A, 2.60%, 5/25/35 (b)	343
986	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 2.66%, 8/25/35 (b)	922
106	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, 2.45%, 9/25/35 (b)	93
182	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3, 2.10%, 9/25/35 (b)	177
147	Countrywide Alternative Loan Trust, Series 2003-J2, Class A1, 6.00%, 10/25/33	144
976	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.46%, 5/25/35 (b)	563
34	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.53%, 2/25/37 (b)	18

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$385	Countrywide Alternative Loan Trust, Series 2006-0A6, 1A2, 0.46%, 7/25/46 (b)	$230
30	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 2.90%, 2/25/37 (b)	20
37	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.44%, 9/25/46 (b)	20
32	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.45%, 7/20/46 (b)	12
84	Countrywide Home Loans, Series 2005-3, Class 2A1, 0.54%, 4/25/35 (b)	52
864	Countrywide Home Loans, Series 2005-9, Class 1A3, 0.48%, 5/25/35 (b)	565
608	Countrywide Home Loans, Series 2005-HYB9, Class 3A2A, 2.59%, 2/20/36 (b)	451
238	CS First Boston Mortgage Securities Corp., Series 2004-7, Class 1A1, 5.00%, 11/25/34	238
170	Fannie Mae Whole Loan, 6.00%, 7/25/44	189
536	Fannie Mae, Series 2006-82, Class F, 0.82%, 9/25/36 (b)	538
195	First Horizon Mortgage Pass-Through Trust, Series 2004-AR1, Class 2A1, 2.54%, 2/25/34 (b)	184
11	Freddie Mac, Series 2395, Class FT, 0.69%, 12/15/31 (b)	11
523	Freddie Mac, Series 3174, Class FM, 0.48%, 5/15/36 (b)	523
13	Freddie Mac, Series 3346, Class FA, 0.47%, 2/15/19 (b)	13
1,097	Freddie Mac, Series 3616, Class FG, 0.89%, 3/15/32 (b)	1,105
70	Government National Mortgage Association, Series 2000-14, Class F, 0.89%, 2/16/30 (b)	71
4,120	Government National Mortgage Association, Series 2005-16, Class FA, 0.49%, 2/20/35 (b)	4,120
4,065	Government National Mortgage Association, Series 2005-3, Class FC, 0.49%, 1/16/35 (b)	4,065
1,117	Government National Mortgage Association, Series 2008-6, Class FA, 0.73%, 2/20/38 (b)	1,120
1,671	Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A2, 0.47%, 6/25/45 (b)	1,082
384	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, 2.65%, 9/25/35 (b)	373
928	HarborView Mortgage Loan Trust, Series 2005-2, Class 2A1A, 0.46%, 5/19/35 (b)	582
315	MLCC Mortgage Investors, Inc., Series 2005-2, Class 1A, 2.00%, 10/25/35 (b)	289

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
$120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	$139
769	Nomura Asset Acceptance Corp., Series 2005-AR5, Class 2A1, 2.71%, 10/25/35 (b)	528
2,260	Residential Accredit Loans, Inc., Series 2005-Q01, Class A1, 0.55%, 8/25/35 (b)	1,338
1,441	Structured Asset Securities Corp., Series 2003-40A, Class 3A2, 2.58%, 1/25/34 (b)	1,294
1,877	WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, 0.54%, 10/25/45 (b)	1,503
555	WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A, 0.56%, 1/25/45 (b)	461
640	WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A, 0.48%, 4/25/45 (b)	515
272	Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 4.69%, 12/25/33 (b)	274
339	Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1, 2.61%, 1/25/35 (b)	321
591	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 4A2, 2.67%, 10/25/35 (b)	535
195	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2, 2.61%, 3/25/35 (b)	181
1,516	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1, 2.63%, 3/25/36 (b)	1,339
	Total Collateralized Mortgage Obligations	30,550
	Certificates of Deposit — 0.40%
1,700	Banco do Brasil New York, 0.00%, 3/26/13	1,689
700	Intesa Sanpaolo New York, 2.38%, 12/21/12	683
2,000	Itau Unibanco New York, 0.00%, 3/26/13	1,965
	Total Certificates of Deposit	4,337
	Global Bonds — 0.43%
	Mexico — 0.21%
22,300	Mexican Bonos Desarr Fixed Rate, Series M 20, 10.00%, 12/5/24 (b)(d)	2,343
	Netherlands — 0.04%
300	Deutsche Telekom International Finance BV, Series E, MTN, 7.13%, 9/26/12 (d)	476
	United Kingdom — 0.02%
100	U.K. Treasury, 3.75%, 9/7/21 (d)	184
	United States — 0.16%
900	Citigroup, Inc., Series E, MTN, 6.39%, 3/6/23	1,117

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)	Security Description	Value (000)
	Global Bonds (continued)
	United States (continued)
$400	Goldman Sachs Group, Inc., 1.00%, 2/4/13 (b)	$503
100	JPMorgan Chase Bank NA, 1.14%, 5/31/17, Callable 7/29/12 @ 100.00 (b)	114
		1,734
	Total Global Bonds	4,737
	Municipal Bonds — 0.18%
	California — 0.16%
1,000	Irvine Ranch California Water District Joint Powers Agency Revenue, 1.78%, 9/15/12	1,003
700	Irvine Ranch California Water District Joint Powers Agency Revenue, 2.61%, 3/15/14	724
		1,727
	Washington — 0.02%
200	Port of Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	237
	Total Municipal Bonds	1,964
	U.S. Government Agency Mortgages — 0.15%
332	Fannie Mae, Pool #735591, 2.33%, 10/1/35 (b)	353
21	Fannie Mae, Pool #796295, 4.50%, 12/1/34	22
13	Fannie Mae, Pool #889414, 6.00%, 11/1/37	14
367	Fannie Mae, Pool #AC3286, 4.00%, 10/1/24	391
303	Fannie Mae, Pool #AC7210, 4.00%, 11/1/24	323
429	Fannie Mae, Pool #AE0218, 4.50%, 8/1/40	460
16	Fannie Mae, Pool #AH3151, 4.50%, 3/1/41	17
	Total U.S. Government Agency Mortgages	1,580
	U.S. Treasury Obligations — 2.22%
155	U.S. Treasury Bills, 0.13%, 9/6/12 (e)	155
5,045	U.S. Treasury Bills, 0.13%, 9/20/12 (e)	5,044
4,781	U.S. Treasury Bills, 0.20%, 3/7/13 (e)	4,776
244	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/25	322
114	U.S. Treasury Inflation Index Bond, 2.38%, 1/15/27 (f)	153
739	U.S. Treasury Inflation Index Note, 1.25%, 7/15/20	857
105	U.S. Treasury Inflation Index Note, 1.13%, 1/15/21	121
306	U.S. Treasury Inflation Index Note, 0.63%, 7/15/21	341
7,218	U.S. Treasury Inflation Index Note, 0.13%, 1/15/22	7,637
100	U.S. Treasury Note, 2.00%, 2/15/22	103
3,300	U.S. Treasury Note, 1.75%, 5/15/22	3,327
232	U.S.Treasury Inflation Index Bond, 2.00%, 1/15/26	296
659	U.S.Treasury Inflation Index Bond, 1.75%, 1/15/28	826

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligation (continued)
$214	U.S.Treasury Inflation Index Bond, 2.50%, 1/15/29	$297
	Total U.S. Treasury Obligations	24,255
	Yankee Dollars — 0.75%
	Aerospace & Defense — 0.07%
680	Waha Aerospace BV, 3.93%, 7/28/20	709
	Airlines — 0.02%
200	Doric Nimrod Air 2012-1A, 5.13%, 11/30/24	200
	Commercial Banks — 0.42%
500	Banco Bradesco SA, 2.57%, 5/16/14 (b)(c)	499
1,000	Banco Votorantim, 5.25%, 2/11/16 (c)	1,022
1,100	DNB Bank ASA, 3.20%, 4/3/17 (c)	1,113
200	Export-Import Bank of Korea, 5.88%, 1/14/15	219
200	Export-Import Bank of Korea, 4.13%, 9/9/15	212
200	Export-Import Bank of Korea, 5.13%, 6/29/20	223
1,300	Nordea Bank AB, 1.37%, 1/14/14 (b)(c)	1,300
		4,588
	Oil, Gas & Consumable Fuels — 0.03%
300	TNK-BP Finance SA, Series 6, MTN, 7.88%, 3/13/18	343
	Real Estate Investment Trusts — 0.13%
1,300	Qatari Diar Finance QSC, 5.00%, 7/21/20	1,456
	Sovereign — 0.08%
500	Republic of Korea, 5.75%, 4/16/14	539
300	Republic of Korea, 7.13%, 4/16/19	378
		917
	Total Yankee Dollars	8,213
	Time Deposit — 0.45%
4,919	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/2/12	4,919
	Total Time Deposit	4,919
	Mutual Funds — 0.64%
900,317	Alliance Money Market Fund Prime Portfolio, 0.08% (g)	900
6,116,114	SSgA U.S. Government Money Market, 0.00% (g)	6,116
	Total Mutual Funds	7,016
	Put Options Purchased — 0.01%
146	S&P 500 Index Future Expiring August, 2012 at $550	2
43	S&P 500 Index Future Expiring August, 2012 at $575	1

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Put Options Purchased (continued)
350	Put Option on Interest Rate Swap, with Royal Bank of Scotland, PLC, Expiring on 1/15/13 at $4, based on the U.S. Dollar 25-Year Interest index, at 3.75%	$61
180	Put Option on Interest Rate Swap, with Goldman Sachs International, Expiring on 1/15/13 at $4, based on the U.S. Dollar 25-Year Interest index, at 3.75%	31
	Total Put Options Purchased (Cost $221)	95
	Repurchase Agreements — 6.80%
$4,400	Barclays Capital, Inc., 0.16%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $4,400,059 collateralized by U.S. Treasury Inflation Protected Bonds, 1.88% – 4.50%, 7/1//13 – 8/15/39 fair value $4,504,724)	4,400
11,000	Citigroup Global Markets, Inc., 0.20%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $11,000,183 collateralized by U.S. Treasury Note, 0.25%, 3/31/14 fair value $11,228,591)	11,000
5,500	Citigroup Global Markets, Inc., 0.22%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $5,500,101 collateralized by U.S. Government Agency Security, 0.35%, 11/22/13 fair value $5,614,944)	5,500
16,500	Credit Suisse Securities, 0.18%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $16,500,248 collateralized by U.S. Treasury Note, 0.04%, 6/30/13 fair value $16,856,011)	16,500
3,900	Deutsche Bank Securities, Inc., 0.14%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $3,900,046 collateralized by U.S. Treasury Note, 2.00%, 11/15/21 fair value $3,999,504)	3,900
16,500	JPMorgan Securities LLC, 0.20%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $16,500,275 collateralized by U.S. Treasury Notes, 0.38% – 2.13%, 11/30//14 – 3/15/15 fair value $16,831,980)	16,500

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$16,500	Merrill Lynch, Pierce, Fenner & Smith Inc., 0.20%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $16,500,275 collateralized by U.S. Treasury Note, 2.00%, 2/15/22 fair value $16,837,957)	$16,500
	Total Repurchase Agreements	74,300
	Total Investments (cost $936,401) — 99.50%	1,086,865
	Other assets in excess of liabilities — 0.50%	5,510
	Net Assets — 100.00%	$1,092,375
(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2012.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	The principal amount is disclosed in local currency and the value is disclosed in U.S. Dollars.
(e)	Rate disclosed represents effective yield at purchase.
(f)	All or part of this security has been pledged as collateral for various derivative contracts held by Portfolio.
(g)	The rate disclosed is the rate in effect on June 30, 2012.

ADR — American Depositary Receipt

MTN — Medium Term Note

TBA — Security is subject to delayed delivery.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in notes to financial statements.

The Institutional Growth Equity Portfolio	Jennison Associates LLC	SSgA Funds Management, Inc. – Quality Yield	Sustainable Growth Advisers	PIMCO	Total
Common Stocks	15.04%	53.45%	15.35%	—	83.84%
Corporate Bonds	—	—	—	0.61%	0.61%
Asset Backed Securities	—	—	—	0.22%	0.22%
Collateralized Mortgage Obligations	—	—	—	2.80%	2.80%
Certificates of Deposit	—	—	—	0.40%	0.40%
Global Bonds	—	—	—	0.43%	0.43%
Municipal Bonds	—	—	—	0.18%	0.18%
U.S. Government Agency Mortgages	—	—	—	0.15%	0.15%
U.S. Treasury Obligations	—	—	—	2.22%	2.22%
Yankee Dollars	—	—	—	0.75%	0.75%
Time Deposit	0.40%	—	0.05%	0.00%	0.45%
Mutual Funds	—	0.08%	—	0.56%	0.64%
Put Options Purchased	—	—	—	0.01%	0.01%
Repurchase Agreements	—	—	—	6.80%	6.80%
Other Assets (Liabilities)	0.11%	0.06%	-0.09%	0.42%	0.50%
Total Net Assets	15.55%	53.59%	15.31%	15.55%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2012.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
227	S&P 500 E-Mini Future	$15,395	9/24/12	$585
457	S&P 500 Future	154,969	9/21/12	7,483
	Net Unrealized Appreciation/(Depreciation)			$8,068

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
196,000	Australian Dollar	JP Morgan Chase	7/19/12	$195	$200	$5
7,065,000	Canadian Dollar	JP Morgan Chase	9/20/12	6,925	6,929	4
2,418,000	Canadian Dollar	JP Morgan Chase	9/20/12	2,344	2,372	28
10,400,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,600	1,616	16
11,520,000	Chinese Renminbi	Royal Bank of Scotland	9/8/15	1,800	1,790	(10)
3,857,750	Chinese Renminbi	JP Morgan Chase	4/7/16	650	600	(50)
12,485,660	Chinese Renminbi	Deutsche Bank	4/7/16	1,957	1,941	(16)
91,244,200	Indian Rupee	JP Morgan Chase	7/12/12	1,963	1,631	(332)
8,627,500	Indian Rupee	Deutsche Bank	7/12/12	170	154	(16)
3,293,140	Indian Rupee	HSBC	7/12/12	58	59	1
2,113,969,000	Korean Won	Citibank	7/12/12	1,873	1,846	(27)
10,574,000	Korean Won	Barclays Bank	7/12/12	9	9	—
7,780	Malaysian Ringgit	JP Morgan Chase	7/16/12	2	2	—
	Total Currencies Purchased			$19,546	$19,149	$(397)

	Currencies Sold
3,296,000	Australian Dollar	JP Morgan Chase	7/19/12	$3,206	$3,367	$(161)
24,842	Brazilian Real	Barclays Bank	8/2/12	12	12	—
1,113,000	British Pound Sterling	BNP Paribas	9/12/12	1,721	1,743	(22)
10,807,000	Canadian Dollar	Barclays Bank	9/20/12	10,514	10,599	(85)
13,164,450	Chinese Renminbi	Deutsche Bank	2/1/13	2,041	2,062	(21)
23,265,863	Chinese Renminbi	JP Morgan Chase	2/1/13	3,651	3,644	7
5,456,000	Euro	Citibank	9/14/12	6,807	6,908	(101)
103,164,840	Indian Rupee	Barclays Bank	7/12/12	1,873	1,844	29
3,293,140	Indian Rupee	HSBC	10/3/12	57	58	(1)
125,323,000	Japanese Yen	Citibank	9/10/12	1,606	1,570	36
265,270,500	Korean Won	JP Morgan Chase	7/12/12	233	232	1
1,859,272,500	Korean Won	Barclays Bank	7/12/12	1,579	1,623	(44)
10,574,000	Korean Won	Barclays Bank	9/28/12	9	9	—
28,929,785	Mexican Peso	JP Morgan Chase	8/15/12	2,213	2,159	54
8,871	Singapore Dollar	Citibank	8/3/12	7	7	—
171,915	Taiwan Dollar	Barclays Bank	11/30/12	6	6	—
	Total Currencies Sold			$35,535	$35,843	$(308)
	Net Unrealized Appreciation/(Depreciation)					$(705)

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(1,320)	Put Option on Interest Rate Swap, with Royal Bank of Scotland PLC, based on the U.S. Dollar 5-Year Interest	4	$(182)	$(70)	Jan-13	$112
(680)	Put Option on Interest Rate Swap, with Goldman Sachs International, based on the U.S. Dollar 5-Year Interest	4	(84)	(36)	Jan-13	48
	Net Unrealized Appreciation/(Depreciation)		$(266)	$(106)		$160

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Growth Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2012

Interest Rate SWAP Agreements

	Notional Amount (000)	Swap Premiums Received/(Paid) (000)	Value (000)	Expiration Date	Fixed Rate	Pay/ Receive Floating Rate	Unrealized Appreciation/ (Depreciation) (000)
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	5,700 (CAD)	$—	$—	6/15/22	3.00%	Receive	$—
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	2,100 (CAD)	—	—	6/15/22	3.00%	Receive	—
Interest Rate Swap Agreement with Deutsche Bank, based on the BBR	600 (AUD)	—	—	3/15/23	4.00%	Pay	—
Interest Rate Swap Agreement with Deutsche Bank, based on the BBR	100 (AUD)	—	—	3/15/23	4.00%	Pay	—
Interest Rate Swap Agreement with Deutsche Bank, based on the BBR	600 (AUD)	—	—	3/15/23	4.00%	Pay	—
Interest Rate Swap Agreement with Deutsche Bank, based on the London Interbank Offer Rate Index	$1,400	—	—	6/20/22	2.50%	Receive	—
Interest Rate Swap Agreement with Barclays Bank, based on the BBR	1,900 (AUD)	(12)	121	6/15/22	4.75%	Receive	133
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	$11,600	—	—	9/21/21	4.00%	Receive	—
Interest Rate Swap Agreement with Morgan Stanley Capital Services, Inc., based on the Brazil Cetip Interbank Deposit Rate Index	1,400 (BRL)	9	31	1/2/15	10.61%	Receive	22
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	$800	—	—	6/20/32	2.75%	Receive	—
Interest Rate Swap Agreement with Barclays Bank, based on the London Interbank Offer Rate Index	$11,100	1	—	6/20/32	2.75%	Receive	(1)
Interest Rate Swap Agreement with Credit Suisse Bank, based on the London Interbank Offer Rate Index	$5,800	—	—	6/20/42	2.75%	Receive	—
Interest Rate Swap Agreement with Citibank, NA, based on the BBR	2,400 (AUD)	(30)	346	12/15/21	5.75%	Receive	376
Interest Rate Swap Agreement with JPMorgan Chase Bank, NA, based on the London Interbank Offer Rate Index	7,500 (AUD)	(33)	478	6/15/22	4.75%	Receive	511
Interest Rate Swap Agreement with Citibank, NA, based on the BBR	2,300 (AUD)	(17)	147	6/15/22	4.75%	Receive	164
Interest Rate Swap Agreement with Deutsche Bank, based on the BBR Rate Index	100 (AUD)	(1)	6	6/15/22	4.75%	Pay	7
Interest Rate Swap Agreement with HSBC Bank, based on the Brazil Cetip Interbank Deposit Rate Index	18,000 (BRL)	18	311	1/2/15	10.14%	Receive	293
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	5,800 (BRL)	2	101	1/2/15	10.14%	Receive	99
Interest Rate Swap Agreement with Barclays Bank, based on the Brazil Cetip Interbank Deposit Rate Index	10,900 (BRL)	—	187	1/2/15	10.12%	Receive	187
		$(63)	$1,728				$1,791

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks — 98.99%
	Advertising — 0.77%
900	Arbitron, Inc.	$31
99,477	Harte-Hanks, Inc.	909
400	MDC Partners, Inc., Class – A	5
700	National CineMedia, Inc.	11
400	ReachLocal, Inc. (a)	4
		960
	Aerospace & Defense — 2.61%
7,834	AAR Corp.	106
400	Aerovironment, Inc. (a)	11
2,062	Alliant Techsystems, Inc.	104
60	American Science & Engineering, Inc.	3
400	Astronics Corp. (a)	11
3,985	Ceradyne, Inc.	102
200	CPI Aerostructures, Inc. (a)	2
2,437	Cubic Corp.	117
18,794	Curtiss-Wright Corp.	584
950	DigitalGlobe, Inc. (a)	14
4,186	Esterline Technologies Corp. (a)	261
10,305	Exelis, Inc.	102
1,700	GenCorp, Inc. (a)	11
6,518	GeoEye, Inc. (a)	101
1,850	HEICO Corp.	73
3,600	Hexcel Corp. (a)	93
16,704	Huntington Ingalls Industries, Inc. (a)	672
5,493	Moog, Inc., Class – A (a)	227
1,472	National Presto Industries, Inc.	103
21,370	Orbital Sciences Corp. (a)	276
1,800	TASER International, Inc. (a)	10
456	Teledyne Technologies, Inc. (a)	28
300	The KEYW Holding Corp. (a)	3
4,534	Triumph Group, Inc.	255
		3,269
	Agricultural Products — 0.10%
100	Alico, Inc.	3
7,466	Darling International, Inc. (a)	123
300	Limoneira Co.	5
		131
	Air Freight & Logistics — 0.56%
20,150	Air Transport Services Group, Inc. (a)	105
2,442	Atlas Air Worldwide Holdings, Inc. (a)	106
1,000	Forward Air Corp.	32
7,347	Hub Group, Inc., Class – A (a)	266
100	Pacer International, Inc. (a)	1
300	Park-Ohio Holdings Corp. (a)	5
12,030	UTI Worldwide, Inc.	176

Shares	Security Description	Value (000)
	Air Freight & Logistics (continued)
600	XPO Logistics, Inc. (a)	$10
		701
	Airlines — 1.43%
8,659	Alaska Air Group, Inc. (a)	311
533	Allegiant Travel Co. (a)	37
16,120	Hawaiian Holdings, Inc. (a)	105
38,323	JetBlue Airways Corp. (a)	203
1,000	Republic Airways Holdings, Inc. (a)	6
1,500	Spirit Airlines, Inc. (a)	29
38,440	United Continental Holdings, Inc. (a)	935
12,500	US Airways Group, Inc. (a)	167
		1,793
	Airport Services — 0.00%
200	Wesco Aircraft Holdings, Inc. (a)	3
	Alternative Carriers — 0.26%
2,500	8x8, Inc. (a)	10
839	AboveNet, Inc. (a)	70
600	Boingo Wireless, Inc. (a)	7
1,100	inContact, Inc. (a)	6
300	Iridium Communications, Inc. (a)	3
600	Lumos Networks Corp.	6
400	MagicJack VocalTec Ltd. (a)	8
25,303	Premiere Global Services, Inc. (a)	212
1,800	Towerstream Corp. (a)	7
		329
	Aluminum — 0.01%
1,200	Noranda Aluminum Holding Corp.	10
	Apparel Retail — 1.53%
28,135	Aeropostale, Inc. (a)	502
1,700	Ann, Inc. (a)	43
600	Body Central Corp. (a)	5
28,962	Casual Male Retail Group, Inc.	105
23,368	Chico's FAS, Inc.	347
2,200	Collective Brands, Inc. (a)	47
200	Destination Maternity Corp.	4
3,200	Express, Inc. (a)	58
1,200	Francesca's Holdings Corp. (a)	32
900	Genesco, Inc. (a)	54
1,500	Hot Topic, Inc.	15
900	Jos. A. Bank Clothiers, Inc. (a)	38
700	New York & Co., Inc. (a)	2
3,600	Rue21, Inc. (a)	91
4,735	Shoe Carnival, Inc.	102
13,071	Stein Mart, Inc. (a)	104
3,768	The Buckle, Inc.	149
4,400	The Cato Corp., Class – A	134

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Apparel Retail (continued)
300	The Children's Place Retail Stores, Inc. (a)	$15
700	The Finish Line, Inc., Class – A	15
400	The Men's Wearhouse, Inc.	11
1,500	The Talbots, Inc. (a)	4
300	Tilly's, Inc., Class – A Shares (a)	5
800	Zumiez, Inc. (a)	32
		1,914
	Apparel, Accessories & Luxury Goods — 1.11%
300	Cherokee, Inc.	4
115	Delta Apparel, Inc. (a)	2
200	Fifth & Pacific Cos., Inc. (a)	2
4,519	G-III Apparel Group Ltd. (a)	107
4,290	Hanesbrands, Inc. (a)	119
100	Kenneth Cole Productions, Inc., Class – A (a)	1
5,900	Maidenform Brands, Inc. (a)	118
500	Oxford Industries, Inc.	22
69,758	The Jones Group, Inc.	667
1,300	The Warnaco Group, Inc. (a)	55
900	True Religion Apparel, Inc.	26
2,271	Under Armour, Inc., Class – A (a)	215
2,700	Vera Bradley, Inc. (a)	57
		1,395
	Application Software — 2.14%
1,400	ACI Worldwide, Inc. (a)	62
1,700	Actuate Corp. (a)	12
5,030	Advent Software, Inc. (a)	136
900	American Software, Inc., Class – A	7
3,200	Aspen Technology, Inc. (a)	74
1,600	Blackbaud, Inc.	41
400	Bottomline Technologies, Inc. (a)	7
1,000	BroadSoft, Inc. (a)	29
1,200	Callidus Software, Inc. (a)	6
11,062	Compuware Corp. (a)	103
900	Deltek, Inc. (a)	10
200	Digimarc Corp.	5
5,792	Ebix, Inc.	116
800	Ellie Mae, Inc. (a)	14
100	EPIQ Systems, Inc.	1
3,082	ePlus, Inc. (a)	100
3,611	Fair Isaac Corp.	153
600	Guidance Software, Inc. (a)	6
700	Guidewire Software, Inc. (a)	20
2,123	Informatica Corp. (a)	90
500	Interactive Intelligence Group (a)	14
3,727	JDA Software Group, Inc. (a)	111
600	Jive Software, Inc. (a)	13

Shares	Security Description	Value (000)
	Application Software (continued)
1,000	Kenexa Corp. (a)	$29
700	Manhattan Associates, Inc. (a)	32
8,476	Mentor Graphics Corp. (a)	127
304	MicroStrategy, Inc., Class – A (a)	39
1,200	Monotype Imaging Holdings, Inc. (a)	20
1,300	NetScout Systems, Inc. (a)	28
19,469	Parametric Technology Corp. (a)	408
600	Pegasystems, Inc.	20
700	PROS Holdings, Inc. (a)	12
206	QAD, Inc., Class – A	3
3,100	QLIK Technologies, Inc. (a)	69
2,000	Quest Software, Inc. (a)	56
1,300	RealPage, Inc. (a)	30
2,840	SolarWinds, Inc. (a)	124
300	SS&C Technologies Holdings, Inc. (a)	7
900	Synchronoss Technologies, Inc. (a)	17
1,100	Tangoe, Inc. (a)	23
936	The Ultimate Software Group, Inc. (a)	83
3,682	TIBCO Software, Inc. (a)	110
23,211	TiVo, Inc. (a)	192
1,100	Tyler Technologies, Inc. (a)	44
800	Verint Systems, Inc. (a)	24
1,500	VirnetX Holding Corp. (a)	53
		2,680
	Asset Management & Custody Banks — 0.61%
8,909	Calamos Asset Management, Inc., Class – A	102
700	Cohen & Steers, Inc.	24
100	Diamond Hill Investment Group, Inc.	8
500	Epoch Holding Corp.	11
17,550	Fifth Street Finance Corp.	175
1,700	Financial Engines, Inc. (a)	37
200	GAMCO Investors, Inc., Class – A	9
100	ICG Group, Inc. (a)	1
4,311	Main Street Capital Corp.	104
300	Pzena Investment Management, Inc., Class – A	1
125	Virtus Investment Partners, Inc. (a)	10
8,568	Waddell & Reed Financial, Inc., Class – A	259
200	Westwood Holdings Group, Inc.	8
2,100	WisdomTree Investments, Inc. (a)	14
		763
	Auto Parts & Equipment — 0.58%
1,000	Amerigon, Inc. (a)	11
3,328	Autoliv, Inc.	182
550	Dana Holding Corp.	7
908	Dorman Products, Inc. (a)	23
300	Drew Industries, Inc. (a)	8
9,363	Federal-Mogul Corp. (a)	103

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Auto Parts & Equipment (continued)
4,375	Gentex Corp.	$91
15,539	Modine Manufacturing Co. (a)	108
7,294	Standard Motor Products, Inc.	103
3,300	Tenneco, Inc. (a)	89
200	Tower International, Inc. (a)	2
		727
	Automobile Manufacturers — 0.20%
8,900	Thor Industries, Inc.	244
300	Winnebago Industries, Inc. (a)	3
		247
	Automotive Retail — 0.22%
300	America's Car-Mart, Inc. (a)	12
900	Asbury Automotive Group, Inc. (a)	21
2,209	Group 1 Automotive, Inc.	101
1,100	Monro Muffler Brake, Inc.	36
400	Penske Automotive Group, Inc.	8
7,503	Sonic Automotive, Inc., Class – A	103
		281
	Biotechnology — 2.54%
1,900	Achillion Pharmaceuticals, Inc. (a)	12
1,400	Acorda Therapeutics, Inc. (a)	33
1,300	Affymax, Inc. (a)	17
500	Agenus, Inc. (a)	3
4,400	Alkermes PLC (a)	75
2,000	Allos Therapeutics, Inc. (a)	4
1,700	Alnylam Pharmaceuticals, Inc. (a)	20
600	AMAG Pharmaceuticals, Inc. (a)	9
900	Amicus Therapeutics, Inc. (a)	5
400	Anacor Pharmaceuticals, Inc. (a)	3
6,200	Arena Pharmaceuticals, Inc. (a)	62
2,200	ArQule, Inc. (a)	13
3,200	Array BioPharma, Inc. (a)	11
48,695	Astex Pharmaceuticals, Inc. (a)	102
1,257	Aveo Phamaceuticals, Inc. (a)	15
1,800	BioCryst Pharmaceuticals, Inc. (a)	7
3,054	BioMarin Pharmaceutical, Inc. (a)	121
200	BioSpecifics Technologies Corp. (a)	4
900	BioTime, Inc. (a)	4
2,100	Celldex Therapeutics, Inc. (a)	11
8,359	Cepheid, Inc. (a)	374
200	ChemoCentryx, Inc. (a)	3
500	Clovis Oncology, Inc. (a)	11
500	Coronado Biosciences, Inc. (a)	3
4,887	Cubist Pharmaceuticals, Inc. (a)	185
2,200	Curis, Inc. (a)	12

Shares	Security Description	Value (000)
	Biotechnology (continued)
1,900	Cytori Therapeutics, Inc. (a)	$5
5,500	Dendreon Corp. (a)	41
1,600	Discovery Laboratories, Inc. (a)	4
1,000	DUSA Pharmaceuticals, Inc. (a)	5
3,600	Dyax Corp. (a)	8
5,500	Dynavax Technologies Corp. (a)	24
6,962	Emergent BioSolutions, Inc. (a)	105
2,100	Exact Sciences Corp. (a)	23
600	Genomic Health, Inc. (a)	20
900	GTx, Inc. (a)	3
3,200	Halozyme Therapeutics, Inc. (a)	28
200	Horizon Pharma, Inc. (a)	1
24,400	Human Genome Sciences, Inc. (a)	320
2,400	Idenix Pharmaceuticals, Inc. (a)	25
1,500	ImmunoCellular Therapeutics Ltd. (a)	6
2,200	ImmunoGen, Inc. (a)	37
2,700	Immunomedics, Inc. (a)	10
600	Infinity Pharmaceuticals, Inc. (a)	8
1,600	InterMune, Inc. (a)	19
2,700	Ironwood Pharmaceuticals, Inc. (a)	37
3,600	Isis Pharmaceuticals, Inc. (a)	43
2,800	Keryx Biopharmaceuticals, Inc. (a)	5
2,800	Lexicon Pharmaceuticals, Inc. (a)	6
616	Ligand Pharmaceuticals, Inc., Class – B (a)	10
4,100	MannKind Corp. (a)	9
16,483	Maxygen, Inc. (a)	98
600	Merrimack Pharmaceuticals, Inc. (a)	4
700	Momenta Pharmaceuticals, Inc. (a)	9
5,573	Myriad Genetics, Inc. (a)	132
24,095	Nanosphere, Inc. (a)	53
2,400	Neurocrine Biosciences, Inc. (a)	19
500	NewLink Genetics Corp. (a)	8
3,800	Novavax, Inc. (a)	6
2,100	NPS Pharmaceuticals, Inc. (a)	18
800	Omeros Corp. (a)	8
600	OncoGenex Pharmaceutical, Inc. (a)	8
2,100	Oncothyreon, Inc. (a)	10
3,700	Opko Health, Inc. (a)	17
1,900	Orexigen Therapeutics, Inc. (a)	11
700	Osiris Therapeutics, Inc. (a)	8
19,306	PDL BioPharma, Inc.	128
1,900	Pharmacyclics, Inc. (a)	104
1,100	Progenics Pharmaceuticals, Inc. (a)	11
1,000	Repligen Corp. (a)	4
2,100	Rigel Pharmaceuticals, Inc. (a)	20
1,700	Sangamo BioSciences, Inc. (a)	9
16,271	SciClone Pharmaceuticals, Inc. (a)	114

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
3,400	Seattle Genetics, Inc. (a)	$86
1,300	SIGA Technologies, Inc. (a)	4
8,488	Spectrum Pharmaceuticals, Inc. (a)	132
1,200	Sunesis Pharmaceuticals, Inc. (a)	3
300	Synageva BioPharma Corp. (a)	12
1,500	Synergy Pharmaceuticals, Inc. (a)	7
1,100	Synta Pharmaceuticals Corp. (a)	6
2,200	Theravance, Inc. (a)	49
1,600	Threshold Pharmaceuticals, Inc. (a)	12
200	Transcept Pharmaceuticals, Inc. (a)	1
900	Trius Therapeutics, Inc. (a)	5
2,023	United Therapeutics Corp. (a)	100
1,200	Vanda Pharmaceuticals, Inc. (a)	5
200	Verastem, Inc. (a)	2
3,000	Vical, Inc. (a)	11
2,200	XOMA Corp. (a)	7
2,200	ZIOPHARM Oncology, Inc. (a)	13
500	Zogenix, Inc. (a)	1
		3,176
	Brewers — 0.03%
200	Craft Brew Alliance, Inc. (a)	2
282	The Boston Beer Co., Inc., Class – A (a)	34
		36
	Broadcasting — 0.01%
1,100	Belo Corp., Class – A	7
100	Sinclair Broadcast Group, Inc., Class – A	1
		8
	Building Products — 1.91%
4,598	A.O. Smith Corp.	225
650	AAON, Inc.	12
600	Ameresco, Inc., Class – A (a)	7
7,640	Apogee Enterprises, Inc.	123
1,700	Builders FirstSource, Inc. (a)	8
34,236	Fortune Brands Home & Security, Inc. (a)	763
65,747	Griffon Corp.	564
7,740	Lennox International, Inc.	361
300	Nortek, Inc. (a)	15
200	Patrick Industries, Inc. (a)	3
200	Simpson Manufacturing Co., Inc.	6
3,430	Trex Co., Inc. (a)	103
4,013	Universal Forest Products, Inc.	156
2,700	USG Corp. (a)	51
		2,397

Shares	Security Description	Value (000)
	Cable & Satellite — 0.02%
1,100	Knology, Inc. (a)	$22
	Casinos & Gaming — 0.37%
1,100	Ameristar Casinos, Inc.	19
1,200	Caesars Entertainment Corp. (a)	14
1,936	Churchill Downs, Inc.	114
9,100	Monarch Casino & Resort, Inc. (a)	83
800	MTR Gaming Group, Inc. (a)	4
1,000	Multimedia Games Holding Co., Inc. (a)	14
200	Pinnacle Entertainment, Inc. (a)	2
300	Scientific Games Corp., Class – A (a)	2
2,000	Shuffle Master, Inc. (a)	28
8,958	WMS Industries, Inc. (a)	179
		459
	Catalog Retail — 0.04%
1,400	HSN, Inc.	56
	Coal & Consumable Fuels — 0.15%
2,614	Alpha Natural Resources, Inc. (a)	23
6,057	Cloud Peak Energy, Inc. (a)	102
3,800	Hallador Energy Co.	32
1,000	KiOR, Inc., Class – A (a)	9
1,200	Solazyme, Inc. (a)	17
2,600	Uranerz Energy Corp. (a)	4
		187
	Commercial Printing — 0.20%
5,265	Deluxe Corp.	131
6,685	Ennis, Inc.	103
1,000	InnerWorkings, Inc. (a)	14
		248
	Commodity Chemicals — 0.33%
700	Arabian American Development Co. (a)	7
1,700	Calgon Carbon Corp. (a)	24
800	Georgia Gulf Corp.	21
300	Hawkins, Inc.	11
700	Koppers Holdings, Inc.	24
7,374	Methanex Corp.	205
300	TPC Group, Inc. (a)	11
1,966	Westlake Chemical Corp.	103
900	Zagg, Inc. (a)	10
		416
	Communications Equipment — 1.36%
5,395	ADTRAN, Inc.	163
4,572	Anaren, Inc. (a)	90
17,408	Arris Group, Inc. (a)	242
11,728	Aruba Networks, Inc. (a)	176
400	Aware, Inc.	3
3,525	Black Box Corp.	101

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Communications Equipment (continued)
1,100	CalAmp Corp. (a)	$8
546	Calix, Inc. (a)	4
2,700	Ciena Corp. (a)	44
7,900	Comverse Technology, Inc. (a)	46
3,400	Extreme Networks, Inc. (a)	12
10,862	Globecomm Systems, Inc. (a)	110
3,500	Infinera Corp. (a)	24
1,548	InterDigital, Inc.	46
1,500	Ixia (a)	18
500	KVH Industries, Inc. (a)	6
341	Loral Space & Communications, Inc.	23
600	NETGEAR, Inc. (a)	21
400	NumereX Corp., Class – A (a)	4
7,514	Oplink Communications, Inc. (a)	102
700	ORBCOMM, Inc. (a)	2
2,800	ParkerVision, Inc. (a)	7
500	Plantronics, Inc.	17
10,130	Polycom, Inc. (a)	106
700	Procera Networks, Inc. (a)	17
8,304	Riverbed Technology, Inc. (a)	134
1,900	ShoreTel, Inc. (a)	8
700	Sonus Networks, Inc. (a)	1
400	Telular Corp.	4
400	Ubiquiti Networks, Inc. (a)	6
1,344	ViaSat, Inc. (a)	51
42,818	Westell Technologies, Inc., Class – A (a)	102
		1,698
	Computer & Electronics Retail — 0.76%
5,578	GameStop Corp., Class – A	102
9,023	hhgregg, Inc. (a)	102
25,802	RadioShack Corp.	99
12,902	Rent-A-Center, Inc.	435
5,298	REX American Resources Corp. (a)	104
8,706	Systemax, Inc. (a)	103
		945
	Computer Hardware — 0.06%
1,300	Cray, Inc. (a)	16
100	Silicon Graphics International Corp. (a)	1
800	Stratasys, Inc. (a)	39
1,000	Super Micro Computer, Inc. (a)	16
		72
	Computer Storage & Peripherals — 0.45%
600	Datalink Corp. (a)	6
100	Electronics for Imaging, Inc. (a)	2
1,000	Immersion Corp. (a)	6

Shares	Security Description	Value (000)
	Computer Storage & Peripherals (continued)
300	Intermec, Inc. (a)	$2
3,810	Lexmark International, Inc., Class – A	101
8,363	QLogic Corp. (a)	114
4,850	Synaptics, Inc. (a)	139
6,218	Western Digital Corp. (a)	189
		559
	Construction & Engineering — 1.62%
6,216	AECOM Technology Corp. (a)	102
200	Aegion Corp. (a)	4
3,460	Chicago Bridge & Iron Co. NV – NYS	131
1,100	Dycom Industries, Inc. (a)	20
6,173	Foster Wheeler AG (a)	107
2,266	Jacobs Engineering Group, Inc. (a)	86
8,627	MasTec, Inc. (a)	130
11,750	McDermott International, Inc. (a)	131
3,877	Michael Baker Corp. (a)	101
400	MYR Group, Inc. (a)	7
32,581	Pike Electric Corp. (a)	252
8,537	Primoris Services Corp.	102
11,237	Quanta Services, Inc. (a)	270
10,054	Sterling Construction Co., Inc. (a)	103
37,845	Tutor Perini Corp. (a)	480
		2,026
	Construction & Farm Machinery & Heavy Trucks — 1.15%
3,196	Alamo Group, Inc.	100
2,706	CNH Global NV – NYS (a)	105
1,000	Commercial Vehicle Group, Inc. (a)	9
200	Federal Signal Corp. (a)	1
454	Lindsay Corp.	29
18,110	Meritor, Inc. (a)	94
6,311	Miller Industries, Inc.	101
858	NACCO Industries, Inc., Class – A	100
4,119	Navistar International Corp. (a)	117
5,020	Oshkosh Corp. (a)	105
400	Sauer-Danfoss, Inc.	14
1,500	Titan International, Inc.	37
4,206	Trinity Industries, Inc.	105
40,920	Wabash National Corp. (a)	271
2,885	WABCO Holdings, Inc. (a)	153
2,793	Westport Innovations, Inc. (a)	103
		1,444
	Construction Materials — 0.27%
8,540	Eagle Materials, Inc.	319
2,200	Headwaters, Inc. (a)	11
100	United States Lime & Minerals, Inc. (a)	5
		335

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Consumer Electronics — 0.23%
4,208	Harman International Industries, Inc.	$167
600	Skullcandy, Inc. (a)	8
8,196	Universal Electronics, Inc. (a)	108
		283
	Consumer Finance — 0.58%
2,718	Cash America International, Inc.	120
281	Credit Acceptance Corp. (a)	24
1,200	DFC Global Corp. (a)	22
6,491	EZCORP, Inc., Class – A (a)	152
1,000	First Cash Financial Services, Inc. (a)	40
5,900	Green Dot Corp., Class – A (a)	130
4,427	Nelnet, Inc., Class – A	102
1,100	Netspend Holdings, Inc. (a)	10
200	Regional Management Corp. (a)	3
1,926	World Acceptance Corp. (a)	127
		730
	Data Processing & Outsourced Services — 1.33%
4,762	Broadridge Financial Solutions, Inc.	101
1,550	Cardtronics, Inc. (a)	47
2,955	Cass Information Systems, Inc.	119
6,889	Convergys Corp.	102
5,510	CoreLogic, Inc. (a)	101
6,609	CSG Systems International, Inc. (a)	114
1,853	DST Systems, Inc.	101
500	Echo Global Logistics, Inc. (a)	10
800	Exlservice Holdings, Inc. (a)	20
16,274	Global Cash Access Holdings, Inc. (a)	117
1,934	Global Payments, Inc.	84
1,400	Heartland Payment Systems, Inc.	42
800	Innodata Isogen, Inc. (a)	5
5,316	Jack Henry & Associates, Inc.	183
187	MoneyGram International, Inc. (a)	3
3,612	Syntel, Inc.	219
6,315	TeleTech Holdings, Inc. (a)	101
900	TNS, Inc. (a)	16
2,760	VeriFone Systems, Inc. (a)	91
1,387	Wright Express Corp. (a)	86
		1,662
	Department Stores — 0.08%
1,564	Dillard's, Inc., Class – A	100
	Distributors — 0.16%
100	Core-Mark Holding Co., Inc.	5
684	LKQ Corp. (a)	23
1,700	Pool Corp.	69

Shares	Security Description	Value (000)
	Distributors (continued)
11,074	VOXX International Corp. (a)	$103
		200
	Diversified Banks — 0.08%
4,764	Banco Latinoamericano de Comercio Exterior SA, Class – E	102
	Diversified Capital Markets — 0.01%
1,000	HFF, Inc., Class – A (a)	14
	Diversified Chemicals — 0.93%
13,221	Cabot Corp.	538
8,782	FMC Corp.	470
400	LSB Industries, Inc. (a)	12
6,850	Olin Corp.	143
		1,163
	Diversified Metals & Mining — 0.18%
800	AMCOL International Corp.	23
400	General Moly, Inc. (a)	1
150	Globe Specialty Metals, Inc.	2
10,600	Horsehead Holding Corp. (a)	106
100	Materion Corp.	2
2,106	RTI International Metals, Inc. (a)	48
1,800	SunCoke Energy, Inc. (a)	26
2,000	United States Antimony Corp. (a)	8
300	US Silica Holdings, Inc. (a)	3
		219
	Diversified Real Estate Activities — 0.10%
4,344	Coresite Realty Corp.	112
500	Tejon Ranch Co. (a)	14
		126
	Diversified Real Estate Investment Trusts — 0.54%
24,288	CapLease, Inc.	101
4,610	Colonial Properties Trust	102
13,192	Cousins Properties, Inc.	102
40,056	Gramercy Capital Corp.	100
40	Gyrodyne Co. of America, Inc. (a)	4
2,051	PS Business Parks, Inc.	139
800	Washington Real Estate Investment Trust	23
8,223	Winthrop Realty Trust, Inc.	100
		671
	Diversified Support Services — 0.30%
400	Comfort Systems USA, Inc.	4
300	EnerNOC, Inc. (a)	2
2,400	Healthcare Services Group, Inc.	47
3,300	Higher One Holdings, Inc. (a)	40
200	Intersections, Inc.	3
400	McGrath Rentcorp	11
800	PRGX Global, Inc. (a)	6

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Diversified Support Services (continued)
3,151	Ritchie Bros. Auctioneers, Inc.	$67
200	TMS International Corp., Class – A (a)	2
3,084	UniFirst Corp.	197
		379
	Drug Retail — 0.00%
1,800	Rite Aid Corp. (a)	3
	Education Services — 1.13%
600	American Public Education, Inc. (a)	19
5,315	Bridgepoint Education, Inc. (a)	116
3,356	Capella Education Co. (a)	117
14,353	DeVry, Inc.	444
1,450	Grand Canyon Education, Inc. (a)	30
1,679	ITT Educational Services, Inc. (a)	102
18,113	K12, Inc. (a)	422
16,100	Lincoln Educational Services Corp.	105
300	National American University Holdings, Inc.	1
423	Strayer Education, Inc.	46
500	Universal Technical Institute, Inc.	7
		1,409
	Electric Utilities — 0.95%
2,407	ALLETE, Inc.	101
3,740	Avista Corp.	100
2,389	Cleco Corp.	100
7,145	El Paso Electric Co.	237
2,387	IDACORP, Inc.	100
2,066	ITC Holdings Corp.	142
100	Otter Tail Corp.	2
7,785	Portland General Electric Co.	208
4,730	The Empire District Electric Co.	100
2,552	UNS Energy Corp.	98
		1,188
	Electrical Components & Equipment — 2.36%
1,511	Acuity Brands, Inc.	77
437	Analogic Corp.	27
600	Anixter International, Inc.	32
11,952	Belden, Inc.	399
27,350	Brady Corp., Class – A	752
8,440	Chase Corp.	111
300	Coleman Cable, Inc.	3
5,724	Encore Wire Corp.	153
22,621	EnerSys (a)	793
800	Franklin Electric Co., Inc.	41
1,600	FuelCell Energy, Inc. (a)	2
400	Generac Holdings, Inc. (a)	10
9,625	GrafTech International Ltd. (a)	93

Shares	Security Description	Value (000)
	Electrical Components & Equipment (continued)
2,175	Hubbell, Inc., Class – B	$169
1,600	II-VI, Inc. (a)	27
100	Powell Industries, Inc. (a)	4
1,782	Preformed Line Products Co.	103
1,900	Sensata Technologies Holding NV (a)	51
500	Thermon Group Holdings, Inc. (a)	10
200	Vicor Corp.	1
2,500	Woodward, Inc.	99
		2,957
	Electronic Components — 1.09%
9,626	AVX Corp.	103
2,447	Dolby Laboratories, Inc., Class – A (a)	101
8,546	DTS, Inc. (a)	223
1,300	InvenSense, Inc. (a)	15
3,982	Littelfuse, Inc.	226
13,813	Rogers Corp. (a)	547
1,400	Universal Display Corp. (a)	50
11,025	Vishay Intertechnology, Inc. (a)	104
		1,369
	Electronic Equipment & Instruments — 0.47%
1,500	Cognex Corp.	47
246	Coherent, Inc. (a)	11
300	Daktronics, Inc.	2
600	FARO Technologies, Inc. (a)	25
500	LeCroy Corp. (a)	7
100	Mesa Laboratories, Inc.	5
600	MTS Systems Corp.	23
5,984	National Instruments Corp.	161
8,469	Newport Corp. (a)	102
1,640	OSI Systems, Inc. (a)	104
5,449	Rofin-Sinar Technologies, Inc. (a)	103
100	TESSCO Technologies, Inc.	2
		592
	Electronic Manufacturing Services — 0.72%
800	Echelon Corp. (a)	3
32,021	Flextronics International Ltd. (a)	198
1,692	IPG Photonics Corp. (a)	74
7,747	Jabil Circuit, Inc.	157
900	Maxwell Technologies, Inc. (a)	6
500	Measurement Specialties, Inc. (a)	16
4,249	Multi-Fineline Electronix, Inc. (a)	105
800	Neonode, Inc. (a)	5
4,208	Plexus Corp. (a)	119
2,506	Trimble Navigation Ltd. (a)	115
11,187	TTM Technologies, Inc. (a)	105

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Manufacturing Services (continued)
100	Zygo Corp. (a)	$2
		905
	Environmental & Facilities Services — 0.43%
700	Acorn Energy, Inc.	6
100	Casella Waste Systems, Inc., Class – A (a)	1
3,944	Clean Harbors, Inc. (a)	222
700	EnergySolutions, Inc. (a)	1
200	Heritage-Crystal Clean, Inc. (a)	3
46,204	Metalico, Inc. (a)	102
4,279	Republic Services, Inc., Class – A	113
500	Standard Parking Corp. (a)	11
700	Team, Inc. (a)	22
1,900	Tetra Tech, Inc. (a)	50
700	TRC Cos., Inc. (a)	4
400	US Ecology, Inc.	7
		542
	Fertilizers & Agricultural Chemicals — 0.02%
1,000	American Vanguard Corp.	27
	Food Distributors — 0.25%
400	Chefs' Warehouse Holdings LLC (a)	7
4,808	Nash Finch Co.	103
5,625	Spartan Stores, Inc.	102
1,740	United Natural Foods, Inc. (a)	96
		308
	Food Retail — 0.38%
50	Arden Group, Inc., Class – A	4
1,359	Casey's General Stores, Inc.	80
200	Harris Teeter Supermarkets, Inc.	8
6,442	Ingles Markets, Inc., Class – A	103
700	Roundy's, Inc.	7
5,800	SUPERVALU, Inc.	30
200	Susser Holdings Corp. (a)	8
2,401	The Andersons, Inc.	102
2,361	The Fresh Market, Inc. (a)	127
100	The Pantry, Inc. (a)	2
		471
	Footwear — 0.99%
3,200	Crocs, Inc. (a)	52
4,148	Deckers Outdoor Corp. (a)	183
5,927	Iconix Brand Group, Inc. (a)	103
7,800	R.G. Barry Corp.	106
20,333	Skechers USA, Inc., Class – A (a)	414
1,387	Steven Madden Ltd. (a)	44
800	Tumi Holdings, Inc. (a)	14

Shares	Security Description	Value (000)
	Footwear (continued)
8,374	Wolverine World Wide, Inc.	$325
		1,241
	Forest Products — 0.02%
389	Deltic Timber Corp.	24
	Gas Utilities — 0.47%
2,295	Chesapeake Utilities Corp.	100
200	Piedmont Natural Gas Co., Inc.	7
200	South Jersey Industries, Inc.	10
2,278	Southwest Gas Corp.	99
2,533	The Laclede Group, Inc.	101
9,145	UGI Corp.	269
		586
	General Merchandise Stores — 0.33%
4,888	Dollar Tree, Inc. (a)	263
9,585	Fred's, Inc., Class – A	146
300	Gordmans Stores, Inc. (a)	5
		414
	Gold — 0.14%
4,170	Agnico-Eagle Mines Ltd.	169
3,200	Midway Gold Corp. (a)	4
		173
	Health Care Distributors — 0.76%
2,826	MWI Veterinary Supply, Inc. (a)	290
16,918	Owens & Minor, Inc.	518
9,198	PharMerica Corp. (a)	101
1,800	PSS World Medical, Inc. (a)	38
		947
	Health Care Equipment — 1.99%
800	Abaxis, Inc. (a)	30
1,200	ABIOMED, Inc. (a)	27
2,615	Accuray, Inc. (a)	18
800	ArthroCare Corp. (a)	23
600	AtriCure, Inc. (a)	6
800	Cantel Medical Corp.	22
500	Cardiovascular Systems, Inc. (a)	5
1,100	Conceptus, Inc. (a)	22
19,828	CryoLife, Inc. (a)	104
1,000	Cyberonics, Inc. (a)	45
30,877	DexCom, Inc. (a)	400
1,000	EnteroMedics, Inc. (a)	3
100	Exactech, Inc. (a)	2
4,590	Greatbatch, Inc. (a)	104
2,200	Hansen Medical, Inc. (a)	5
500	HeartWare International, Inc. (a)	44
4,298	Hill-Rom Holdings, Inc.	133
25,064	Insulet Corp. (a)	536

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Equipment (continued)
400	Integra LifeSciences Holdings Corp. (a)	$15
6,772	Invacare Corp.	105
500	IRIS International, Inc. (a)	6
5,710	MAKO Surgical Corp. (a)	146
1,800	Masimo Corp. (a)	40
600	Natus Medical, Inc. (a)	7
3,600	Navidea Biopharmaceuticals, Inc. (a)	13
400	NuVasive, Inc. (a)	10
1,800	NxStage Medical, Inc. (a)	30
500	Orthofix International NV (a)	21
400	PhotoMedex, Inc. (a)	5
600	Rockwell Medical Technologies, Inc. (a)	6
3,097	Sirona Dental Systems, Inc. (a)	139
1,500	STERIS Corp.	47
100	SurModics, Inc. (a)	2
13,400	Symmetry Medical, Inc. (a)	115
18,254	Syneron Medical Ltd. (a)	189
400	Tornier NV (a)	9
1,900	Volcano Corp. (a)	54
100	Young Innovations, Inc.	3
200	Zeltiq Aesthetics, Inc. (a)	1
		2,492
	Health Care Facilities — 1.67%
800	Acadia Healthcare Co., Inc. (a)	14
3,753	AmSurg Corp. (a)	113
7,304	Assisted Living Concepts, Inc., Class – A	104
900	Capital Senior Living Corp. (a)	10
3,607	Community Health Systems, Inc. (a)	101
1,000	Emeritus Corp. (a)	17
13,263	Health Management Associates, Inc., Class – A (a)	104
7,261	HealthSouth Corp. (a)	169
10,011	LifePoint Hospitals, Inc. (a)	410
2,231	National Healthcare Corp.	101
9,974	Select Medical Holdings Corp. (a)	101
700	Skilled Healthcare Group, Inc., Class – A (a)	4
1,700	Sunrise Senior Living, Inc. (a)	12
18,922	Tenet Healthcare Corp. (a)	99
3,929	The Ensign Group, Inc.	111
400	U.S. Physical Therapy, Inc.	10
1,000	Vanguard Health Systems, Inc. (a)	9
27,135	VCA Antech, Inc. (a)	596
		2,085
	Health Care Services — 1.40%
11,259	Accretive Health, Inc. (a)	123
458	Air Methods Corp. (a)	45

Shares	Security Description	Value (000)
	Health Care Services (continued)
4,569	Almost Family, Inc. (a)	$102
700	AMN Healthcare Services, Inc. (a)	4
900	Bio-Reference Laboratories, Inc. (a)	24
500	BioScrip, Inc. (a)	4
3,436	Catalyst Health Solutions, Inc. (a)	321
2,331	Chemed Corp.	141
249	CorVel Corp. (a)	12
200	ExamWorks Group, Inc. (a)	3
10,974	HMS Holdings Corp. (a)	365
200	IntegraMed America, Inc. (a)	3
600	IPC The Hospitalist Co., Inc. (a)	27
337	Landauer, Inc.	19
6,006	LHC Group, Inc. (a)	102
3,075	Lincare Holdings, Inc.	105
2,975	MEDNAX, Inc. (a)	204
1,300	MModal, Inc. (a)	17
100	National Research Corp.	5
7,575	Providence Service Corp. (a)	104
1,000	Team Health Holdings, Inc. (a)	24
		1,754
	Health Care Supplies — 0.88%
2,600	Align Technology, Inc. (a)	87
400	Anika Therapeutics, Inc. (a)	5
2,900	Antares Pharma, Inc. (a)	11
66	Atrion Corp.	13
2,000	Cerus Corp. (a)	7
200	Cynosure, Inc., Class – A (a)	4
2,000	Endologix, Inc. (a)	31
904	Haemonetics Corp. (a)	67
400	ICU Medical, Inc. (a)	21
1,400	Meridian Bioscience, Inc.	29
80	Merit Medical Systems, Inc. (a)	1
3,226	Neogen Corp. (a)	149
1,600	OraSure Technologies, Inc. (a)	18
1,000	Quidel Corp. (a)	16
400	Rochester Medical Corp. (a)	4
1,300	STAAR Surgical Co. (a)	10
6,304	The Cooper Cos., Inc.	503
1,100	The Spectranetics Corp. (a)	13
16,500	Unilife Corp. (a)	56
100	Utah Medical Products, Inc.	3
700	Vascular Solutions, Inc. (a)	9
800	West Pharmaceutical Services, Inc.	40
		1,097
	Health Care Technology — 0.35%
3,878	athenahealth, Inc. (a)	307
395	Computer Programs & Systems, Inc.	23

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology (continued)
600	ePocrates, Inc. (a)	$5
200	Greenway Medical Technologies, Inc. (a)	3
700	HealthStream, Inc. (a)	18
700	MedAssets, Inc. (a)	9
800	Medidata Solutions, Inc. (a)	26
1,800	Merge Healthcare, Inc. (a)	5
200	Omnicell, Inc. (a)	3
1,380	Quality Systems, Inc.	38
100	Vocera Communications, Inc. (a)	3
		440
	Heavy Electrical Equipment — 0.03%
450	AZZ, Inc.	28
10,000	Capstone Turbine Corp. (a)	10
		38
	Home Entertainment Software — 0.05%
2,000	Glu Mobile, Inc. (a)	11
1,400	RealD, Inc. (a)	21
200	Rosetta Stone, Inc. (a)	3
500	SRS Labs, Inc. (a)	5
2,800	Take-Two Interactive Software, Inc. (a)	26
		66
	Home Furnishings — 0.02%
800	Ethan Allen Interiors, Inc.	16
600	La-Z-Boy, Inc. (a)	7
		23
	Home Improvement Retail — 0.03%
1,000	Lumber Liquidators Holdings, Inc. (a)	34
	Homebuilding — 0.03%
200	Cavco Industries, Inc. (a)	10
300	Meritage Homes Corp. (a)	10
900	The Ryland Group, Inc.	23
		43
	Homefurnishing Retail — 0.28%
700	Cost Plus, Inc. (a)	15
8,862	Kirkland's, Inc. (a)	100
400	Mattress Firm Holding Corp. (a)	12
3,500	Pier 1 Imports, Inc.	57
8,200	Select Comfort Corp. (a)	172
		356
	Hotels, Resorts & Cruise Lines — 0.04%
700	Gaylord Entertainment Co. (a)	27
1,400	Interval Leisure Group, Inc.	27
300	Morgans Hotel Group Co. (a)	1
		55

Shares	Security Description	Value (000)
	Household Appliances — 0.24%
3,029	Helen of Troy Ltd. (a)	$103
1,000	iRobot Corp. (a)	22
2,802	Snap-on, Inc.	174
		299
	Household Products — 0.04%
200	Central Garden & Pet Co., Class – A (a)	2
700	Spectrum Brands Holdings, Inc. (a)	23
600	WD-40 Co.	30
		55
	Housewares & Specialties — 0.41%
6,839	American Greetings Corp., Class – A	100
400	Blyth, Inc.	14
4,834	CSS Industries, Inc.	99
8,149	Lifetime Brands, Inc.	102
3,603	Tupperware Brands Corp.	197
		512
	Human Resource & Employment Services — 0.24%
300	Barrett Business Services, Inc.	6
100	CDI Corp.	2
500	GP Strategies Corp. (a)	9
800	Insperity, Inc.	22
7,998	Kelly Services, Inc., Class – A	103
900	Kforce, Inc. (a)	12
7,272	Korn/Ferry International (a)	105
1,500	On Assignment, Inc. (a)	24
1,100	TrueBlue, Inc. (a)	17
200	WageWorks, Inc. (a)	3
		303
	Hypermarkets & Super Centers — 0.04%
649	PriceSmart, Inc.	44
	Independent Power Producers & Energy Traders — 0.01%
900	American DG Energy, Inc. (a)	2
400	Atlantic Power Corp.	5
200	Ormat Technologies, Inc.	4
		11
	Industrial Conglomerates — 0.38%
2,078	Carlisle Cos., Inc.	110
13,105	Kimball International, Inc., Class – B	101
800	Libbey, Inc. (a)	12
640	Raven Industries, Inc.	45
47	Seaboard Corp. (a)	100
2,555	Standex International Corp.	109
		477
	Industrial Machinery — 3.34%
1,541	3D Systems Corp. (a)	53

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Industrial Machinery (continued)
24,150	Actuant Corp., Class – A	$656
500	Altra Holdings, Inc.	8
5,673	Ampco-Pittsburgh Corp.	104
500	Badger Meter, Inc.	19
1,700	Blount International, Inc. (a)	25
5,966	Briggs & Stratton Corp.	104
1,067	Chart Industries, Inc. (a)	73
14,349	CIRCOR International, Inc.	489
1,800	CLARCOR, Inc.	87
200	Dynamic Materials Corp.	3
400	ENPRO Industries, Inc. (a)	15
300	ESCO Technologies, Inc.	11
400	Flow International Corp. (a)	1
400	Graham Corp.	7
29,544	Harsco Corp.	602
3,231	IDEX Corp.	126
8,458	John Bean Technologies Corp.	115
2,900	Kaydon Corp.	62
4,059	Kennametal, Inc.	135
6,070	Lincoln Electric Holdings, Inc.	266
200	Mueller Industries, Inc.	8
95,396	Mueller Water Products, Inc., Class – A	330
100	Omega Flex, Inc. (a)	1
3,360	Pall Corp.	184
1,543	Pentair, Inc.	59
200	Proto Labs, Inc. (a)	6
800	RBC Bearings, Inc. (a)	38
200	Rexnord Corp. (a)	4
4,997	Robbins & Myers, Inc.	209
750	Sun Hydraulics Corp.	18
700	Tennant Co.	28
525	The Gorman-Rupp Co.	16
649	The Middleby Corp. (a)	65
1,100	TriMas Corp. (a)	22
1,937	Valmont Industries, Inc.	234
		4,183
	Industrial Real Estate Investment Trusts — 0.28%
1,000	DuPont Fabros Technology, Inc.	29
3,858	EastGroup Properties, Inc.	206
8,183	First Industrial Realty Trust, Inc. (a)	103
700	Monmouth Real Estate Investment Corp., Class – A	8
		346
	Insurance Brokers — 0.27%
9,296	Arthur J. Gallagher & Co.	326

Shares	Security Description	Value (000)
	Insurance Brokers (continued)
700	eHealth, Inc. (a)	$11
		337
	Integrated Oil & Gas — 0.29%
5,178	Interoil Corp. (a)	361
	Integrated Telecommunication Services — 0.05%
300	Atlantic Tele-Network, Inc.	10
100	Cbeyond, Inc. (a)	1
2,400	Cincinnati Bell, Inc. (a)	9
900	Consolidated Communications Holdings, Inc.	13
700	FairPoint Communications, Inc. (a)	4
1,200	General Communication, Inc., Class – A (a)	10
500	HickoryTech Corp.	6
500	IDT Corp., Class – B	5
400	Primus Telecommunications Group, Inc.	6
		64
	Internet Retail — 0.05%
500	Blue Nile, Inc. (a)	15
200	CafePress, Inc. (a)	3
200	Geeknet, Inc. (a)	4
900	NutriSystem, Inc.	10
900	Orbitz Worldwide, Inc. (a)	3
600	Overstock.com, Inc. (a)	4
700	PetMed Express, Inc.	9
295	Shutterfly, Inc. (a)	9
500	U.S. Auto Parts Network, Inc. (a)	2
800	Vitacost.com, Inc. (a)	5
		64
	Internet Software & Services — 2.74%
3,000	Akamai Technologies, Inc. (a)	95
6,103	Ancestry.com, Inc. (a)	168
1,300	Angie's List, Inc. (a)	21
1,500	Bankrate, Inc. (a)	28
300	Bazaarvoice, Inc. (a)	5
8,270	Blucora, Inc. (a)	102
200	Brightcove, Inc. (a)	3
200	Carbonite, Inc. (a)	2
18,457	Cogent Communications Group, Inc. (a)	355
4,373	comScore, Inc. (a)	72
3,860	Constant Contact, Inc. (a)	69
1,200	Cornerstone OnDemand, Inc. (a)	29
3,720	DealerTrack Holdings, Inc. (a)	112
800	Demand Media, Inc. (a)	9
200	Demandware, Inc. (a)	5
1,600	Dice Holdings, Inc. (a)	15
11,961	Digital River, Inc. (a)	199
13,627	EarthLink, Inc.	101

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Internet Software & Services (continued)
1,200	EasyLink Services International Corp., Class – A (a)	$9
800	Envestnet, Inc. (a)	10
400	ExactTarget, Inc. (a)	9
15,943	Global Sources Ltd. (a)	105
1,000	Internap Network Services Corp. (a)	6
5,300	Intralinks Holdings, Inc. (a)	23
1,800	iPass, Inc. (a)	4
5,231	j2 Global, Inc.	138
6,956	Keynote Systems, Inc.	103
841	Liquidity Services, Inc. (a)	43
2,000	LivePerson, Inc. (a)	38
800	LogMeln, Inc. (a)	24
700	Market Leader, Inc. (a)	4
300	MeetMe, Inc. (a)	1
400	Millennial Media, Inc. (a)	5
50,710	Monster Worldwide, Inc. (a)	431
1,325	Move, Inc. (a)	12
2,200	NIC, Inc.	28
844	OpenTable, Inc. (a)	38
900	Perficient, Inc. (a)	10
30,562	QuinStreet, Inc. (a)	283
1,300	Responsys, Inc. (a)	16
1,200	Saba Software, Inc. (a)	11
600	SciQuest, Inc. (a)	11
400	Spark Networks, Inc. (a)	2
400	SPS Commerce, Inc. (a)	12
500	Stamps.com, Inc. (a)	12
1,200	Support.com, Inc. (a)	4
200	Synacor, Inc. (a)	3
1,400	The Active Network, Inc. (a)	21
200	Travelzoo, Inc. (a)	4
24,170	United Online, Inc.	102
3,000	Unwired Planet, Inc. (a)	7
8,746	ValueClick, Inc. (a)	143
2,630	VeriSign, Inc. (a)	115
1,300	VistaPrint NV (a)	42
700	Vocus, Inc. (a)	13
3,910	Web.com Group, Inc. (a)	72
1,000	XO Group, Inc. (a)	9
300	Yelp, Inc. (a)	7
100	Zillow, Inc. (a)	4
42,218	Zix Corp. (a)	110
		3,434
	Investment Banking & Brokerage — 0.79%
3,500	BGC Partners, Inc., Class – A	21

Shares	Security Description	Value (000)
	Investment Banking & Brokerage (continued)
300	Duff & Phelps Corp., Class – A	$4
100	Evercore Partners, Inc., Class – A	2
8,534	FXCM, Inc., Class – A	100
1,000	Greenhill & Co., Inc.	36
11,000	Jefferies Group, Inc.	143
18,471	KKR Financial Holdings LLC	157
4,400	Ladenburg Thalmann Financial Services, Inc. (a)	7
6,480	Oppenheimer Holdings, Inc., Class – A	102
5,825	Raymond James Financial, Inc.	200
7,024	Stifel Financial Corp. (a)	217
		989
	IT Consulting & Other Services — 0.60%
7,060	Acxiom Corp. (a)	107
6,658	Booz Allen Hamilton Holding Corp.	102
1,933	CACI International, Inc., Class – A (a)	106
7,430	Computer Task Group, Inc. (a)	111
2,436	Dynamics Research Corp. (a)	14
100	EPAM Systems, Inc. (a)	2
500	Forrester Research, Inc.	17
1,050	iGATE Corp. (a)	18
2,500	Lionbridge Technologies, Inc. (a)	8
4,392	ManTech International Corp., Class – A	103
400	Mattersight Corp. (a)	3
1,200	MAXIMUS, Inc.	62
4,400	Sapient Corp.	44
1,800	ServiceSource International, Inc. (a)	25
815	The Hackett Group, Inc. (a)	5
700	Unisys Corp. (a)	14
600	Virtusa Corp. (a)	8
		749
	Leisure Facilities — 0.17%
1,400	Life Time Fitness, Inc. (a)	65
1,000	Premier Exhibitions, Inc. (a)	3
1,400	Six Flags Entertainment Corp.	76
2,072	Speedway Motorsports, Inc.	35
800	Town Sports International Holdings, Inc. (a)	10
442	Vail Resorts, Inc.	22
		211
	Leisure Products — 0.55%
500	Arctic Cat, Inc. (a)	18
3,200	Brunswick Corp.	71
18,009	JAKKS Pacific, Inc.	288
5,198	Johnson Outdoors, Inc., Class – A	107
15,245	Leapfrog Enterprises, Inc. (a)	157
400	Marine Products Corp.	3
2,300	Smith & Wesson Holding Corp. (a)	19

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Leisure Products (continued)
700	Sturm, Ruger & Co., Inc.	$28
		691
	Life & Health Insurance — 1.81%
52,271	American Equity Investment Life Holding Co.	576
39,911	CNO Financial Group, Inc.	311
3,659	FBL Financial Group, Inc., Class – A	102
713	National Western Life Insurance Co., Class – A	101
25,506	Primerica, Inc.	682
13,315	Protective Life Corp.	392
8,076	Symetra Financial Corp.	102
		2,266
	Life Sciences Tools & Services — 1.27%
21,409	Affymetrix, Inc. (a)	100
300	BG Medicine, Inc. (a)	2
1,020	Bio-Rad Laboratories, Inc., Class – A (a)	102
13,424	Bruker Corp. (a)	179
600	Cambrex Corp. (a)	6
3,103	Charles River Laboratories International, Inc. (a)	102
2,134	Covance, Inc. (a)	102
14,217	eResearchTechnology, Inc. (a)	114
5,100	Exelixis, Inc. (a)	28
700	Fluidigm Corp. (a)	11
300	Furiex Pharmaceuticals, Inc. (a)	6
26,921	Harvard Bioscience, Inc. (a)	101
3,510	Illumina, Inc. (a)	142
8,660	Luminex Corp. (a)	212
3,986	MEDTOX Scientific, Inc. (a)	107
5,753	PAREXEL International Corp. (a)	162
6,347	QIAGEN NV (a)	106
2,700	Sequenom, Inc. (a)	11
		1,593
	Managed Health Care — 0.41%
1,800	Centene Corp. (a)	54
2,253	Magellan Health Services, Inc. (a)	102
12,223	Metropolitan Health Networks, Inc. (a)	117
100	Molina Heathcare, Inc. (a)	3
5,522	Triple-S Management Corp., Class – B (a)	101
2,584	WellCare Health Plans, Inc. (a)	137
		514
	Marine — 0.40%
5,926	Alexander & Baldwin Holdings, Inc. (a)	315
5,419	International Shipholding Corp.	102
1,841	Kirby Corp. (a)	87
		504

Shares	Security Description	Value (000)
	Marine Ports & Services — 0.09%
5,445	CAI International, Inc. (a)	$108
	Metal & Glass Containers — 0.58%
200	AEP Industries, Inc. (a)	9
4,555	AptarGroup, Inc.	232
13,438	Crown Holdings, Inc. (a)	463
1,200	Myers Industries, Inc.	21
		725
	Mortgage Real Estate Investment Trusts — 0.57%
14,151	Anworth Mortgage Asset Corp.	100
7,241	Capstead Mortgage Corp.	101
9,644	Dynex Capital, Inc.	100
14,335	New York Mortgage Trust, Inc.	101
17,087	Redwood Trust, Inc.	213
4,357	Walter Investment Management Corp.	102
		717
	Movies & Entertainment — 0.43%
200	Carmike Cinemas, Inc. (a)	3
400	Digital Domain Media Group, Inc. (a)	3
7,300	Imax Corp. (a)	175
23,290	Lions Gate Entertainment Corp. (a)	343
200	Rentrak Corp. (a)	4
900	World Wrestling Entertainment, Inc., Class – A	7
		535
	Multi-line Insurance — 0.33%
7,340	American Financial Group, Inc.	288
3,930	HCC Insurance Holdings, Inc.	123
		411
	Multi-Sector Holdings — 0.05%
2,925	PICO Holdings, Inc. (a)	66
	Multi-Utilities — 0.37%
5,099	Black Hills Corp.	164
2,713	NorthWestern Corp.	100
5,097	PNM Resources, Inc.	100
3,300	Vectren Corp.	97
		461
	Office Real Estate Investment Trusts — 0.86%
3,420	Alexandria Real Estate Equities, Inc.	249
8,334	Brandywine Realty Trust	103
5,309	CommonWealth REIT	101
10,721	Corporate Office Properties Trust	252
2,100	Highwoods Properties, Inc.	71
12,129	Lexington Realty Trust	103
11,742	Mission West Properties, Inc.	101
8,901	Parkway Properties, Inc.	102
		1,082

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Office Services & Supplies — 0.78%
400	A.T. Cross Co., Class – A (a)	$4
1,900	ACCO Brands Corp. (a)	20
61,667	American Reprographics Co. (a)	310
2,000	Herman Miller, Inc.	37
1,500	HNI Corp.	39
2,100	Interface, Inc.	29
1,200	Knoll, Inc.	16
1,000	Mine Safety Appliances Co.	40
400	Steelcase, Inc., Class – A	4
6,425	Sykes Enterprises, Inc. (a)	102
14,044	United Stationers, Inc.	378
		979
	Oil & Gas Drilling — 0.64%
8,953	Atwood Oceanics, Inc. (a)	339
7,111	Patterson-UTI Energy, Inc.	103
445	Pioneer Drilling Co. (a)	4
9,796	Unit Corp. (a)	361
		807
	Oil & Gas Equipment & Services — 1.27%
5,804	C&J Energy Services, Inc. (a)	107
1,918	Core Laboratories NV	222
4,405	Dawson Geophysical Co.	105
5,325	Dril-Quip, Inc. (a)	349
800	Forum Energy Technologies, Inc. (a)	16
700	Global Geophysical Services, Inc. (a)	4
200	GulfMark Offshore, Inc., Class – A (a)	7
4,500	ION Geophysical Corp. (a)	30
1,199	Lufkin Industries, Inc.	65
9,634	Matrix Service Co. (a)	109
200	Mitcham Industries, Inc. (a)	4
7,065	Natural Gas Services Group, Inc. (a)	105
16,474	Newpark Resources, Inc. (a)	97
247	OYO Geospace Corp. (a)	22
500	RigNet, Inc. (a)	9
8,683	RPC, Inc.	103
11,498	Superior Energy Services, Inc. (a)	233
500	TGC Industries, Inc. (a)	5
300	Willbros Group, Inc. (a)	2
		1,594
	Oil & Gas Exploration & Production — 1.91%
32,890	Abraxas Petroleum Corp. (a)	105
266	Apco Oil & Gas International, Inc.	5
1,000	Approach Resources, Inc. (a)	26
200	ATP Oil & Gas Corp. (a)	1
4,995	Berry Petroleum Co., Class – A	198

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
4,954	Bill Barrett Corp. (a)	$106
100	Bonanza Creek Energy, Inc. (a)	2
1,000	BPZ Resources, Inc. (a)	2
5,106	Cabot Oil & Gas Corp.	201
12,850	Carrizo Oil & Gas, Inc. (a)	302
2,115	Contango Oil & Gas Co. (a)	125
3,316	Continental Resources, Inc. (a)	221
200	CREDO Petroleum Corp. (a)	3
1,300	Endeavour International Corp. (a)	11
6,170	Energy Partners Ltd. (a)	104
2,100	Energy XXI (Bermuda) Ltd.	66
600	Evolution Petroleum Corp. (a)	5
2,100	FX Energy, Inc. (a)	12
800	GeoResources, Inc. (a)	29
900	Goodrich Petroleum Corp. (a)	12
675	Gulfport Energy Corp. (a)	14
2,000	Halcon Resources Corp. (a)	19
43	Isramco, Inc. (a)	5
18,994	Kodiak Oil & Gas Corp. (a)	156
47,080	Magnum Hunter Resources Corp. (a)	197
400	Matador Resources Co. (a)	4
400	Midstates Petroleum Co., Inc. (a)	4
2,200	Northern Oil & Gas, Inc. (a)	35
2,900	Oasis Petroleum, Inc. (a)	70
300	Panhandle Oil & Gas, Inc., Class – A	9
10,200	Renewable Energy Group, Inc. (a)	76
1,850	Rosetta Resources, Inc. (a)	68
400	Sanchez Energy Corp. (a)	8
700	Saratoga Resources, Inc. (a)	4
7,882	Swift Energy Co. (a)	147
2,100	VAALCO Energy, Inc. (a)	18
1,100	Venoco, Inc. (a)	11
100	W&T Offshore, Inc.	2
500	Warren Resources, Inc. (a)	1
500	ZaZa Energy Corp. (a)	2
		2,386
	Oil & Gas Refining & Marketing — 0.85%
300	Alon USA Energy, Inc.	3
100	Ceres, Inc. (a)	1
2,400	Clean Energy Fuels Corp. (a)	37
4,192	CVR Energy, Inc. (a)	111
5,739	Delek US Holdings, Inc.	101
700	Gevo, Inc. (a)	3
15,818	Green Plains Renewable Energy, Inc. (a)	99
5,600	Rentech, Inc. (a)	11
15,221	Rex Energy Corp. (a)	171
1,200	Western Refining, Inc.	27

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Refining & Marketing (continued)
12,985	World Fuel Services Corp.	$494
		1,058
	Oil & Gas Storage & Transportation — 0.21%
1,300	Crosstex Energy, Inc.	18
136,440	Enbridge Energy Management LLC (a)	—
400	GasLog Ltd. (a)	4
12,495	Knightsbridge Tankers Ltd.	102
6,476	Ship Finance International Ltd.	101
1,000	Targa Resources Corp.	43
		268
	Other Diversified Financial Services — 0.00%
200	FX Alliance, Inc. (a)	3
	Packaged Foods & Meats — 0.84%
100	Annie's, Inc. (a)	4
1,700	B&G Foods, Inc., Class – A	45
3,013	Cal-Maine Foods, Inc.	118
400	Calavo Growers, Inc.	10
20,232	Chiquita Brands International, Inc. (a)	101
11,632	Dole Food Co., Inc. (a)	102
4,057	Ingredion, Inc.	201
500	Inventure Foods, Inc. (a)	3
500	J&J Snack Foods Corp.	30
651	Lancaster Colony Corp.	46
200	Lifeway Foods, Inc.	2
13,759	Omega Protein Corp.	101
1,800	Pilgrim's Pride Corp. (a)	13
700	Post Holdings, Inc. (a)	22
800	Sanderson Farms, Inc.	37
2,024	Smithfield Foods, Inc. (a)	44
1,400	Snyder's-Lance, Inc.	35
1,300	The Hain Celestial Group, Inc. (a)	72
754	Tootsie Roll Industries, Inc.	18
839	TreeHouse Foods, Inc. (a)	52
		1,056
	Paper Packaging — 0.19%
15,213	Boise, Inc.	100
4,915	Packaging Corp. of America	139
		239
	Paper Products — 0.33%
800	Buckeye Technologies, Inc.	23
700	Clearwater Paper Corp. (a)	24
6,574	KapStone Paper & Packaging Corp. (a)	104
4,206	Neenah Paper, Inc.	112
6,567	P.H. Glatfelter Co.	107
400	Schweitzer-Mauduit International, Inc.	27

Shares	Security Description	Value (000)
	Paper Products (continued)
1,500	Wausau Paper Corp.	$15
		412
	Personal Products — 0.24%
800	Elizabeth Arden, Inc. (a)	31
500	Inter Parfums, Inc.	9
500	Medifast, Inc. (a)	10
300	Nature's Sunshine Products, Inc.	4
6,514	Nutraceutical International Corp. (a)	99
1,200	Prestige Brands Holdings, Inc. (a)	19
500	Schiff Nutrition International, Inc. (a)	9
800	Synutra International, Inc. (a)	4
700	The Female Health Co.	4
2,641	USANA Health Sciences, Inc. (a)	109
		298
	Pharmaceuticals — 1.52%
400	Acura Pharmaceuticals, Inc. (a)	1
767	Aegerion Pharmaceuticals, Inc. (a)	11
2,000	Akorn, Inc. (a)	32
800	Ampio Pharmaceuticals, Inc. (a)	4
1,700	Auxilium Pharmaceuticals, Inc. (a)	46
4,000	AVANIR Pharmaceuticals, Inc., Class – A (a)	16
800	BioDelivery Sciences International, Inc. (a)	4
2,100	Cadence Pharmaceuticals, Inc. (a)	7
200	Cempra Holdings LLC (a)	2
1,600	Corcept Therapeutics, Inc. (a)	7
1,800	DepoMed, Inc. (a)	10
1,100	Endocyte, Inc. (a)	9
3,199	Hi-Tech Pharmacal Co., Inc. (a)	104
7,023	Impax Laboratories, Inc. (a)	142
1,500	Jazz Pharmaceuticals PLC (a)	67
900	MAP Pharmaceuticals, Inc. (a)	13
2,100	Medicis Pharmaceutical Corp., Class – A	72
12,953	Nektar Therapeutics (a)	105
7,656	Obagi Medical Products, Inc. (a)	117
1,600	Optimer Pharmaceuticals, Inc. (a)	25
700	Pacira Pharmaceuticals, Inc. (a)	11
1,500	Pain Therapeutics, Inc. (a)	7
3,852	Par Pharmaceutical Cos., Inc. (a)	139
14,895	Pernix Therapeutics Holdings, Inc. (a)	109
1,667	Perrigo Co.	197
1,100	POZEN, Inc. (a)	7
1,900	Questcor Pharmaceuticals, Inc. (a)	101
1,600	Raptor Pharmaceuticals Corp. (a)	9
600	Repros Therapeutics, Inc. (a)	5
300	Sagent Pharmaceuticals, Inc. (a)	5
1,800	Santarus, Inc. (a)	13
500	Sucampo Pharmaceuticals, Inc., Class – A (a)	3

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Pharmaceuticals (continued)
6,357	The Medicines Co. (a)	$146
500	Ventrus Biosciences, Inc. (a)	2
4,258	ViroPharma, Inc. (a)	101
3,600	VIVUS, Inc. (a)	103
1,900	Watson Pharmaceuticals, Inc. (a)	141
1,100	XenoPort, Inc. (a)	7
		1,900
	Precious Metals & Minerals — 0.05%
1,300	Coeur d'Alene Mines Corp. (a)	23
1,100	Gold Resource Corp.	29
4,700	Paramount Gold & Silver Corp. (a)	11
		63
	Property & Casualty Insurance — 2.41%
1,163	Alleghany Corp. (a)	395
5,470	American Safety Insurance Holdings Ltd. (a)	103
100	AmTrust Financial Services, Inc.	3
22,146	Argo Group International Holdings Ltd.	648
21,241	Aspen Insurance Holdings Ltd.	614
200	Employers Holdings, Inc.	4
7,500	Fidelity National Financial, Inc., Class – A	144
31,346	First American Financial Corp.	532
200	Hallmark Financial Services, Inc. (a)	1
8,224	Stewart Information Services Corp.	126
150	The Navigators Group, Inc. (a)	7
700	Tower Group, Inc.	15
29,217	Universal Insurance Holdings, Inc.	100
8,276	W.R. Berkley Corp.	322
		3,014
	Publishing — 0.84%
3,543	Scholastic Corp.	100
43,454	Valassis Communications, Inc. (a)	945
100	Value Line, Inc.	1
		1,046
	Railroads — 0.21%
1,446	Genesee & Wyoming, Inc., Class – A (a)	76
2,541	Kansas City Southern	177
600	RailAmerica, Inc. (a)	15
		268
	Regional Banks — 5.08%
2,969	Alliance Financial Corp.	102
6,971	BancorpSouth, Inc.	101
800	Bank of the Ozarks, Inc.	24
54,181	BBCN Bancorp, Inc. (a)	590
2,801	Camden National Corp.	103
55,901	CapitalSource, Inc.	376

Shares	Security Description	Value (000)
	Regional Banks (continued)
3,548	Century Bancorp, Inc., Class – A	$105
13,234	Columbia Banking System, Inc.	249
6,997	Cullen/Frost Bankers, Inc.	402
5,878	First Bancorp, Inc. Maine	100
606	First Citizens BancShares, Inc., Class – A	101
7,035	First Community Bancshares, Inc.	102
7,035	First Interstate BancSystem, Inc.	100
300	FNB United Corp. (a)	4
3,707	Great Southern Bancorp, Inc.	102
4,293	Heartland Financial USA, Inc.	103
5,352	IBERIABANK Corp.	270
5,168	International Bancshares Corp.	101
300	Investors Bancorp, Inc. (a)	5
8,706	MainSource Financial Group, Inc.	103
94,511	National Penn Bancshares, Inc.	904
4,675	Peoples Bancorp, Inc.	103
7,970	Popular, Inc. (a)	132
4,706	Republic Bancorp, Inc., Class – A	105
6,300	Suffolk Bancorp	82
82,087	TCF Financial Corp.	942
1,200	Texas Capital Bancshares, Inc. (a)	48
6,952	Union First Market Bankshares Corp.	100
12,070	Virginia Commerce Bancorp, Inc. (a)	102
26,453	Webster Financial Corp.	573
4,751	WesBanco, Inc.	101
548	Westamerica Bancorp	26
		6,361
	Reinsurance — 0.19%
2,129	Everest Re Group Ltd.	220
100	Flagstone Reinsurance Holdings SA	1
300	Greenlight Capital Re Ltd., Class – A (a)	8
200	Montpelier Re Holdings Ltd.	4
		233
	Research and Consulting Services — 0.58%
1,750	Acacia Research Corp./Acacia Technologies LLC (a)	65
17,098	CBIZ, Inc. (a)	102
970	CoStar Group, Inc. (a)	79
500	Exponent, Inc. (a)	27
400	Franklin Covey Co. (a)	4
800	Huron Consulting Group, Inc. (a)	25
4,461	ICF International, Inc. (a)	106
500	Mistras Group, Inc. (a)	13
2,700	Odyssey Marine Exploration, Inc. (a)	10
6,200	RPX Corp. (a)	89
1,198	The Advisory Board Co. (a)	59
1,200	The Corporate Executive Board Co.	49

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Research and Consulting Services (continued)
4,238	VSE Corp.	$101
		729
	Residential Real Estate Investment Trusts — 0.51%
7,371	Associated Estates Realty Corp.	110
7,165	Mid-America Apartment Communities, Inc.	489
944	Sun Communities, Inc.	42
		641
	Restaurants — 1.23%
800	AFC Enterprises, Inc. (a)	18
100	Benihana, Inc.	2
179	Biglari Holdings, Inc. (a)	69
900	BJ's Restaurant, Inc. (a)	34
2,637	Bob Evans Farms, Inc.	106
700	Bravo Brio Restaurant Group, Inc. (a)	12
3,627	Buffalo Wild Wings, Inc. (a)	314
800	Caribou Coffee Co., Inc. (a)	10
18,367	Carrols Restaurant Group, Inc. (a)	109
3,483	CEC Entertainment, Inc.	127
2,310	Cracker Barrel Old Country Store, Inc.	145
25,948	Denny's Corp. (a)	115
555	DineEquity, Inc. (a)	25
2,100	Domino's Pizza, Inc.	65
200	Einstein Noah Restaurant Group, Inc.	4
500	Fiesta Restaurant Group, Inc. (a)	7
200	Ignite Restaurant Group, Inc. (a)	4
1,300	Jack in the Box, Inc. (a)	36
2,500	Jamba, Inc. (a)	5
100	Nathan's Famous, Inc. (a)	3
700	P.F. Chang's China Bistro, Inc.	36
600	Papa John's International, Inc. (a)	29
473	Peet's Coffee & Tea, Inc. (a)	28
200	Red Robin Gourmet Burgers, Inc. (a)	6
14,827	Ruby Tuesday, Inc. (a)	101
1,300	Ruth's Hospitality Group, Inc. (a)	9
1,800	Sonic Corp. (a)	18
2,250	Texas Roadhouse, Inc., Class – A	41
1,900	The Cheesecake Factory, Inc. (a)	61
		1,539
	Retail Real Estate Investment Trusts — 0.45%
5,963	Acadia Realty Trust	138
75	Alexander's, Inc.	32
4,548	Glimcher Realty Trust	47
1,300	Inland Real Estate Corp.	11
6,986	Pennsylvania Real Estate Investment Trust	105
8,217	Ramco-Gershenson Properties Trust	103

Shares	Security Description	Value (000)
	Retail Real Estate Investment Trusts (continued)
10,305	Retail Properties of America, Inc., Class – A	$100
300	Saul Centers, Inc.	13
600	Urstadt Biddle Properties, Inc., Class – A	12
		561
	Security & Alarm Services — 0.11%
6,074	The Brink's Co.	141
	Semiconductor Equipment — 1.16%
7,509	Advanced Energy Industries, Inc. (a)	101
20,695	Amkor Technology, Inc. (a)	101
100	ATMI, Inc. (a)	2
2,886	Cabot Microelectronics Corp.	84
5,561	Cymer, Inc. (a)	328
12,189	Entegris, Inc. (a)	104
1,300	FEI Co. (a)	62
3,600	GT Advanced Technologies, Inc. (a)	19
16,440	MEMC Electronic Materials, Inc. (a)	36
3,525	MKS Instruments, Inc.	102
900	PDF Solutions, Inc. (a)	9
7,391	Teradyne, Inc. (a)	104
8,820	Ultratech, Inc. (a)	278
3,415	Veeco Instruments, Inc. (a)	117
		1,447
	Semiconductors — 3.66%
11,013	Alpha & Omega Semiconductor Ltd. (a)	101
5,525	Altera Corp.	187
1,500	AuthenTec, Inc. (a)	6
1,800	Cavium, Inc. (a)	50
600	CEVA, Inc. (a)	11
2,300	Cirrus Logic, Inc. (a)	69
26,536	Cypress Semiconductor Corp.	351
38,876	Diodes, Inc. (a)	730
200	Exar Corp. (a)	2
23,245	Fairchild Semiconductor International, Inc. (a)	328
21,455	GSI Technology, Inc. (a)	102
1,151	Hittite Microwave Corp. (a)	59
400	Inphi Corp. (a)	4
10,116	Integrated Silicon Solution, Inc. (a)	102
300	Intermolecular, Inc. (a)	2
13,503	International Rectifier Corp. (a)	270
9,692	IXYS Corp. (a)	108
8,846	Maxim Integrated Products, Inc.	227
200	MaxLinear, Inc., Class – A (a)	1
1,700	Micrel, Inc.	16
10,606	Microsemi Corp. (a)	196
1,500	MIPS Technologies, Inc. (a)	10
17,760	Monolithic Power Systems, Inc. (a)	353

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Semiconductors (continued)
200	NVE Corp. (a)	$11
4,550	OmniVision Technologies, Inc. (a)	61
13,330	ON Semiconductor Corp. (a)	95
1,500	PLX Technology, Inc. (a)	9
1,000	Power Integrations, Inc.	37
1,300	QuickLogic Corp. (a)	3
300	Rambus, Inc. (a)	2
33,890	RF Micro Devices, Inc. (a)	144
8,287	Semtech Corp. (a)	201
2,100	Silicon Image, Inc. (a)	9
2,557	Silicon Laboratories, Inc. (a)	97
14,242	Skyworks Solutions, Inc. (a)	390
9,598	Spansion, Inc., Class – A (a)	105
800	Standard Microsystems Corp. (a)	29
700	SunPower Corp. (a)	3
13,650	TriQuint Semiconductor, Inc. (a)	75
900	Volterra Semiconductor Corp. (a)	21
		4,577
	Soft Drinks — 0.10%
1,719	Coca-Cola Bottling Co. Consolidated	111
400	Heckmann Corp. (a)	1
500	National Beverage Corp. (a)	7
		119
	Specialized Consumer Services — 0.50%
3,794	Coinstar, Inc. (a)	260
200	Collectors Universe, Inc.	3
7,491	Hillenbrand, Inc.	138
500	Matthews International Corp., Class – A	16
5,680	Regis Corp.	102
2,479	Sotheby's	83
545	Steiner Leisure Ltd. (a)	25
		627
	Specialized Finance — 1.00%
4,040	Encore Capital Group, Inc. (a)	120
21,046	Gain Capital Holdings, Inc.	105
6,749	Interactive Brokers Group, Inc., Class – A	99
1,300	MarketAxess Holdings, Inc.	35
2,560	Moody's Corp.	93
36,594	PHH Corp. (a)	640
600	Portfolio Recovery Associates, Inc. (a)	55
4,544	The NASDAQ OMX Group, Inc.	103
		1,250
	Specialized Real Estate Investment Trusts — 1.17%
8,901	CubeSmart	104
62,093	DiamondRock Hospitality Co.	633

Shares	Security Description	Value (000)
	Specialized Real Estate Investment Trusts (continued)
2,500	FelCor Lodging Trust, Inc. (a)	$12
3,533	LaSalle Hotel Properties	103
200	LTC Properties, Inc.	7
900	National Health Investors, Inc.	46
3,800	OMEGA Healthcare Investors, Inc.	86
5,250	Potlatch Corp.	168
944	Sovran Self Storage, Inc.	47
21,471	Strategic Hotels & Resorts, Inc. (a)	139
9,407	Sunstone Hotel Investors, Inc. (a)	103
300	Universal Health Realty Income Trust	12
		1,460
	Specialty Chemicals — 1.28%
5,217	A. Schulman, Inc.	104
300	ADA-ES, Inc. (a)	8
4,053	Albemarle Corp.	242
1,000	Balchem Corp.	33
1,800	Celanese Corp., Series A	62
2,500	Chemtura Corp. (a)	36
1,700	Flotek Industries, Inc. (a)	16
200	GSE Holding, Inc. (a)	2
1,800	H.B. Fuller Co.	55
2,623	Innophos Holdings, Inc.	148
100	Innospec, Inc. (a)	3
300	KMG Chemicals, Inc.	6
2,085	Minerals Technologies, Inc.	133
1,681	NewMarket Corp.	364
5,504	OM Group, Inc. (a)	105
1,500	Omnova Solutions, Inc. (a)	11
2,572	PolyOne Corp.	35
2,324	Quaker Chemical Corp.	107
1,391	Stepan Co.	131
300	Zep, Inc.	4
		1,605
	Specialty Stores — 0.81%
4,785	Cabela's, Inc. (a)	181
948	Hibbett Sports, Inc. (a)	54
48,000	OfficeMax, Inc. (a)	243
300	Teavana Holdings, Inc. (a)	4
4,367	Tractor Supply Co.	363
1,051	Vitamin Shoppe, Inc. (a)	58
8,876	West Marine, Inc. (a)	104
100	Winmark Corp.	6
		1,013
	Steel — 0.58%
700	AK Steel Holding Corp.	4
5,680	Allegheny Technologies, Inc.	181

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Steel (continued)
4,366	Carpenter Technology Corp.	$209
200	Handy & Harman Ltd. (a)	3
400	Haynes International, Inc.	20
100	Metals USA Holdings Corp. (a)	1
6,319	Olympic Steel, Inc.	104
3,774	Schnitzer Steel Industries, Inc., Class – A	106
8,668	Steel Dynamics, Inc.	102
		730
	Systems Software — 0.53%
8,078	AVG Technologies NV (a)	105
1,600	CommVault Systems, Inc. (a)	79
1,200	FalconStor Software, Inc. (a)	3
400	Imperva, Inc. (a)	12
300	Infoblox, Inc. (a)	7
500	OPNET Technologies, Inc.	13
5,043	Progress Software Corp. (a)	105
200	Proofpoint, Inc. (a)	4
11,931	Rovi Corp. (a)	234
1,055	Sourcefire, Inc. (a)	54
13,315	TeleCommunication Systems, Inc., Class – A (a)	17
500	VASCO Data Security International, Inc. (a)	4
1,300	Websense, Inc. (a)	24
		661
	Technology Distributors — 0.88%
100	Electro Rent Corp.	1
5,819	Ingram Micro, Inc., Class – A (a)	102
20,244	Insight Enterprises, Inc. (a)	341
9,835	PC Connection, Inc.	104
5,424	ScanSource, Inc. (a)	166
8,375	SYNNEX Corp. (a)	289
2,116	Tech Data Corp. (a)	102
		1,105
	Textiles — 0.03%
3,449	Unifi, Inc. (a)	39
	Thrifts & Mortgage Finance — 1.13%
100	Apollo Residential Mortgage, Inc.	2
10,305	Astoria Financial Corp.	101
5,110	Bofl Holding, Inc. (a)	101
7,463	Dime Community Bancshares	99
5,833	First Defiance Financial Corp.	100
12,918	First Niagara Financial Group, Inc.	99
7,430	Flushing Financial Corp.	101
700	Nationstar Mortgage Holdings, Inc. (a)	15
7,055	OceanFirst Financial Corp.	101
200	Ocwen Financial Corp. (a)	4

Shares	Security Description	Value (000)
	Thrifts & Mortgage Finance (continued)
600	Oritani Financial Corp.	$9
15,568	Provident Financial Services, Inc.	239
7,903	Walker & Dunlop, Inc.	102
8,518	WSFS Financial Corp.	344
		1,417
	Tires & Rubber — 0.11%
7,560	Cooper Tire & Rubber Co.	133
	Tobacco — 0.12%
5,200	Star Scientific, Inc. (a)	23
2,176	Universal Corp.	101
1,465	Vector Group Ltd.	25
		149
	Trading Companies & Distributors — 0.97%
200	Aceto Corp.	2
8,299	Aircastle Ltd.	100
7,246	Applied Industrial Technologies, Inc.	267
1,700	Beacon Roofing Supply, Inc. (a)	43
300	DXP Enterprises, Inc. (a)	12
3,148	GATX Corp.	121
500	H&E Equipment Services, Inc. (a)	8
200	Houston Wire & Cable Co.	2
100	Interline Brands, Inc. (a)	3
900	Kaman Corp.	28
6,400	MRC Global, Inc. (a)	136
5,917	SeaCube Container Leasing Ltd.	101
500	TAL International Group, Inc.	17
400	Textainer Group Holdings Ltd.	15
600	Titan Machinery, Inc. (a)	18
4,679	Watsco, Inc.	345
		1,218
	Trucking — 1.00%
1,144	AMERCO, Inc.	103
3,800	Avis Budget Group, Inc. (a)	58
700	Celadon Group, Inc.	12
14,163	Con-way, Inc.	511
526	Dollar Thrifty Automotive Group, Inc. (a)	43
1,300	Heartland Express, Inc.	19
2,100	Knight Transportation, Inc.	34
3,149	Landstar System, Inc.	163
1,700	Old Dominion Freight Line, Inc. (a)	74
200	Quality Distribution, Inc. (a)	2
300	Roadrunner Transportation Systems, Inc. (a)	5
2,840	Ryder System, Inc.	102
100	Saia, Inc. (a)	2
2,800	Swift Transportation Co. (a)	26
3,700	Universal Truckload Services, Inc.	56

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stock (continued)
	Trucking (continued)
1,400	Werner Enterprises, Inc.	$33
800	Zipcar, Inc. (a)	9
		1,252
	Water Utilities — 0.03%
100	American States Water Co.	4
500	Cadiz, Inc. (a)	3
800	California Water Service Group	15
200	Connecticut Water Service, Inc.	6
200	SJW Corp.	5
400	The York Water Co.	7
		40
	Wireless Telecommunication Services — 0.63%
500	Leap Wireless International, Inc. (a)	3
18,537	MetroPCS Communications, Inc. (a)	112
15,942	NII Holdings, Inc. (a)	163
856	NTELOS Holding Corp.	16
4,990	SBA Communications Corp., Class – A (a)	285
4,778	Telephone & Data Systems, Inc.	102
7,941	USA Mobility, Inc.	102
		783
	Total Common Stocks	123,908
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
500	Clinical Data, Inc. (a)(b)*	—
	Electronic Manufacturing Services — 0.00%
1,000	Gerber Scientific, Inc. (a)(c)*	—
	Oil & Gas Refining & Marketing — 0.00%
7,574	CVR Energy, Inc. (a)*	—
	Regional Banks — 0.00%
400	Hampton Roads Bankshares, Inc. (a)*	—
	Total Contingent Rights	—
	Warrant — 0.00% Oil & Gas Exploration & Production — 0.00%
450	Magnum Hunter Resources Corp. (a)*	—
	Total Warrant	—

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations — 0.04%
$14	U.S. Treasury Bills, 0.07%, 8/9/12 (d)(e)	$14
35	U.S. Treasury Bills, 0.08%, 9/6/12 (d)(e)	35
	Total U.S. Treasury Obligations	49
	Time Deposit — 0.58%
722	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/2/12	722
	Total Time Deposit	722
	Mutual Fund — 0.44%
553,686	Alliance Money Market Fund Prime Portfolio, 0.08% (f)	554
	Total Mutual Fund	554
	Total Investments (cost $109,360) — 100.05%	125,233
	Liabilities in excess of other assets — (0.05)%	(57)
	Net Assets — 100.00%	$125,176

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2012, and represents a Level 2 security. Refer to Note 2 in Notes to Portfolios of Investments.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(d)	Rate disclosed represents effective yield at purchase.
(e)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(f)	The rate disclosed is the rate in effect on June 30, 2012.

NYS  — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Small Capitalization Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2012

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in notes to financial statements.

The Small Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	20.48%	16.61%	17.19%	44.71%	98.99%
Contingent Rights	—	—	—	0.00%	0.00%
Warrant	—	—	—	0.00%	0.00%
U.S. Treasury Obligations	—	—	—	0.04%	0.04%
Time Deposit	0.14%	0.27%	0.17%	0.00%	0.58%
Mutual Fund	—	—	—	0.44%	0.44%
Other Assets (Liabilities)	-0.01%	-0.11%	-0.05%	0.12%	-0.05%
Total Net Assets	20.61%	16.77%	17.31%	45.31%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2012.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
6	Russell 2000 Mini Index Future	$477	9/24/12	$18
	Net Unrealized Appreciation/(Depreciation)			$18

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks — 97.43%
	Advertising — 0.73%
157,317	Harte-Hanks, Inc.	$1,438
	Aerospace & Defense — 2.85%
12,885	AAR Corp.	174
3,391	Alliant Techsystems, Inc.	172
6,554	Ceradyne, Inc.	168
3,515	Cubic Corp.	169
29,846	Curtiss-Wright Corp.	927
7,305	Esterline Technologies Corp. (a)	455
16,949	Exelis, Inc.	167
10,721	GeoEye, Inc. (a)	166
7,900	Hexcel Corp. (a)	204
32,537	Huntington Ingalls Industries, Inc. (a)	1,309
8,770	Moog, Inc., Class – A (a)	363
2,421	National Presto Industries, Inc.	169
32,443	Orbital Sciences Corp. (a)	419
13,298	Triumph Group, Inc.	748
		5,610
	Agricultural Products — 0.08%
10,142	Darling International, Inc. (a)	167
	Air Freight & Logistics — 0.46%
33,141	Air Transport Services Group, Inc. (a)	172
4,016	Atlas Air Worldwide Holdings, Inc. (a)	175
8,648	Hub Group, Inc., Class – A (a)	313
17,100	UTI Worldwide, Inc.	250
		910
	Airlines — 1.44%
9,489	Alaska Air Group, Inc. (a)	341
24,869	Hawaiian Holdings, Inc. (a)	162
58,781	JetBlue Airways Corp. (a)	311
54,680	United Continental Holdings, Inc. (a)	1,330
51,614	US Airways Group, Inc. (a)	688
		2,832
	Alternative Carriers — 0.15%
35,328	Premiere Global Services, Inc. (a)	296
	Apparel Retail — 1.15%
40,222	Aeropostale, Inc. (a)	717
47,635	Casual Male Retail Group, Inc.	173
33,235	Chico's FAS, Inc.	493
3,135	Francesca's Holdings Corp. (a)	85
4,430	Rue21, Inc. (a)	112
7,788	Shoe Carnival, Inc.	167
21,498	Stein Mart, Inc. (a)	171
4,592	The Buckle, Inc.	182
5,592	The Cato Corp., Class – A	170
		2,270
	Apparel, Accessories & Luxury Goods — 1.05%
128	Delta Apparel, Inc. (a)	2
7,268	G-III Apparel Group Ltd. (a)	172
6,160	Hanesbrands, Inc. (a)	171
8,600	Maidenform Brands, Inc. (a)	171

Shares	Security Description	Value (000)
	Apparel, Accessories & Luxury Goods (continued)
120,120	The Jones Group, Inc.	$1,149
3,739	Under Armour, Inc., Class – A (a)	353
2,900	Vera Bradley, Inc. (a)	61
		2,079
	Application Software — 2.41%
5,400	Advent Software, Inc. (a)	146
5,700	BroadSoft, Inc. (a)	165
18,195	Compuware Corp. (a)	169
8,375	Ebix, Inc.	167
5,069	ePlus, Inc. (a)	164
3,966	Fair Isaac Corp.	168
12,780	Guidewire Software, Inc. (a)	359
6,347	Informatica Corp. (a)	269
5,636	JDA Software Group, Inc. (a)	167
10,980	Mentor Graphics Corp. (a)	165
20,146	Parametric Technology Corp. (a)	422
10,475	PROS Holdings, Inc. (a)	176
16,003	SolarWinds, Inc. (a)	697
12,270	The Ultimate Software Group, Inc. (a)	1,094
6,010	TIBCO Software, Inc. (a)	180
29,865	TiVo, Inc. (a)	247
		4,755
	Asset Management & Custody Banks — 0.82%
14,654	Calamos Asset Management, Inc., Class – A	168
28,431	Fifth Street Finance Corp.	284
27,040	Financial Engines, Inc. (a)	580
6,926	Main Street Capital Corp.	167
13,730	Waddell & Reed Financial, Inc., Class – A	416
		1,615
	Auto Parts & Equipment — 0.48%
4,724	Autoliv, Inc.	258
15,399	Federal-Mogul Corp. (a)	169
6,272	Gentex Corp.	131
25,982	Modine Manufacturing Co. (a)	180
11,996	Standard Motor Products, Inc.	169
1,600	Tenneco, Inc. (a)	43
		950
	Automobile Manufacturers — 0.68%
19,265	Tesla Motors, Inc. (a)	603
26,750	Thor Industries, Inc.	733
		1,336
	Automotive Retail — 0.24%
3,634	Group 1 Automotive, Inc.	166
6,061	Lithia Motors, Inc., Class – A	140
12,340	Sonic Automotive, Inc., Class – A	168
		474
	Biotechnology — 2.41%
24,015	Amarin Corp. PLC – ADR (a)	347
37,225	Arena Pharmaceuticals, Inc. (a)	372
80,092	Astex Pharmaceuticals, Inc. (a)	167
4,373	BioMarin Pharmaceutical, Inc. (a)	173

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Biotechnology (continued)
26,692	Cepheid, Inc. (a)	$1,194
4,418	Cubist Pharmaceuticals, Inc. (a)	168
11,122	Emergent BioSolutions, Inc. (a)	169
20,215	Exact Sciences Corp. (a)	217
10,733	Genomic Health, Inc. (a)	358
34,750	Human Genome Sciences, Inc. (a)	456
400	InterMune, Inc. (a)	5
27,114	Maxygen, Inc. (a)	162
8,827	Myriad Genetics, Inc. (a)	210
34,227	Nanosphere, Inc. (a)	75
24,681	PDL BioPharma, Inc.	164
23,308	SciClone Pharmaceuticals, Inc. (a)	163
10,672	Spectrum Pharmaceuticals, Inc. (a)	166
995	Tesaro, Inc. (a)	14
3,328	United Therapeutics Corp. (a)	164
		4,744
	Building Products — 1.79%
7,051	A.O. Smith Corp.	345
10,900	Apogee Enterprises, Inc.	175
54,198	Fortune Brands Home & Security, Inc. (a)	1,207
105,916	Griffon Corp.	909
11,070	Lennox International, Inc.	516
4,110	Trex Co., Inc. (a)	123
6,589	Universal Forest Products, Inc.	257
		3,532
	Casinos & Gaming — 0.30%
2,945	Churchill Downs, Inc.	173
15,042	Monarch Casino & Resort, Inc. (a)	138
13,886	WMS Industries, Inc. (a)	277
		588
	Coal & Consumable Fuels — 0.13%
3,679	Alpha Natural Resources, Inc. (a)	32
9,963	Cloud Peak Energy, Inc. (a)	169
6,153	Hallador Energy Co.	52
		253
	Commercial Printing — 0.17%
6,685	Deluxe Corp.	167
10,995	Ennis, Inc.	169
		336
	Commodity Chemicals — 0.26%
12,156	Methanex Corp.	338
3,234	Westlake Chemical Corp.	169
		507
	Communications Equipment — 1.09%
4,424	ADTRAN, Inc.	134
6,320	Anaren, Inc. (a)	124
24,136	Arris Group, Inc. (a)	336
11,854	Aruba Networks, Inc. (a)	178
5,798	Black Box Corp.	166
16,460	Ciena Corp. (a)	269

Shares	Security Description		Value (000)
	Communications Equipment (continued)
16,879	Globecomm Systems, Inc. (a)		$171
12,359	Oplink Communications, Inc. (a)		167
16,597	Polycom, Inc. (a)		175
2,165	Procera Networks, Inc. (a)		53
13,440	Riverbed Technology, Inc. (a)		217
70,426	Westell Technologies, Inc., Class – A (a)		168
			2,158
	Computer & Electronics Retail — 0.79%
9,174	GameStop Corp., Class – A		169
14,840	hhgregg, Inc. (a)		168
42,438	RadioShack Corp.		163
21,113	Rent-A-Center, Inc.		712
8,714	REX American Resources Corp. (a)		170
14,320	Systemax, Inc. (a)		169
			1,551
	Computer Hardware — 0.17%
6,650	Stratasys, Inc. (a)		330
	Computer Storage & Peripherals — 0.58%
18,540	Fusion-io, Inc. (a)		387
6,267	Lexmark International, Inc., Class – A		167
12,276	QLogic Corp. (a)		168
5,140	Synaptics, Inc. (a)		147
8,886	Western Digital Corp. (a)		271
			1,140
	Construction & Engineering — 1.53%
10,224	AECOM Technology Corp. (a)		168
4,988	Chicago Bridge & Iron Co. NV – NYS		189
8,746	Foster Wheeler AG	(a)	152
3,260	Jacobs Engineering Group, Inc. (a)		123
10,708	MasTec, Inc. (a)		161
16,740	McDermott International, Inc. (a)		187
6,377	Michael Baker Corp. (a)		166
47,778	Pike Electric Corp. (a)		369
13,548	Primoris Services Corp.		163
15,985	Quanta Services, Inc. (a)		385
16,537	Sterling Construction Co., Inc. (a)		169
62,188	Tutor Perini Corp. (a)		788
			3,020
	Construction & Farm Machinery & Heavy Trucks — 1.64%
5,257	Alamo Group, Inc.		165
4,451	CNH Global NV – NYS (a)		173
24,700	Meritor, Inc. (a)		129
10,380	Miller Industries, Inc.		165
1,412	NACCO Industries, Inc., Class – A		164
5,841	Navistar International Corp. (a)		166
8,256	Oshkosh Corp. (a)		173
2,815	Titan International, Inc.		69
6,917	Trinity Industries, Inc.		173
53,630	Wabash National Corp. (a)		355
4,155	WABCO Holdings, Inc. (a)		220

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Construction & Farm Machinery & Heavy Trucks (continued)
34,792	Westport Innovations, Inc. (a)	$1,278
		3,230
	Construction Materials — 0.19%
9,920	Eagle Materials, Inc.	370
	Consumer Electronics — 0.21%
5,954	Harman International Industries, Inc.	236
13,481	Universal Electronics, Inc. (a)	177
		413
	Consumer Finance — 0.46%
3,812	Cash America International, Inc.	168
11,042	EZCORP, Inc., Class – A (a)	259
6,590	Green Dot Corp., Class – A (a)	146
7,281	Nelnet, Inc., Class – A	167
2,504	World Acceptance Corp. (a)	165
		905
	Data Processing & Outsourced Services — 1.11%
7,833	Broadridge Financial Solutions, Inc.	167
4,301	Cass Information Systems, Inc.	173
11,331	Convergys Corp.	167
9,062	CoreLogic, Inc. (a)	166
9,720	CSG Systems International, Inc. (a)	168
3,048	DST Systems, Inc.	166
22,819	Global Cash Access Holdings, Inc. (a)	164
2,813	Global Payments, Inc.	122
8,399	Jack Henry & Associates, Inc.	290
5,096	Syntel, Inc.	309
10,387	TeleTech Holdings, Inc. (a)	166
3,940	VeriFone Systems, Inc. (a)	130
		2,188
	Department Stores — 0.08%
2,572	Dillard's, Inc., Class – A	164
	Distributors — 0.10%
1,086	LKQ Corp. (a)	36
18,215	VOXX International Corp. (a)	170
		206
	Diversified Banks — 0.09%
7,836	Banco Latinoamericano de Comercio Exterior SA, Class – E	168
	Diversified Chemicals — 0.89%
20,469	Cabot Corp.	833
13,968	FMC Corp.	747
8,031	Olin Corp.	168
		1,748
	Diversified Metals & Mining — 0.10%
14,000	Horsehead Holding Corp. (a)	140
2,969	RTI International Metals, Inc. (a)	67
		207
	Diversified Real Estate Activities — 0.08%
6,486	Coresite Realty Corp.	167

Shares	Security Description	Value (000)
	Diversified Real Estate Investment Trusts — 0.51%
39,948	CapLease, Inc.	$166
7,582	Colonial Properties Trust	168
21,698	Cousins Properties, Inc.	168
65,882	Gramercy Capital Corp.	165
2,472	PS Business Parks, Inc.	167
13,525	Winthrop Realty Trust, Inc.	164
		998
	Diversified Support Services — 0.20%
3,300	Higher One Holdings, Inc. (a)	40
4,500	Ritchie Bros. Auctioneers, Inc.	96
4,052	UniFirst Corp.	258
		394
	Education Services — 1.03%
7,755	Bridgepoint Education, Inc. (a)	169
4,700	Capella Education Co. (a)	163
25,942	DeVry, Inc.	804
2,761	ITT Educational Services, Inc. (a)	168
24,176	K12, Inc. (a)	563
26,481	Lincoln Educational Services Corp.	172
		2,039
	Electric Utilities — 1.02%
3,923	ALLETE, Inc.	164
6,076	Avista Corp.	162
3,929	Cleco Corp.	165
11,670	El Paso Electric Co.	387
3,927	IDACORP, Inc.	165
3,371	ITC Holdings Corp.	232
15,036	Portland General Electric Co.	401
7,780	The Empire District Electric Co.	164
4,255	UNS Energy Corp.	164
		2,004
	Electrical Components & Equipment — 2.05%
14,977	Belden, Inc.	500
46,974	Brady Corp., Class – A	1,292
13,882	Chase Corp.	183
8,945	Encore Wire Corp.	240
34,099	EnerSys(a)	1,196
15,694	GrafTech International Ltd. (a)	151
3,146	Hubbell, Inc., Class – B	245
2,930	Preformed Line Products Co.	170
2,770	Sensata Technologies Holding NV (a)	74
		4,051
	Electronic Components — 1.05%
15,832	AVX Corp.	170
4,025	Dolby Laboratories, Inc., Class – A (a)	166
11,309	DTS, Inc. (a)	295
15,753	InvenSense, Inc. (a)	178
5,734	Littelfuse, Inc.	326
19,292	Rogers Corp. (a)	764
18,134	Vishay Intertechnology, Inc. (a)	171
		2,070

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Electronic Equipment & Instruments — 0.56%
4,185	Cognex Corp.	$132
2,945	FARO Technologies, Inc. (a)	124
9,786	National Instruments Corp.	263
13,929	Newport Corp. (a)	167
3,865	OSI Systems, Inc. (a)	245
8,963	Rofin-Sinar Technologies, Inc. (a)	170
		1,101
	Electronic Manufacturing Services — 1.02%
45,455	Flextronics International Ltd. (a)	282
18,260	IPG Photonics Corp. (a)	796
11,055	Jabil Circuit, Inc.	225
6,825	Multi-Fineline Electronix, Inc. (a)	168
5,950	Plexus Corp. (a)	168
4,455	Trimble Navigation Ltd. (a)	205
18,399	TTM Technologies, Inc. (a)	173
		2,017
	Environmental & Facilities Services — 0.33%
5,562	Clean Harbors, Inc. (a)	314
75,994	Metalico, Inc. (a)	167
6,062	Republic Services, Inc., Class – A	160
		641
	Food Distributors — 0.17%
7,908	Nash Finch Co.	170
9,252	Spartan Stores, Inc.	168
		338
	Food Retail — 0.50%
10,596	Ingles Markets, Inc., Class – A	170
3,948	The Andersons, Inc.	168
12,204	The Fresh Market, Inc. (a)	655
		993
	Footwear — 0.93%
5,972	Deckers Outdoor Corp. (a)	263
9,749	Iconix Brand Group, Inc. (a)	170
12,466	R.G. Barry Corp.	170
35,056	Skechers USA, Inc., Class – A (a)	714
6,470	Tumi Holdings, Inc. (a)	113
10,603	Wolverine World Wide, Inc.	411
		1,841
	Gas Utilities — 0.47%
3,774	Chesapeake Utilities Corp.	165
3,747	Southwest Gas Corp.	164
4,167	The Laclede Group, Inc.	166
14,924	UGI Corp.	439
		934
	General Merchandise Stores — 0.32%
7,062	Dollar Tree, Inc. (a)	380
16,378	Fred's, Inc., Class – A	250
		630
	Gold — 0.12%
5,880	Agnico-Eagle Mines Ltd.	238

Shares	Security Description	Value (000)
	Health Care Distributors — 0.68%
3,922	MWI Veterinary Supply, Inc. (a)	$403
25,328	Owens & Minor, Inc.	776
15,128	PharMerica Corp. (a)	165
		1,344
	Health Care Equipment — 2.08%
27,270	ABIOMED, Inc. (a)	622
32,612	CryoLife, Inc. (a)	171
2,400	Cyberonics, Inc. (a)	108
52,771	DexCom, Inc. (a)	684
7,646	Greatbatch, Inc. (a)	174
7,498	Hill-Rom Holdings, Inc.	231
46,483	Insulet Corp. (a)	993
11,138	Invacare Corp.	172
11,246	MAKO Surgical Corp. (a)	288
5,091	Sirona Dental Systems, Inc. (a)	229
18,500	Symmetry Medical, Inc. (a)	159
26,004	Syneron Medical Ltd. (a)	270
		4,101
	Health Care Facilities — 1.59%
5,514	AmSurg Corp. (a)	165
12,014	Assisted Living Concepts, Inc., Class – A	171
5,933	Community Health Systems, Inc. (a)	166
22,100	Health Management Associates, Inc., Class – A (a)	174
7,172	HealthSouth Corp. (a)	167
16,433	LifePoint Hospitals, Inc. (a)	673
3,669	National Healthcare Corp.	166
16,404	Select Medical Holdings Corp. (a)	166
31,121	Tenet Healthcare Corp. (a)	163
5,804	The Ensign Group, Inc.	164
43,747	VCA Antech, Inc. (a)	962
		3,137
	Health Care Services — 1.10%
15,740	Accretive Health, Inc. (a)	172
7,516	Almost Family, Inc. (a)	168
4,817	Catalyst Health Solutions, Inc. (a)	450
2,705	Chemed Corp.	163
12,276	HMS Holdings Corp. (a)	409
9,878	LHC Group, Inc. (a)	168
5,058	Lincare Holdings, Inc.	172
4,270	MEDNAX, Inc. (a)	293
12,294	Providence Service Corp. (a)	169
		2,164
	Health Care Supplies — 0.50%
4,225	Neogen Corp. (a)	195
8,967	The Cooper Cos., Inc.	715
20,000	Unilife Corp. (a)	68
		978
	Health Care Technology — 0.67%
13,991	athenahealth, Inc. (a)	1,107

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Health Care Technology (continued)
8,055	Vocera Communications, Inc. (a)	$216
		1,323
	Home Entertainment Software — 0.04%
4,830	RealD, Inc. (a)	72
	Home Improvement Retail — 0.07%
4,010	Lumber Liquidators Holdings, Inc. (a)	135
	Homebuilding — 0.22%
12,800	Meritage Homes Corp. (a)	434
	Homefurnishing Retail — 0.51%
14,575	Kirkland's, Inc. (a)	164
3,655	Mattress Firm Holding Corp. (a)	111
35,164	Select Comfort Corp. (a)	735
		1,010
	Household Appliances — 0.23%
4,981	Helen of Troy Ltd. (a)	169
4,588	Snap-on, Inc.	285
		454
	Housewares & Specialties — 0.41%
11,085	American Greetings Corp., Class – A	162
8,050	CSS Industries, Inc.	166
13,403	Lifetime Brands, Inc.	167
5,882	Tupperware Brands Corp.	322
		817
	Human Resource & Employment Services — 0.17%
13,155	Kelly Services, Inc., Class – A	170
11,961	Korn/Ferry International (a)	171
		341
	Industrial Conglomerates — 0.34%
3,025	Carlisle Cos., Inc.	161
21,555	Kimball International, Inc., Class – B	166
78	Seaboard Corp. (a)	166
4,037	Standex International Corp.	172
		665
	Industrial Machinery — 3.82%
41,625	Actuant Corp., Class – A	1,131
5,595	Altra Holdings, Inc.	88
9,331	Ampco-Pittsburgh Corp.	171
9,813	Briggs & Stratton Corp.	172
12,708	Chart Industries, Inc. (a)	874
25,606	CIRCOR International, Inc.	873
41,557	Harsco Corp.	847
5,263	IDEX Corp.	205
12,266	John Bean Technologies Corp.	166
4,132	Kaydon Corp.	88
7,861	Kennametal, Inc.	261
9,709	Lincoln Electric Holdings, Inc.	425
144,275	Mueller Water Products, Inc., Class – A	499
4,765	Pall Corp.	261
2,182	Pentair, Inc.	84
8,826	Proto Labs, Inc. (a)	254

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
8,018	Robbins & Myers, Inc.	$335
3,855	Tennant Co.	154
2,447	The Middleby Corp. (a)	244
3,232	Valmont Industries, Inc.	391
		7,523
	Industrial Real Estate Investment Trusts — 0.22%
4,800	EastGroup Properties, Inc.	256
13,459	First Industrial Realty Trust, Inc. (a)	170
		426
	Insurance Brokers — 0.29%
16,360	Arthur J. Gallagher & Co.	574
	Integrated Oil & Gas — 0.26%
7,337	Interoil Corp. (a)	511
	Internet Software & Services — 3.39%
4,200	Akamai Technologies, Inc. (a)	133
8,648	Ancestry.com, Inc. (a)	238
13,273	Blucora, Inc. (a)	164
8,420	Brightcove, Inc. (a)	128
42,809	Cogent Communications Group, Inc. (a)	824
4,400	comScore, Inc. (a)	72
4,120	Constant Contact, Inc. (a)	74
3,240	DealerTrack Holdings, Inc. (a)	98
8,758	Demandware, Inc. (a)	207
18,347	Digital River, Inc. (a)	305
22,413	EarthLink, Inc.	167
26,059	Global Sources Ltd. (a)	172
7,600	Intralinks Holdings, Inc. (a)	33
6,301	j2 Global, Inc.	166
11,442	Keynote Systems, Inc.	170
24,397	LivePerson, Inc. (a)	465
11,642	Millennial Media, Inc. (a)	154
108,295	Monster Worldwide, Inc. (a)	921
46,001	QuinStreet, Inc. (a)	426
9,923	Rackspace Hosting, Inc. (a)	436
3,525	Splunk, Inc. (a)	99
39,754	United Online, Inc.	168
11,588	ValueClick, Inc. (a)	190
3,700	VeriSign, Inc. (a)	161
3,430	Web.com Group, Inc. (a)	63
20,856	Yelp, Inc. (a)	474
66,149	Zix Corp. (a)	172
		6,680
	Investment Banking & Brokerage — 0.79%
14,037	FXCM, Inc., Class – A	165
15,700	Jefferies Group, Inc.	204
29,462	KKR Financial Holdings LLC	251
10,658	Oppenheimer Holdings, Inc., Class – A	168
8,258	Raymond James Financial, Inc.	283
15,449	Stifel Financial Corp. (a)	477
		1,548

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IT Consulting & Other Services — 0.44%
11,612	Acxiom Corp. (a)	$176
10,951	Booz Allen Hamilton Holding Corp.	167
3,016	CACI International, Inc., Class – A (a)	166
11,563	Computer Task Group, Inc. (a)	173
3,814	Dynamics Research Corp. (a)	22
7,223	ManTech International Corp., Class – A	170
		874
	Leisure Facilities — 0.03%
3,318	Speedway Motorsports, Inc.	56
	Leisure Products — 0.63%
5,110	Arctic Cat, Inc. (a)	187
6,355	Brunswick Corp.	141
31,466	JAKKS Pacific, Inc.	504
8,550	Johnson Outdoors, Inc., Class – A	176
23,137	Leapfrog Enterprises, Inc. (a)	237
		1,245
	Life & Health Insurance — 1.88%
94,914	American Equity Investment Life Holding Co.	1,045
60,636	CNO Financial Group, Inc.	473
6,018	FBL Financial Group, Inc., Class – A	169
1,172	National Western Life Insurance Co., Class – A	166
39,900	Primerica, Inc.	1,066
21,126	Protective Life Corp.	621
13,284	Symetra Financial Corp.	168
		3,708
	Life Sciences Tools & Services — 1.15%
35,213	Affymetrix, Inc. (a)	165
1,680	Bio-Rad Laboratories, Inc., Class – A (a)	168
22,010	Bruker Corp. (a)	293
5,104	Charles River Laboratories International, Inc. (a)	167
3,511	Covance, Inc. (a)	168
20,423	eResearchTechnology, Inc. (a)	163
44,278	Harvard Bioscience, Inc. (a)	167
4,952	Illumina, Inc. (a)	200
11,808	Luminex Corp. (a)	289
6,063	MEDTOX Scientific, Inc. (a)	164
6,009	PAREXEL International Corp. (a)	170
9,053	QIAGEN NV (a)	151
		2,265
	Managed Health Care — 0.34%
3,621	Magellan Health Services, Inc. (a)	164
17,740	Metropolitan Health Networks, Inc. (a)	170
9,082	Triple-S Management Corp., Class – B (a)	166
3,027	WellCare Health Plans, Inc. (a)	160
		660
	Marine — 0.41%
9,825	Alexander & Baldwin Holdings, Inc. (a)	523
8,914	International Shipholding Corp.	168

Shares	Security Description	Value (000)
	Marine (continued)
2,563	Kirby Corp. (a)	$121
		812
	Marine Ports & Services — 0.09%
8,627	CAI International, Inc. (a)	172
	Metal & Glass Containers — 0.53%
7,496	AptarGroup, Inc.	383
19,281	Crown Holdings, Inc. (a)	665
		1,048
	Mortgage Real Estate Investment Trusts — 0.59%
23,275	Anworth Mortgage Asset Corp.	164
11,754	Capstead Mortgage Corp.	164
15,863	Dynex Capital, Inc.	165
23,577	New York Mortgage Trust, Inc.	166
27,497	Redwood Trust, Inc.	343
7,166	Walter Investment Management Corp.	168
		1,170
	Movies & Entertainment — 0.34%
10,420	Imax Corp. (a)	250
28,810	Lions Gate Entertainment Corp. (a)	425
		675
	Multi-line Insurance — 0.33%
12,175	American Financial Group, Inc.	477
5,600	HCC Insurance Holdings, Inc.	176
		653
	Multi-Sector Holdings — 0.05%
4,811	PICO Holdings, Inc. (a)	108
	Multi-Utilities — 0.38%
8,328	Black Hills Corp.	268
4,462	NorthWestern Corp.	163
8,383	PNM Resources, Inc.	164
5,488	Vectren Corp.	162
		757
	Office Real Estate Investment Trusts — 0.83%
5,536	Alexandria Real Estate Equities, Inc.	403
13,707	Brandywine Realty Trust	169
8,733	CommonWealth REIT	167
16,937	Corporate Office Properties Trust	398
19,950	Lexington Realty Trust	169
19,313	Mission West Properties, Inc.	166
14,640	Parkway Properties, Inc.	168
		1,640
	Office Services & Supplies — 0.69%
102,106	American Reprographics Co. (a)	513
10,568	Sykes Enterprises, Inc. (a)	169
25,500	United Stationers, Inc.	687
		1,369
	Oil & Gas Drilling — 0.66%
14,444	Atwood Oceanics, Inc. (a)	546
11,696	Patterson-UTI Energy, Inc.	170

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Oil & Gas Drilling (continued)
16,064	Unit Corp. (a)	$593
		1,309
	Oil & Gas Equipment & Services — 1.17%
8,723	C&J Energy Services, Inc. (a)	161
2,662	Core Laboratories NV	308
7,246	Dawson Geophysical Co.	173
5,561	Dril-Quip, Inc. (a)	365
15,516	Matrix Service Co. (a)	176
11,621	Natural Gas Services Group, Inc. (a)	172
27,096	Newpark Resources, Inc. (a)	160
2,077	OYO Geospace Corp. (a)	187
14,282	RPC, Inc.	170
21,344	Superior Energy Services, Inc. (a)	432
		2,304
	Oil & Gas Exploration & Production — 1.31%
42,000	Abraxas Petroleum Corp. (a)	134
5,330	Berry Petroleum Co., Class – A	211
8,547	Bill Barrett Corp. (a)	183
7,246	Cabot Oil & Gas Corp.	285
16,750	Carrizo Oil & Gas, Inc. (a)	394
2,821	Contango Oil & Gas Co. (a)	167
4,714	Continental Resources, Inc. (a)	314
10,148	Energy Partners Ltd. (a)	171
13,300	Kodiak Oil & Gas Corp. (a)	109
61,400	Magnum Hunter Resources Corp. (a)	257
16,496	Renewable Energy Group, Inc. (a)	123
12,925	Swift Energy Co. (a)	241
		2,589
	Oil & Gas Refining & Marketing — 0.76%
6,236	CVR Energy, Inc. (a)	166
9,439	Delek US Holdings, Inc.	166
26,017	Green Plains Renewable Energy, Inc. (a)	162
21,649	Rex Energy Corp. (a)	243
19,848	World Fuel Services Corp.	755
		1,492
	Oil & Gas Storage & Transportation — 0.17%
20,552	Knightsbridge Tankers Ltd.	167
10,651	Ship Finance International Ltd.	167
		334
	Packaged Foods & Meats — 0.79%
7,096	Annie's, Inc. (a)	297
4,299	Cal-Maine Foods, Inc.	168
33,276	Chiquita Brands International, Inc. (a)	166
19,132	Dole Food Co., Inc. (a)	168
6,530	Ingredion, Inc.	323
22,630	Omega Protein Corp.	167
21,595	Smart Balance, Inc. (a)	203
2,901	Smithfield Foods, Inc. (a)	63
		1,555

Shares	Security Description	Value (000)
	Paper Packaging — 0.18%
25,021	Boise, Inc.	$165
6,957	Packaging Corp. of America	196
		361
	Paper Products — 0.26%
10,813	KapStone Paper & Packaging Corp. (a)	171
6,425	Neenah Paper, Inc.	172
10,308	P.H. Glatfelter Co.	169
		512
	Personal Products — 0.17%
10,714	Nutraceutical International Corp. (a)	163
4,015	USANA Health Sciences, Inc. (a)	165
		328
	Pharmaceuticals — 0.90%
5,096	Hi-Tech Pharmacal Co., Inc. (a)	165
7,603	Impax Laboratories, Inc. (a)	154
17,007	Nektar Therapeutics (a)	137
11,442	Obagi Medical Products, Inc. (a)	175
4,675	Par Pharmaceutical Cos., Inc. (a)	169
24,170	Pernix Therapeutics Holdings, Inc. (a)	176
2,341	Perrigo Co.	276
7,166	The Medicines Co. (a)	164
7,003	ViroPharma, Inc. (a)	166
2,670	Watson Pharmaceuticals, Inc. (a)	198
		1,780
	Property & Casualty Insurance — 2.44%
1,873	Alleghany Corp. (a)	636
8,997	American Safety Insurance Holdings Ltd. (a)	169
37,062	Argo Group International Holdings Ltd.	1,085
36,647	Aspen Insurance Holdings Ltd.	1,059
10,480	Fidelity National Financial, Inc., Class – A	202
49,117	First American Financial Corp.	833
13,536	Stewart Information Services Corp.	208
48,055	Universal Insurance Holdings, Inc.	164
11,731	W.R. Berkley Corp.	456
		4,812
	Publishing — 0.93%
5,827	Scholastic Corp.	164
76,590	Valassis Communications, Inc. (a)	1,666
		1,830
	Railroads — 0.13%
3,588	Kansas City Southern	250
	Regional Banks — 5.14%
4,883	Alliance Financial Corp.	168
11,466	BancorpSouth, Inc.	167
89,677	BBCN Bancorp, Inc. (a)	977
4,606	Camden National Corp.	169
79,464	CapitalSource, Inc.	534
5,835	Century Bancorp, Inc., Class – A	174
21,626	Columbia Banking System, Inc.	407
11,271	Cullen/Frost Bankers, Inc.	648
9,668	First Bancorp, Inc. Maine	164

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Regional Banks (continued)
997	First Citizens BancShares, Inc., Class – A	$166
11,571	First Community Bancshares, Inc.	167
11,571	First Interstate BancSystem, Inc.	165
6,097	Great Southern Bancorp, Inc.	168
7,061	Heartland Financial USA, Inc.	169
8,598	IBERIABANK Corp.	434
8,501	International Bancshares Corp.	166
14,320	MainSource Financial Group, Inc.	169
149,570	National Penn Bancshares, Inc.	1,431
7,689	Peoples Bancorp, Inc.	169
11,372	Popular, Inc. (a)	189
1,335	PrivateBancorp, Inc.	20
7,740	Republic Bancorp, Inc., Class – A	172
10,492	Suffolk Bancorp	136
126,112	TCF Financial Corp.	1,448
4,280	Texas Capital Bancshares, Inc. (a)	173
11,434	Union First Market Bankshares Corp.	165
19,853	Virginia Commerce Bancorp, Inc. (a)	167
41,147	Webster Financial Corp.	891
7,814	WesBanco, Inc.	166
		10,139
	Reinsurance — 0.16%
3,084	Everest Re Group Ltd.	319
	Research and Consulting Services — 0.31%
28,122	CBIZ, Inc. (a)	167
7,337	ICF International, Inc. (a)	175
7,810	RPX Corp. (a)	112
6,970	VSE Corp.	166
		620
	Residential Real Estate Investment Trusts — 0.50%
10,973	Associated Estates Realty Corp.	164
11,926	Mid-America Apartment Communities, Inc.	814
		978
	Restaurants — 0.78%
278	Biglari Holdings, Inc. (a)	107
4,172	Bob Evans Farms, Inc.	168
4,855	Buffalo Wild Wings, Inc. (a)	421
29,386	Carrols Restaurant Group, Inc. (a)	175
4,588	CEC Entertainment, Inc.	167
2,648	Cracker Barrel Old Country Store, Inc.	166
37,909	Denny's Corp. (a)	168
24,386	Ruby Tuesday, Inc. (a)	166
		1,538
	Retail Real Estate Investment Trusts — 0.34%
7,176	Acadia Realty Trust	166
11,490	Pennsylvania Real Estate Investment Trust	172
13,514	Ramco-Gershenson Properties Trust	170
16,949	Retail Properties of America, Inc., Class – A	165
		673

Shares	Security Description	Value (000)
	Security & Alarm Services — 0.08%
7,195	The Brink's Co.	$167
	Semiconductor Equipment — 1.96%
12,350	Advanced Energy Industries, Inc. (a)	166
34,039	Amkor Technology, Inc. (a)	166
3,033	Cabot Microelectronics Corp.	89
19,932	Cymer, Inc. (a)	1,175
20,048	Entegris, Inc. (a)	171
20,660	MEMC Electronic Materials, Inc. (a)	45
5,798	MKS Instruments, Inc.	168
19,202	Teradyne, Inc. (a)	270
27,755	Ultratech, Inc. (a)	874
21,489	Veeco Instruments, Inc. (a)	738
		3,862
	Semiconductors — 3.79%
18,114	Alpha & Omega Semiconductor Ltd. (a)	166
7,844	Altera Corp.	265
39,745	Cypress Semiconductor Corp.	525
61,254	Diodes, Inc. (a)	1,150
13,665	Ezchip Semiconductor Ltd. (a)	547
34,978	Fairchild Semiconductor International, Inc. (a)	493
35,289	GSI Technology, Inc. (a)	167
16,638	Integrated Silicon Solution, Inc. (a)	168
21,172	International Rectifier Corp. (a)	423
15,940	IXYS Corp. (a)	178
12,562	Maxim Integrated Products, Inc.	322
10,290	Mellanox Technologies Ltd. (a)	729
10,486	Microsemi Corp. (a)	194
23,750	Monolithic Power Systems, Inc. (a)	472
7,670	OmniVision Technologies, Inc. (a)	103
19,000	ON Semiconductor Corp. (a)	135
46,430	RF Micro Devices, Inc. (a)	197
9,574	Semtech Corp. (a)	233
3,613	Silicon Laboratories, Inc. (a)	137
21,186	Skyworks Solutions, Inc. (a)	580
15,786	Spansion, Inc., Class – A (a)	173
19,410	TriQuint Semiconductor, Inc. (a)	107
		7,464
	Soft Drinks — 0.08%
2,554	Coca-Cola Bottling Co. Consolidated	164
	Specialized Consumer Services — 0.52%
4,468	Coinstar, Inc. (a)	307
9,032	Hillenbrand, Inc.	166
9,625	Matthews International Corp., Class – A	313
9,417	Regis Corp.	169
2,221	Sotheby's	74
		1,029
	Specialized Finance — 0.90%
5,657	Encore Capital Group, Inc. (a)	168
34,616	Gain Capital Holdings, Inc.	173
11,100	Interactive Brokers Group, Inc., Class – A	163

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Specialized Finance (continued)
3,610	Moody's Corp.	$132
54,947	PHH Corp. (a)	961
7,474	The NASDAQ OMX Group, Inc.	169
		1,766
	Specialized Real Estate Investment Trusts — 1.10%
14,640	CubeSmart	171
97,988	DiamondRock Hospitality Co.	1,000
5,810	LaSalle Hotel Properties	169
7,138	Potlatch Corp.	228
67,519	Strategic Hotels & Resorts, Inc. (a)	436
15,472	Sunstone Hotel Investors, Inc. (a)	170
		2,174
	Specialty Chemicals — 1.10%
8,581	A. Schulman, Inc.	170
5,752	Albemarle Corp.	343
2,600	Celanese Corp., Series A	90
7,885	Flotek Industries, Inc. (a)	74
2,998	Innophos Holdings, Inc.	169
3,424	Minerals Technologies, Inc.	218
2,786	NewMarket Corp.	604
9,052	OM Group, Inc. (a)	172
3,658	Quaker Chemical Corp.	169
1,795	Stepan Co.	169
		2,178
	Specialty Stores — 0.70%
5,413	Cabela's, Inc. (a)	205
77,550	OfficeMax, Inc. (a)	393
7,324	Tractor Supply Co.	608
14,669	West Marine, Inc. (a)	172
		1,378
	Steel — 0.57%
8,120	Allegheny Technologies, Inc.	259
7,172	Carpenter Technology Corp.	343
10,394	Olympic Steel, Inc.	171
6,208	Schnitzer Steel Industries, Inc., Class – A	174
14,257	Steel Dynamics, Inc.	167
		1,114
	Systems Software — 1.76%
14,500	Allot Communications Ltd. (a)	404
12,957	AVG Technologies NV (a)	169
9,776	CommVault Systems, Inc. (a)	485
8,609	Fortinet, Inc. (a)	200
4,320	Imperva, Inc. (a)	124
19,810	NetSuite, Inc. (a)	1,085
8,294	Progress Software Corp. (a)	173
16,999	Rovi Corp. (a)	333
9,160	Sourcefire, Inc. (a)	471
21,989	TeleCommunication Systems, Inc., Class – A (a)	27
		3,471

Shares	Security Description	Value (000)
	Technology Distributors — 0.91%
9,572	Ingram Micro, Inc., Class – A (a)	$167
34,069	Insight Enterprises, Inc. (a)	573
16,177	PC Connection, Inc.	172
9,020	ScanSource, Inc. (a)	276
12,720	SYNNEX Corp. (a)	439
3,481	Tech Data Corp. (a)	168
		1,795
	Textiles — 0.03%
5,728	Unifi, Inc. (a)	65
	Thrifts & Mortgage Finance — 1.15%
16,949	Astoria Financial Corp.	166
8,405	Bofl Holding, Inc. (a)	166
12,276	Dime Community Bancshares	163
9,594	First Defiance Financial Corp.	164
21,247	First Niagara Financial Group, Inc.	163
12,197	Flushing Financial Corp.	166
11,604	OceanFirst Financial Corp.	167
25,296	Provident Financial Services, Inc.	388
12,998	Walker & Dunlop, Inc.	167
13,645	WSFS Financial Corp.	552
		2,262
	Tires & Rubber — 0.08%
9,310	Cooper Tire & Rubber Co.	163
	Tobacco — 0.08%
3,518	Universal Corp.	163
	Trading Companies & Distributors — 1.06%
13,650	Aircastle Ltd.	165
9,934	Applied Industrial Technologies, Inc.	366
4,809	GATX Corp.	185
8,600	MRC Global, Inc. (a)	183
9,731	SeaCube Container Leasing Ltd.	166
18,910	United Rentals, Inc. (a)	644
5,112	Watsco, Inc.	377
		2,086
	Trucking — 0.79%
1,881	AMERCO, Inc.	169
24,532	Con-way, Inc.	886
4,497	Landstar System, Inc.	233
4,671	Ryder System, Inc.	168
6,089	Universal Truckload Services, Inc.	92
		1,548
	Wireless Telecommunication Services — 0.59%
26,296	MetroPCS Communications, Inc. (a)	159
24,893	NII Holdings, Inc. (a)	255
328	NTELOS Holding Corp.	6
7,060	SBA Communications Corp., Class – A (a)	403
7,859	Telephone & Data Systems, Inc.	167
13,061	USA Mobility, Inc.	168
		1,158
	Total Common Stocks	192,125

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares or Principal Amount (000)	Security Description	Value (000)
	Contingent Rights — 0.00%
	Biotechnology — 0.00%
700	Clinical Data, Inc. (a)(b)*	$—
	Electronic Manufacturing Services — 0.00%
1,400	Gerber Scientific, Inc. (a)(c)*	—
	Oil & Gas Refining & Marketing — 0.00%
6,600	CVR Energy, Inc. (a)*	—
	Total Contingent Rights	—
	Time Deposit — 1.56%
$3,067	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/2/12	3,067
	Total Time Deposit	3,067
	Mutual Funds — 1.12%
179,073	Alliance Money Market Fund Prime Portfolio, 0.08% (d)	179
10,615	iShares Russell 2000 Index Fund ETF	846
1,183,102	SSgA Prime Money Market Fund, 0.08% (d)	1,183
	Total Mutual Funds	2,208
	Total Investments (cost $172,611) — 100.11%	197,400
	Liabilities in excess of other assets — (0.11)%	(213)
	Net Assets — 100.00%	$197,187

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was fair valued on June 30, 2012, and represents a Level 2 security. Refer to Note 2 in Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Rights entitle the Portfolio to cash based on the company’s achievement of milestones in connection with a pharmaceutical drug that was brought to market.
(c)	Rights entitle the Portfolio to cash based on any net recoveries obtained by the company in connection with certain claims of patent infringement.
(d)	The rate disclosed is the rate in effect on June 30, 2012.

ADR — American Depositary Receipt

ETF — Exchange Traded Fund

NYS — New York Registered Shares

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional Small Capitalization Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2012

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in notes to financial statements.

The Institutional Small Capitalization Equity Portfolio	Frontier Capital Management Company, LLC	Cupps Capital Management, LLC	IronBridge Capital Management LP	Pzena Investment Management, LLC	SSgA Funds Management, Inc.	Total
Common Stocks	18.47%	13.47%	17.42%	18.49%	29.58%	97.43%
Contingent Rights	—	0.00%	—	—	0.00%	0.00%
Time Deposit	0.39%	—	0.59%	0.58%	—	1.56%
Mutual Funds	—	0.60%	0.43%	—	0.09%	1.12%
Other Assets (Liabilities)	0.07%	-0.16%	0.01%	-0.08%	0.05%	-0.11%
Total Net Assets	18.93%	13.91%	18.45%	18.99%	29.72%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Real Estate Securities Portfolio
Portfolio of Investments — June 30, 2012

Shares (000)	Security Description	Value (000)
	Common Stocks — 101.32%
	Diversified Real Estate Activities — 1.56%
46,930	Coresite Realty Corp.	$1,212
	Diversified Real Estate Investment Trusts — 4.23%
55,400	American Assets Trust, Inc.	1,344
49,700	Excel Trust, Inc.	594
20,070	PS Business Parks, Inc.	1,359
		3,297
	Homebuilding — 0.61%
25,770	D.R. Horton, Inc.	474
	Hotels, Resorts & Cruise Lines — 5.93%
41,240	Marriott International, Inc., Class – A	1,617
22,540	Starwood Hotels & Resorts Worldwide, Inc.	1,195
34,240	Wyndham Worldwide Corp.	1,806
		4,618
	Industrial Real Estate Investment Trusts — 1.94%
21,130	EastGroup Properties, Inc.	1,126
26,300	STAG Industrial, Inc.	384
		1,510
	Internet Software & Services — 0.51%
2,250	Equinix, Inc. (a)	395
	Office Real Estate Investment Trusts — 14.31%
38,800	Boston Properties, Inc.	4,205
34,820	Digital Realty Trust, Inc.	2,614
81,280	Douglas Emmett, Inc.	1,877
50,510	Kilroy Realty Corp.	2,445
		11,141
	Real Estate Operating Companies — 2.96%
157,980	Forest City Enterprises, Inc., Class – A (a)	2,307
	Residential Real Estate Investment Trusts — 21.14%
40,970	American Campus Communities, Inc.	1,843
24,450	AvalonBay Communities, Inc.	3,459
45,230	Camden Property Trust	3,061
74,150	Education Realty Trust, Inc.	822
28,440	Equity Lifestyle Properties, Inc.	1,961
65,660	Equity Residential	4,094
25,000	Post Properties, Inc.	1,224
		16,464

Shares or Principal Amount (000)	Security Description	Value (000)
	Retail Real Estate Investment Trusts — 24.08%
51,340	Acadia Realty Trust	$1,190
107,200	DDR Corp.	1,569
100,180	Glimcher Realty Trust	1,024
62,739	Simon Property Group, Inc.	9,766
25,050	Tanger Factory Outlet Centers, Inc.	803
46,250	Taubman Centers, Inc.	3,568
84,754	Westfield Group*	830
		18,750
	Specialized Real Estate Investment Trusts — 24.05%
48,400	American Tower Corp.	3,384
58,400	HCP, Inc.	2,578
67,980	Health Care REIT, Inc.	3,963
37,300	LaSalle Hotel Properties	1,087
35,730	Public Storage	5,160
37,880	Rayonier, Inc.	1,701
77,800	Sunstone Hotel Investors, Inc. (a)	855
		18,728
	Total Common Stocks	78,896
	Time Deposit — 0.95%
$741	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/2/12	741
	Total Time Deposit	741
	Total Investments (cost $55,476) — 102.27%	79,637
	Liabilities in excess of other assets — (2.27)%	(1,771)
	Net Assets — 100.00%	$77,866
*	Security was fair valued on June 30, 2012 and represents a Level 2 security. Refer to Note 2 in Notes to Portfolios of Investments.
(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments —  June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks — 69.85%
	Australia — 3.04%
4,243,980	Alumina Ltd. (Aluminum)	$3,480
68,213	Amcor Ltd. (Paper Packaging)	498
152,785	BHP Billiton Ltd. (Diversified Metals & Mining)	4,976
42,565	Boral Ltd. (Construction Materials)	130
7,841	Caltex Australia Ltd. (Oil & Gas Refining & Marketing)	109
998,218	Fortescue Metals Group Ltd. (Steel)	5,100
22,781	Iluka Resources Ltd. (Diversified Metals & Mining)	269
88,749	Incitec Pivot Ltd. (Fertilizers & Agricultural Chemicals)	262
89,528	Lynas Corp. Ltd. (Diversified Metals & Mining) (a)	79
42,511	Newcrest Mining Ltd. (Gold)	989
20,319	Orica Ltd. (Commodity Chemicals)	517
60,409	Origin Energy Ltd. (Integrated Oil & Gas)	761
18,044	OZ Minerals Ltd. (Diversified Metals & Mining)	147
24,179	Rio Tinto Ltd. (Diversified Metals & Mining)	1,419
52,631	Santos Ltd. (Oil & Gas Exploration & Production)	580
8,649	Sims Metal Management Ltd. (Steel)	86
25,863	Whitehaven Coal Ltd. (Coal & Consumable Fuels)	111
35,784	Woodside Petroleum Ltd. (Oil & Gas Exploration & Production)	1,146
10,529	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	273
		20,932
	Austria — 0.06%
8,917	OMV AG (Integrated Oil & Gas)	280
6,257	Voestalpine AG (Steel)	166
		446
	Belgium — 0.09%
3,338	Solvay SA (Diversified Chemicals)	330
6,430	Umicore SA (Specialty Chemicals)	297
		627
	Bermuda — 0.17%
117,000	Huabao International Holdings Ltd. (Specialty Chemicals)	58
122,000	Kunlun Energy Co. Ltd. (Oil & Gas Exploration & Production)	197
15,700	Nabors Industries Ltd. (Oil & Gas Drilling) (a)	226
98,000	Nine Dragons Paper Holdings Ltd. (Paper Products)	55
18,303	Seadrill Ltd. (Oil & Gas Drilling)	653
		1,189
	Brazil — 1.11%
39,700	Companhia Siderurgica Nacional SA (CSN) (Steel)*	225
14,700	Duratex SA (Forest Products)*	78
13,100	Fibria Celulose SA (Paper Products) (a)*	98

Shares	Security Description	Value (000)
	Brazil (continued)
13,600	HRT Participacoes em Petroleo SA (Oil & Gas Exploration & Production) (a)*	$43
15,300	MMX Mineracao e Metalicos SA (Steel) (a)*	45
72,844	OGX Petroleo e Gas Participacoes SA (Oil & Gas Exploration & Production) (a)*	199
165,012	Petroleo Brasileiro SA (Integrated Oil & Gas)*	1,545
190,000	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)*	3,566
18,403	Ultrapar Participacoes SA (Oil & Gas Storage & Transportation)*	419
72,310	Vale SA (Steel)*	1,438
		7,656
	Canada — 9.88%
9,600	Agnico-Eagle Mines Ltd. (Gold)*	389
8,745	Agrium, Inc. (Fertilizers & Agricultural Chemicals)*	775
15,700	ARC Resources Ltd. (Oil & Gas Exploration & Production)*	353
17,028	Athabasca Oil Corp. (Integrated Oil & Gas) (a)*	187
140,929	Barrick Gold Corp. (Gold)*	5,310
6,400	Baytex Energy Corp. (Oil & Gas Exploration & Production)*	270
8,200	Bonavista Energy Corp. (Oil & Gas Exploration & Production)**	128
22,200	Cameco Corp. (Coal & Consumable Fuels)	488
152,743	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)*	4,098
27,000	Canadian Oil Sands Ltd. (Oil & Gas Exploration & Production)*	523
41,814	Cenovus Energy, Inc. (Integrated Oil & Gas)*	1,330
9,600	Centerra Gold, Inc. (Gold)*	67
15,909	Crescent Point Energy Corp. (Oil & Gas Exploration & Production)*	594
37,604	Eldorado Gold Corp. (Gold)	463
41,011	Enbridge, Inc. (Oil & Gas Storage & Transportation)*	1,638
218,567	EnCana Corp. (Oil & Gas Exploration & Production)*	4,553
11,100	Enerplus Corp. (Oil & Gas Exploration & Production)*	143
300,300	First Quantum Minerals Ltd. (Diversified Metals & Mining)*	5,311
7,300	Franco-Nevada Corp. (Gold)*	330
101,395	Goldcorp, Inc. (Gold)*	3,819
18,815	Husky Energy, Inc. (Integrated Oil & Gas)*	470
20,500	IAMGOLD Corp. (Gold)*	243
190,800	Imperial Oil Ltd. (Integrated Oil & Gas)*	7,960
16,560	Imperial Oil Ltd. (Integrated Oil & Gas)*	693
3,000	Inmet Mining Corp. (Diversified Metals & Mining)*	123
16,800	Ivanhoe Mines Ltd. (Diversified Metals & Mining) (a)*	166
535,300	Kinross Gold Corp. (Gold)*	4,363
63,421	Kinross Gold Corp. (Gold)*	518

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
6,800	Meg Energy Corp. (Oil & Gas Exploration & Production) (a)*	$244
23,300	New Gold, Inc. (Gold) (a)*	222
29,500	Nexen, Inc. (Oil & Gas Exploration & Production)*	500
19,700	Osisko Mining Corp. (Gold) (a)*	135
14,500	Pacific Rubiales Energy Corp. (Oil & Gas Exploration & Production)*	307
8,794	Pan American Silver Corp. (Precious Metals & Minerals)*	149
15,969	Pembina Pipelines Corp. (Oil & Gas Storage & Transportation)*	408
20,531	Pengrowth Energy Corp. (Oil & Gas Exploration & Production)*	130
26,500	Penn West Petroleum Ltd. (Oil & Gas Exploration & Production)*	356
47,446	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)*	2,074
13,700	Precision Drilling Corp. (Oil & Gas Drilling) (a)*	93
10,800	Progress Energy Resources Corp. (Oil & Gas Exploration & Production)*	213
19,751	Silver Wheaton Corp. (Precious Metals & Minerals)*	531
368,400	Sino-Forest Corp. (Forest Products) (a)ˆ	—
289,089	Suncor Energy, Inc. (Integrated Oil & Gas)*	8,362
57,486	Talisman Energy, Inc. (Oil & Gas Exploration & Production)*	659
32,297	Teck Cominco Ltd., Class – B (Diversified Metals & Mining)*	1,001
118,176	Teck Resources Ltd., Class – B (Diversified Metals & Mining)*	3,656
7,145	Tourmaline Oil Corp. (Oil & Gas Exploration & Production) (a)*	189
39,000	TransCanada Corp. (Multi-Utilities)*	1,635
170,600	Uranium Participation Corp. (Asset Management & Custody Banks) (a)*	924
5,000	Vermilion Energy, Inc. (Oil & Gas Exploration & Production)*	226
41,500	Yamana Gold, Inc. (Gold)*	641
		67,960
	Cayman Islands — 0.03%
108,000	China Resources Cement Holdings Ltd. (Construction Materials)	63
94,000	China Shanshui Cement Group Ltd. (Construction Materials)	65
102,400	China Zhongwang Holdings Ltd. (Aluminum) (a)	40
60,000	Dongyue Group (Specialty Chemicals)	28
103,000	Lee & Man Paper Manufacturing Ltd. (Paper Products)	42
		238

Shares	Security Description	Value (000)
	Chile — 0.06%
4,267	Cap SA (Steel)*	$157
60,721	Empresas CMPC SA (Paper Products)*	242
		399
	China — 0.69%
206,000	Aluminum Corp. of China Ltd., H Shares (Aluminum) (a)	90
50,000	Angang Steel Co. Ltd., H Shares (Steel) (a)	28
69,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	190
67,500	BBMG Corp., H Shares (Construction Materials)	48
98,000	China BlueChemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	56
224,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	186
158,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	173
88,000	China Oilfield Services Ltd., H Shares (Oil & Gas Drilling)	128
932,515	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	833
189,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	669
34,500	CSG Holding Co. Ltd., Class – B (Construction Materials)	23
33,900	Inner Mongolia Yitai Coal Co. Ltd., Class – B (Coal & Consumable Fuels) (a)	192
79,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	176
1,170,729	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	1,515
146,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Commodity Chemicals)	43
112,000	Yanzhou Coal Mining Co. Ltd., H Shares(Coal & Consumable Fuels) (a)	177
52,000	Zhaojin Mining Industry Co. Ltd., H Shares (Gold)	68
348,000	Zijin Mining Group Co. Ltd., H Shares (Gold)	118
		4,713
	Colombia — 0.14%
17,267	Cementos Argos SA (Construction Materials)*	68
274,321	Ecopetrol SA (Integrated Oil & Gas)*	768
16,566	Inversiones Argos SA (Construction Materials)*	153
		989
	Curaçao — 1.70%
180,238	Schlumberger Ltd. (Oil & Gas Equipment & Services)	11,699
	Denmark — 0.05%
12,976	Novozymes A/S, B Shares (Specialty Chemicals)	337
	Finland — 0.09%
7,588	Neste Oil Oyj (Oil & Gas Refining & Marketing)	86

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Finland (continued)
33,038	Stora Enso Oyj, R Shares (Paper Products)	$203
29,601	UPM-Kymmene Oyj (Paper Products)	335
		624
	France — 1.23%
17,298	Air Liquide SA (Industrial Gases)	1,977
3,131	Arkema SA (Commodity Chemicals)	205
8,193	Compagnie Generale de Geophysique-Veritas (Oil & Gas Equipment & Services) (a)	212
1,779	Imerys SA (Precious Metals & Minerals)	91
11,284	Lafarge SA (Construction Materials)	504
5,537	Technip SA (Oil & Gas Equipment & Services)	577
108,439	Total SA (Integrated Oil & Gas)	4,880
		8,446
	Germany — 0.97%
51,063	BASF SE (Diversified Chemicals)	3,550
7,920	HeidelbergCement AG (Construction Materials)	380
9,687	K+S AG – Registered (Fertilizers & Agricultural Chemicals)	444
4,696	Lanxess AG (Diversified Chemicals)	297
9,472	Linde AG (Industrial Gases)	1,475
2,044	Salzgitter AG (Steel)	84
21,745	ThyssenKrupp AG (Steel)	354
933	Wacker Chemie AG (Specialty Chemicals)	64
		6,648
	Hong Kong — 0.32%
990,302	CNOOC Ltd. (Oil & Gas Exploration & Production)	1,997
97,500	Fosun International (Steel)	51
100,000	Minmetals Resources Ltd. (Diversified Metals & Mining) (a)	42
178,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	47
55,000	Yingde Gases Group Co. Ltd. (Industrial Gases)	50
		2,187
	Hungary — 0.03%
2,381	MOL Hungarian Oil & Gas PLC (Integrated Oil & Gas)	173
	India — 0.83%
199,994	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing) (b)	5,286
29,000	Sterlite Industries (India) Ltd. – Sponsored ADR (Diversified Metals & Mining)*	220
27,000	Tata Steel Ltd. – GDR, Registered Shares (Steel) (a)	217
		5,723
	Indonesia — 0.12%
835,500	PT Adaro Energy Tbk (Coal & Consumable Fuels)	131
904,500	PT Bumi Resources Tbk (Coal & Consumable Fuels)	108
22,000	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	85

Shares	Security Description	Value (000)
	Indonesia (continued)
84,000	PT Indocement Tunggal Prakarsa Tbk (Construction Materials)	$157
168,500	PT Semen Gresik (Persero) Tbk (Construction Materials)	205
45,000	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	71
156,000	PT Vale Indonesia Tbk (Diversified Metals & Mining)	45
		802
	Ireland — 0.73%
208,266	CRH PLC (Construction Materials)	4,017
40,023	CRH PLC (Construction Materials)	767
24,761	James Hardie Industries SE (Construction Materials)	204
		4,988
	Israel — 0.05%
26,684	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	296
129	The Israel Corp. Ltd. (Fertilizers & Agricultural Chemicals)	73
		369
	Italy — 0.51%
133,668	Eni SpA (Integrated Oil & Gas)	2,840
14,760	Saipem SpA (Oil & Gas Equipment & Services)	657
		3,497
	Japan — 1.43%
9,000	Air Water, Inc. (Industrial Gases)	109
69,000	Asahi Kasei Corp. (Commodity Chemicals)	374
33,000	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	84
17,000	Daicel Corp. (Specialty Chemicals)	105
16,000	Daido Steel Co. Ltd. (Steel)	100
27,000	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	94
5,500	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	87
9,000	Hitachi Metals Ltd. (Steel)	107
1,300	Idemitsu Kosan Co. Ltd. (Oil & Gas Refining & Marketing)	117
122	INPEX Corp. (Oil & Gas Exploration & Production)	685
1,700	Japan Petroleum Exploration Co. Ltd. (Oil & Gas Exploration & Production)	65
25,900	JFE Holdings, Inc. (Steel)	434
10,200	JSR Corp. (Specialty Chemicals)	177
125,144	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	645
16,000	Kaneka Corp. (Commodity Chemicals)	88
13,000	Kansai Paint Co. Ltd. (Specialty Chemicals)	139
142,000	Kobe Steel Ltd. (Steel)	171
18,800	Kuraray Co. Ltd. (Commodity Chemicals)	244
2,800	Maruichi Steel Tube Ltd. (Steel)	60
76,500	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	337

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
22,000	Mitsubishi Gas Chemical Co., Inc. (Diversified Chemicals)	$125
64,000	Mitsubishi Materials Corp. (Diversified Metals & Mining)	186
47,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	118
5,500	Nippon Paper Group, Inc. (Paper Products)	87
284,082	Nippon Steel Corp. (Steel)	644
42,000	Nisshin Steel Co. Ltd. (Steel)	59
9,300	Nitto Denko Corp. (Specialty Chemicals)	399
48,000	Oji Paper Co. Ltd. (Paper Products)	184
22,815	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	1,257
85,000	Showa Denko K.K. (Diversified Chemicals)	165
11,200	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	69
86,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	264
190,000	Sumitomo Metal Industries Ltd. (Steel)	313
29,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	327
64,000	Taiheiyo Cement Corp. (Construction Materials)	147
15,000	Taiyo Nippon Sanso Corp. (Industrial Gases)	88
53,000	Teijin Ltd. (Commodity Chemicals)	161
16,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	142
82,000	Toray Industries, Inc. (Commodity Chemicals)	559
30,000	Tosoh Corp. (Commodity Chemicals)	82
58,000	Ube Industries Ltd. (Diversified Chemicals)	135
2,500	Yamato Kogyo Co. Ltd. (Steel)	70
		9,803
	Jersey — 0.83%
1,057,802	Glencore International PLC (Diversified Metals & Mining)	4,904
14,605	Petrofac Ltd. (Oil & Gas Equipment & Services)	319
5,120	Randgold Resources Ltd. (Gold)	460
		5,683
	Luxembourg — 0.75%
47,793	ArcelorMittal (Steel)	731
238,300	ArcelorMittal – NYS (Steel)*	3,639
15,868	Subsea 7 SA (Oil & Gas Equipment & Services)	314
26,517	Tenaris SA (Oil & Gas Equipment & Services)	466
		5,150
	Malaysia — 0.08%
52,300	Bumi Armada Berhad (Oil & Gas Equipment & Services)	66
25,500	Lafarge Malayan Cement Berhad (Construction Materials)	59
130,600	Petronas Chemicals Group Berhad (Commodity Chemicals)	268
13,000	Petronas Dagangan Berhad (Oil & Gas Refining & Marketing)	87

Shares	Security Description	Value (000)
	Malaysia (continued)
118,200	SapuraKencana Petroleum Berhad (Oil & Gas Equipment & Services) (a)	$82
		562
	Mexico — 0.25%
597,716	Cemex SAB de CV (Construction Materials) (a)*	402
213,134	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)*	634
7,850	Industrias Penoles SA de CV (Precious Metals & Minerals)*	337
42,466	Mexichem SAB de CV (Commodity Chemicals)*	183
36,300	Minera Frisco SAB de CV, Class – A1 (Diversified Metals & Mining) (a)*	153
		1,709
	Mongolia — 0.43%
5,199,000	Mongolian Mining Corp. (Diversified Metals & Mining) (a)	2,950
	Netherlands — 1.90%
13,075	Akzo Nobel NV (Diversified Chemicals)	615
2,589	Core Laboratories NV (Oil & Gas Equipment & Services)*	300
3,853	Fugro NV (Oil & Gas Equipment & Services)	234
8,796	Koninklijke DSM NV (Diversified Chemicals)	434
153,900	LyondellBasell Industries NV, Class – A (Specialty Chemicals)*	6,197
153,588	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	5,174
9,899	SBM Offshore NV (Oil & Gas Equipment & Services) (a)	137
		13,091
	New Zealand — 0.03%
38,632	Fletcher Building Ltd. (Construction Materials)	183
	Norway — 1.13%
9,508	Aker Solutions ASA (Oil & Gas Equipment & Services)	135
50,798	Norsk Hydro ASA (Aluminum)	229
61,904	Statoil ASA (Integrated Oil & Gas)	1,477
229,500	Statoil ASA – Sponsored ADR (Integrated Oil & Gas)*	5,476
10,504	Yara International ASA (Fertilizers & Agricultural Chemicals)	460
		7,777
	Papua New Guinea — 0.65%
657,182	Oil Search Ltd. (Oil & Gas Exploration & Production)	4,476
	Peru — 0.58%
105,500	Compania de Minas Buenaventura SA – Sponsored ADR (Gold)*	4,007
	Poland — 0.12%
2,934	Grupa Lotos SA (Oil & Gas Refining & Marketing) (a)	25
2,488	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining) (a)	75

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Poland (continued)
7,887	KGHM Polska Miedz SA (Diversified Metals & Mining)	$345
18,219	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (a)	206
102,417	Polskie Gornictwo Naftowe i Gazownictwo SA (Integrated Oil & Gas)	128
35,895	Synthos SA (Commodity Chemicals)	64
		843
	Portugal — 0.02%
13,186	Galp Energia SGPS SA, B Shares (Integrated Oil & Gas)	167
	Russia — 1.11%
296,242	Gazprom OAO – Sponsored GDR, Registered Shares (Integrated Oil & Gas)*	2,814
18,423	LUKOIL (Integrated Oil & Gas)	1,032
9,878	LUKOIL – Sponsored ADR (Integrated Oil & Gas)*	554
8,895	Mechel OAO – ADR (Steel)*	57
26,770	Mining & Metallurgical Co. Norilsk Nickel OJSC – ADR (Diversified Metals & Mining)*	445
5,084	NovaTek OAO – Sponsored GDR, Registered Shares (Oil & Gas Exploration & Production)	543
3,950	Novolipetsk Steel – GDR, Registered Shares (Steel)	65
88,641	Rosneft Oil Co. OJSC – Registered Shares GDR (Integrated Oil & Gas)	558
11,561	Severstal – Registered Shares GDR (Steel)	137
40,266	Surgutneftegas – Sponsored ADR (Integrated Oil & Gas) (a)*	336
13,248	Tatneft – Sponsored ADR (Oil & Gas Exploration & Production)	447
3,640	TMK OAO – GDR, Registered Shares (Oil & Gas Equipment & Services)	39
15,528	Uralkali – Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	598
		7,625
	South Africa — 1.97%
6,147	African Rainbow Minerals Ltd. (Diversified Metals & Mining)	125
56,402	Anglo Platinum Ltd. (Precious Metals & Minerals)	3,363
21,252	AngloGold Ashanti Ltd. (Gold)	727
70,800	AngloGold Ashanti Ltd. – Sponsored ADR (Gold)	2,431
10,610	ArcelorMittal South Africa Ltd. (Steel)*	68
2,065	Assore Ltd. (Diversified Metals & Mining)	76
7,144	Exxaro Resources Ltd. (Diversified Metals & Mining)	167
40,357	Gold Fields Ltd. (Gold)	514
21,135	Harmony Gold Mining Co. Ltd. (Gold)	198
28,226	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	469
4,541	Kumba Iron Ore Ltd. (Steel)	307

Shares	Security Description	Value (000)
	South Africa (continued)
13,757	Northam Platinum Ltd. (Precious Metals & Minerals)	$39
27,561	Pretoria Portland Cement Co. Ltd. (Construction Materials)	91
31,249	Sappi Ltd. (Paper Products) (a)	105
30,359	Sasol Ltd. (Integrated Oil & Gas)	1,282
85,300	Sasol Ltd. – Sponsored ADR (Integrated Oil & Gas)*	3,621
		13,583
	South Korea — 0.58%
2,575	Cheil Industries, Inc. (Diversified Chemicals)	227
1,680	Dongkuk Steel Mill Co. Ltd. (Steel)	23
2,929	GS Holdings (Oil & Gas Refining & Marketing)	135
4,670	Hanwha Chemical Corp. (Commodity Chemicals)	88
2,690	Hanwha Chemical Corp. (Commodity Chemicals)	67
817	Honam Petrochemical Corp. (Commodity Chemicals)	172
1,370	Hyosung Corp. (Commodity Chemicals)	66
1,920	Hyundai Hysco (Steel)	69
3,025	Hyundai Steel Co. (Steel)	225
675	Korea Kumho Petrochemical Co. Ltd. (Commodity Chemicals)	72
485	Korea Zinc Co. Ltd. (Diversified Metals & Mining)	165
2,220	KP Chemical Corp. (Commodity Chemicals)	26
2,585	LG Chem Ltd. (Commodity Chemicals)	669
885	OCI Co. Ltd. (Diversified Chemicals)	177
3,630	POSCO (Steel)	1,162
2,551	S-Oil Corp. (Oil & Gas Refining & Marketing)	206
3,376	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing)	414
		3,963
	Spain — 0.80%
5,941	Acerinox SA (Steel)	66
338,877	Repsol YPF SA (Integrated Oil & Gas)	5,447
		5,513
	Sweden — 0.16%
15,489	Boliden AB (Diversified Metals & Mining)	216
2,941	Holmen AB, B Shares (Paper Products)	80
12,146	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	227
9,263	SSAB AB, A Shares (Steel)	77
32,290	Svenska Cellulosa AB, B Shares (Paper Products)	485
		1,085
	Switzerland — 1.28%
466	Givaudan SA – Registered (Specialty Chemicals)	457
13,650	Holcim Ltd. – Registered (Construction Materials)	757
128,300	Noble Corp. (Oil & Gas Drilling)*	4,174
112	Sika AG (Specialty Chemicals)	216

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Switzerland (continued)
5,245	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	$1,796
19,238	Transocean Ltd. (Oil & Gas Drilling)	863
42,300	Weatherford International Ltd. (Oil & Gas Equipment & Services) (a)*	534
		8,797
	Taiwan — 0.44%
108,000	Asia Cement Corp. (Construction Materials)	137
99,000	China Petrochemical Development Corp. (Commodity Chemicals)	84
629,000	China Steel Corp. (Steel)	592
27,000	Feng Hsin Iron & Steel Co. Ltd. (Steel)	45
159,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	422
65,000	Formosa Petrochemical Corp. (Oil & Gas Refining & Marketing)	177
222,000	Formosa Plastics Corp. (Commodity Chemicals)	599
28,000	LCY Chemical Corp. (Commodity Chemicals)	45
264,000	Nan Ya Plastics Corp. (Commodity Chemicals)	476
181,000	Taiwan Cement Corp. (Construction Materials)	217
43,000	Taiwan Fertilizer Co. Ltd. (Fertilizers & Agricultural Chemicals)	99
30,000	TSRC Corp. (Commodity Chemicals)	74
46,000	Tung Ho Steel Enterprise Corp. (Steel)	45
		3,012
	Thailand — 0.19%
7,950	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	113
80,600	Indorama Ventures Public Co. Ltd. (Commodity Chemicals)	71
594,100	IRPC Public Co. Ltd. – NVDR (Oil & Gas Refining & Marketing)	67
65,400	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	349
94,855	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals)	167
47,800	PTT Public Co. Ltd. (Integrated Oil & Gas)	490
45,400	Thai Oil Public Co. Ltd. (Oil & Gas Refining & Marketing)	83
		1,340
	Turkey — 0.04%
46,673	Eregli Demir ve Celik Fabrikalari TAS (Steel)	52
2,762	Koza Altin Isletmeleri AS (Gold)	53
7,156	Tupra – Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	154
		259
	United Kingdom — 8.63%
18,090	AMEC PLC (Oil & Gas Equipment & Services)	285
73,314	Anglo American PLC (Diversified Metals & Mining)	2,409
22,179	Antofagasta PLC (Diversified Metals & Mining)	379

Shares	Security Description	Value (000)
	United Kingdom (continued)
797,925	BG Group PLC (Integrated Oil & Gas)	$16,332
448,327	BHP Billiton PLC (Diversified Metals & Mining)	12,740
748,218	BP PLC (Integrated Oil & Gas)	4,996
148,200	BP PLC – Sponsored ADR (Integrated Oil & Gas)*	6,008
7,370	Croda International PLC (Specialty Chemicals)	262
13,471	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	88
17,562	Evraz PLC (Steel)	72
12,054	Johnson Matthey PLC (Specialty Chemicals)	418
12,234	Kazakhmys PLC (Diversified Metals & Mining)	139
9,421	Lonmin PLC (Precious Metals & Minerals)	115
49,434	Rexam PLC (Metal & Glass Containers)	326
76,268	Rio Tinto PLC (Diversified Metals & Mining)	3,624
6,822	Rowan Cos. PLC, Class – A (Oil & Gas Drilling) (a)	221
146,757	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	5,124
50,228	Tullow Oil PLC (Oil & Gas Exploration & Production)	1,161
223,120	Vedanta Resources PLC (Diversified Metals & Mining)	3,198
115,061	Xstrata PLC (Diversified Metals & Mining)	1,446
		59,343
	United States — 24.55%
11,736	Air Products & Chemicals, Inc. (Industrial Gases)*	947
4,100	Airgas, Inc. (Industrial Gases)*	344
4,778	Albemarle Corp. (Specialty Chemicals)*	285
59,424	Alcoa, Inc. (Aluminum)*	520
5,700	Allegheny Technologies, Inc. (Steel)*	182
170,500	Alpha Natural Resources, Inc. (Coal & Consumable Fuels) (a)*	1,485
94,297	Anadarko Petroleum Corp. (Oil & Gas Exploration & Production)*	6,243
21,315	Apache Corp. (Oil & Gas Exploration & Production)*	1,873
163,825	Baker Hughes, Inc. (Oil & Gas Equipment & Services)*	6,733
8,700	Ball Corp. (Metal & Glass Containers)*	357
11,800	Cabot Oil & Gas Corp. (Oil & Gas Exploration & Production)*	465
115,946	Cameron International Corp. (Oil & Gas Equipment & Services) (a)*	4,952
8,800	Celanese Corp., Series A (Specialty Chemicals)*	305
3,630	CF Industries Holdings, Inc. (Fertilizers & Agricultural Chemicals)*	703
310,446	Chesapeake Energy Corp. (Oil & Gas Exploration & Production)*	5,774
131,673	Chevron Corp. (Integrated Oil & Gas)*	13,892
4,700	Cimarex Energy Co. (Oil & Gas Exploration & Production)*	259
8,000	Cliffs Natural Resources, Inc. (Steel)*	394

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
90,823	Cobalt International Energy, Inc. (Oil & Gas Exploration & Production) (a)*	$2,134
5,500	Concho Resources, Inc. (Oil & Gas Exploration & Production) (a)*	468
132,911	ConocoPhillips (Integrated Oil & Gas)*	7,427
140,900	CONSOL Energy, Inc. (Coal & Consumable Fuels)*	4,261
2,562	Continental Resources, Inc. (Oil & Gas Exploration & Production) (a)*	171
8,500	Crown Holdings, Inc. (Metal & Glass Containers) (a)*	293
22,100	Denbury Resources, Inc. (Oil & Gas Exploration & Production) (a)*	334
21,291	Devon Energy Corp. (Oil & Gas Exploration & Production)*	1,235
3,830	Diamond Offshore Drilling, Inc. (Oil & Gas Drilling)*	227
42,100	Dril-Quip, Inc. (Oil & Gas Equipment & Services) (a)*	2,761
51,190	E.I. du Pont de Nemours & Co. (Diversified Chemicals)*	2,589
7,745	Eastman Chemical Co. (Diversified Chemicals)*	390
16,648	Ecolab, Inc. (Specialty Chemicals)*	1,141
4,100	Energen Corp. (Oil & Gas Exploration & Production)*	185
64,106	EOG Resources, Inc. (Oil & Gas Exploration & Production)*	5,777
8,000	EQT Corp. (Oil & Gas Exploration & Production)*	429
57,800	Exxon Mobil Corp. (Integrated Oil & Gas)*	4,946
3,855	FMC Corp. (Diversified Chemicals)*	206
13,300	FMC Technologies, Inc. (Oil & Gas Equipment & Services) (a)*	522
299,813	Freeport-McMoRan Copper & Gold, Inc. (Diversified Metals & Mining)*	10,215
51,048	Halliburton Co. (Oil & Gas Equipment & Services)*	1,449
6,100	Helmerich & Payne, Inc. (Oil & Gas Drilling)*	265
17,053	Hess Corp. (Integrated Oil & Gas)*	741
11,767	HollyFrontier Corp. (Oil & Gas Refining & Marketing)*	417
4,400	International Flavors & Fragrances, Inc. (Specialty Chemicals)*	241
23,100	International Paper Co. (Paper Products)*	668
5,041	Kinder Morgan Management LLC (Oil & Gas Storage & Transportation) (a)*	370
24,080	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation)*	776
39,134	Marathon Oil Corp. (Integrated Oil & Gas)*	1,001
135,743	Marathon Petroleum Corp. (Oil & Gas Refining & Marketing)*	6,098
2,628	Martin Marietta Materials, Inc. (Construction Materials)*	207
9,300	MeadWestvaco Corp. (Paper Products)*	267

Shares	Security Description	Value (000)
	United States (continued)
29,672	Monsanto Co. (Fertilizers & Agricultural Chemicals)*	$2,456
10,300	Murphy Oil Corp. (Integrated Oil & Gas)*	518
73,934	National Oilwell Varco, Inc. (Oil & Gas Equipment & Services)*	4,764
7,300	Newfield Exploration Co. (Oil & Gas Exploration & Production) (a)*	214
27,475	Newmont Mining Corp. (Gold)*	1,333
9,860	Noble Energy, Inc. (Oil & Gas Exploration & Production)*	836
17,600	Nucor Corp. (Steel)*	667
76,137	Occidental Petroleum Corp. (Integrated Oil & Gas)*	6,530
9,300	Owens-Illinois, Inc. (Metal & Glass Containers) (a)*	178
158,300	Patterson-UTI Energy, Inc. (Oil & Gas Drilling)*	2,305
103,400	Peabody Energy Corp. (Coal & Consumable Fuels)*	2,535
198,520	Phillips 66 (Oil & Gas Refining & Marketing) (a)*	6,599
54,113	Pioneer Natural Resources Co. (Oil & Gas Exploration & Production)*	4,773
7,700	Plains Exploration & Production Co. (Oil & Gas Exploration & Production) (a)*	271
8,618	PPG Industries, Inc. (Diversified Chemicals)*	915
16,630	Praxair, Inc. (Industrial Gases)*	1,808
9,600	QEP Resources, Inc. (Oil & Gas Exploration & Production)*	288
9,000	Range Resources Corp. (Oil & Gas Exploration & Production)*	557
4,000	Rock-Tenn Co., Class – A (Paper Packaging)*	218
9,900	Sealed Air Corp. (Paper Packaging)*	153
6,700	Sigma-Aldrich Corp. (Specialty Chemicals)*	495
9,260	Southern Copper Corp. (Diversified Metals & Mining)*	292
161,769	Southwestern Energy Co. (Oil & Gas Exploration & Production) (a)*	5,165
36,078	Spectra Energy Corp. (Oil & Gas Storage & Transportation)*	1,048
5,983	Sunoco, Inc. (Oil & Gas Refining & Marketing)*	284
8,859	Superior Energy Services, Inc. (Oil & Gas Equipment & Services) (a)*	179
137,000	Tesoro Corp. (Oil & Gas Refining & Marketing) (a)*	3,420
65,485	The Dow Chemical Co. (Diversified Chemicals)*	2,063
72,611	The Mosaic Co. (Fertilizers & Agricultural Chemicals)*	3,976
4,951	The Sherwin-Williams Co. (Specialty Chemicals)*	655
32,737	The Williams Cos., Inc. (Oil & Gas Storage & Transportation)*	944
56,500	Tidewater, Inc. (Oil & Gas Equipment & Services)*	2,619
8,700	Ultra Petroleum Corp. (Oil & Gas Exploration & Production) (a)*	201
8,200	United States Steel Corp. (Steel)*	169

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United States (continued)
	Valero Energy Corp. (Oil & Gas Refining & Marketing)*	$754
7,300	Vulcan Materials Co. (Construction Materials)*	290
34,300	Walter Energy, Inc. (Diversified Metals & Mining)*	1,515
71,600	Whiting Petroleum Corp. (Oil & Gas Exploration & Production) (a)*	2,944
		168,855
	Total Common Stocks	480,418
	Preferred Stocks — 0.85%
	Brazil — 0.77%
12,900	Bradespar SA – Preferred (Steel)*	211
9,500	Braskem SA – Preferred, Class – A (Commodity Chemicals)*	63
48,300	Gerdau SA – Preferred (Steel)*	424
26,100	Klabin SA – Preferred (Paper Packaging)*	115
15,700	Metalurgica Gerdau SA – Preferred (Steel)	172
232,775	Petroleo Brasileiro SA – Preferred (Integrated Oil & Gas)*	2,106
26,600	Usinas Siderurgicas de Minas Gerais SA – Preferred, Class – A (Steel)*	85
111,011	Vale SA – Preferred (Steel)*	2,160
		5,336
	Chile — 0.04%
5,242	Sociedad Quimica y Minera de Chile SA – Preferred, Class – B (Fertilizers & Agricultural Chemicals)	293
	Colombia — 0.01%
5,474	Inversiones Argos SA – Preferred (Construction Materials)	49
	Russia — 0.02%
86	AK Transneft OAO – Preferred (Oil & Gas Storage & Transportation)	126
	South Korea — 0.01%
488	LG Chem Ltd. – Preferred (Commodity Chemicals)	38
	Total Preferred Stocks	5,842
	Rights — 0.03%
	Canada — 0.00%
16,800	Ivanhoe Mines Ltd. (Diversified Metals & Mining) (a)	15
	Spain — 0.03%
305,223	Repsol YPF SA (Integrated Oil & Gas) (a)*	214
	Total Rights	229
	Warrant — 0.00%
	United States — 0.00%
5,760	Kinder Morgan, Inc. (Oil & Gas Storage & Transportation) (a)	12
	Total Warrant	12

Shares or Principal Amount (000)	Security Description	Value (000)
	Corporate Bonds — 0.53%
$400	Citigroup, Inc., 6.50%, 8/19/13 (Other Diversified Financial Services)	$419
1,400	HSBC Finance Corp., 0.72%, 1/15/14 (Other Diversified Financial Services) (c)	1,385
1,000	Morgan Stanley, MTN, 6.00%, 5/13/14 (Investment Banking & Brokerage)	1,036
800	SLM Corp., MTN, 6.25%, 1/25/16 (Consumer Finance)	840
	Total Corporate Bonds	3,680
	Asset Backed Securities — 0.41%
422	Avenue CLO Ltd., Series 2004-1A, Class A1L, 0.82%, 2/15/17 (b)(c)	418
1,000	Citibank Omni Master Trust, Series 2009-A14A, Class A14, 2.99%, 8/15/18 (b)(c)	1,050
600	Commercial Industrial Finance Corp., Series 2007-1A, Class A1L, 0.73%, 5/10/21 (b)(c)	559
677	First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FF11, Class A2D, 0.59%, 11/25/35 (c)	613
50	Olympic CLO Ltd., Series 2004-1A, Class A1L, 0.95%, 5/15/16 (c)	50
148	Whitney CLO Ltd., Series 2004-1X, Class A1LA, 0.76%, 3/1/17 (c)	147
	Total Asset Backed Securities	2,837
	Collateralized Mortgage Obligations — 0.92%
939	Bear Stearns ALT-A Trust, Series 2007-8, Class 1A, 0.95%, 9/25/34 (c)	814
897	Fannie Mae, Series 2006-98, Class FA, 0.68%, 10/25/36 (c)	899
1,110	Freddie Mac, Series 3096, Class FX, 0.69%, 5/15/32 (c)	1,112
595	Freddie Mac, Series 3179, Class FP, 0.62%, 7/15/36 (c)	595
1,000	Goldman Sachs Mortgage Securities Corp. II, Series 2007-EOP, Class A2, 1.26%, 3/6/20 (b)(c)	986
135	Granite Mortgages PLC, Series 2004-2, Class 2A1, 0.94%, 6/20/44 (c)	164
958	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C1, Class A1, 3.85%, 6/15/15 (b)	1,018
756	Wells Fargo Mortgage Backed Securities Trust, Series 2005-14, Class 1A9, 5.50%, 12/25/35	761
	Total Collateralized Mortgage Obligations	6,349
	Global Bond — 0.40%
	Germany — 0.40%
2,100	FMS Wertmanagement (Diversified Banks)	2,749
	Total Global Bond	2,749

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2012

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Government Agency Securities — 5.05%
$1,300	Fannie Mae, 0.16%, 12/5/12 (d)	$1,299
4,400	Fannie Mae, 2.70%, 3/28/22, Callable 3/28/13 @ 100.00	4,424
9,200	Federal Home Loan Bank, 0.16%, 12/5/12 (d)	9,195
3,100	Freddie Mac, 0.16%, 12/17/12 (d)	3,098
4,700	Freddie Mac, 0.16%, 1/3/13 (d)	4,697
6,400	Freddie Mac, 0.16%, 1/22/13 (d)	6,395
5,600	Freddie Mac, 0.55%, 2/13/15, Callable 2/13/14 @ 100.00	5,606
	Total U.S. Government Agency Securities	34,714
	U.S. Treasury Obligations — 1.50%
2,751	U.S. Treasury Bills, 0.13%, 9/6/12 (e)	2,751
106	U.S. Treasury Bills, 0.14%, 9/13/12 (e)	106
30	U.S. Treasury Bills, 0.15%, 9/20/12 (e)	30
1,990	U.S. Treasury Bills, 0.16%, 4/4/13 (e)	1,987
721	U.S. Treasury Bills, 0.16%, 5/2/13 (e)	720
1,170	U.S. Treasury Bills, 0.17%, 5/30/13 (e)	1,168
244	U.S. Treasury Inflation Index Note, 2.00%, 7/15/14	259
118	U.S. Treasury Inflation Index Note, 1.88%, 7/15/15	128
3,200	U.S. Treasury Note, 0.25%, 5/31/14	3,196
	Total U.S. Treasury Obligations	10,345
	Yankee Dollars — 1.09%
	Netherlands — 0.53%
3,485	Achmea Hypotheekbank NV, 3.20%, 11/3/14 (Diversified Banks) (b)	3,635
	Norway — 0.13%
500	Kommunalbanken AS, 0.82%, 3/27/17 (Diversified Banks) (c)	499
400	Nordea Eiendomskreditt AS, 2.13%, 9/22/16 (Diversified Banks)	403
		902
	Switzerland — 0.11%
750	UBS AG Stamford CT, 2.25%, 9/22/16 (Diversified Banks)	754
	United Kingdom — 0.15%
1,000	HSBC Bank PLC, 1.63%, 7/7/14 (Diversified Banks) (b)	1,007
	United States — 0.17%
1,000	Merrill Lynch & Co., Series E, 1.19%, 7/22/14 (Investment Banking & Brokerage) (c)	1,204
	Total Yankee Dollars	7,502
	Time Deposit — 1.81%
12,466	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/2/12	12,466
	Total Time Deposit	12,466
	Mutual Fund — 0.07%
462,867	Alliance Money Market Fund Prime Portfolio, 0.08% (f)	463
	Total Mutual Fund	463

Contracts, Shares or Principal Amount (000)	Security Description	Value (000)
	Call Options Purchased — 0.04%
18	Corn Future Expiring November, 2012 at $600	$64
18	Corn Future Expiring August, 2012 at $600	49
10	Corn Future Expiring November, 2012 at $700	15
5	Crude Oil Future Expiring November, 2015 at $145	12
29	Natural Gas Future Expiring December, 2012 at $4	54
15	Soybean Future Expiring June, 2013 at $1,500	48
	Total Call Options Purchased (Cost $227)	242
	Put Options Purchased — 0.02%
5	Copper Future Expiring December, 2012 at $7,000	39
13	Gold Future Expiring September, 2012 at $1,400	10
300	Gold Future Expiring August, 2012 at $1,565	6
100	Gold Future Expiring August, 2012 at $1,650	7
32	Natural Gas Future Expiring September, 2012 at $3	48
	Total Put Options Purchased (Cost $167)	110
	Repurchase Agreements — 15.53%
$19,900	Bank of America, 0.10%, 7/2/12 (Purchased on 6/29/12), proceeds at maturity $19,900,166 collateralized by U.S. Treasury Note, 1.25%, 3/15/14 fair value $20,298,094	19,900
4,500	Bank of Nova Scotia, 0.20%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $4,500,075 collateralized by U.S. Treasury Note, 0.50% 8/15/14 fair value $4,585,065)	4,500
2,600	Barclays Capital, Inc., 0.16%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $2,600,035 collateralized by U.S. Treasury Inflation Protected Bond, 1.88%, 7/15/13 fair value $2,664,189)	2,600
17,300	BNP Paribas, 0.10%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $17,300,144 collateralized by U.S. Treasury Notes, 0.13% – 1.38%, 4/15/17 – 7/15/20 fair value $17,646,228)	17,300
2,900	BNP Paribas, 0.28%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $2,900,068 collateralized by U.S. Government Agency Security, 3.50%, 6/1/42 fair value $2,999,383)	2,900
15,700	Credit Suisse Securities, 0.15%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $15,700,196 collateralized by U.S. Treasury Note, 2.63%, 12/31/14 fair value $16,018,158)	15,700

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2012

Shares or Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$29,800	Deutsche Bank Securities, Inc., 0.14%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $29,800,348 collateralized by U.S. Treasury Notes, 2.00%, 11/15/21 – 2/15/22 fair value $30,381,771)	$29,800
2,600	JPMorgan Securities LLC, 0.20%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $2,600,043 collateralized by U.S. Treasury Note, 1.50%, 7/31/16 fair value $2,694,047)	2,600
500	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.17%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $500,007 collateralized by U.S. Treasury Note, 0.25%, 4/30/14 fair value $510,461)	500
11,000	Morgan Stanley & Co., LLC, 0.16%, 7/2/12 (Purchased on 6/29/12, proceeds at maturity $11,000,146 collateralized by U.S. Treasury Notes, 4.25% – 6.00%, 11/15/13 – 2/15/26 fair value $11,220,083)	11,000
	Total Repurchase Agreements	106,800
	Total Investments (cost $684,608) — 98.10%	674,759
	Other assets in excess of liabilities — 1.90%	13,055
	Net Assets — 100.00%	$687,814
*	Security was not fair valued on June 30, 2012 and represents a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in Notes to Financial Statements.
ˆ	Security was fair valued on June 30, 2012, and represents a Level 3 security. Refer to Note 2 in Notes to Portfolios of Investments.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2012.
(d)	Zero Coupon Security. Effective rate shown is as of June 30, 2012.
(e)	Rate disclosed represents effective yield at purchase.
(f)	The rate disclosed is the rate in effect on June 30, 2012.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

MTN — Medium Term Note

NVDR — Non-Voting Depository Receipt

NYS — New York Registered Shares

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2012

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in notes to financial statements.

The Commodity Returns Strategy Portfolio	Wellington Management Company, LLP; Global National Resources Equity Strategy	Wellington Management Company, LLP; Commodity Futures Strategy	PIMCO	SSgA Funds Management, Inc. – Commodity Stock Index	Total
Common Stocks	35.07%	0.14%	—	34.64%	69.85%
Preferred Stocks	—	—	—	0.85%	0.85%
Rights	0.02%	—	—	0.01%	0.03%
Warrant	—	—	—	0.00%	0.00%
Corporate Bonds	—	—	0.53%	—	0.53%
Asset Backed Securities	—	—	0.41%	—	0.41%
Collateralized Mortgage Obligations	—	—	0.92%	—	0.92%
Global Bond	—	—	0.40%	—	0.40%
U.S. Government Agency Securities	—	—	5.05%	—	5.05%
U.S. Treasury Obligations	—	—	1.50%	—	1.50%
Yankee Dollars	—	—	1.09%	—	1.09%
Time Deposit	1.67%	0.02%	0.12%	—	1.81%
Mutual Fund	—	—	—	0.07%	0.07%
Call Options Purchased	—	0.04%	—	—	0.04%
Put Options Purchased	—	0.01%	0.01%	—	0.02%
Repurchase Agreements	—	12.20%	3.33%	—	15.53%
Other Assets (Liabilities)	-0.07%	1.52%	0.32%	0.13%	1.90%
Total Net Assets	36.69%	13.93%	13.68%	35.70%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2012.

Long/(Short) Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/(Depreciation) (000)
41	Brent Crude Future.	$4,010	7/17/12	$(39)
(13)	Brent Crude Future.	(20)	8/14/12	(7)
13	Brent Crude Future.	68	8/14/12	29
(2)	Brent Crude Future.	(196)	8/17/12	(9)
4	Brent Crude Future.	391	9/14/12	29
(2)	Brent Crude Future.	(196)	10/17/12	(14)
(5)	Brent Crude Future.	(7)	11/13/12	3
5	Brent Crude Future.	15	11/13/12	(9)
(5)	Brent Crude Future.	(485)	11/15/13	30
14	Brent Crude Oil Future	1,369	11/15/12	91
(28)	Brent Crude Oil Future	(2,736)	5/16/13	(166)
14	Brent Crude Oil Future	1,357	11/14/13	79
13	Coffee “C” Future.	832	9/19/12	5
(4)	Copper Future	(350)	9/27/12	(10)
87	Corn Future .	2,734	9/17/12	368
(8)	Corn No. 2 Future .	(254)	12/17/12	(40)
33	Cotton No. 2 Future.	1,177	12/7/12	(225)
42	Gas Oil Future	3,564	7/13/12	(54)
(8)	Gas Oil Future	(668)	12/13/12	51

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2012

Long/(Short) Futures (continued)

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/(Depreciation) (000)
6	Gasoline RBOB Future	$644	9/3/12	$4
33	Gold Future	5,293	8/30/12	(97)
4	Gold Future	643	10/30/12	(9)
91	Gold Future	14,639	12/28/12	(4)
12	Heating Oil Future	1,367	9/4/12	92
38	Lean Hogs Future.	1,261	10/15/12	(7)
34	Live Cattle Future	1,638	9/4/12	(14)
50	Live Cattle Future	2,488	11/1/12	(8)
6	Live Cattle Future	305	1/2/13	—
77	London Metal Exchange Aluminum Future	3,737	12/18/12	(299)
45	London Metal Exchange Copper Future	8,651	9/18/12	319
8	London Metal Exchange Copper Future	1,537	12/18/12	(337)
25	London Metal Exchange Lead Future.	1,162	9/17/12	(47)
28	London Metal Exchange Nickel Future.	2,819	12/18/12	1
79	London Metal Exchange Zinc Future	3,719	12/17/12	(55)
64	Mill Wheat Euro Future.	918	11/13/12	36
2	Mill Wheat Euro Future.	29	1/11/13	3
11	Natural Gas Future	311	7/30/12	29
(6)	Natural Gas Future	(185)	10/30/12	(1)
6	Natural Gas Future	201	11/29/12	1
11	Natural Gas Future	385	12/28/12	(84)
11	Natural Gas Future	386	1/30/13	5
17	Natural Gas Future	592	2/27/13	43
8	Natural Gas Future	326	12/30/13	7
39	Natural Gas Future	1,546	2/27/14	90
50	Platinum Future	3,631	10/30/12	20
5	Red Wheat Future.	213	12/17/12	4
25	Silver Future	3,452	9/27/12	(54)
14	Soybean Future.	999	11/15/12	(2)
26	Soybean Future.	1,753	7/15/13	59
34	Sugar No. 11 Future	800	10/1/12	57
(25)	UK Natural Gas Future	(674)	7/31/12	10
(23)	UK Natural Gas Future	(651)	9/28/12	61
(6)	UK Natural Gas Future	(179)	10/31/12	(2)
(6)	UK Natural Gas Future	(193)	11/30/12	1
47	Wheat Future	1,777	9/17/12	205
(19)	Wheat Future	(719)	9/17/12	(179)
(30)	Wheat Future	(1,165)	12/17/12	(58)
14	White Sugar Future.	400	9/17/12	19
97	WTI Crude Future	8,241	7/23/12	(998)
29	WTI Crude Future	2,513	11/19/12	(603)
(6)	WTI Crude Future	(532)	5/22/13	(29)
16	WTI Crude Future	1,415	11/21/13	2
	Net Unrealized Appreciation/(Depreciation)			$(1,707)
ˆ	Cash has been pledged as collateral for futures contracts held by the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2012

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
47,065	Brazilian Real	Barclays Bank	8/2/12	$24	$23	$(1)
25,827	Chinese Renminbi	JP Morgan Chase	2/1/13	4	4	—
347,000	Euro	Barclays Bank	9/14/12	434	440	6
20,000	Euro	Barclays Bank	9/14/12	25	25	—
230,000	Euro	JP Morgan Chase	9/14/12	287	291	4
136,000	Euro	Deutsche Bank	9/14/12	169	172	3
40,560,000	Indian Rupee	JP Morgan Chase	7/12/12	873	725	(148)
880,000	Korean Won	Barclays Bank	7/12/12	1	1	—
880,000	Korean Won	Barclays Bank	9/28/12	1	1	—
164,515	Mexican Peso	JP Morgan Chase	8/15/12	12	12	—
158	Singapore Dollar	Barclays Bank	8/3/12	—	—	—
	Total Currencies Purchased			$1,830	$1,694	$(136)
	Currencies Sold
19,000	Australian Dollar	JP Morgan Chase	7/19/12	$18	$19	$(1)
37,000	British Pound Sterling	Barclays Bank	9/12/12	58	58	—
3,393,000	Euro	Barclays Bank	9/14/12	4,242	4,296	(54)
10,200,000	Indian Rupee	Barclays Bank	7/12/12	200	182	18
2,556,500	Indian Rupee	JP Morgan Chase	7/12/12	50	46	4
8,492,983	Indian Rupee	JP Morgan Chase	7/12/12	166	152	14
2,553,500	Indian Rupee	JP Morgan Chase	7/12/12	50	46	4
5,318,000	Indian Rupee	Barclays Bank	7/12/12	100	95	5
2,230,800	Indian Rupee	Goldman Sachs	7/12/12	40	40	—
3,333,000	Indian Rupee	JP Morgan Chase	7/12/12	60	60	—
2,575,600	Indian Rupee	Barclays Bank	7/12/12	47	46	1
3,299,540	Indian Rupee	Deutsche Bank	7/12/12	60	59	1
77	Indian Rupee	Deutsche Bank	7/12/12	—	—	—
880,000	Korean Won	Barclays Bank	7/12/12	1	1	—
	Total Currencies Sold.			$5,092	$5,100	$(8)
	Net Unrealized Appreciation/(Depreciation)					$(144)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2012

Written Options

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(300)	Put – Platinum Future Option .	$1,565	$(25)	$(38)	8/6/12	$(13)
(100)	Put – Platinum Future Option .	1,650	(13)	(21)	8/8/12	(8)
(320)	Call Option on an Interest Rate Swap, with Deutsche Bank, based on the U.S. Dollar 5 – Year Interest	2	(37)	(88)	3/18/13	(51)
(320)	Put Option on an Interest Rate Swap, with Deutsche Bank, based on the U.S. Dollar 5 – Year Interest	2	(63)	(11)	3/18/13	52
(140)	Put Option on an Interest Rate Swap, with Deutsche Bank, based on the U.S. Dollar 5 – Year Interest	2	(19)	(1)	9/24/12	18
(140)	Put Option on an Interest Rate Swap, with Deutsche Bank, based on the U.S. Dollar 5 – Year Interest	2	(12)	(32)	9/24/12	(20)
(40)	Put Option on an Interest Rate Swap, with Deutsche Bank, based on the U.S. Dollar 5 – Year Interest	2	(4)	(1)	3/18/13	3
(8)	Call – Corn Future Option	750	(5)	(4)	8/24/12	1
(5)	Call – Corn Future Option	950	(4)	(1)	11/23/12	3
(36)	Put – Corn Future Option.	450	(19)	(6)	11/23/12	13
(10)	Put – Corn Future Option.	600	(26)	(18)	11/23/12	8
(6)	Put – Crude Oil Future Option	70	(18)	(10)	11/12/12	8
(5)	Put – Crude Oil Future Option	70	(37)	(36)	11/18/15	1
(5)	Put – London Metal Exchange Copper Option.	6,000	(20)	(17)	12/5/12	3
(22)	Put – Natural Gas Future Option	3	(52)	(32)	12/27/12	20
(3)	Put – Soybean Future Option .	1,300	(3)	(2)	8/24/12	1
	Net Unrealized Appreciation/(Depreciation)		$(357)	$(318)		$39

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (continued) —  June 30, 2012

SWAP Agreements

	Notional Amount (000)	Swap Premiums Paid (000)	Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (b)	$3,567	$—	$—	12/30/12	$—
Total Return Swap Agreement with Goldman Sachs International, based on the S&P GSCI Brent Crude Index (b)	2,463	—	—	8/29/12	—
Variance Swap Agreement with Deutsche Bank, based on the 3 Month, 30 Year Index (b)	200	16	15	12/10/12	(1)
Variance Swap Agreement with Goldman Sachs Bank, based on the 3 Month, 30 Year Index (b)	400	33	31	12/10/12	(2)
Variance Swap Agreement with Deutsche Bank, based on the Gold Index, $0.033 (b)	510	—	(5)	8/17/12	(5)
Variance Swap Agreement with Goldman Sachs International, based on the Gold Index, $0.068 (b)	100	—	—	5/31/13	—
Variance Swap Agreement with Deutsche Bank, based on the Copper Index, $0.111 (a)	120	—	(2)	6/4/14	(2)
Variance Swap Agreement with Deutsche Bank, based on the Gold Index, $0.089 (b)	130	—	1	6/4/14	1
Variance Swap Agreement with Goldman Sachs International, based on the Corn Index, $0.159 (b)	30	—	(9)	8/24/12	(9)
Variance Swap Agreement with Goldman Sachs International, based on the Gold Index, $0.063 (b)	100	—	—	5/31/13	—
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, $0.681 (a)	170	—	(1)	5/31/13	(1)
Variance Swap Agreement with Goldman Sachs International, based on the Platinum Index, $0.743 (a)	100	—	(1)	5/31/13	(1)
Variance Swap Agreement with JPMorgan Chase Bank, based on the Natural Gas Index, $0.323 (b)	40	—	(2)	7/26/12	(2)
Variance Swap Agreement with Deutsche Bank, based on the Natural Gas Index, $0.305 (b)	20	—	(1)	7/26/12	(1)
Variance Swap Agreement with Deutsche Bank, based on the Corn Index, $0.146 (b)	110	—	(2)	8/24/12	(2)
Commodity Swap Agreement with Barclays Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	13,950	—	361	7/27/12	361
Commodity Swap Agreement with Deutsche Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	59,150	13	1,543	7/27/12	1,530
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	2,080	—	54	7/27/12	54
Commodity Swap Agreement with JPMorgan Chase Bank based on the Dow-Jones UBS Commodity Total Return Index (b)	1,160	—	29	7/27/12	29
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	7,750	—	200	7/27/12	200
Commodity Swap Agreement with JPMorgan Chase Bank, based on the Dow-Jones UBS Commodity Total Return Index (b)	7,740	—	195	7/27/12	195
Commodity Swap Agreement with Deutsche Bank, based on the Wheat Index, $.770 (a)	27	—	(2)	10/19/12	(2)

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Commodity Returns Strategy Portfolio
Portfolio of Investments (concluded) —  June 30, 2012

SWAP Agreements (continued)

	Notional Amount (000)	Swap Premiums Paid (000)	Value (000)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000)
Commodity Swap Agreement with Deutsche Bank, based on the Mill Wheat Index, $262 (b)	$1	$—	$18	10/19/12	$18
Commodity Swap Agreement with Deutsche Bank, based on the Soybean Index, $1.361 (a)	20	—	(13)	12/21/12	(13)
Commodity Swap Agreement with Deutsche Bank, based on the Soybean Index, $1.1380 (b)	20	—	11	12/21/12	11
Commodity Swap Agreement with Deutsche Bank, based on the Platinum Index, $1.424 (b)	—	—	11	10/29/12	11
Commodity Swap Agreement with Deutsche Bank, based on the Gold Index, $1.639 (b)	—	—	14	7/30/12	14
		$62	$2,445		$2,383
(a)	The Portfolio makes periodic payments when credit spreads, as represented by the Reference Entity, widen.
(b)	The Portfolio receives periodic payments when credit spreads, as represented by the Reference Entity, widen.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks — 97.15%
	Australia — 3.29%
217,494	Amcor Ltd. (Paper Packaging)	$1,587
129,403	AMP Ltd. (Life & Health Insurance)	515
26,702	APA Group (Gas Utilities)	137
8,605	ASX Ltd. (Specialized Finance)	264
119,437	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	2,720
18,316	Bendigo & Adelaide Bank Ltd. (Regional Banks)	140
90,690	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	181
150,951	Coca-Cola Amatil Ltd. (Soft Drinks)	2,074
71,068	Commonwealth Bank of Australia (Diversified Banks)	3,891
237,765	Dexus Property Group (Diversified Real Estate Investment Trusts)	227
401,949	Fairfax Media Ltd. (Publishing)	231
69,036	Goodman Group (Industrial Real Estate Investment Trusts)	261
64,212	GPT Group (Diversified Real Estate Investment Trusts)	217
104,394	Harvey Norman Holdings Ltd. (General Merchandise Stores)	210
73,841	Iluka Resources Ltd. (Diversified Metals & Mining)	871
14,678	Macquarie Group Ltd. (Investment Banking & Brokerage)	396
138,426	Metcash Ltd. (Food Distributors)	479
167,890	Mirvac Group (Diversified Real Estate Investment Trusts)	221
99,893	National Australia Bank Ltd. (Diversified Banks)	2,433
30,327	Newcrest Mining Ltd. (Gold)	706
56,471	OZ Minerals Ltd. (Diversified Metals & Mining)	461
151,149	QBE Insurance Group Ltd. (Property & Casualty Insurance)	2,089
74,907	SP AusNet (Electric Utilities)	79
114,025	Stockland Trust Group (Diversified Real Estate Investment Trusts)	362
57,876	Suncorp Group Ltd. (Property & Casualty Insurance)	484
73,161	Sydney Airport (Airport Services)	218
127,706	Tabcorp Holdings Ltd. (Casinos & Gaming)	385
239,395	Tatts Group Ltd. (Casinos & Gaming)	645
1,113,835	Telstra Corp. Ltd. (Integrated Telecommunication Services)	4,219
122,960	Toll Holdings, Ltd. (Air Freight & Logistics)	505
233,931	Transurban Group (Highways & Railtracks)	1,366
180,805	Wesfarmers Ltd. (Hypermarkets & Super Centers)	5,564
99,957	Westfield Group (Retail Real Estate Investment Trusts)	979

Shares	Security Description	Value (000)
	Australia (continued)
128,097	Westfield Retail Trust (Retail Real Estate Investment Trusts)	$376
137,198	Westpac Banking Corp. (Diversified Banks)	2,995
27,145	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	705
		39,193
	Austria — 0.27%
35,519	Andritz AG (Industrial Machinery)	1,826
29,377	OMV AG (Integrated Oil & Gas)	924
33,014	Telekom Austria AG (Integrated Telecommunication Services)	325
4,783	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	193
		3,268
	Belgium — 1.25%
154,106	Anheuser-Busch InBev NV (Brewers)	12,148
14,724	Belgacom SA (Integrated Telecommunication Services)	419
19,761	Delhaize Group (Food Retail)	724
3,912	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	266
2,958	Mobistar SA (Wireless Telecommunication Services)	101
9,725	Telenet Group Holding NV (Alternative Carriers)	425
16,738	UCB SA (Pharmaceuticals)	845
		14,928
	Bermuda — 0.36%
119,419	Seadrill Ltd. (Oil & Gas Drilling)	4,261
	Brazil — 0.16%
14,400	Banco Bradesco SA – Sponsored ADR (Diversified Banks)*	214
73,700	Hypermarcas SA (Personal Products) (a)*	434
106,700	Oi SA (Integrated Telecommunication Services)*	506
15,441	Oi SA – ADR (Integrated Telecommunication Services)*	72
52,774	Oi SA – ADR (Integrated Telecommunication Services)*	651
		1,877
	British Virgin Islands — 0.13%
108,416	Arcos Dorados Holdings, Inc., Class – A (Restaurants)*	1,602
	Canada — 2.00%
32,900	Barrick Gold Corp. (Gold)*	1,236
88,700	CAE, Inc. (Aerospace & Defense)*	862
87,200	Cameco Corp. (Coal & Consumable Fuels)*	1,917
548	Canadian National Railway Co. (Railroads)*	46
140,014	Canadian Pacific Railway Ltd. (Railroads)*	10,257
47,000	Cenovus Energy, Inc. (Integrated Oil & Gas)*	1,495
109,800	Centerra Gold, Inc. (Gold) (b)*	768
47,400	EnCana Corp. (Oil & Gas Exploration & Production)*	987

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Canada (continued)
20,200	First Quantum Minerals Ltd. (Diversified Metals & Mining)*	$357
56,700	Inmet Mining Corp. (Diversified Metals & Mining)*	2,325
15,300	Intact Financial Corp. (Property & Casualty Insurance)*	953
10,400	Onex Corp. (Multi-Sector Holdings)*	404
70,700	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)*	1,338
14,900	Telus Corp. (Integrated Telecommunication Services)*	872
		23,817
	Cayman Islands — 0.03%
252,202	MGM China Holdings Ltd. (Casinos & Gaming)	387
	China — 1.84%
67,268	Baidu, Inc. – Sponsored ADR (Internet Software & Services) (a)*	7,735
2,574,613	Bank of China Ltd., H Shares (Diversified Banks)	989
3,170,101	China Construction Bank Corp., H Shares (Diversified Banks)	2,190
184,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	164
1,184,654	China Resources Land Ltd. (Real Estate Development)	2,450
2,326,058	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,304
19,200	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	935
77,147	Tencent Holdings Ltd. (Internet Software & Services)	2,278
1,243,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	3,910
		21,955
	Curaçao — 0.38%
69,337	Schlumberger Ltd. (Oil & Gas Equipment & Services)*	4,501
	Denmark — 0.44%
108	A.P. Moller – Maersk A/S, Class – A (Marine)	672
260	A.P. Moller – Maersk A/S, Class – B (Marine)	1,705
14,929	Novo Nordisk A/S, Class – B (Pharmaceuticals)	2,166
98,023	TDC A/S (Integrated Telecommunication Services)	681
1,200	Tryg A/S (Property & Casualty Insurance)	68
		5,292
	Finland — 0.42%
13,685	Elisa Oyj (Integrated Telecommunication Services)	275
21,641	Fortum Oyj (Electric Utilities)	411
18,755	Orion Oyj, Class – B (Integrated Oil & Gas)	355

Shares	Security Description	Value (000)
	Finland (continued)
151,954	Sampo Oyj, A Shares (Multi-line Insurance)	$3,942
		4,983
	France — 9.80%
45,162	Air Liquide SA (Industrial Gases)	5,162
310,455	AXA SA (Multi-line Insurance)	4,150
208,724	BNP Paribas (Diversified Banks)	8,046
93,847	Bouygues SA (Construction & Engineering)	2,518
12,526	CNP Assurances (Life & Health Insurance) (a)	153
43,026	Compagnie de Saint-Gobain (Building Products)	1,589
140,791	Danone SA (Packaged Foods & Meats)	8,748
20,274	Electricite de France SA (Electric Utilities)	451
2,280	Fonciere des Regions (Diversified Real Estate Investment Trusts)	164
312,797	France Telecom SA (Integrated Telecommunication Services)	4,112
117,209	GDF Suez (Multi-Utilities)	2,795
1,856	Gecina SA (Diversified Real Estate Investment Trusts)	165
1,973	ICADE (Diversified Real Estate Investment Trusts)	149
30,188	JC Decaux SA (Advertising)	666
7,933	Klepierre (Retail Real Estate Investment Trusts)	261
4,140	L'Oreal SA (Personal Products)	484
149,429	Legrand SA (Electrical Components & Equipment) (b)	5,071
18,939	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	2,882
116,313	Pernod Ricard SA (Distillers & Vintners)	12,436
92,487	Sanofi-Aventis (Pharmaceuticals)	7,000
156,958	Schneider Electric SA (Electrical Components & Equipment)	8,723
13,784	SCOR SE (Reinsurance)	334
41,276	Societe Generale (Diversified Banks) (a)	968
23,735	Suez Environnement Co. (Multi-Utilities)	255
58,522	Technip SA (Oil & Gas Equipment & Services)	6,098
315,280	Total SA (Integrated Oil & Gas)	14,188
30,448	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	5,608
156,961	Vinci SA (Construction & Engineering)	7,334
218,756	Vivendi (Movies & Entertainment)	4,064
21,718	Zodiac Aerospace (Aerospace & Defense)	2,209
		116,783
	Germany — 8.86%
4,233	Allianz SE (Multi-line Insurance)	426
8,404	Axel Springer AG (Publishing)	361
129,853	BASF SE (Diversified Chemicals)	9,028
116,188	Bayer AG (Pharmaceuticals)	8,371
12,330	Bayerische Motoren Werke AG (Automobile Manufacturers)	892
66,060	Beiersdorf AG (Personal Products)	4,282

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Germany (continued)
5,006	Bilfinger Berger SE (Construction & Engineering)	$408
47,825	Brenntag AG (Trading Companies & Distributors) (b)	5,292
83,793	Daimler AG (Automobile Manufacturers)	3,765
45,226	Deutsche Bank AG (Diversified Capital Markets)	1,632
81,947	Deutsche Boerse AG (Specialized Finance)	4,420
48,185	Deutsche Lufthansa AG – Registered (Airlines)	557
386,645	Deutsche Post AG (Air Freight & Logistics)	6,840
276,192	Deutsche Telekom AG – Registered (Integrated Telecommunication Services)	3,026
36,152	Deutsche Wohnen AG (Real Estate Operating Companies)	608
89,224	E.ON AG (Electric Utilities)	1,928
16,538	ElringKlinger AG (Auto Parts & Equipment)	394
3,201	Hannover Rueckversicherung AG – Registered (Reinsurance)	191
53,490	HeidelbergCement AG (Construction Materials)	2,568
7,777	Kabel Deutschland Holding AG (Cable & Satellite) (a)	484
127,212	Linde AG (Industrial Gases)	19,809
24,883	Metro AG (Hypermarkets & Super Centers)	725
7,581	MTU Aero Engines Holding AG (Aerospace & Defense)	558
68,215	Muenchener Rueckversicherungs- Gesellschaft AG (Reinsurance)	9,624
89,394	SAP AG (Application Software)	5,293
168,957	Siemens AG (Industrial Conglomerates)	14,195
		105,677
	Hong Kong — 4.74%
4,130,580	AIA Group Ltd. (Life & Health Insurance) (b)	14,268
877,949	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	2,703
291,765	Cathay Pacific Airways Ltd. (Airlines)	473
87,150	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	1,076
96,759	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities) (b)	586
228,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	697
431,605	China Mobile Ltd. (Wireless Telecommunication Services)	4,738
109,500	CLP Holdings Ltd. (Electric Utilities)	931
1,441,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	2,905
140,011	Hang Lung Properties Ltd. (Diversified Real Estate Activities)	479
274,088	Hang Seng Bank Ltd. (Diversified Banks)	3,768

Shares	Security Description	Value (000)
	Hong Kong (continued)
340,326	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	$1,892
426,246	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	905
319,768	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	1,845
200,000	Li & Fung Ltd. (Distributors)	387
491,000	PCCW Ltd. (Integrated Telecommunication Services)	181
84,845	Power Assets Holdings Ltd. (Electric Utilities)	637
1,169,095	Sands China Ltd. (Casinos & Gaming)	3,761
2,275,308	Sino Land Co. Ltd. (Real Estate Development)	3,455
506,000	SJM Holdings Ltd. (Casinos & Gaming)	948
375,194	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	4,461
68,696	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	799
89,000	The Bank of East Asia Ltd. (Diversified Banks)	321
230,000	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	943
83,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	462
162,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	417
1,029,746	Wynn Macau Ltd. (Casinos & Gaming)	2,430
		56,468
	India — 0.08%
12,100	HDFC Bank Ltd. – Sponsored ADR (Diversified Banks)*	395
15,900	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)*	515
		910
	Ireland — 0.96%
114,417	Covidien PLC (Health Care Equipment)*	6,121
8,808	CRH PLC (Construction Materials)	170
86,000	Ryanair Holdings PLC – Sponsored ADR (Airlines) (a)*	2,614
378,822	Smurfit Kappa Group PLC (Paper Packaging)	2,541
		11,446
	Israel — 0.09%
85,671	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	949
8,738	Mizrahi Tefahot Bank Ltd. (Diversified Banks) (a)	68
		1,017
	Italy — 1.59%
64,152	Atlantia SpA (Highways & Railtracks)	819
320,276	Enel SpA (Electric Utilities)	1,034
442,068	Eni SpA (Integrated Oil & Gas)	9,390
320,608	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks) (b)	3,155

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Italy (continued)
679,374	Snam Rete Gas SpA (Gas Utilities)	$3,043
880,794	Telecom Italia SpA (Integrated Telecommunication Services)	870
563,731	Telecom Italia SpA (Integrated Telecommunication Services)	457
63,421	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	229
		18,997
	Japan — 17.35%
2,800	Aeon Credit Service Co. Ltd. (Consumer Finance)	52
103,000	Ajinomoto Co., Inc. (Packaged Foods & Meats)	1,434
20,087	Aozora Bank Ltd. (Diversified Banks)	48
159,054	Asahi Glass Co. Ltd. (Building Products)	1,073
197,921	Asahi Kasei Corp. (Commodity Chemicals)	1,073
68,257	Astellas Pharma, Inc. (Pharmaceuticals)	2,979
105,799	Bridgestone Corp. (Tires & Rubber)	2,430
37,128	Brother Industries Ltd. (Office Electronics)	425
186,200	Canon, Inc. (Office Electronics)	7,433
33,962	Casio Computer Co. Ltd. (Consumer Electronics)	223
24,405	Chubu Electric Power Co., Inc. (Electric Utilities)	396
34,845	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	661
9,544	Coca-Cola West Co. Ltd. (Soft Drinks)	166
84,808	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	216
89,000	Dai Nippon Printing Co. Ltd. (Commercial Printing)	697
30,000	Daihatsu Motor Co. Ltd. (Automobile Manufacturers)	525
104,900	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	1,769
2,804	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	266
75,429	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	264
42,700	Denso Corp. (Auto Parts & Equipment)	1,459
38,842	Eisai Co. Ltd. (Pharmaceuticals)	1,701
4,112	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	108
10,600	Fanuc Ltd. (Industrial Machinery)	1,743
3,700	Fast Retailing Co. Ltd. (Apparel Retail)	740
292,406	Fujitsu Ltd. (Computer Hardware)	1,400
54,400	Hamamatsu Photonics K.K. (Electronic Components)	1,846
16,318	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	257
644,000	Hitachi Ltd. (Electronic Equipment & Instruments)	3,972
6,500	Hokkaido Electric Power Co., Inc. (Electric Utilities)	84

Shares	Security Description	Value (000)
	Japan (continued)
5,932	Hokuriku Electric Power Co. (Electric Utilities)	$92
405,477	Honda Motor Co. Ltd. (Automobile Manufacturers)	14,152
66,900	HOYA Corp. (Electronic Components)	1,474
235,581	ITOCHU Corp. (Trading Companies & Distributors)	2,477
24	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	68
21	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	193
67	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	106
474,000	Japan Tobacco, Inc. (Tobacco)	14,045
238,000	JGC Corp. (Construction & Engineering)	6,901
40,800	JS Group Corp. (Building Products)	861
316	Jupiter Telecommunications Co. Ltd. (Cable & Satellite)	322
353,000	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	1,820
43,300	Kakaku.com, Inc. (Internet Software & Services)	1,470
44,398	Kaneka Corp. (Commodity Chemicals)	246
313,392	Kao Corp. (Personal Products)	8,644
1,040	KDDI Corp. (Wireless Telecommunication Services)	6,710
17,420	Keyence Corp. (Electronic Equipment & Instruments)	4,310
134,000	Kirin Holdings Co. Ltd. (Brewers)	1,580
75,854	Konica Minolta Holdings, Inc. (Office Electronics)	598
53,825	Kuraray Co. Ltd. (Commodity Chemicals)	698
28,900	Kurita Water Industries Ltd. (Industrial Machinery)	669
16,400	Kyushu Electric Power Co., Inc. (Electric Utilities)	195
9,100	Lawson, Inc. (Food Retail)	637
264,451	Marubeni Corp. (Trading Companies & Distributors)	1,762
6,720	Maruichi Steel Tube Ltd. (Steel)	145
211,676	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	933
253,306	Mitsubishi Corp. (Trading Companies & Distributors)	5,121
34,900	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	502
586,040	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	2,808
269,073	Mitsui & Co. Ltd. (Trading Companies & Distributors)	3,999
140,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	351
14,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	272
896,702	Mizuho Financial Group, Inc. (Diversified Banks)	1,515

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
20,300	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	$355
75,600	Murata Manufacturing Co. Ltd. (Electronic Components)	3,977
227,167	NGK Insulators Ltd. (Industrial Machinery)	2,516
16,774	Nintendo Co. Ltd. (Home Entertainment Software)	1,959
24	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	232
131,342	Nippon Express Co. Ltd. (Trucking)	542
33,900	Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	1,581
59,500	Nissan Motor Co. Ltd. (Automobile Manufacturers)	565
25,552	Nitto Denko Corp. (Specialty Chemicals)	1,095
9	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	51
15,700	Nomura Research Institute Ltd. (IT Consulting & Other Services)	346
67,704	NTN Corp. (Industrial Machinery)	213
1,187	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	1,976
125,787	Oji Paper Co. Ltd. (Paper Products)	482
12,735	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	800
36,100	Oracle Corp. Japan (Systems Software)	1,554
74,131	Resona Holdings, Inc. (Regional Banks)	305
101,687	Ricoh Co. Ltd. (Office Electronics)	858
44,219	Sankyo Co. Ltd. (Leisure Products)	2,158
11,500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	473
31,200	Sega Sammy Holdings, Inc. (Leisure Products)	635
20,400	Seiko Epson Corp. (Computer Storage & Peripherals)	207
84,000	Sekisui House Ltd. (Homebuilding)	793
6,500	Shikoku Electric Power Co., Inc. (Electric Utilities)	138
48,500	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	2,671
46,434	Shionogi & Co. Ltd. (Pharmaceuticals)	631
55,555	Shiseido Co. Ltd. (Personal Products)	877
27,030	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	166
18,300	SMC Corp. (Industrial Machinery)	3,173
258,713	SOFTBANK Corp. (Wireless Telecommunication Services)	9,632
279,000	Sony Financial Holdings, Inc. (Life & Health Insurance)	4,555
37,500	Start Today Co. Ltd. (Internet Retail)	524
232,173	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	714
236,234	Sumitomo Corp. (Trading Companies & Distributors)	3,306

Shares	Security Description	Value (000)
	Japan (continued)
143,100	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	$1,784
86,000	Sumitomo Heavy Industries Ltd. (Industrial Machinery)	387
82,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	924
110,913	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	3,665
124,000	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)	371
47,000	Suzuki Motor Corp. (Automobile Manufacturers)	965
53,800	Sysmex Corp. (Health Care Equipment)	2,128
22,900	T&D Holdings, Inc. (Life & Health Insurance)	244
5,700	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	482
122,473	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	5,562
10,400	TDK Corp. (Electronic Components)	423
48,250	The Bank of Yokohama Ltd. (Regional Banks)	228
10,621	The Chugoku Electric Power Co., Inc. (Electric Utilities)	175
28,409	The Kansai Electric Power Co., Inc. (Electric Utilities)	341
47,251	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,186
101,100	Tokyo Electron Ltd. (Semiconductor Equipment)	4,742
44,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	391
88,000	Toppan Printing Co. Ltd. (Commercial Printing)	588
79,369	Tosoh Corp. (Commodity Chemicals)	217
157,100	Toyota Motor Corp. (Automobile Manufacturers)	6,342
32,900	Toyota Tsusho Corp. (Trading Companies & Distributors)	629
63,212	Trend Micro, Inc. (Systems Software)	1,863
9,500	Tsumura & Co. (Pharmaceuticals)	252
3,477	USS Co. Ltd. (Automotive Retail)	375
26,100	West Japan Railway Co. (Railroads)	1,074
1,092	Yahoo Japan Corp. (Internet Software & Services)	354
		206,868
	Jersey — 0.78%
300,271	Glencore International PLC (Diversified Metals & Mining)	1,392
155,121	Petrofac Ltd. (Oil & Gas Equipment & Services)	3,385
103,358	Shire PLC (Pharmaceuticals)	2,973
41,100	Wolseley PLC (Trading Companies & Distributors)	1,532
		9,282

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Luxembourg — 0.16%
82,609	SES – FDR, Class – A (Cable & Satellite)	$1,953
	Netherlands — 5.72%
230,310	Akzo Nobel NV (Diversified Chemicals)	10,838
67,745	ASML Holding NV (Semiconductor Equipment)	3,479
5,428	ASML Holding NV – NYS (Semiconductor Equipment)*	279
2,225	Corio NV (Retail Real Estate Investment Trusts)	98
29,725	European Aeronautic Defence & Space Co. (Aerospace & Defense)	1,055
53,910	Fugro NV (Oil & Gas Equipment & Services)	3,270
76,387	Gemalto NV (Computer Storage & Peripherals)	5,485
125,551	Koninklijke Ahold NV (Food Retail)	1,555
9,107	Koninklijke Boskalis Westminster NV (Construction & Engineering)	300
41,401	Koninklijke DSM NV (Diversified Chemicals)	2,041
136,251	Koninklijke KPN NV (Integrated Telecommunication Services)	1,303
125,627	Koninklijke Philips Electronics NV (Industrial Conglomerates)	2,475
39,767	Koninklijke Vopak NV (Marine Ports & Services)	2,550
885,504	Reed Elsevier NV (Publishing)	10,101
116,257	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	3,916
824,049	TNT NV (Air Freight & Logistics)	3,404
427,761	Unilever NV (Packaged Foods & Meats)	14,287
69,055	Wolters Kluwer NV (Publishing)	1,098
21,033	Ziggo NV (Alternative Carriers) (a)(b)	670
		68,204
	New Zealand — 0.03%
187,676	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	357
	Nigeria — 0.06%
1,074,052	Nigerian Breweries PLC (Brewers)	669
	Norway — 0.45%
8,100	Gjensidige Forsikring ASA (Multi-line Insurance)	94
124,402	Orkla ASA (Industrial Conglomerates)	903
183,294	Statoil ASA (Integrated Oil & Gas)	4,374
		5,371
	Papua New Guinea — 0.18%
312,246	Oil Search Ltd. (Oil & Gas Exploration & Production) (b)	2,126
	Portugal — 0.02%
92,898	EDP – Energias de Portugal SA (Electric Utilities)	220

Shares	Security Description	Value (000)
	Russia — 0.22%
158,720	Gazprom OAO – Sponsored GDR, Registered Shares (Integrated Oil & Gas)*	$1,508
16,769	LUKOIL – Sponsored ADR (Integrated Oil & Gas)*	940
19,661	Sberbank of Russia – Sponsored ADR (Diversified Banks)*	213
		2,661
	Singapore — 2.06%
91,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	155
112,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	170
106,570	City Developments Ltd. (Diversified Real Estate Activities)	950
340,201	DBS Group Holdings Ltd. (Diversified Banks)	3,759
1,312,288	Genting Singapore PLC (Casinos & Gaming)	1,475
982,703	Hutchison Port Holdings Trust (Marine Ports & Services)	702
275,000	Keppel Corp. Ltd. (Industrial Conglomerates)	2,253
36,000	Keppel Land Ltd. (Real Estate Development)	93
1,230,608	Olam International Ltd. (Food Distributors)	1,783
278,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,138
1,063,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	4,059
529,139	Singapore Airlines Ltd. (Airlines)	4,364
41,601	Singapore Exchange Ltd. (Specialized Finance)	209
311,270	Singapore Press Holdings Ltd. (Publishing)	962
936,000	Singapore Telecommunications Ltd. (Integrated Telecommunication Services)	2,452
		24,524
	South Korea — 1.60%
15,310	Hana Financial Group, Inc. (Diversified Banks)	490
62,260	Hynix Semiconductor, Inc. (Semiconductors) (a)	1,315
12,547	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	2,863
3,481	Hyundai Mobis (Auto Parts & Equipment)	844
100,635	KT&G Corp. (Tobacco)	7,135
5,282	Samsung C&T Corp. (Trading Companies & Distributors)	305
5,727	Samsung Electronics Co. Ltd. (Semiconductors)	6,066
		19,018

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain — 1.72%
108,096	Banco Popular Espanol SA (Diversified Banks)	$244
1,207,378	Banco Santander SA (Diversified Banks)	7,986
74,618	CaixaBank (Diversified Banks)	243
222,661	Enagas (Gas Utilities)	4,062
67,228	Grifols SA (Biotechnology) (a)	1,703
10,198	Industria de Diseno Textil SA (Apparel Retail)	1,054
32,882	Red Electrica Corporacion SA (Electric Utilities)	1,435
9,267	Repsol YPF SA (Integrated Oil & Gas)	149
87,991	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	3,679
		20,555
	Sweden — 2.53%
111,336	Assa Abloy AB, Class – B (Building Products)	3,110
250,122	Hennes & Mauritz AB, B Shares (Apparel Retail)	8,981
8,153	Holmen AB, B Shares (Paper Products)	222
4,544	Industrivarden AB, C Shares (Multi-Sector Holdings)	59
7,936	Investment AB Kinnevik, B Shares (Multi-Sector Holdings)	159
18,378	Investor AB, B Shares (Diversified Capital Markets)	351
37,973	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	711
106,020	Nordea Bank AB (Diversified Banks)	914
7,394	Ratos AB, B Shares (Asset Management & Custody Banks)	70
51,304	Securitas AB, B Shares (Security & Alarm Services)	399
647,849	Skandinaviska Enskilda Banken AB, Class – A (Diversified Banks)	4,209
61,308	Skanska AB, B Shares (Construction & Engineering)	940
92,518	Svenska Cellulosa AB, B Shares (Paper Products)	1,389
79,895	Svenska Handelsbanken AB, A Shares (Diversified Banks)	2,628
25,646	Tele2 AB, B Shares (Integrated Telecommunication Services)	398
496,504	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	4,545
172,574	TeliaSonera AB (Integrated Telecommunication Services)	1,103
		30,188
	Switzerland — 8.95%
429,708	ABB Ltd. – Registered (Heavy Electrical Equipment)	7,019
2,432	Baloise Holding AG – Registered (Multi-line Insurance)	161

Shares	Security Description	Value (000)
	Switzerland (continued)
143	Banque Cantonale Vaudoise – Registered (Regional Banks)	$76
76,171	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	4,184
13,691	DKSH Holding Ltd. (Advertising) (a)	750
7,485	Givaudan SA – Registered (Specialty Chemicals)	7,349
23,144	Holcim Ltd. – Registered (Construction Materials)	1,283
10,297	Lonza Group AG – Registered (Life Sciences Tools & Services)	429
365,456	Nestle SA (Packaged Foods & Meats)	21,818
326,059	Novartis AG – Registered (Pharmaceuticals)	18,237
1,384	Pargesa Holding SA (Multi-Sector Holdings)	82
127,115	Roche Holding AG – Genusscheine (Pharmaceuticals)	21,965
6,109	Sonova Holding AG – Registered (Health Care Equipment)	591
2,369	Swiss Prime Site AG – Registered (Real Estate Operating Companies)	198
17,560	Swiss Re AG (Reinsurance)	1,107
6,493	Swisscom AG – Registered (Integrated Telecommunication Services)	2,617
7,386	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	2,529
58,655	Temenos Group AG – Registered (Application Software) (a)	970
8,252	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	3,263
7,604	The Swatch Group AG – Registered (Apparel, Accessories & Luxury Goods)	529
16,134	Transocean Ltd. (Oil & Gas Drilling)	724
400,033	UBS AG – Registered (Diversified Capital Markets)	4,683
27,114	Zurich Financial Services AG (Multi-line Insurance)	6,133
		106,697
	Taiwan — 0.14%
5,574	Asustek Computer, Inc. – Sponsored GDR, Registered Shares (Computer Hardware)	253
28,179	Hon Hai Precision Industry Co. Ltd. – Sponsored GDR, Registered Shares (Electronic Manufacturing Services)*	162
86,000	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors) (a)*	1,201
		1,616
	United Kingdom — 18.41%
21,570	Anglo American PLC (Diversified Metals & Mining)	709
10,100	ASOS PLC (Internet Retail) (a)	281
170,610	AstraZeneca PLC (Pharmaceuticals)	7,623
874,527	Aviva PLC (Multi-line Insurance)	3,744
550,243	BAE Systems PLC (Aerospace & Defense)	2,494

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
1,037,494	Balfour Beatty PLC (Construction & Engineering)	$4,850
2,400,946	Barclays PLC (Diversified Banks)	6,134
159,975	BG Group PLC (Integrated Oil & Gas)	3,274
288,588	BHP Billiton PLC (Diversified Metals & Mining)	8,201
1,512,842	BP PLC (Integrated Oil & Gas)	10,101
305,350	British American Tobacco PLC (Tobacco)	15,522
35,991	British Land Co. PLC (Diversified Real Estate Investment Trusts)	288
23,834	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	120
13,194	Carnival PLC (Hotels, Resorts & Cruise Lines)	451
218,975	Centrica PLC (Multi-Utilities)	1,095
72,403	Diageo PLC (Distillers & Vintners)	1,866
1,139,457	Dixons Retail PLC (Computer & Electronics Retail) (a)	328
28,100	Ensco PLC, Class – A (Oil & Gas Drilling)*	1,320
261,375	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	1,706
48,272	FirstGroup PLC (Railroads)	170
363,374	GKN PLC (Auto Parts & Equipment)	1,030
361,286	GlaxoSmithKline PLC (Pharmaceuticals)	8,205
30,320	Hammerson PLC (Retail Real Estate Investment Trusts)	211
1,832,922	HSBC Holdings PLC (Diversified Banks)	16,149
717,554	HSBC Holdings PLC (HK) (Diversified Banks)	6,348
23,488	ICAP PLC (Investment Banking & Brokerage)	124
468,972	Imperial Tobacco Group PLC (Tobacco)	18,066
22,891	Investec PLC (Diversified Capital Markets)	134
206,573	J Sainsbury PLC (Food Retail)	976
21,540	John Wood Group PLC (Oil & Gas Equipment & Services)	232
58,739	Johnson Matthey PLC (Specialty Chemicals)	2,037
279,330	Kingfisher PLC (Home Improvement Retail)	1,260
96,678	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	1,120
250,256	Legal & General Group PLC (Life & Health Insurance)	500
921,808	Lloyds Banking Group PLC (Diversified Banks) (a)	450
276,529	Marks & Spencer Group PLC (Department Stores)	1,410
381,711	Michael Page International PLC (Human Resource & Employment Services)	2,237
294,680	National Grid PLC (Multi-Utilities)	3,123
76,604	Premier Farnell PLC (Technology Distributors)	208
530,151	Prudential PLC (Life & Health Insurance)	6,146

Shares	Security Description	Value (000)
	United Kingdom (continued)
2,761	RecKitt Benckiser Group PLC (Household Products)	$146
206,360	Reed Elsevier PLC (Publishing)	1,654
60,284	Resolution Ltd. (Life & Health Insurance)	185
586,356	Rexam PLC (Metal & Glass Containers)	3,869
110,233	Rio Tinto PLC (Diversified Metals & Mining)	5,238
355,967	Rolls-Royce Holdings PLC (Aerospace & Defense)	4,797
22,928	Rotork PLC (Industrial Machinery)	709
79,152	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	2,671
143,489	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	5,010
154,299	RSA Insurance Group PLC (Multi-line Insurance)	262
147,703	SABMiller PLC (Brewers)	5,925
31,609	SEGRO PLC (Industrial Real Estate Investment Trusts)	108
10,126	Severn Trent PLC (Water Utilities)	262
36,318	Spirax-Sarco Engineering PLC (Industrial Machinery)	1,132
39,678	SSE PLC (Electric Utilities)	865
111,968	Standard Chartered PLC (Diversified Banks)	2,432
100,310	Standard Life PLC (Life & Health Insurance)	367
156,265	Tate & Lyle PLC (Packaged Foods & Meats)	1,587
2,600,617	Tesco PLC (Food Retail)	12,637
222,812	The Sage Group PLC (Application Software)	970
94,764	Tullow Oil PLC (Oil & Gas Exploration & Production)	2,190
170,291	Unilever PLC (Packaged Foods & Meats)	5,716
29,058	United Utilities Group PLC (Multi-Utilities)	308
3,972,916	Vodafone Group PLC (Wireless Telecommunication Services)	11,165
73,463	Whitbread PLC (Restaurants)	2,335
574,140	William Morrison Supermarkets PLC (Food Retail)	2,395
280,739	WPP PLC (Broadcasting)	3,408
74,745	Xstrata PLC (Diversified Metals & Mining)	940
		219,526
	United States — 0.08%
12,254	Liberty Global, Inc., Class – A (Cable & Satellite) (a)*	608
12,694	Virgin Media, Inc. (Cable & Satellite)*	310
		918
	Total Common Stocks	1,158,115

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares or Principal Amount (000)	Security Description	Value (000)
	Preferred Stocks — 0.36%
	Germany — 0.36%
5,491	Fuchs Petrolub AG – Preferred (Oil & Gas Exploration & Production)	$301
60,505	Henkel AG & Co. KGaA – Preferred (Household Products)	4,020
	Total Preferred Stocks	4,321
	Right — 0.00%
	Spain — 0.00%
9,267	Repsol YPF SA (Integrated Oil & Gas) (a)*	7
	Total Right	7
	Time Deposit — 2.10%
$24,973	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/2/12	24,973
	Total Time Deposit	24,973
	Mutual Fund — 0.03%
356,396	Alliance Money Market Fund Prime Portfolio, 0.08% (c)	356
	Total Mutual Fund	356
	Total Investments (cost $1,096,818) — 99.64%	1,187,772
	Other assets in excess of liabilities — 0.36%	4,340
	Net Assets — 100.00%	$1,192,112
*	Security was not fair valued on June 30, 2012 and represents a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on June 30, 2012.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Registered Shares

See accompanying notes to financial statements.

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2012

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in notes to financial statements.

The International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	SSgA Funds Management, Inc. – Quality Yield	Total
Common Stocks	21.66%	21.17%	21.32%	33.00%	97.15%
Preferred Stocks	0.33%	0.03%	—	—	0.36%
Right	—	0.00%	—	—	0.00%
Time Deposits	0.88%	0.80%	0.42%	—	2.10%
Mutual Fund	—	—	—	0.03%	0.03%
Other Assets (liabilities)	-0.09%	0.04%	0.17%	0.24%	0.36%
Total Net Assets	22.78%	22.04%	21.91%	33.27%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2012.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
301,000	Euro	Bank of America	7/10/12	$376	$381	$5
	Total Currencies Purchased			$376	$381	$5
	Currencies Sold
301,000	Euro	Bank of America	7/10/12	$373	$381	(8)
1,291,000	Euro	Bank of America	7/16/12	1,615	1,634	(19)
5,637,182	Euro	State Street	7/26/12	7,450	7,134	316
49,342,000	Japanese Yen	Bank of New York	7/11/12	623	617	6
376,349,000	Japanese Yen	Credit Suisse	7/23/12	4,753	4,711	42
	Total Currencies Sold			$14,814	$14,477	$337
	Net Unrealized Appreciation/(Depreciation)					$342

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks — 97.31%
	Australia — 3.89%
318,908	Amcor Ltd. (Paper Packaging)	$2,328
189,741	AMP Ltd. (Life & Health Insurance)	755
42,350	APA Group (Gas Utilities)	217
12,367	ASX Ltd. (Specialized Finance)	379
175,128	Australia & New Zealand Banking Group Ltd. (Diversified Banks)	3,989
25,949	Bendigo & Adelaide Bank Ltd. (Regional Banks)	198
150,610	BHP Billiton Ltd. (Diversified Metals & Mining)	4,905
84,251	Boart Longyear Ltd. (Construction & Engineering)	251
128,944	CFS Retail Property Trust (Retail Real Estate Investment Trusts)	257
225,382	Coca-Cola Amatil Ltd. (Soft Drinks)	3,097
115,348	Commonwealth Bank of Australia (Diversified Banks)	6,316
15,716	CSL Ltd. (Biotechnology)	637
339,872	Dexus Property Group (Diversified Real Estate Investment Trusts)	325
589,372	Fairfax Media Ltd. (Publishing)	338
202,648	Fortescue Metals Group Ltd. (Steel)	1,035
100,603	Goodman Group (Industrial Real Estate Investment Trusts)	381
94,154	GPT Group (Diversified Real Estate Investment Trusts)	318
149,267	Harvey Norman Holdings Ltd. (General Merchandise Stores)	300
176,696	Iluka Resources Ltd. (Diversified Metals & Mining)	2,085
44,135	Macquarie Group Ltd. (Investment Banking & Brokerage)	1,192
202,972	Metcash Ltd. (Food Distributors)	703
239,742	Mirvac Group (Diversified Real Estate Investment Trusts)	315
58,790	Monadelphous Group Ltd. (Construction & Engineering)	1,329
146,471	National Australia Bank Ltd. (Diversified Banks)	3,567
44,955	Newcrest Mining Ltd. (Gold)	1,046
82,803	OZ Minerals Ltd. (Diversified Metals & Mining)	675
224,240	QBE Insurance Group Ltd. (Property & Casualty Insurance)	3,099
85,316	Regis Resources Ltd. (Gold) (a)	344
103,156	SP AusNet (Electric Utilities)	108
416,773	Stockland Trust Group (Diversified Real Estate Investment Trusts)	1,322
84,863	Suncorp Group Ltd. (Property & Casualty Insurance)	709
104,609	Sydney Airport (Airport Services)	312
301,176	Tabcorp Holdings Ltd. (Casinos & Gaming)	908
351,022	Tatts Group Ltd. (Casinos & Gaming)	946

Shares	Security Description	Value (000)
	Australia (continued)
2,778,653	Telstra Corp. Ltd. (Integrated Telecommunication Services)	$10,526
180,294	Toll Holdings, Ltd. (Air Freight & Logistics)	741
343,010	Transurban Group (Highways & Railtracks)	2,003
264,052	Wesfarmers Ltd. (Hypermarkets & Super Centers)	8,126
146,566	Westfield Group (Retail Real Estate Investment Trusts)	1,435
205,523	Westfield Retail Trust (Retail Real Estate Investment Trusts)	603
314,831	Westpac Banking Corp. (Diversified Banks)	6,873
58,991	Woolworths Ltd. (Food Retail)	1,624
39,393	WorleyParsons Ltd. (Oil & Gas Equipment & Services)	1,023
		77,640
	Austria — 0.24%
51,998	Andritz AG (Industrial Machinery)	2,674
43,076	OMV AG (Integrated Oil & Gas)	1,354
48,408	Telekom Austria AG (Integrated Telecommunication Services)	476
6,555	Vienna Insurance Group Wiener Staedtische Versicherung AG (Multi-line Insurance)	265
		4,769
	Belgium — 1.13%
233,451	Anheuser-Busch InBev NV (Brewers)	18,403
21,590	Belgacom SA (Integrated Telecommunication Services)	614
28,975	Delhaize Group (Food Retail)	1,061
5,735	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	389
4,338	Mobistar SA (Wireless Telecommunication Services)	149
14,293	Telenet Group Holding NV (Alternative Carriers)	625
25,379	UCB SA (Pharmaceuticals)	1,282
		22,523
	Bermuda — 0.29%
160,909	Seadrill Ltd. (Oil & Gas Drilling)	5,742
	Brazil — 0.13%
19,400	Banco Bradesco SA – Sponsored ADR (Diversified Banks)*	289
95,400	Hypermarcas SA (Personal Products) (a)*	562
211,600	Oi SA (Integrated Telecommunication Services)*	1,002
17,835	Oi SA – ADR (Integrated Telecommunication Services)*	83
60,962	Oi SA – ADR (Integrated Telecommunication Services)*	752
		2,688

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	British Virgin Islands — 0.12%
163,685	Arcos Dorados Holdings, Inc., Class – A (Restaurants)*	$2,419
	Canada — 1.79%
39,200	Barrick Gold Corp. (Gold)*	1,473
88,200	CAE, Inc. (Aerospace & Defense)*	857
129,000	Cameco Corp. (Coal & Consumable Fuels)*	2,835
855	Canadian National Railway Co. (Railroads)*	72
211,909	Canadian Pacific Railway Ltd. (Railroads)*	15,524
82,200	Cenovus Energy, Inc. (Integrated Oil & Gas)*	2,614
180,200	Centerra Gold, Inc. (Gold) (b)*	1,261
75,500	EnCana Corp. (Oil & Gas Exploration & Production)*	1,573
28,000	First Quantum Minerals Ltd. (Diversified Metals & Mining)*	495
86,700	Inmet Mining Corp. (Diversified Metals & Mining)*	3,555
26,500	Intact Financial Corp. (Property & Casualty Insurance)*	1,650
14,000	Onex Corp. (Multi-Sector Holdings)*	544
88,300	Progressive Waste Solutions Ltd. (Environmental & Facilities Services)*	1,671
28,000	Telus Corp. (Integrated Telecommunication Services)*	1,639
		35,763
	Cayman Islands — 0.03%
372,362	MGM China Holdings Ltd. (Casinos & Gaming)	571
	China — 1.74%
202,000	AAC Technologies Holdings, Inc. (Communications Equipment)	588
101,407	Baidu, Inc. – Sponsored ADR (Internet Software & Services) (a)*	11,660
3,622,335	Bank of China Ltd., H Shares (Diversified Banks)	1,391
4,672,666	China Construction Bank Corp., H Shares (Diversified Banks)	3,228
244,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	218
1,755,809	China Resources Land Ltd. (Real Estate Development)	3,631
2,732,952	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	1,532
51,600	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	2,513
114,373	Tencent Holdings Ltd. (Internet Software & Services)	3,378
1,020,000	Yangzijiang Shipbuilding Holdings Ltd. (Construction & Farm Machinery & Heavy Trucks)	818
1,839,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	5,784
		34,741

Shares	Security Description	Value (000)
	Curaçao — 0.34%
103,452	Schlumberger Ltd. (Oil & Gas Equipment & Services)*	$6,715
	Denmark — 0.84%
158	A.P. Moller – Maersk A/S, Class – A (Marine)	984
411	A.P. Moller – Maersk A/S, Class – B (Marine)	2,696
18,750	Coloplast A/S, Class – B (Health Care Supplies)	3,372
56,245	Novo Nordisk A/S, Class – B (Pharmaceuticals)	8,159
138,465	TDC A/S (Integrated Telecommunication Services)	962
2,418	Topdanmark A/S (Multi-line Insurance) (a)	415
1,759	Tryg A/S (Property & Casualty Insurance)	99
		16,687
	Finland — 0.42%
20,066	Elisa Oyj (Integrated Telecommunication Services)	404
31,732	Fortum Oyj (Electric Utilities)	602
6,054	Kone Oyj, Class – B (Industrial Machinery)	366
27,500	Orion Oyj, Class – B (Integrated Oil & Gas)	521
248,270	Sampo Oyj, A Shares (Multi-line Insurance)	6,440
		8,333
	France — 9.46%
69,022	Air Liquide SA (Industrial Gases)	7,890
6,412	Arkema SA (Commodity Chemicals)	420
588,545	AXA SA (Multi-line Insurance)	7,867
353,124	BNP Paribas (Diversified Banks)	13,612
139,320	Bouygues SA (Construction & Engineering)	3,738
18,366	CNP Assurances (Life & Health Insurance) (a)	224
75,970	Compagnie de Saint-Gobain (Building Products)	2,807
37,609	Compagnie Generale des Etablissements Michelin, Class – B (Tires & Rubber)	2,460
90,928	Credit Agricole SA (Diversified Banks) (a)	401
208,567	Danone SA (Packaged Foods & Meats)	12,960
29,728	Electricite de France SA (Electric Utilities)	661
3,342	Fonciere des Regions (Diversified Real Estate Investment Trusts)	240
456,817	France Telecom SA (Integrated Telecommunication Services)	6,005
205,924	GDF Suez (Multi-Utilities)	4,910
2,721	Gecina SA (Diversified Real Estate Investment Trusts)	243
2,893	ICADE (Diversified Real Estate Investment Trusts)	219
45,044	JC Decaux SA (Advertising)	993
11,632	Klepierre (Retail Real Estate Investment Trusts)	382

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	France (continued)
8,476	L'Oreal SA (Personal Products)	$992
242,513	Legrand SA (Electrical Components & Equipment)	8,230
29,309	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	4,460
174,296	Pernod Ricard SA (Distillers & Vintners)	18,635
140,132	Sanofi-Aventis (Pharmaceuticals)	10,606
235,267	Schneider Electric SA (Electrical Components & Equipment)	13,075
59,079	SCOR SE (Reinsurance)	1,432
59,288	Societe Generale (Diversified Banks) (a)	1,390
34,802	Suez Environnement Co. (Multi-Utilities)	374
77,793	Technip SA (Oil & Gas Equipment & Services)	8,106
578,201	Total SA (Integrated Oil & Gas)	26,020
47,343	Unibail-Rodamco SE (Retail Real Estate Investment Trusts)	8,720
12,638	Valeo SA (Auto Parts & Equipment)	522
229,682	Vinci SA (Construction & Engineering)	10,733
319,476	Vivendi (Movies & Entertainment)	5,935
32,214	Zodiac Aerospace (Aerospace & Defense)	3,276
		188,538
	Germany — 8.88%
22,817	Allianz SE (Multi-line Insurance)	2,295
12,247	Axel Springer AG (Publishing)	526
223,194	BASF SE (Diversified Chemicals)	15,517
195,936	Bayer AG (Pharmaceuticals)	14,117
24,085	Bayerische Motoren Werke AG (Automobile Manufacturers)	1,743
100,556	Beiersdorf AG (Personal Products)	6,518
6,739	Bilfinger Berger SE (Construction & Engineering)	549
72,908	Brenntag AG (Trading Companies & Distributors) (b)	8,067
8,442	Continental AG (Auto Parts & Equipment)	704
123,820	Daimler AG (Automobile Manufacturers)	5,563
104,265	Deutsche Bank AG (Diversified Capital Markets)	3,763
129,489	Deutsche Boerse AG (Specialized Finance)	6,985
66,344	Deutsche Lufthansa AG – Registered (Airlines)	767
569,711	Deutsche Post AG (Air Freight & Logistics)	10,078
404,977	Deutsche Telekom AG – Registered (Integrated Telecommunication Services)	4,437
44,248	Deutsche Wohnen AG (Real Estate Operating Companies)	744
130,828	E.ON AG (Electric Utilities)	2,827
17,862	ElringKlinger AG (Auto Parts & Equipment)	426
34,346	Hannover Rueckversicherung AG – Registered (Reinsurance)	2,045

Shares	Security Description	Value (000)
	Germany (continued)
91,856	HeidelbergCement AG (Construction Materials)	$4,409
84,044	Infineon Technologies AG (Semiconductors)	569
11,536	Kabel Deutschland Holding AG (Cable & Satellite) (a)	719
5,607	Lanxess AG (Diversified Chemicals)	355
192,177	Linde AG (Industrial Gases)	29,925
36,486	Metro AG (Hypermarkets & Super Centers)	1,064
11,201	MTU Aero Engines Holding AG (Aerospace & Defense)	824
117,803	Muenchener Rueckversicherungs-Gesellschaft AG (Reinsurance)	16,620
43,741	RWE AG (Multi-Utilities)	1,788
172,363	SAP AG (Application Software)	10,205
257,734	Siemens AG (Industrial Conglomerates)	21,653
7,447	Volkswagen AG – Preferred (Automobile Manufacturers)	1,180
		176,982
	Greece — 0.02%
12,006	Leoni AG (Auto Parts & Equipment)	458
	Hong Kong — 4.60%
6,218,118	AIA Group Ltd. (Life & Health Insurance) (b)	21,478
1,298,163	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	3,996
426,235	Cathay Pacific Airways Ltd. (Airlines)	691
270,850	Cheung Kong (Holdings) Ltd. (Diversified Real Estate Activities)	3,344
140,534	Cheung Kong Infrastructure Holdings Ltd. (Electric Utilities) (b)	851
340,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	1,040
651,376	China Mobile Ltd. (Wireless Telecommunication Services)	7,151
160,000	CLP Holdings Ltd. (Electric Utilities)	1,360
2,162,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	4,359
126,000	Galaxy Entertainment Group Ltd. (Casinos & Gaming) (a)	317
204,989	Hang Lung Properties Ltd. (Diversified Real Estate Activities)	701
452,702	Hang Seng Bank Ltd. (Diversified Banks)	6,224
515,519	Henderson Land Development Co. Ltd. (Diversified Real Estate Activities)	2,866
626,175	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,330
55,200	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	794
475,543	HongKong Land Holdings Ltd. (Real Estate Operating Companies)	2,743
242,000	Li & Fung Ltd. (Distributors)	469
175,000	Lifestyle International Holdings Ltd. (Department Stores)	386

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Hong Kong (continued)
718,000	PCCW Ltd. (Integrated Telecommunication Services)	$265
124,155	Power Assets Holdings Ltd. (Electric Utilities)	932
1,762,354	Sands China Ltd. (Casinos & Gaming)	5,670
3,446,074	Sino Land Co. Ltd. (Real Estate Development)	5,233
1,827,000	SJM Holdings Ltd. (Casinos & Gaming)	3,423
565,880	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	6,728
143,304	Swire Pacific Ltd., Class – A (Diversified Real Estate Activities)	1,667
129,600	The Bank of East Asia Ltd. (Diversified Banks)	467
448,500	The Link Real Estate Investment Trust (Retail Real Estate Investment Trusts)	1,838
194,300	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	1,081
232,000	Tingyi (Cayman Islands) Holding Corp. (Packaged Foods & Meats)	598
1,552,034	Wynn Macau Ltd. (Casinos & Gaming)	3,662
		91,664
	India — 0.06%
16,000	HDFC Bank Ltd. – Sponsored ADR (Diversified Banks)*	521
20,200	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)*	655
		1,176
	Ireland — 0.87%
171,161	Covidien PLC (Health Care Equipment)*	9,157
14,920	CRH PLC (Construction Materials)	288
133,200	Ryanair Holdings PLC – Sponsored ADR (Airlines) (a)*	4,049
568,143	Smurfit Kappa Group PLC (Paper Packaging)	3,811
		17,305
	Israel — 0.09%
152,782	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	1,693
12,072	Mizrahi Tefahot Bank Ltd. (Diversified Banks) (a)	94
		1,787
	Italy — 1.70%
94,066	Atlantia SpA (Highways & Railtracks)	1,200
469,617	Enel SpA (Electric Utilities)	1,516
896,161	Eni SpA (Integrated Oil & Gas)	19,036
488,031	Fiat Industrial SpA (Construction & Farm Machinery & Heavy Trucks)	4,803
59,145	Fiat SpA (Automobile Manufacturers) (a)	298
1,050,451	Snam Rete Gas SpA (Gas Utilities)	4,705
1,291,495	Telecom Italia SpA (Integrated Telecommunication Services)	1,276

Shares	Security Description	Value (000)
	Italy (continued)
826,590	Telecom Italia SpA (Integrated Telecommunication Services)	$670
90,935	Terna – Rete Elettrica Nationale SpA (Electric Utilities)	329
		33,833
	Japan — 17.78%
4,000	Aeon Credit Service Co. Ltd. (Consumer Finance)	74
223,200	Ajinomoto Co., Inc. (Packaged Foods & Meats)	3,107
25,400	Aoyama Trading Co. Ltd. (Apparel Retail)	521
485,913	Aozora Bank Ltd. (Diversified Banks)	1,157
232,946	Asahi Glass Co. Ltd. (Building Products)	1,572
648,079	Asahi Kasei Corp. (Commodity Chemicals)	3,514
100,043	Astellas Pharma, Inc. (Pharmaceuticals)	4,367
183,044	Bridgestone Corp. (Tires & Rubber)	4,204
54,372	Brother Industries Ltd. (Office Electronics)	623
341,100	Canon, Inc. (Office Electronics)	13,616
48,838	Casio Computer Co. Ltd. (Consumer Electronics)	320
32,800	Century Tokyo Leasing Corp. (Specialized Finance)	615
35,395	Chubu Electric Power Co., Inc. (Electric Utilities)	574
51,055	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	968
13,956	Coca-Cola West Co. Ltd. (Soft Drinks)	243
122,192	Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)	311
130,000	Dai Nippon Printing Co. Ltd. (Commercial Printing)	1,019
44,000	Daihatsu Motor Co. Ltd. (Automobile Manufacturers)	770
153,800	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	2,594
32,996	Daito Trust Construction Co. Ltd. (Diversified Real Estate Activities)	3,128
66,000	Daiwa House Industry Co. Ltd. (Diversified Real Estate Activities)	936
47,000	DCM Holdings Co. Ltd. (Home Improvement Retail)	334
110,571	Denki Kagaku Kogyo Kabushiki Kaisha (Commodity Chemicals)	387
67,600	Denso Corp. (Auto Parts & Equipment)	2,310
42,700	East Japan Railway Co. (Railroads)	2,682
57,058	Eisai Co. Ltd. (Pharmaceuticals)	2,499
5,888	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	155
15,900	Fanuc Ltd. (Industrial Machinery)	2,614
5,200	Fast Retailing Co. Ltd. (Apparel Retail)	1,041
18,100	Fuji Machine Mfg. Co. Ltd. (Industrial Machinery)	321
32,500	FUJIFILM Holdings Corp. (Electronic Equipment & Instruments)	616
428,594	Fujitsu Ltd. (Computer Hardware)	2,052

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
83,100	Hamamatsu Photonics K.K. (Electronic Components)	$2,820
23,882	Hitachi Chemical Co. Ltd. (Specialty Chemicals)	376
1,010,000	Hitachi Ltd. (Electronic Equipment & Instruments)	6,229
9,500	Hokkaido Electric Power Co., Inc. (Electric Utilities)	123
8,468	Hokuriku Electric Power Co. (Electric Utilities)	132
624,035	Honda Motor Co. Ltd. (Automobile Manufacturers)	21,780
98,100	HOYA Corp. (Electronic Components)	2,162
446,219	ITOCHU Corp. (Trading Companies & Distributors)	4,691
34	Japan Prime Realty Investment Corp. (Office Real Estate Investment Trusts)	96
31	Japan Real Estate Investment Corp. (Office Real Estate Investment Trusts)	284
108	Japan Retail Fund Investment Corp. (Retail Real Estate Investment Trusts)	171
762,800	Japan Tobacco, Inc. (Tobacco)	22,603
382,000	JGC Corp. (Construction & Engineering)	11,077
59,900	JS Group Corp. (Building Products)	1,264
26,500	JTEKT Corp. (Industrial Machinery)	274
464	Jupiter Telecommunications Co. Ltd. (Cable & Satellite)	473
517,700	JX Holdings, Inc. (Oil & Gas Refining & Marketing)	2,669
83,700	Kakaku.com, Inc. (Internet Software & Services)	2,841
64,602	Kaneka Corp. (Commodity Chemicals)	357
466,443	Kao Corp. (Personal Products)	12,866
1,670	KDDI Corp. (Wireless Telecommunication Services)	10,775
22,050	Keyence Corp. (Electronic Equipment & Instruments)	5,456
197,000	Kirin Holdings Co. Ltd. (Brewers)	2,322
46,300	Komatsu Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,105
111,146	Konica Minolta Holdings, Inc. (Office Electronics)	876
78,975	Kuraray Co. Ltd. (Commodity Chemicals)	1,024
39,900	Kurita Water Industries Ltd. (Industrial Machinery)	923
72,000	KYB Co. Ltd. (Auto Parts & Equipment)	324
24,000	Kyushu Electric Power Co., Inc. (Electric Utilities)	285
13,300	Lawson, Inc. (Food Retail)	930
638,549	Marubeni Corp. (Trading Companies & Distributors)	4,255
9,780	Maruichi Steel Tube Ltd. (Steel)	211
28,100	MediPal Holdings Corp. (Health Care Distributors)	398

Shares	Security Description	Value (000)
	Japan (continued)
310,324	Mitsubishi Chemical Holdings Corp. (Diversified Chemicals)	$1,368
386,894	Mitsubishi Corp. (Trading Companies & Distributors)	7,822
234,000	Mitsubishi Electric Corp. (Heavy Electrical Equipment)	1,958
50,900	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	732
845,460	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	4,051
392,922	Mitsui & Co. Ltd. (Trading Companies & Distributors)	5,840
205,000	Mitsui Chemicals, Inc. (Commodity Chemicals)	513
20,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	388
1,704,398	Mizuho Financial Group, Inc. (Diversified Banks)	2,880
29,800	MS&AD Insurance Group Holdings, Inc. (Property & Casualty Insurance)	521
121,100	Murata Manufacturing Co. Ltd. (Electronic Components)	6,371
24,600	Net One Systems Co. Ltd. (IT Consulting & Other Services)	328
338,327	NGK Insulators Ltd. (Industrial Machinery)	3,747
49,000	NHK Spring Co. Ltd. (Auto Parts & Equipment)	529
26,726	Nintendo Co. Ltd. (Home Entertainment Software)	3,122
35	Nippon Building Fund, Inc. (Office Real Estate Investment Trusts)	338
192,658	Nippon Express Co. Ltd. (Trucking)	796
65,700	Nippon Telegraph & Telephone Corp. (Integrated Telecommunication Services)	3,064
91,500	Nissan Motor Co. Ltd. (Automobile Manufacturers)	869
6,350	Nitori Holdings Co. Ltd. (Homefurnishing Retail)	601
37,448	Nitto Denko Corp. (Specialty Chemicals)	1,605
14	Nomura Real Estate Office Fund, Inc. (Office Real Estate Investment Trusts)	79
23,000	Nomura Research Institute Ltd. (IT Consulting & Other Services)	506
99,296	NTN Corp. (Industrial Machinery)	313
2,809	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	4,675
184,213	Oji Paper Co. Ltd. (Paper Products)	706
18,665	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,173
54,000	Oracle Corp. Japan (Systems Software)	2,325
10,860	ORIX Corp. (Consumer Finance)	1,012
145,000	Osaka Gas Co. Ltd. (Gas Utilities)	608
108,469	Resona Holdings, Inc. (Regional Banks)	447
148,313	Ricoh Co. Ltd. (Office Electronics)	1,252

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Japan (continued)
65,119	Sankyo Co. Ltd. (Leisure Products)	$3,178
16,900	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals)	695
45,700	Sega Sammy Holdings, Inc. (Leisure Products)	930
29,900	Seiko Epson Corp. (Computer Storage & Peripherals)	303
123,000	Sekisui House Ltd. (Homebuilding)	1,162
9,500	Shikoku Electric Power Co., Inc. (Electric Utilities)	202
68,100	Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals)	3,751
67,966	Shionogi & Co. Ltd. (Pharmaceuticals)	924
81,445	Shiseido Co. Ltd. (Personal Products)	1,285
38,000	Shizuoka Gas Co. Ltd. (Gas Utilities)	254
42,570	Showa Shell Sekiyu K.K. (Oil & Gas Refining & Marketing)	261
25,100	SMC Corp. (Industrial Machinery)	4,353
400,176	SOFTBANK Corp. (Wireless Telecommunication Services)	14,899
412,600	Sony Financial Holdings, Inc. (Life & Health Insurance)	6,736
51,900	Start Today Co. Ltd. (Internet Retail)	725
339,827	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	1,045
374,166	Sumitomo Corp. (Trading Companies & Distributors)	5,236
357,000	Sumitomo Electric Industries Ltd. (Electrical Components & Equipment)	4,449
126,000	Sumitomo Heavy Industries Ltd. (Industrial Machinery)	567
120,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	1,353
187,587	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)	6,198
182,000	Sumitomo Mitsui Trust Holdings, Inc. (Diversified Banks)	544
15,830	Sumitomo Real Estate Sales Co. Ltd. (Real Estate Services)	771
67,500	Suzuki Motor Corp. (Automobile Manufacturers)	1,386
65,100	Sysmex Corp. (Health Care Equipment)	2,575
33,600	T&D Holdings, Inc. (Life & Health Insurance)	358
134,000	Taisei Corp. (Construction & Engineering)	359
8,300	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	702
178,827	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	8,121
21,700	TDK Corp. (Electronic Components)	884
70,750	The Bank of Yokohama Ltd. (Regional Banks)	335
16,679	The Chugoku Electric Power Co., Inc. (Electric Utilities)	275
79,000	The Higo Bank Ltd. (Regional Banks)	420

Shares	Security Description	Value (000)
	Japan (continued)
41,491	The Kansai Electric Power Co., Inc. (Electric Utilities)	$498
89,000	The San-in Godo Bank Ltd. (Regional Banks)	628
66,649	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	1,673
139,200	Tokyo Electron Ltd. (Semiconductor Equipment)	6,529
644,000	Tokyo Gas Co. Ltd. (Gas Utilities)	3,292
65,000	TonenGeneral Sekiyu K.K. (Oil & Gas Refining & Marketing)	578
128,000	Toppan Printing Co. Ltd. (Commercial Printing)	855
283,000	Toshiba Corp. (Computer Hardware)	1,077
116,631	Tosoh Corp. (Commodity Chemicals)	318
239,600	Toyota Motor Corp. (Automobile Manufacturers)	9,673
48,300	Toyota Tsusho Corp. (Trading Companies & Distributors)	923
95,695	Trend Micro, Inc. (Systems Software)	2,820
13,900	Tsumura & Co. (Pharmaceuticals)	368
164,000	UNY Co. Ltd. (Hypermarkets & Super Centers)	1,797
5,083	USS Co. Ltd. (Automotive Retail)	549
118,700	West Japan Railway Co. (Railroads)	4,884
1,857	Yahoo Japan Corp. (Internet Software & Services)	601
34,000	Zeon Corp. (Specialty Chemicals)	259
		354,513
	Jersey — 0.96%
512,253	Glencore International PLC (Diversified Metals & Mining)	2,375
372,697	Petrofac Ltd. (Oil & Gas Equipment & Services)	8,134
219,930	Shire PLC (Pharmaceuticals)	6,326
60,600	Wolseley PLC (Trading Companies & Distributors)	2,258
		19,093
	Luxembourg — 0.23%
48,662	Oriflame Cosmetics SA (Personal Products)	1,632
121,859	SES – FDR, Class – A (Cable & Satellite)	2,881
		4,513
	Netherlands — 5.61%
457,890	AEGON NV (Life & Health Insurance)	2,123
364,445	Akzo Nobel NV (Diversified Chemicals)	17,150
97,270	ASML Holding NV (Semiconductor Equipment)	4,995
24,372	ASML Holding NV – NYS (Semiconductor Equipment)*	1,253
3,124	Corio NV (Retail Real Estate Investment Trusts)	138
43,111	European Aeronautic Defence & Space Co. (Aerospace & Defense)	1,530

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Netherlands (continued)
93,619	Fugro NV (Oil & Gas Equipment & Services)	$5,678
120,133	Gemalto NV (Computer Storage & Peripherals)	8,627
314,839	ING Groep NV (Other Diversified Financial Services) (a)	2,110
184,093	Koninklijke Ahold NV (Food Retail)	2,280
13,341	Koninklijke Boskalis Westminster NV (Construction & Engineering)	440
63,853	Koninklijke DSM NV (Diversified Chemicals)	3,147
201,700	Koninklijke KPN NV (Integrated Telecommunication Services)	1,928
184,335	Koninklijke Philips Electronics NV (Industrial Conglomerates)	3,632
58,985	Koninklijke Vopak NV (Marine Ports & Services)	3,783
1,336,349	Reed Elsevier NV (Publishing)	15,243
189,028	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	6,368
1,192,921	TNT NV (Air Freight & Logistics)	4,928
718,141	Unilever NV (Packaged Foods & Meats)	23,986
100,394	Wolters Kluwer NV (Publishing)	1,596
30,603	Ziggo NV (Alternative Carriers) (a)(b)	975
		111,910
	New Zealand — 0.03%
275,186	Telecom Corp. of New Zealand Ltd. (Integrated Telecommunication Services)	524
	Nigeria — 0.05%
1,587,376	Nigerian Breweries PLC (Brewers)	989
	Norway — 0.68%
105,130	DNB ASA (Diversified Banks)	1,046
18,705	Fred. Olsen Energy ASA (Oil & Gas Drilling)	670
11,877	Gjensidige Forsikring ASA (Multi-line Insurance)	138
182,409	Orkla ASA (Industrial Conglomerates)	1,324
422,242	Statoil ASA (Integrated Oil & Gas)	10,075
6,867	Yara International ASA (Fertilizers & Agricultural Chemicals)	301
		13,554
	Papua New Guinea — 0.16%
465,063	Oil Search Ltd. (Oil & Gas Exploration & Production) (b)	3,167
	Portugal — 0.02%
136,215	EDP – Energias de Portugal SA (Electric Utilities)	322
	Russia — 0.18%
194,522	Gazprom OAO – Sponsored GDR, Registered Shares (Integrated Oil & Gas)*	1,848
27,070	LUKOIL – Sponsored ADR (Integrated Oil & Gas)*	1,518

Shares	Security Description	Value (000)
	Russia (continued)
29,062	Sberbank of Russia – Sponsored ADR (Diversified Banks)*	$314
		3,680
	Singapore — 1.95%
133,000	Ascendas Real Estate Investment Trust (Industrial Real Estate Investment Trusts)	227
216,000	CapitaLand Ltd. (Diversified Real Estate Activities)	466
165,000	CapitaMall Trust (Retail Real Estate Investment Trusts)	250
162,377	City Developments Ltd. (Diversified Real Estate Activities)	1,448
492,527	DBS Group Holdings Ltd. (Diversified Banks)	5,442
1,982,463	Genting Singapore PLC (Casinos & Gaming)	2,228
1,441,297	Hutchison Port Holdings Trust (Marine Ports & Services)	1,030
653,000	Keppel Corp. Ltd. (Industrial Conglomerates)	5,351
53,000	Keppel Land Ltd. (Real Estate Development)	136
1,702,897	Olam International Ltd. (Food Distributors) (b)	2,467
433,000	SembCorp Industries Ltd. (Industrial Conglomerates)	1,773
1,609,000	SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)	6,143
789,291	Singapore Airlines Ltd. (Airlines)	6,510
60,399	Singapore Exchange Ltd. (Specialized Finance)	304
455,730	Singapore Press Holdings Ltd. (Publishing)	1,408
1,383,000	Singapore Telecommunications Ltd. (Integrated Telecommunication Services)	3,623
		38,806
	South Korea — 1.41%
21,200	Hana Financial Group, Inc. (Diversified Banks)	678
87,350	Hynix Semiconductor, Inc. (Semiconductors) (a)	1,845
18,560	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	4,235
4,148	Hyundai Mobis (Auto Parts & Equipment)	1,006
152,340	KT&G Corp. (Tobacco)	10,802
7,323	Samsung C&T Corp. (Trading Companies & Distributors)	423
8,579	Samsung Electronics Co. Ltd. (Semiconductors)	9,086
		28,075
	Spain — 1.91%
57,020	Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)	407

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Spain (continued)
158,500	Banco Popular Espanol SA (Diversified Banks)	$358
2,027,785	Banco Santander SA (Diversified Banks)	13,412
109,412	CaixaBank (Diversified Banks)	356
619	Construcciones y Auxiliar de Ferrocarriles SA (Construction & Farm Machinery & Heavy Trucks)	288
427,663	Enagas (Gas Utilities)	7,802
99,655	Grifols SA (Biotechnology) (a)	2,524
22,319	Industria de Diseno Textil SA (Apparel Retail)	2,307
83,401	Red Electrica Corporacion SA (Electric Utilities)	3,639
12,324	Repsol YPF SA (Integrated Oil & Gas)	198
140,437	Tecnicas Reunidas SA (Oil & Gas Equipment & Services)	5,872
20,941	Viscofan SA (Packaged Foods & Meats)	900
		38,063
	Sweden — 2.50%
158,763	Assa Abloy AB, Class – B (Building Products)	4,435
112,450	Atlas Copco AB, A Shares (Industrial Machinery)	2,421
8,406	Elekta AB, B Shares (Health Care Equipment)	384
375,002	Hennes & Mauritz AB, B Shares (Apparel Retail)	13,466
11,880	Holmen AB, B Shares (Paper Products)	324
6,219	Industrivarden AB, C Shares (Multi-Sector Holdings)	80
11,308	Investment AB Kinnevik, B Shares (Multi-Sector Holdings)	227
26,893	Investor AB, B Shares (Diversified Capital Markets)	514
83,236	Lundin Petroleum AB (Oil & Gas Exploration & Production) (a)	1,559
155,455	Nordea Bank AB (Diversified Banks)	1,340
10,344	Ratos AB, B Shares (Asset Management & Custody Banks)	98
75,074	Securitas AB, B Shares (Security & Alarm Services)	584
1,004,007	Skandinaviska Enskilda Banken AB, Class – A (Diversified Banks)	6,523
89,963	Skanska AB, B Shares (Construction & Engineering)	1,379
135,658	Svenska Cellulosa AB, B Shares (Paper Products)	2,036
113,714	Svenska Handelsbanken AB, A Shares (Diversified Banks)	3,740
83,653	Swedbank AB, A Shares (Diversified Banks)	1,319
37,529	Tele2 AB, B Shares (Integrated Telecommunication Services)	582
725,108	Telefonaktiebolaget LM Ericsson, B Shares (Communications Equipment)	6,637

Shares	Security Description	Value (000)
	Sweden (continued)
253,043	TeliaSonera AB (Integrated Telecommunication Services)	$1,617
59,000	Volvo AB, B Shares (Construction & Farm Machinery & Heavy Trucks)	675
		49,940
	Switzerland — 8.62%
628,797	ABB Ltd. – Registered (Heavy Electrical Equipment)	10,271
3,470	Baloise Holding AG – Registered (Multi-line Insurance)	229
209	Banque Cantonale Vaudoise – Registered (Regional Banks)	111
145,990	Compagnie Financiere Richemont SA, Class – A (Apparel, Accessories & Luxury Goods)	8,019
20,802	DKSH Holding Ltd. (Advertising) (a)	1,140
11,080	Givaudan SA – Registered (Specialty Chemicals)	10,879
30,760	Holcim Ltd. – Registered (Construction Materials)	1,705
14,890	Lonza Group AG – Registered (Life Sciences Tools & Services)	620
633,456	Nestle SA (Packaged Foods & Meats)	37,817
482,086	Novartis AG – Registered (Pharmaceuticals)	26,964
1,934	Pargesa Holding SA (Multi-Sector Holdings)	115
218,336	Roche Holding AG – Genusscheine (Pharmaceuticals)	37,728
298	SGS SA – Registered (Research and Consulting Services)	559
9,025	Sonova Holding AG – Registered (Health Care Equipment)	873
3,474	Swiss Prime Site AG – Registered (Real Estate Operating Companies)	290
25,763	Swiss Re AG (Reinsurance)	1,625
8,943	Swisscom AG – Registered (Integrated Telecommunication Services)	3,604
11,490	Syngenta AG – Registered (Fertilizers & Agricultural Chemicals)	3,935
121,164	Temenos Group AG – Registered (Application Software) (a)	2,004
11,412	The Swatch Group AG (Apparel, Accessories & Luxury Goods)	4,512
20,457	The Swatch Group AG – Registered (Apparel, Accessories & Luxury Goods)	1,424
20,438	Transocean Ltd. (Oil & Gas Drilling)	917
616,632	UBS AG – Registered (Diversified Capital Markets)	7,218
41,238	Zurich Financial Services AG (Multi-line Insurance)	9,328
		171,887
	Taiwan — 0.12%
6,707	Asustek Computer, Inc. – Sponsored GDR, Registered Shares (Computer Hardware)	305

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
41,158	Hon Hai Precision Industry Co. Ltd. – Sponsored GDR, Registered Shares (Electronic Manufacturing Services)*	$237
129,400	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors) (a)*	1,806
		2,348
	United Kingdom — 18.39%
39,112	Anglo American PLC (Diversified Metals & Mining)	1,285
21,653	Antofagasta PLC (Diversified Metals & Mining)	370
26,327	ARM Holdings PLC (Semiconductors)	209
14,700	ASOS PLC (Internet Retail) (a)	409
256,803	AstraZeneca PLC (Pharmaceuticals)	11,474
1,311,583	Aviva PLC (Multi-line Insurance)	5,615
805,374	BAE Systems PLC (Aerospace & Defense)	3,651
1,551,780	Balfour Beatty PLC (Construction & Engineering)	7,255
4,638,949	Barclays PLC (Diversified Banks)	11,852
228,300	BG Group PLC (Integrated Oil & Gas)	4,673
416,382	BHP Billiton PLC (Diversified Metals & Mining)	11,833
2,234,855	BP PLC (Integrated Oil & Gas)	14,922
548,059	British American Tobacco PLC (Tobacco)	27,859
51,670	British Land Co. PLC (Diversified Real Estate Investment Trusts)	414
265,564	British Sky Broadcasting Group PLC (Cable & Satellite)	2,895
663,993	BT Group PLC (Integrated Telecommunication Services)	2,200
48,721	Burberry Group PLC (Apparel, Accessories & Luxury Goods)	1,014
106,993	Capita PLC (Human Resource & Employment Services)	1,099
33,606	Capital Shopping Centres Group PLC (Retail Real Estate Investment Trusts)	170
15,932	Carnival PLC (Hotels, Resorts & Cruise Lines)	545
462,873	Centrica PLC (Multi-Utilities)	2,314
284,321	Diageo PLC (Distillers & Vintners)	7,327
54,000	Ensco PLC, Class – A (Oil & Gas Drilling)*	2,536
389,971	Eurasian Natural Resources Corp. (Diversified Metals & Mining)	2,545
58,872	FirstGroup PLC (Railroads)	208
30,609	Fresnillo PLC (Precious Metals & Minerals)	701
543,768	GKN PLC (Auto Parts & Equipment)	1,541
834,354	GlaxoSmithKline PLC (Pharmaceuticals)	18,949
43,286	Hammerson PLC (Retail Real Estate Investment Trusts)	301
3,445,833	HSBC Holdings PLC (Diversified Banks)	30,359
1,007,918	HSBC Holdings PLC (HK) (Diversified Banks)	8,917

Shares	Security Description	Value (000)
	United Kingdom (continued)
33,279	ICAP PLC (Investment Banking & Brokerage)	$176
684,559	Imperial Tobacco Group PLC (Tobacco)	26,371
32,383	Investec PLC (Diversified Capital Markets)	189
623,384	ITV PLC (Broadcasting)	750
493,247	J Sainsbury PLC (Food Retail)	2,331
31,629	John Wood Group PLC (Oil & Gas Equipment & Services)	341
87,126	Johnson Matthey PLC (Specialty Chemicals)	3,021
421,863	Kingfisher PLC (Home Improvement Retail)	1,903
142,075	Land Securities Group PLC (Diversified Real Estate Investment Trusts)	1,646
361,836	Legal & General Group PLC (Life & Health Insurance)	723
404,648	Marks & Spencer Group PLC (Department Stores)	2,063
674,442	Michael Page International PLC (Human Resource & Employment Services)	3,952
136,921	Mondi PLC (Paper Products)	1,173
492,235	National Grid PLC (Multi-Utilities)	5,216
15,413	Pearson PLC (Publishing)	306
111,716	Premier Farnell PLC (Technology Distributors)	303
40,044	Provident Financial PLC (Consumer Finance)	762
793,633	Prudential PLC (Life & Health Insurance)	9,201
4,450	RecKitt Benckiser Group PLC (Household Products)	235
302,245	Reed Elsevier PLC (Publishing)	2,422
86,389	Resolution Ltd. (Life & Health Insurance)	266
879,394	Rexam PLC (Metal & Glass Containers)	5,803
161,037	Rio Tinto PLC (Diversified Metals & Mining)	7,652
521,382	Rolls-Royce Holdings PLC (Aerospace & Defense)	7,026
30,835	Rotork PLC (Industrial Machinery)	953
113,484	Royal Dutch Shell PLC, A Shares (Integrated Oil & Gas)	3,830
209,555	Royal Dutch Shell PLC, B Shares (Integrated Oil & Gas)	7,317
221,410	RSA Insurance Group PLC (Multi-line Insurance)	376
223,195	SABMiller PLC (Brewers)	8,953
44,473	SEGRO PLC (Industrial Real Estate Investment Trusts)	151
14,514	Severn Trent PLC (Water Utilities)	376
5,200	Shire PLC – Sponsored ADR (Pharmaceuticals)*	449
70,611	Spirax-Sarco Engineering PLC (Industrial Machinery)	2,200
57,999	SSE PLC (Electric Utilities)	1,265

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	United Kingdom (continued)
180,834	Standard Chartered PLC (Diversified Banks)	$3,928
144,554	Standard Life PLC (Life & Health Insurance)	529
231,784	Tate & Lyle PLC (Packaged Foods & Meats)	2,354
632,920	Taylor Wimpey PLC (Homebuilding)	475
3,927,164	Tesco PLC (Food Retail)	19,082
326,946	The Sage Group PLC (Application Software)	1,423
142,594	Tullow Oil PLC (Oil & Gas Exploration & Production)	3,295
248,698	Unilever PLC (Packaged Foods & Meats)	8,348
41,724	United Utilities Group PLC (Multi-Utilities)	442
20,064	Vedanta Resources PLC (Diversified Metals & Mining)	288
5,867,810	Vodafone Group PLC (Wireless Telecommunication Services)	16,490
40,885	WH Smith PLC (Specialty Stores)	349
122,961	Whitbread PLC (Restaurants)	3,909
850,052	William Morrison Supermarkets PLC (Food Retail)	3,546
427,319	WPP PLC (Broadcasting)	5,187
135,898	Xstrata PLC (Diversified Metals & Mining)	1,708
		366,496
	United States — 0.07%
18,177	Liberty Global, Inc., Class – A (Cable & Satellite) (a)*	902
18,712	Virgin Media, Inc. (Cable & Satellite)*	457
		1,359
	Total Common Stocks	1,939,573
	Preferred Stocks — 0.32%
	Germany — 0.32%
7,472	Fuchs Petrolub AG – Preferred (Oil & Gas Exploration & Production)	410
90,926	Henkel AG & Co. KGaA – Preferred (Household Products)	6,041
	Total Preferred Stocks	6,451
	Right — 0.00%
	Spain — 0.00%
12,324	Repsol YPF SA (Integrated Oil & Gas) (a) *	9
	Total Right	9
	Time Deposit — 1.54%
$30,758	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/2/12	30,758
	Total Time Deposit	30,758

Shares	Security Description	Value (000)
	Mutual Funds — 0.13%
	United States — 0.13%
523,000	Alliance Money Market Fund Prime Portfolio, 0.08% (c)	$523
2,010,134	SSgA U.S. Government Money Market, 0.00% (c)	2,010
	Total Mutual Funds	2,533
	Total Investments (cost $1,951,606) — 99.30%	1,979,324
	Other assets in excess of liabilities — 0.70%	13,977
	Net Assets — 100.00%	$1,993,321
*	Security was not Fair valued on June 30, 2012 and represents a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in Notes to Financial Statements.
(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on June 30, 2012.

ADR — American Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

NYS — New York Registered Shares

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — June 30, 2012

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in notes to financial statements.

The Institutional International Equity Portfolio	Artisan Partners LP	Capital Guardian Trust Co.	Causeway Capital Management LLC	Lazard Asset Management LLC	SSgA Funds Management, Inc. – Quality Yield	Total
Common Stocks	19.46%	19.10%	19.35%	10.52%	28.88%	97.31%
Preferred Stocks	0.30%	0.02%	—	—	—	0.32%
Right	—	0.00%	—	—	—	0.00%
Time Deposit	0.80%	0.59%	0.15%	—	—	1.54%
Mutual Funds	—	—	—	0.10%	0.03%	0.13%
Other Assets (Liabilities)	0.03%	0.16%	0.24%	0.07%	0.20%	0.70%
Total Net Assets	20.59%	19.87%	19.74%	10.69%	29.11%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2012.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
446,000	Euro	Bank of America	7/10/12	$557	$565	$8
	Total Currencies Purchased			$557	$565	$8
	Currencies Sold
446,000	Euro	Bank of America	7/10/12	$552	$564	$(12)
1,946,000	Euro	Bank of America	7/16/12	2,434	2,463	(29)
8,380,501	Euro	State Street	7/26/12	11,075	10,605	470
73,950,000	Japanese Yen	Bank of New York	7/11/12	935	925	10
556,240,000	Japanese Yen	Credit Suisse	7/23/12	7,025	6,962	63
	Total Currencies Sold.			$22,021	$21,519	$502
	Net Unrealized Appreciation/(Depreciation).					$510

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks — 88.44%
	Bermuda — 0.49%
2,554,000	Cosco Pacific Ltd. (Marine Ports & Services)	$3,504
	Brazil — 12.73%
7,500	AES Tiete SA – Preferred (Independent Power Producers & Energy Traders)*	107
164,328	Banco Bradesco SA – Sponsored ADR (Diversified Banks)*	2,444
279,913	Banco do Brasil SA (Diversified Banks)*	2,711
13,500	Banco do Estado do Rio Grande do Sul SA – Preferred, Class B (Diversified Banks)*	95
510,720	Banco Santander Brasil SA – Sponsored ADR (Diversified Banks)*	3,958
295,404	BM&F BOVESPA SA (Specialized Finance)*	1,490
80,500	BR Properties SA (Diversified Real Estate Activities)*	942
171,900	Brasil Insurance Participacoes e Adminstracao SA (Insurance Brokers)*	1,528
398,400	Centrais Eletricas Brasileiras SA (Electric Utilities)*	2,813
51,000	Cia de Saneamento Basico do Estado de Sao Paulo SABESP – Sponsored ADR (Water Utilities)*	3,869
74,500	Cia. Hering SA (Apparel Retail)*	1,415
148,500	Companhia de Bebidas das Americas – Sponsored ADR (Brewers)*	5,692
137,700	Companhia de Tecidos Norte de Minas (Textiles)*	181
2,600	Companhia de Transmissao de Energia Eletrica Paulista – Preferred (Electric Utilities)*	83
11,800	Companhia Energetica de Sao Paulo – Preferred, Class B (Independent Power Producers & Energy Traders)*	215
17,900	CPFL Energia SA (Electric Utilities)*	224
53,100	Duratex SA (Forest Products)*	283
311,000	EDP – Energias do Brasil SA (Electric Utilities)*	2,012
5,000	Fibria Celulose SA (Paper Products) (a)*	37
284,800	Fibria Celulose SA – Sponsored ADR (Paper Products)*	2,133
236,600	Gafisa SA – Sponsored ADR (Homebuilding)*	601
36,950	Gerdau SA – Sponsored ADR (Steel)*	324
73,500	Iochpe-Maxion SA (Construction & Farm Machinery & Heavy Trucks)*	843
395,856	Itau Unibanco Holding SA (Diversified Banks)*	5,533
96,370	Itau Unibanco Holding SA – Sponsored ADR (Diversified Banks)*	1,342
314,243	Itausa – Investimentos Itau SA – Preferred (Diversified Banks)*	1,322
527,200	JBS SA (Packaged Foods & Meats)*	1,583
4,600	Light SA (Electric Utilities)*	56

Shares	Security Description	Value (000)
	Brazil (continued)
296,700	Magnesita Refratarios SA (Construction Materials)*	$946
110,100	Obrascon Huarte Lain Brasil SA (Highways & Railtracks)*	970
32,230	Oi SA – ADR (Integrated Telecommunication Services)*	150
162,123	Oi SA – ADR (Integrated Telecommunication Services)*	2,001
678,800	PDG Realty SA Empreendimentos e Participacoes (Diversified Real Estate Investment Trusts)*	1,193
828,700	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)*	15,555
275,960	Porto Seguro SA (Multi-line Insurance)*	2,351
253,600	Redecard SA (Data Processing & Outsourced Services)*	4,148
109,000	Souza Cruz SA (Tobacco)*	1,584
171,024	Sul America SA (Multi-line Insurance)*	1,336
12,200	Tractebel Energia SA (Independent Power Producers & Energy Traders)*	224
103,100	Ultrapar Participacoes SA (Oil & Gas Storage & Transportation)*	2,345
41,800	Vale SA (Steel)*	832
718,060	Vale SA – Sponsored ADR (Steel)*	14,254
		91,725
	Cayman Islands — 0.25%
519,500	Asia Cement China Holdings Corp. (Construction Materials)	233
258,000	Bosideng International Holdings Ltd. (Apparel, Accessories & Luxury Goods)	67
312,000	China Shanshui Cement Group Ltd. (Construction Materials)	215
518,000	Dongyue Group (Specialty Chemicals)	244
928,000	Minth Group Ltd. (Auto Parts & Equipment)	1,007
		1,766
	Chile — 0.19%
814,443	Banco de Chile SA (Diversified Banks)*	114
1,439	Banco de Credito e Inversiones (Diversified Banks)*	90
3,031,786	Banco Santander Chile (Diversified Banks)*	226
3,435	Cap SA (Steel)*	127
4,027,845	CorpBanca (Diversified Banks)*	51
24,209	E-CL SA (Electric Utilities)*	58
5,436	Empresa Nacional de Telecomunicaiones SA (Wireless Telecommunication Services)*	103
600,346	Enersis SA (Electric Utilities)*	226
10,080	LATAM Airlines Group SA – BDR (Airlines)*	263
37,771	Vina Concha y Toro SA (Distillers & Vintners)*	74
		1,332

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	China — 11.76%
1,195,000	Agricultural Bank of China Ltd., H Shares (Diversified Banks)	$484
15,201,100	Bank of China Ltd., H Shares (Diversified Banks)	5,839
3,474,000	Beijing Capital International Airport Co. Ltd., H Shares (Airport Services)	2,123
5,187,500	BYD Electronic International Co. Ltd. (Communications Equipment)	1,050
82,000	China BlueChemical Ltd., H Shares (Fertilizers & Agricultural Chemicals)	47
4,023,000	China Coal Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	3,340
890,000	China Communications Construction Co. Ltd., H Shares (Construction & Engineering)	790
1,612,000	China Communications Services Corp. Ltd., H Shares (Integrated Telecommunication Services)	801
11,659,250	China Construction Bank Corp., H Shares (Diversified Banks)	8,055
59,200	China International Marine Containers (Group) Co. Ltd., Class – B (Industrial Machinery)	76
1,744,000	China Life Insurance Co. Ltd., H Shares (Life & Health Insurance)	4,593
3,439,500	China Minsheng Banking Corp. Ltd., H Shares (Diversified Banks)	3,080
470,000	China National Building Material Co. Ltd., H Shares (Construction Materials)	513
4,170,000	China Petroleum & Chemical Corp., H Shares (Integrated Oil & Gas)	3,727
4,271,000	China Power International Development Ltd. (Independent Power Producers & Energy Traders)	1,127
2,380,000	China Railway Construction Corp. Ltd., H Shares (Construction & Engineering)	1,995
4,034,000	China Railway Group Ltd., H Shares (Construction & Engineering)	1,704
308,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	1,090
35,100	CSG Holding Co. Ltd., Class – B (Construction Materials)	24
888,000	Dongfeng Motor Group Co. Ltd., H Shares (Automobile Manufacturers)	1,388
212,000	ENN Energy Holdings Ltd. (Gas Utilities)	748
7,329,200	Global Bio-Chem Technology Group Co. Ltd. (Agricultural Products)	1,064
3,651,324	Guangzhou Automobile Group Co. Ltd., H Shares (Automobile Manufacturers) (a)	3,070
87,624	Huaneng Power International, Inc. – Sponsored ADR (Electric Utilities)*	2,611
16,900,440	Industrial & Commercial Bank of China Ltd., H Shares (Diversified Banks)	9,474

Shares	Security Description	Value (000)
	China (continued)
142,700	Inner Mongolia Yitai Coal Co. Ltd., Class – B (Coal & Consumable Fuels) (a)	$810
106,000	Jiangsu Expressway Co. Ltd., H Shares (Highways & Railtracks)	100
344,000	Jiangxi Copper Co. Ltd., H Shares (Diversified Metals & Mining)	766
2,337,000	Lianhua Supermarket Holdings Ltd., H shares (Hypermarkets & Super Centers)	2,244
21,720	PetroChina Co. Ltd. – Sponsored ADR (Integrated Oil & Gas)*	2,805
3,286,000	PetroChina Co. Ltd., H Shares (Integrated Oil & Gas)	4,253
1,132,000	PICC Property & Casualty Co. Ltd., H Shares (Property & Casualty Insurance)	1,288
242,500	Ping An Insurance Group Co. of China Ltd., H Shares (Life & Health Insurance)	1,961
1,054,000	Shanghai Electric Group Co. Ltd., H Shares (Heavy Electrical Equipment)	432
785,500	Shimao Property Holdings Ltd. (Real Estate Development)	1,217
108,000	Sinopec Shanghai Petrochemical Co. Ltd., H Shares (Commodity Chemicals)	32
7,237,000	Sinotrans Ltd., H Shares (Air Freight & Logistics)	1,185
1,332,000	Soho China Ltd. (Real Estate Development)	1,022
133,500	Tencent Holdings Ltd. (Internet Software & Services)	3,943
622,000	TPV Technology Ltd. (Computer Storage & Peripherals)	126
1,309,000	Weiqiao Textile Co. Ltd., H Shares (Textiles)	488
476,000	Yanzhou Coal Mining Co. Ltd., H Shares (Coal & Consumable Fuels) (a)	750
3,706,000	Zhejiang Expressway Co. Ltd., H Shares (Highways & Railtracks)	2,460
		84,695
	Colombia — 0.14%
363,610	Ecopetrol SA (Integrated Oil & Gas)*	1,017
	Czech Republic — 0.17%
6,500	Komercni Banka A/S (Diversified Banks)	1,135
5,182	Telefonica O2 Czech Republic A/S (Integrated Telecommunication Services)	99
		1,234
	Egypt — 0.39%
543,440	Commercial International Bank Egypt SAE (Diversified Banks)	2,361
30,864	Egyptian Kuwaiti Holding Co. (Asset Management & Custody Banks)	36
9,268	Orascom Construction Industries (Construction & Engineering)	387

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Egypt (continued)
15,694	Telecom Egypt Co. (Integrated Telecommunication Services)	$35
		2,819
	Hong Kong — 4.92%
754,000	Agile Property Holdings Ltd. (Real Estate Development)	983
11,644,000	China Dongxiang Group Co. (Apparel, Accessories & Luxury Goods)	1,061
108,000	China Merchants Holdings (International) Co. Ltd. (Marine Ports & Services)	330
68,820	China Mobile Ltd. – Sponsored ADR (Wireless Telecommunication Services) *	3,762
1,074,500	China Mobile Ltd. (Wireless Telecommunication Services)	11,796
117,000	CITIC Pacific Ltd. (Industrial Conglomerates)	179
2,506,000	CNOOC Ltd. (Oil & Gas Exploration & Production)	5,053
2,967,337	Evergrande Real Estate Group Ltd. (Real Estate Development)	1,537
74,000	Fosun International (Steel)	39
1,172,000	Guangdong Investment Ltd. (Water Utilities)	848
927,600	Guangzhou R&F Properties Co. Ltd., H Shares (Real Estate Development)	1,235
140,500	Hengan International Group Co. Ltd. (Personal Products)	1,369
2,288,000	Lenovo Group Ltd. (Computer Hardware)	1,952
493,298	NWS Holdings Ltd. (Industrial Conglomerates)	721
1,121,000	Shanghai Industrial Holdings Ltd. (Industrial Conglomerates)	2,977
3,378,000	Shougang Fushan Resources Group Ltd. (Diversified Metals & Mining)	881
2,824,000	Yuexiu Property Co. Ltd. (Diversified Real Estate Activities)	694
		35,417
	Hungary — 0.03%
1,430	Richter Gedeon Nyrt (Pharmaceuticals)	236
	India — 6.50%
37,777	ACC Ltd. (Construction Materials)	862
28,196	Ambuja Cements Ltd. (Construction Materials)	88
38,416	Axis Bank Ltd. (Diversified Banks)	707
32,049	Bajaj Auto Ltd. (Motorcycle Manufacturers)	910
228,575	Bank of India (Diversified Banks)	1,428
54,004	Bharat Heavy Electricals Ltd. (Heavy Electrical Equipment)	227
7,977	Bharat Pertoleum Corp. Ltd. (Oil & Gas Refining & Marketing)	107
4,073	Canara Bank Ltd. (Diversified Banks)	30
46,455	Coal India Ltd. (Coal & Consumable Fuels)	290

Shares	Security Description	Value (000)
	India (continued)
17,492	GAIL India Ltd. (Gas Utilities)	$111
40,980	Glenmark Pharmaceuticals Ltd. (Pharmaceuticals)	268
44,142	HCL Technologies Ltd. (IT Consulting & Other Services)	379
161,358	HDFC Bank Ltd. (Diversified Banks)	1,644
3,672	Hero MotoCorp Ltd. (Motorcycle Manufacturers)	142
204,850	Hindustan Petroleum Corp. Ltd. (Oil & Gas Refining & Marketing)	1,230
372,150	Hindustan Unilever Ltd. (Household Products)	3,039
166,024	ICICI Bank Ltd. (Diversified Banks)	2,697
50,020	ICICI Bank Ltd. – Sponsored ADR (Diversified Banks)*	1,621
971,664	India Cements Ltd. (Construction Materials)	1,526
32,817	India Cements Ltd. – Sponsored GDR (Construction Materials) (b)	102
50,687	IndusInd Bank Ltd. (Diversified Banks)	311
47,109	Infrastructure Development Finance Co. Ltd. (Specialized Finance)	116
398,813	ITC Ltd. (Tobacco)	1,857
422,680	Jubilant Life Sciences Ltd. (Diversified Chemicals)	1,350
13,919	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	68
28,222	Mahindra & Mahindra Ltd. (Automobile Manufacturers)	361
318,830	NMDC Ltd. (Diversified Metals & Mining)	1,072
122,206	Oil & Natural Gas Corp. Ltd. (Oil & Gas Exploration & Production)	627
371,702	Oriental Bank of Commerce (Diversified Banks)	1,701
116,418	Power Grid Corp. of India Ltd. (Electric Utilities)	238
328,860	Reliance Industries Ltd. (Oil & Gas Refining & Marketing)	4,380
113,430	Reliance Industries Ltd. – Sponsored GDR (Oil & Gas Refining & Marketing) (b)	2,998
729,540	Rolta India Ltd. (IT Consulting & Other Services)	1,059
57,050	Rolta India Ltd. – Sponsored GDR (IT Consulting & Other Services) (b)	82
94,925	Rural Electrification Corp. Ltd. (Specialized Finance)	328
59,502	Satyam Computer Services Ltd. (IT Consulting & Other Services)	85
94,631	Sesa Goa Ltd. (Steel)	328
88,151	State Bank of India Ltd. (Diversified Banks)	3,439
6,980	State Bank of India Ltd. – Sponsored GDR (Diversified Banks) (b)	540
395,590	Steel Authority of India Ltd. (Steel)	648
757,650	Sterlite Industries (India) Ltd. (Diversified Metals & Mining)	1,416

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	India (continued)
136,830	Sterlite Industries (India) Ltd. – Sponsored ADR (Diversified Metals & Mining)*	$1,037
62,680	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	719
40,267	Tata Consultancy Services Ltd. (IT Consulting & Other Services)	929
553,752	Tata Motors Ltd. (Construction & Farm Machinery & Heavy Trucks)	2,427
13,845	Tata Steel Ltd. (Steel)	111
31,504	Ultra Tech Cement Ltd. (Construction Materials)	858
45,204	Wipro Ltd. (IT Consulting & Other Services)	326
		46,819
	Indonesia — 1.81%
3,494,000	PT Aneka Tambang Tbk (Diversified Metals & Mining)	503
36,000	PT Astra Agro Lestari Tbk (Agricultural Products)	78
808,500	PT Astra International Tbk (Automobile Manufacturers)	596
913,500	PT Bank Mandiri Tbk (Diversified Banks)	709
4,017,500	PT Bank Negara Indonesia Persero Tbk (Diversified Banks)	1,653
1,941,500	PT Bank Rakyat Indonesia Tbk (Diversified Banks)	1,331
1,295,500	PT Charoen Pokphand Indonesia Tbk (Agricultural Products)	479
341,000	PT Indo Tambangraya Megah Tbk (Coal & Consumable Fuels)	1,322
3,380,500	PT Indosat Tbk (Wireless Telecommunication Services)	1,574
4,214,000	PT Medco Energi Internasional Tbk (Oil & Gas Exploration & Production)	815
2,014,000	PT Perusahaan Gas Negara Tbk (Gas Utilities)	763
496,000	PT Semen Gresik (Persero) Tbk (Construction Materials)	602
78,000	PT Tambang Batubara Bukit Asam Tbk (Coal & Consumable Fuels)	123
2,193,000	PT Telekomunikasi Indonesia Tbk (Integrated Telecommunication Services)	1,917
244,000	PT United Tractors Tbk (Construction & Farm Machinery & Heavy Trucks)	562
107,500	PT Vale Indonesia Tbk (Diversified Metals & Mining)	31
		13,058
	Malaysia — 0.94%
169,700	Alliance Financial Group Berhad (Diversified Banks)	224
114,800	Berjaya Sports Toto Berhard (Casinos & Gaming)	156

Shares	Security Description	Value (000)
	Malaysia (continued)
11,300	British American Tobacco Malaysia Berhad (Tobacco)	$200
189,800	Digi.com Berhad (Wireless Telecommunication Services)	255
133,100	Gamuda Berhad (Construction & Engineering)	148
28,900	Hong Leong Financial Group Berhad (Diversified Banks)	112
257,800	IOI Corp. Berhad (Agricultural Products)	424
38,500	Kuala Lumpur Kepong Berhad (Agricultural Products)	280
15,300	Lafarge Malayan Cement Berhad (Construction Materials)	35
262,300	Malayan Banking Berhad (Diversified Banks)	722
75,200	Maxis Berhad (Wireless Telecommunication Services)	152
89,500	MISC Berhad (Marine)	131
48,300	Parkson Holdings Berhad (Department Stores)	70
42,500	Public Bank Berhad (Diversified Banks)	185
67,800	RHB Capital Berhad (Diversified Banks)	159
335,200	Sime Darby Berhad (Other Diversified Financial Services)	1,050
157,200	Telekom Malaysia Berhad (Integrated Telecommunication Services)	281
481,700	Tenaga Nasional Berhad (Electric Utilities)	1,028
387,800	UMW Holdings Berhad (Auto Parts & Equipment)	1,123
88,200	YTL Power International Berhad (Multi-Utilities)	49
		6,784
	Mexico — 2.50%
59,000	Alfa SAB, Class – A (Industrial Conglomerates)*	943
204,320	America Movil SAB de CV, Series L – Sponsored ADR (Wireless Telecommunication Services)*	5,325
29,600	Arca Continental SAB de CV (Soft Drinks)*	172
39,700	Coca-Cola FEMSA SAB de CV, Series L (Soft Drinks)*	520
67,100	Compartamos SAB de CV (Consumer Finance)*	79
1,374,200	Consorcio ARA SAB de CV (Homebuilding)*	459
127,090	Desarrolladora Homex SA de CV – Sponsored ADR (Homebuilding)*	1,957
4,100	Fomento Economico Mexicano SAB de CV – Sponsored ADR (Soft Drinks)*	366
222,500	Grupo Financiero Banorte SAB de CV (Diversified Banks)*	1,150
787,577	Grupo Mexico SAB de CV, Series B (Diversified Metals & Mining)*	2,341

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mexico (continued)
355,000	Grupo Modelo SAB de CV, Series C (Brewers)*	$3,141
30,185	Industrias Penoles SA de CV (Precious Metals & Minerals)*	1,294
143,200	Kimberly-Clark de Mexico SAB de CV, Class – A (Household Products)*	281
		18,028
	Morocco — 0.01%
4,041	Maroc Telecom (Integrated Telecommunication Services)	51
	Peru — 0.92%
77,500	Compania de Minas Buenaventura SA –Sponsored ADR (Gold)*	2,943
28,200	Credicorp Ltd. (Diversified Banks)*	3,550
93,664	Volcan Compania Minera SAA, Class B (Diversified Metals & Mining)*	106
		6,599
	Philippines — 1.00%
177,700	Aboitiz Equity Ventures, Inc. (Industrial Conglomerates)	207
694,600	Aboitiz Power Corp. (Independent Power Producers & Energy Traders)	565
377,700	Alliance Global Group, Inc. (Food Distributors)	104
434,189	Bank of the Philippine Islands (Diversified Banks)	772
418,750	DMCI Holdings, Inc. (Industrial Conglomerates)	569
3,331,900	Energy Development Corp. (Independent Power Producers & Energy Traders)	479
181,750	First Philippine Holdings Corp (Electric Utilities)	327
1,520	Globe Telecom, Inc. (Wireless Telecommunication Services)	40
10,360	Manila Electric Co. (Electric Utilities)	63
2,932,000	Metro Pacific Investments Corp. (Multi-Sector Holdings)	292
377,029	Metropolitan Bank & Trust Co. (Diversified Banks)	833
1,985	Philippine Long Distance Telephone Co. (Wireless Telecommunication Services)	126
10,700	Philippine Long Distance Telephone Co. – Sponsored ADR (Wireless Telecommunication Services)*	681
73,380	SM Investments Corp. (Industrial Conglomerates)	1,277
1,295,100	SM Prime Holdings, Inc. (Real Estate Operating Companies)	402
289,100	Universal Robina Corp. (Packaged Foods & Meats)	434
		7,171
	Poland — 0.87%
118,088	Asseco Poland SA (Systems Software)	1,736
1,501	Bank Handlowy w Warszawie SA (Diversified Banks)	36

Shares	Security Description	Value (000)
	Poland (continued)
28,285	Bank Pekao SA (Diversified Banks)	$1,291
1,644	Jastrzebska Spolka Weglowa SA (Diversified Metals & Mining) (a)	50
164,050	Polski Koncern Naftowy Orlen SA (Oil & Gas Refining & Marketing) (a)	1,849
442,600	Polskie Gornictwo Naftowe i Gazownictwo SA (Integrated Oil & Gas)	552
28,729	Powszechna Kasa Oszczednosci Bank Polski SA (Diversified Banks)	299
2,580	Powszechny Zaklad Ubezpieczen SA (Multi-line Insurance)	260
24,330	Synthos SA (Commodity Chemicals)	44
33,767	Telekomunikacja Polska SA (Integrated Telecommunication Services)	158
		6,275
	Russia — 6.74%
916,993	Gazprom – Sponsored ADR (Integrated Oil & Gas)	8,707
775,500	Gazprom OAO – Sponsored GDR, Registered Shares (Integrated Oil & Gas)*	7,367
110,389	Globaltrans Investment PLC (Railroads)	1,994
36,085	LUKOIL (Integrated Oil & Gas)	2,003
167,490	LUKOIL – Sponsored ADR (Integrated Oil & Gas)*	9,393
21,910	Mining & Metallurgical Co. Norilsk Nickel OJSC – ADR (Diversified Metals & Mining)*	364
173,900	Mobile TeleSystems OJSC – Sponsored ADR (Wireless Telecommunication Services)*	2,991
92,956	Pharmstandard – Registered Shares GDR (Pharmaceuticals)	1,332
443,554	Rosneft Oil Co. OJSC – Registered Shares GDR (Integrated Oil & Gas)	2,794
1,552,293	Sberbank (Diversified Banks)	4,152
7,460	Sberbank of Russia – Sponsored ADR (Diversified Banks)*	81
122,315	Severstal (Steel)	1,429
9,260	Severstal – Registered Shares GDR (Steel)	109
13,056	Sistema JSFC (Wireless Telecommunication Services)	245
68,500	Surgutneftegaz OAO – Sponsored ADR Preferred (Integrated Oil & Gas)*	391
69,319	Tatneft – Sponsored ADR (Oil & Gas Exploration & Production)	2,341
12,802	Uralkali – Sponsored GDR, Registered Shares (Fertilizers & Agricultural Chemicals)	493
294,630	VimpelCom Ltd. – Sponsored ADR (Wireless Telecommunication Services)*	2,389
		48,575

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Africa — 7.67%
10,063	ABSA Group Ltd. (Diversified Banks)	$175
359,356	African Bank Investments Ltd. (Other Diversified Financial Services)	1,601
65,146	Anglo Platinum Ltd. (Precious Metals & Minerals)	3,885
19,521	AngloGold Ashanti Ltd. (Gold)	668
28,135	Aveng Ltd. (Construction & Engineering)	123
76,605	AVI Ltd. (Packaged Foods & Meats)	470
145,103	Barloworld Ltd. (Trading Companies & Distributors)	1,440
51,775	Exxaro Resources Ltd. (Diversified Metals & Mining)	1,211
820,200	FirstRand Ltd. (Other Diversified Financial Services)	2,658
107,018	Gold Fields Ltd. (Gold)	1,363
592,185	Growthpoint Properties Ltd. (Specialized Real Estate Investment Trusts)	1,669
18,968	Impala Platinum Holdings Ltd. (Precious Metals & Minerals)	315
148,241	Imperial Holdings Ltd. (Distributors)	3,133
8,218	Investec Ltd. (Diversified Capital Markets)	48
334,790	JD Group Ltd. (Home Improvement Retail)	1,768
35,518	Kumba Iron Ore Ltd. (Steel)	2,398
86,193	Liberty Holdings Ltd. (Life & Health Insurance)	917
464,723	Life Healthcare Group Holdings Pte Ltd. (Health Care Facilities)	1,775
34,244	MMI Holdings Ltd. (Life & Health Insurance)	76
224,997	MTN Group Ltd. (Wireless Telecommunication Services)	3,901
753,536	Murray & Roberts Holdings Ltd. (Construction & Engineering)	2,291
55,879	Nedbank Group Ltd. (Diversified Banks)	1,193
224,910	Pretoria Portland Cement Co. Ltd. (Construction Materials)	738
94,235	Redefine Properties Ltd. (Real Estate Operating Companies)	99
12,584	Reunert Ltd. (Industrial Conglomerates)	105
23,419	RMI Holdings Ltd. (Life & Health Insurance)	50
57,830	Samsung Heavy Industries Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	1,915
484,989	Sanlam Ltd. (Life & Health Insurance)	2,132
151,570	Sappi Ltd. (Paper Products) (a)	510
83,972	Sasol Ltd. (Integrated Oil & Gas)	3,547
574,031	Standard Bank Group Ltd. (Diversified Banks)	7,791
341,490	Telkom South Africa Ltd. (Integrated Telecommunication Services)	797
12,075	The Spar Group Ltd. (Food Distributors)	168

Shares	Security Description	Value (000)
	South Africa (continued)
10,415	Tiger Brands Ltd. (Packaged Foods & Meats)	$313
66,793	Truworths International Ltd. (Apparel Retail)	734
172,814	Vodacom Group Ltd. (Wireless Telecommunication Services)	1,971
207,724	Woolworths Holdings Ltd. (Department Stores)	1,281
		55,229
	South Korea — 15.55%
8,640	BS Financial Group, Inc. (Regional Banks)	97
12,490	Daelim Industrial Co. Ltd. (Construction & Engineering)	999
6,660	DGB Financial Group, Inc. (Regional Banks)	81
15,780	Dongbu Insurance Co. Ltd. (Property & Casualty Insurance)	583
3,834	Doosan Corp. (Industrial Conglomerates)	438
4,730	Doosan Heavy Industries & Construction Co. Ltd. (Construction & Engineering)	240
62,200	Grand Korea Leisure Co. Ltd. (Casinos & Gaming)	1,291
63,570	Hana Financial Group, Inc. (Diversified Banks)	2,033
2,230	Hanwha Corp. (Commodity Chemicals)	55
19,560	Hotel Shilla Co. Ltd. (Hotels, Resorts & Cruise Lines)	958
1,133	Hyosung Corp. (Commodity Chemicals)	55
86,820	Hyundai Development Co. (Construction & Engineering)	1,857
63,360	Hyundai Marine & Fire Insurance Co. Ltd. (Property & Casualty Insurance)	1,651
1,092	Hyundai Mipo Dockyard Co. Ltd. (Construction & Farm Machinery & Heavy Trucks)	114
3,663	Hyundai Mobis (Auto Parts & Equipment)	888
29,267	Hyundai Motor Co. Ltd. (Automobile Manufacturers)	6,009
3,735	Hyundai Motor Co. Ltd. – Preferred (Automobile Manufacturers)	245
2,369	Hyundai Motor Co. Ltd. – Preferred (Automobile Manufacturers)	139
5,490	Hyundai Securities Co. Ltd. (Investment Banking & Brokerage)	41
160,020	Industrial Bank of Korea (Diversified Banks)	1,804
142,481	Jinro Ltd. (Distillers & Vintners)	2,698
9,560	Kangwon Land, Inc. (Casinos & Gaming)	204
143,914	KB Financial Group, Inc. (Diversified Banks)	4,702
54,300	KB Financial Group, Inc. – Sponsored ADR (Diversified Banks)*	1,775
3,373	KCC Corp. (Building Products)	827

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	South Korea (continued)
46,861	Kia Motors Corp. (Automobile Manufacturers)	$3,089
74,620	Korea Electric Power Corp. (Electric Utilities) (a)	1,681
342,680	Korea Electric Power Corp. – Sponsored ADR (Electric Utilities) (a)*	3,831
249,650	Korea Exchange Bank (Diversified Banks)	1,789
1,150	Korea Gas Corp. (Gas Utilities)	41
8,620	Korea Life Insurance Co. Ltd. (Life & Health Insurance)	49
86,060	KT Corp. (Integrated Telecommunication Services)	2,285
39,610	KT Corp. – Sponsored ADR (Integrated Telecommunication Services)*	522
47,414	KT&G Corp. (Tobacco)	3,362
17,379	LG Corp. (Industrial Conglomerates)	844
65,993	LG Electronics, Inc. (Consumer Electronics)	3,556
11,500	LG UPlus Corp. (Integrated Telecommunication Services)	56
1,759	LS Corp. (Electrical Components & Equipment)	133
13,863	Mando Corp. (Auto Parts & Equipment)	2,070
81,730	Mirae Asset Securities Co. Ltd. (Asset Management & Custody Banks)	2,241
9,397	Nong Shim Co. Ltd. (Packaged Foods & Meats)	1,698
16,315	POSCO (Steel)	5,224
26,790	POSCO – Sponsored ADR (Steel)*	2,155
1,698	S1 Corp. (Security & Alarm Services)	86
2,130	Samsung Card Co. Ltd. (Consumer Finance)	60
20,068	Samsung Electronics Co. Ltd. (Semiconductors)	21,255
3,185	Samsung Engineering Co. Ltd. (Construction & Engineering)	505
20,473	Samsung Fire & Marine Insurance Co. Ltd. (Property & Casualty Insurance)	4,063
2,979	Samsung Life Insurance Co. Ltd. (Life & Health Insurance)	244
3,036	Samsung Securities Co. Ltd. (Investment Banking & Brokerage)	132
104,020	Shinhan Financial Group Co. Ltd. (Diversified Banks)	3,647
16,767	Shinsegae Co. Ltd. (Hypermarkets & Super Centers)	3,090
13,451	SK Holdings Co. Ltd. (Industrial Conglomerates)	1,580
6,850	SK Innovation Co. Ltd. (Oil & Gas Refining & Marketing)	839
12,320	SK Networks Co. Ltd. (Trading Companies & Distributors)	94
25,995	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	2,845

Shares	Security Description	Value (000)
	South Korea (continued)
232,860	SK Telecom Co. Ltd. – Sponsored ADR (Wireless Telecommunication Services)*	$2,818
71,620	Tong Yang Life Insurance Co. Ltd. (Life & Health Insurance)	670
5,360	Woongjin Coway Co. Ltd. (Household Appliances)	167
289,800	Woori Finance Holdings Co. Ltd. (Diversified Banks)	3,195
19,945	Yuhan Corp. (Pharmaceuticals)	2,332
		112,032
	Taiwan — 8.29%
238,000	Acer, Inc. (Computer Hardware)	248
657,934	Asia Cement Corp. (Construction Materials)	833
179,000	Asustek Computer, Inc. (Computer Storage & Peripherals)	1,646
3,451,000	AU Optronics Corp. (Electronic Components)	1,403
277,990	AU Optronics Corp. – Sponsored ADR (Electronic Components)*	1,117
45,000	Chicony Electronics Co. Ltd. (Computer Storage & Peripherals)	84
596,000	China Development Financial Holding Corp. (Diversified Banks)	142
524,000	China Steel Corp. (Steel)	493
2,906,878	Chinatrust Financial Holding Co. Ltd. (Diversified Banks)	1,679
504,000	CHIPBOND Technology Corp. (Semiconductors)	681
470,108	Chunghwa Telecom Co. Ltd. (Integrated Telecommunication Services)	1,480
1,172,000	Compal Electronics, Inc. (Computer Hardware)	1,086
805,000	Coretronic Corp. (Electronic Equipment & Instruments)	756
168,000	Delta Electronics, Inc. (Electronic Components)	516
155,000	EVA Airways Corp. (Airlines)	95
173,000	Evergreen Marine Corp. Ltd. (Marine)	94
37,000	Everlight Electronics Co. Ltd. (Electronic Components)	64
589,122	Far Eastern New Century Corp. (Industrial Conglomerates)	627
147,000	Farglory Land Development Co. Ltd. (Real Estate Development)	262
23,000	Feng Hsin Iron & Steel Co. Ltd. (Steel)	39
466,000	Formosa Chemicals & Fibre Corp. (Specialty Chemicals)	1,235
577,000	Formosa Plastics Corp. (Commodity Chemicals)	1,556
78,000	Formosa Taffeta Co. Ltd. (Textiles)	71
898,133	Fubon Financial Holding Co. Ltd. (Other Diversified Financial Services)	909
159,000	Highwealth Construction Corp. (Real Estate Development)	251

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Taiwan (continued)
1,950,400	Hon Hai Precision Industry Co. Ltd. (Electronic Manufacturing Services)	$5,900
224,988	Hon Hai Precision Industry Co. Ltd. – Sponsored GDR (Electronic Manufacturing Services) (b)	1,346
84,052	HTC Corp. (Computer Hardware)	1,110
229,000	Inventec Corp. (Computer Hardware)	75
26,000	LCY Chemical Corp. (Commodity Chemicals)	42
554,000	Lite-On Technology Corp. (Computer Storage & Peripherals)	698
346,000	Macronix International Co. Ltd. (Semiconductors)	110
91,000	MediaTek, Inc. (Semiconductors)	841
1,360,200	Mega Financial Holding Co. Ltd. (Diversified Banks)	1,010
222,000	Nan Ya Plastics Corp. (Commodity Chemicals)	400
1,412,740	Nan Ya Printed Circuit Board Corp. (Electronic Components)	2,405
704,000	Novatek Microelectronics Corp. (Semiconductors)	2,182
690,620	Pou Chen Corp. (Footwear)	592
1,303,900	Powertech Technology, Inc. (Semiconductors)	2,548
14,000	Richtek Technology Corp. (Semiconductors)	83
349,530	Siliconware Precision Industries Co. – Sponsored ADR (Semiconductors)	1,814
421,000	Siliconware Precision Industries Co. – Sponsored ADR (Semiconductors)*	443
224,045	Silitech Technology Corp. (Electrical Components & Equipment)	495
9,991,905	SinoPac Financial Holdings Co. Ltd. (Diversified Banks)	3,790
154,000	Taiwan Cement Corp. (Construction Materials)	184
137,500	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	455
1,862,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors) (a)	5,100
78,410	Taiwan Semiconductor Manufacturing Co. Ltd. – Sponsored ADR (Semiconductors) (a)*	1,095
1,870,000	Tatung Co. Ltd. (Consumer Electronics)	402
586,000	Transcend Information, Inc. (Semiconductors)	1,635
278,350	Tripod Technology Corp. (Electronic Components)	792
44,000	U-Ming Marine Transport Corp. (Marine)	70
123,000	Unimicron Technology Corp. (Electronic Components)	141
5,429,000	United Microelectronics Corp. (Semiconductors)	2,365

Shares	Security Description	Value (000)
	Taiwan (continued)
1,225,230	United Microelectronics Corp. – Sponsored ADR (Semiconductors)*	$2,659
117,000	Wan Hai Lines Ltd. (Marine)	58
195,000	Wistron Corp. (Computer Hardware)	241
130,000	WPG Holdings Ltd. (Technology Distributors)	153
150,000	Yang Ming Marine Transport Corp. (Marine)	68
464,336	Young Fast Optoelectronics Co. Ltd. (Electronic Components)	1,062
		59,731
	Tanzania — 0.14%
168,860	African Barrick Gold Ltd. (Gold)	1,027
	Thailand — 2.15%
406,000	Advanced Info Service Public Co. Ltd. (Wireless Telecommunication Services)	2,376
31,600	Advanced Info Service Public Co. Ltd. – NVDR (Wireless Telecommunication Services)	185
256,800	Bangkok Bank Public Co. Ltd. – Foreign Registered Shares (Diversified Banks)	1,689
390,500	Bangkok Bank Public Co. Ltd. – NVDR (Diversified Banks)	2,377
7,700	Banpu Public Co. Ltd. (Coal & Consumable Fuels)	110
69,400	BEC World Public Co. Ltd. – NVDR (Broadcasting)	111
213,200	Charoen Pokphand Foods Public Co. Ltd. (Packaged Foods & Meats)	261
578,100	Charoen Pokphand Foods Public Co. Ltd. – NVDR (Packaged Foods & Meats)	707
1,490,600	CP ALL Public Co. Ltd. (Department Stores)	1,678
99,300	Kasikornbank Public Co. Ltd., Foreign Shares (Diversified Banks)	521
99,000	Krung Thai Bank Public Co. Ltd. – NVDR (Diversified Banks)	51
82,300	PTT Exploration & Production Public Co. Ltd. (Oil & Gas Exploration & Production)	439
304,163	PTT Global Chemical Public Co. Ltd. (Diversified Chemicals)	536
59,100	PTT Global Chemical Public Co. Ltd. – NVDR (Diversified Chemicals)	104
178,100	PTT Public Co. Ltd. (Integrated Oil & Gas)	1,825
60,700	PTT Public Co. Ltd. – NVDR (Integrated Oil & Gas)	622
11,222,900	Sansiri Public Co. Ltd. (Real Estate Development)	753
627,300	Thai Oil Public Co. Ltd. – NVDR (Oil & Gas Refining & Marketing)	1,148
		15,493

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Turkey — 1.53%
81,432	Arcelik AS (Household Appliances)	$413
1,177,910	Asya Katilim Bankasi AS (Diversified Banks)	1,182
8,429	BIM Birlesik Magazalar AS (Food Retail)	348
42,611	Eregli Demir ve Celik Fabrikalari TAS (Steel)	47
20,336	Ford Otomotiv Sanayi AS (Automobile Manufacturers)	185
1,717,465	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class – D (Steel)	954
21,484	Koza Altin Isletmeleri AS (Gold)	416
14,104	Tupras-Turkiye Petrol Rafinerileri AS (Oil & Gas Refining & Marketing)	303
24,133	Turk Telekomunikasyon AS (Integrated Telecommunication Services)	99
210,184	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services) (a)	1,067
55,880	Turkcell lletisim Hizmetleri AS – Sponsored ADR (Wireless Telecommunication Services) (a)*	701
372,400	Turkiye Garanti Bankasi AS (Diversified Banks)	1,468
175,758	Turkiye Halk Bankasi AS (Diversified Banks)	1,381
923,812	Turkiye Is Bankasi AS, Class – C (Diversified Banks)	2,462
		11,026
	Ukraine — 0.05%
216,030	JKX Oil & Gas PLC (Oil & Gas Exploration & Production)	340
	United Arab Emirates — 0.24%
2,225,941	Emaar Properties PJSC (Real Estate Operating Companies)	1,741
	United States — 0.47%
106,488	Southern Copper Corp. (Diversified Metals & Mining)*	3,355
	Total Common Stocks	637,079
	Preferred Stocks — 2.77%
	Brazil — 1.97%
16,900	Bradespar SA – Preferred (Steel)*	276
11,700	Braskem SA – Preferred, Class – A (Commodity Chemicals)*	78
16,800	Centrais Eletricas Brasileiras SA – Preferred, Class – B (Electric Utilities)*	162
195,205	Companhia Energetica de Minas Gerais – Preferred (Electric Utilities)*	3,600
271,400	Gerdau SA – Preferred (Steel)*	2,381
361,928	Klabin SA – Preferred (Paper Packaging)*	1,604
206,530	Petroleo Brasileiro SA – Sponsored ADR (Integrated Oil & Gas)*	3,746
57,724	Telefonica Brasil SA – Preferred (Integrated Telecommunication Services)*	1,431

Shares or Principal Amount (000)	Security Description	Value (000)
	Brazil (continued)
28,500	Usinas Siderurgicas de Minas Gerais SA – Preferred, Class – A (Steel)*	$91
42,800	Vale SA – Preferred (Steel)*	833
		14,202
	Russia — 0.16%
767	AK Transneft OAO – Preferred (Oil & Gas Storage & Transportation)	1,117
	South Korea — 0.64%
379	LG Chem Ltd. – Preferred (Commodity Chemicals)	29
6,944	Samsung Electronics Co. Ltd. – Preferred (Semiconductors)	4,585
		4,614
	Total Preferred Stocks	19,933
	Time Deposit — 2.11%
$15,229	State Street Liquidity Management Control System Time Deposit, 0.01%, 7/2/12	15,229
	Total Time Deposit	15,229
	Mutual Funds — 4.90%
6,600	Alliance Money Market Fund Prime Portfolio, 0.08% (c)	7
9,260,854	Federated Prime Obligations Portfolio, 0.17% (c)	9,261
1,639,400	iShares Asia Trust – iShares FTSE A50 China Index ETF	2,134
295,990	iShares MSCI Emerging Markets Index Fund ETF, 0.47%	11,600
22,390	iShares MSCI Taiwan Index Fund ETF, 0.47%	274
260,000	Vanguard MSCI Emerging Markets ETF, 0.91%	10,387
95,300	WisdomTree India Earnings Fund ETF, 0.05%	1,642
	Total Mutual Funds	35,305
	Total Investments (cost $714,890) — 98.22%	707,546
	Other assets in excess of liabilities — 1.78%	12,817
	Net Assets — 100.00%	$720,363

Amounts designated as “—” are $0 or have been rounded to $0.

*	Security was not Fair valued on June 30, 2012 and represents a Level 1 security. All other stocks were fair valued and represent Level 2 securities. Refer to Note 2 in Notes to Financial Statements.
(a)	Represents non-income producing security.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — June 30, 2012

(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	The rate disclosed is the rate in effect on June 30, 2012.

ADR — American Depositary Receipt

BDR — Brazilian Depositary Receipts

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

The following table reflects the percentage of the total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in notes to financial statements.

The Emerging Markets Portfolio	Boston Company Asset Management, LLC	SSgA Funds Management, Inc.	SSgA Funds Management, Inc. – Quality Yield	Total
Common Stocks	38.07%	41.99%	8.38%	88.44%
Preferred Stocks	0.34%	1.88%	0.55%	2.77%
Time Deposit	2.11%	—	—	2.11%
Mutual Funds	2.17%	2.73%	0.00%	4.90%
Other Assets (Liabilities)	0.73%	1.00%	0.05%	1.78%
Total Net Assets	43.42%	47.60%	8.98%	100.00%

The following tables reflects the open derivative positions held by the Portfolio as of June 30, 2012.

Long Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
102	FTSE/JSE TOP 40 Index Future	$3,691	9/21/12	$(39)
83	Hang Seng China Enterprises Index Future	5,102	7/31/12	87
215	MSCI Taiwan Index Future	5,448	7/31/12	162
	Net Unrealized Appreciation/(Depreciation)			$210

ˆ  Cash has been pledged as collateral for futures contracts held by the Portfolio.

Currency Contracts

Contract Amount (Local Currency)	Currency	Counterparty	Settlement Date	Settlement Value (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
91,750,000	Mexican Peso	Royal Bank of Scotland	9/21/12	$6,640	$6,823	$183
117,000,000	Taiwan Dollar	UBS Warburg	7/20/12	3,907	3,918	11
27,495,600	South African Rand	Barclays Bank	7/20/12	3,243	3,357	114
	Total Currencies Purchased			$13,790	$14,098	$308
	Net Unrealized Appreciation/(Depreciation)					$308

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Security — 0.29%
$260	Citibank Omni Master Trust, Series 2009-A17, Class A17 (a)	4.90	11/15/18	$284
	Total Asset Backed Security			284
	Collateralized Mortgage Obligations — 2.49%
140	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (b)	5.95	5/10/45	125
255	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4 (b)	5.81	4/10/49	292
210	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class B	4.86	1/15/37	215
190	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (b)	5.23	10/15/15	210
140	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (b)	5.28	4/10/37	138
255	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	285
110	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	5.39	5/15/45	113
75	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	6/12/47	79
25	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	25
140	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (b)	6.04	11/12/16	145
255	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (b)	5.45	2/12/44	288
190	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (b)	6.08	7/11/17	215
255	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (b)	6.10	7/15/17	286
	Total Collateralized Mortgage Obligations			2,416
	U.S. Government Agency Mortgages — 40.78%
200	Fannie Mae, 15 YR TBA	3.50	7/25/27	211
300	Fannie Mae, 15 YR TBA	4.00	7/25/27	319
800	Fannie Mae, 15 YR TBA	4.50	7/25/27	857
700	Fannie Mae, 15 YR TBA	5.00	7/25/27	754
300	Fannie Mae, 30 YR TBA	3.50	7/25/42	315
700	Fannie Mae, 30 YR TBA	4.50	7/25/42	751
1,100	Fannie Mae, 30 YR TBA	5.00	7/25/42	1,190
1,126	Fannie Mae, Pool #190405	4.00	10/1/40	1,199
493	Fannie Mae, Pool #256843	5.50	8/1/37	538
268	Fannie Mae, Pool #603083	5.50	1/1/17	291
955	Fannie Mae, Pool #725228	6.00	3/1/34	1,076
54	Fannie Mae, Pool #888596	6.50	7/1/37	61
791	Fannie Mae, Pool #889117	5.00	10/1/35	861
241	Fannie Mae, Pool #889984	6.50	10/1/38	272
1,158	Fannie Mae, Pool #890221	5.50	12/1/33	1,272
996	Fannie Mae, Pool #959451	6.00	12/1/37	1,098
187	Fannie Mae, Pool #AA9781	4.50	7/1/24	200
146	Fannie Mae, Pool #AB3192	4.50	6/1/41	157
193	Fannie Mae, Pool #AB4483	3.00	2/1/27	202
500	Fannie Mae, Pool #AB4689	3.50	3/1/42	526
209	Fannie Mae, Pool #AC7328	4.00	12/1/39	223
999	Fannie Mae, Pool #AD0527	5.50	6/1/39	1,090

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$300	Fannie Mae, Pool #AE0442	6.50	1/1/39	$339
268	Fannie Mae, Pool #AE0954	4.50	2/1/41	288
170	Fannie Mae, Pool #AH5859	4.00	2/1/41	182
623	Fannie Mae, Pool #AH5988	5.00	3/1/41	678
896	Fannie Mae, Pool #AH6242	4.00	4/1/26	954
1,041	Fannie Mae, Pool #AH7521	4.50	3/1/41	1,122
221	Fannie Mae, Pool #AI1186	4.00	4/1/41	235
634	Fannie Mae, Pool #AI8534	4.00	8/1/41	677
442	Fannie Mae, Pool #AJ1300 (b)	2.93	10/1/41	464
359	Fannie Mae, Pool #AJ1998	3.50	10/1/41	378
452	Fannie Mae, Pool #AJ3079	3.00	11/1/26	474
275	Fannie Mae, Pool #AJ5303	4.00	11/1/41	293
564	Fannie Mae, Pool #AJ7689	4.00	12/1/41	602
285	Fannie Mae, Pool #AK0006	3.00	1/1/27	299
224	Fannie Mae, Pool #AL0583	6.50	10/1/39	253
599	Fannie Mae, Pool #AL1107	4.50	11/1/41	646
493	Fannie Mae, Pool #AL1717	3.50	5/1/27	521
695	Fannie Mae, Pool #AO2548	3.50	4/1/42	733
199	Fannie Mae, Pool #AO3019	2.50	5/1/27	205
200	Fannie Mae, Pool #AO3760	3.50	5/1/42	211
300	Freddie Mac, Gold 30 YR TBA	5.50	8/15/42	326
565	Freddie Mac, Pool #1B7911 (b)	2.72	12/1/40	585
1,187	Freddie Mac, Pool #A96286	4.00	1/1/41	1,262
3,000	Freddie Mac, Pool #A97692	4.50	3/1/41	3,214
555	Freddie Mac, Pool #C01598	5.00	8/1/33	601
789	Freddie Mac, Pool #G01665	5.50	3/1/34	870
496	Freddie Mac, Pool #G02794	6.00	5/1/37	545
492	Freddie Mac, Pool #G04913	5.00	3/1/38	530
300	Government National Mortgage Association, 30 YR TBA	3.50	7/15/42	321
1,000	Government National Mortgage Association, 30 YR TBA	4.00	7/15/42	1,092
600	Government National Mortgage Association, 30 YR TBA	4.00	7/20/42	654
300	Government National Mortgage Association, 30 YR TBA	4.50	7/15/42	328
500	Government National Mortgage Association, 30 YR TBA	4.50	7/20/42	550
700	Government National Mortgage Association, 30 YR TBA	5.00	7/15/42	770
100	Government National Mortgage Association, 30 YR TBA	5.50	7/15/42	111
400	Government National Mortgage Association, 30 YR TBA	5.50	7/20/42	444
300	Government National Mortgage Association, 30 YR TBA	6.00	7/20/42	337
764	Government National Mortgage Association, Pool #4559	5.00	10/20/39	846
729	Government National Mortgage Association, Pool #4801	4.50	9/20/40	806
198	Government National Mortgage Association, Pool #510835	5.50	2/15/35	221
129	Government National Mortgage Association, Pool #582199	6.50	1/15/32	150
60	Government National Mortgage Association, Pool #658181	5.50	11/15/36	67
436	Government National Mortgage Association, Pool #721760	4.50	8/15/40	482

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$545	Government National Mortgage Association, Pool #737310	4.50	8/15/40	$602
216	Government National Mortgage Association, Pool #781959	6.00	7/15/35	244
184	Government National Mortgage Association, Pool #782523	5.00	11/15/35	204
399	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	427
	Total U.S. Government Agency Mortgages			39,606
	U.S. Government Agency Securities — 3.34%
50	Fannie Mae, Callable 10/27/12 @ 100.00	0.50	12/27/13	50
160	Fannie Mae	0.75	12/18/13	161
100	Fannie Mae, Callable 10/24/12 @ 100.00	0.85	10/24/14	100
110	Fannie Mae	1.00	9/23/13	111
88	Fannie Mae	1.05	10/22/13	89
30	Fannie Mae, Callable 3/8/13 @ 100.00	1.20	3/8/17	30
50	Fannie Mae, Callable 10/19/12 @ 100.00	1.38	10/19/16	50
20	Fannie Mae, Callable 4/17/13 @ 100.00	1.50	4/17/17	20
152	Fannie Mae	1.63	10/26/15	157
150	Fannie Mae (c)	1.70	6/1/17	142
62	Fannie Mae	2.75	3/13/14	65
75	Fannie Mae (c)	3.56	10/9/19	61
93	Fannie Mae	3.88	7/12/13	96
70	Fannie Mae	5.00	3/15/16	81
10	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	11
20	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	23
25	Fannie Mae	7.13	1/15/30	39
40	Fannie Mae	7.25	5/15/30	64
10	Federal Farm Credit Bank, Callable 7/9/13 @ 100.00	0.55	7/9/15	10
25	Federal Farm Credit Bank, Callable 9/14/12 @ 100.00	0.70	12/14/15	25
30	Federal Farm Credit Bank	2.63	4/17/14	31
30	Federal Home Loan Bank, Callable 9/12/12 @ 100.00	0.41	3/12/14	30
60	Federal Home Loan Bank	0.50	8/28/13	60
80	Federal Home Loan Bank	1.38	5/28/14	82
140	Federal Home Loan Bank	3.63	10/18/13	146
25	Federal Home Loan Bank	3.63	3/12/21	28
9	Federal Home Loan Bank, Callable 7/11/12 @ 100.00	4.00	12/9/31	9
10	Federal Home Loan Bank	4.75	12/16/16	12
15	Federal Home Loan Bank	5.63	6/11/21	19
225	Federal Home Loan Bank, Series 656	5.38	5/18/16	265
90	Freddie Mac, Callable 2/27/13 @ 100.00	0.40	2/27/14	90
100	Freddie Mac	1.00	3/8/17	101
65	Freddie Mac	1.00	7/28/17	65
30	Freddie Mac	1.38	2/25/14	31
35	Freddie Mac	2.38	1/13/22	36
200	Freddie Mac	2.88	2/9/15	212
250	Freddie Mac	4.13	9/27/13	262

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$106	Freddie Mac	5.25	4/18/16	$124
30	Freddie Mac	6.25	7/15/32	45
50	Freddie Mac, MTN	2.00	6/29/16	50
100	Freddie Mac, Series 1, Callable 10/17/12 @ 100.00	0.75	10/17/14	100
50	Tennessee Valley Authority	5.25	9/15/39	65
	Total U.S. Government Agency Securities			3,248
	Corporate Bonds — 25.81%
210	3M Co. (Industrial Conglomerates)	1.38	9/29/16	214
373	ABB Treasury Center (USA), Inc. (Thrifts & Mortgage Finance) (a)	4.00	6/15/21	401
10	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	11
309	American Express Credit Corp., MTN (Diversified Financial Services)	2.38	3/24/17	317
103	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	110
117	AT&T, Inc. (Wireless Telecommunication Services)	5.10	9/15/14	128
326	AT&T, Inc. (Wireless Telecommunication Services)	5.55	8/15/41	389
155	AT&T, Inc. (Wireless Telecommunication Services)	6.45	6/15/34	193
273	AutoZone, Inc. (Specialty Retail) Callable 1/15/22 @ 100.00	3.70	4/15/22	281
226	Aviation Capital Group (Machinery) (a)	6.75	4/6/21	227
370	Aviation Capital Group (Machinery) (a)	7.13	10/15/20	377
305	Baker Hughes, Inc. (Energy Equipment & Services)	5.13	9/15/40	357
905	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	961
283	BioMed Realty LP (Real Estate Investment Trusts) Callable 3/15/16 @ 100.00	3.85	4/15/16	291
96	Caterpillar, Inc. (Machinery)	5.20	5/27/41	116
310	CC Holdings GS V LLC (Diversified Telecommunication Services) Callable 5/1/13 @ 103.88 (a)	7.75	5/1/17	336
220	Cellco Partnership/Verizon Wireless Capital LLC (Wireless Telecommunication Services)	5.55	2/1/14	235
244	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	283
256	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	317
136	CME Group, Inc. (Diversified Financial Services)	5.40	8/1/13	143
418	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	451
150	Colgate-Palmolive Co., MTN (Household Products)	0.60	11/15/14	150
319	Comcast Corp. (Media)	3.13	7/15/22	320
146	Comcast Corp. (Media)	6.45	3/15/37	177
462	Deere & Co. (Machinery) Callable 12/9/41 @ 100.00	3.90	6/9/42	459
415	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	457
155	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	158
176	E.I. du Pont de Nemours & Co. (Chemicals)	4.25	4/1/21	201
149	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	168
220	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	238
149	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels) Callable 12/1/40 @ 100.00	6.05	6/1/41	151
207	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	220

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$309	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.25	10/1/20	$344
142	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.60	5/1/15	155
300	Exelon Generation Co. LLC (Independent Power Producers & Energy Traders)	6.20	10/1/17	346
567	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	602
454	General Electric Capital Corp., MTN (Diversified Financial Services)	4.65	10/17/21	504
200	General Electric Capital Corp., Series A (Diversified Financial Services) Callable 6/15/22 @ 100.00 (b)	7.13	12/15/49	211
180	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	210
417	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	456
291	Hewlett-Packard Co. (Computers & Peripherals)	4.65	12/9/21	305
396	IBM Corp. (IT Services)	0.88	10/31/14	398
267	IBM Corp. (IT Services)	4.00	6/20/42	279
14	IBM Corp. (IT Services)	5.60	11/30/39	18
245	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	254
313	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	358
296	John Deere Capital Corp., MTN (Machinery)	1.25	12/2/14	300
80	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	83
100	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	107
267	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	343
639	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	698
103	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	114
290	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (a)	2.00	4/5/17	292
146	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	183
297	NBCUniversal Media LLC (Media)	5.95	4/1/41	351
237	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	270
408	Northern Trust Corp. (Capital Markets)	4.63	5/1/14	437
472	PACCAR Financial Corp., MTN (Machinery)	1.55	9/29/14	479
290	Phillips 66 (Oil, Gas & Consumable Fuels) (a)	4.30	4/1/22	305
26	Private Export Funding Corp. (Diversified Financial Services)	2.13	7/15/16	27
139	Public Service Co. of Colorado, Series 17 (Electric Utilities)	6.25	9/1/37	191
351	Raytheon Co. (Aerospace & Defense)	1.40	12/15/14	356
139	Roche Holdings, Inc. (Health Care Providers & Services) (a)	7.00	3/1/39	204
205	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.85	7/15/18	201
455	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	469
91	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	99
222	Stryker Corp. (Health Care Equipment & Supplies)	2.00	9/30/16	227
322	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	340
620	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	705
293	Teachers Insurance & Annuity Association (Insurance) (a)	6.85	12/16/39	378
155	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	201
120	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	132
319	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	332
264	The Walt Disney Co. (Media)	2.75	8/16/21	268

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$220	The Walt Disney Co., Series E, MTN (Media)	3.75	6/1/21	$242
145	Thermo Fisher Scientific, Inc. (Health Care Equipment & Supplies)	2.25	8/15/16	150
523	Time Warner Cable, Inc. (Media)	5.85	5/1/17	615
278	Time Warner Cable, Inc. (Media)	8.25	2/14/14	309
103	Time Warner, Inc. (Media)	6.20	3/15/40	120
210	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	223
104	United Technologies Corp. (Aerospace & Defense)	3.10	6/1/22	109
260	United Technologies Corp. (Aerospace & Defense)	5.70	4/15/40	330
72	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	83
134	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	165
202	Wal-Mart Stores, Inc. (Specialty Retail)	6.50	8/15/37	285
544	Wells Fargo & Co., MTN (Commercial Banks)	1.25	2/13/15	543
344	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	360
168	Xerox Corp. (Office Electronics)	2.95	3/15/17	170
	Total Corporate Bonds			25,073
	U.S. Treasury Obligations — 29.02%
3,000	U.S. Treasury Bills (c)	0.05	7/19/12	3,000
900	U.S. Treasury Bills (c)	0.08	9/6/12	900
2,000	U.S. Treasury Bills (c)	0.12	10/18/12	1,999
150	U.S. Treasury Bond	3.00	5/15/42	157
104	U.S. Treasury Bond	3.13	11/15/41	112
162	U.S. Treasury Bond	3.13	2/15/42	174
70	U.S. Treasury Bond	3.50	2/15/39	81
135	U.S. Treasury Bond	3.75	8/15/41	163
214	U.S. Treasury Bond	3.88	8/15/40	263
142	U.S. Treasury Bond	4.25	5/15/39	185
190	U.S. Treasury Bond	4.25	11/15/40	249
75	U.S. Treasury Bond	4.38	2/15/38	100
199	U.S. Treasury Bond	4.38	11/15/39	265
100	U.S. Treasury Bond	4.38	5/15/40	133
95	U.S. Treasury Bond	4.50	2/15/36	128
100	U.S. Treasury Bond	4.63	2/15/40	138
143	U.S. Treasury Bond	4.75	2/15/41	202
95	U.S. Treasury Bond	5.38	2/15/31	138
69	U.S. Treasury Bond	5.50	8/15/28	99
75	U.S. Treasury Bond	6.00	2/15/26	110
140	U.S. Treasury Bond	6.13	11/15/27	212
77	U.S. Treasury Bond	7.50	11/15/24	124
178	U.S. Treasury Bond	7.63	2/15/25	291
162	U.S. Treasury Bond	8.88	8/15/17	228
200	U.S. Treasury Bond	9.00	11/15/18	300
168	U.S. Treasury Bond	11.25	2/15/15	215

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$260	U.S. Treasury Note	0.13	12/31/13	$259
205	U.S. Treasury Note	0.25	2/28/14	205
80	U.S. Treasury Note	0.25	3/31/14	80
120	U.S. Treasury Note	0.25	5/31/14	120
398	U.S. Treasury Note	0.25	9/15/14	397
140	U.S. Treasury Note	0.25	12/15/14	140
205	U.S. Treasury Note	0.38	11/15/14	205
300	U.S. Treasury Note	0.38	3/15/15	300
275	U.S. Treasury Note	0.38	4/15/15	275
375	U.S. Treasury Note	0.38	6/15/15	375
97	U.S. Treasury Note	0.50	11/15/13	97
55	U.S. Treasury Note	0.50	8/15/14	55
30	U.S. Treasury Note	0.63	7/15/14	30
400	U.S. Treasury Note	0.63	5/31/17	398
314	U.S. Treasury Note	0.75	8/15/13	316
455	U.S. Treasury Note	0.75	9/15/13	458
155	U.S. Treasury Note	0.75	6/30/17	155
250	U.S. Treasury Note	0.88	12/31/16	252
70	U.S. Treasury Note	0.88	2/28/17	71
145	U.S. Treasury Note	0.88	4/30/17	146
47	U.S. Treasury Note	1.00	1/15/14	47
458	U.S. Treasury Note	1.00	5/15/14	464
148	U.S. Treasury Note	1.00	8/31/16	150
18	U.S. Treasury Note	1.00	9/30/16	18
340	U.S. Treasury Note	1.00	3/31/17	345
144	U.S. Treasury Note	1.25	9/30/15	148
199	U.S. Treasury Note	1.25	10/31/15	204
20	U.S. Treasury Note	1.38	11/30/15	21
195	U.S. Treasury Note	1.38	12/31/18	199
197	U.S. Treasury Note	1.50	8/31/18	203
418	U.S. Treasury Note	1.75	3/31/14	428
212	U.S. Treasury Note	1.75	7/31/15	220
90	U.S. Treasury Note	1.75	5/15/22	91
200	U.S. Treasury Note	1.88	10/31/17	211
5	U.S. Treasury Note	2.00	1/31/16	5
98	U.S. Treasury Note	2.00	4/30/16	103
170	U.S. Treasury Note	2.00	11/15/21	176
240	U.S. Treasury Note	2.00	2/15/22	248
276	U.S. Treasury Note	2.13	5/31/15	290
284	U.S. Treasury Note	2.13	8/15/21	299
344	U.S. Treasury Note	2.25	5/31/14	357
214	U.S. Treasury Note	2.25	1/31/15	224
290	U.S. Treasury Note	2.25	3/31/16	308

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$169	U.S. Treasury Note	2.25	7/31/18	$182
218	U.S. Treasury Note	2.38	8/31/14	228
117	U.S. Treasury Note	2.38	9/30/14	122
300	U.S. Treasury Note	2.38	10/31/14	314
282	U.S. Treasury Note	2.50	4/30/15	299
146	U.S. Treasury Note	2.63	6/30/14	153
211	U.S. Treasury Note	2.63	7/31/14	221
32	U.S. Treasury Note	2.63	12/31/14	34
276	U.S. Treasury Note	2.63	8/15/20	304
224	U.S. Treasury Note	2.63	11/15/20	246
164	U.S. Treasury Note	2.75	11/30/16	179
9	U.S. Treasury Note	2.75	5/31/17	10
251	U.S. Treasury Note	3.00	8/31/16	276
216	U.S. Treasury Note	3.00	9/30/16	237
100	U.S. Treasury Note	3.13	8/31/13	103
100	U.S. Treasury Note	3.13	1/31/17	111
113	U.S. Treasury Note	3.13	4/30/17	126
225	U.S. Treasury Note	3.13	5/15/21	256
279	U.S. Treasury Note	3.25	6/30/16	308
223	U.S. Treasury Note	3.25	7/31/16	247
235	U.S. Treasury Note	3.25	12/31/16	262
245	U.S. Treasury Note	3.25	3/31/17	274
350	U.S. Treasury Note	3.38	11/15/19	405
149	U.S. Treasury Note	3.50	5/15/20	174
245	U.S. Treasury Note	3.63	2/15/20	288
185	U.S. Treasury Note	3.63	2/15/21	218
448	U.S. Treasury Note	3.75	11/15/18	525
181	U.S. Treasury Note	4.00	2/15/14	192
110	U.S. Treasury Note	4.13	5/15/15	122
376	U.S. Treasury Note	4.25	11/15/13	396
187	U.S. Treasury Note	4.25	8/15/14	202
191	U.S. Treasury Note	4.25	8/15/15	213
300	U.S. Treasury Note	4.25	11/15/17	354
30	U.S. Treasury Note	4.63	11/15/16	35
300	U.S. Treasury Note	4.75	5/15/14	325
137	U.S. Treasury Note	4.88	8/15/16	161
280	U.S. Treasury Note	5.02	2/15/19	311
149	U.S. Treasury Note	6.62	8/15/19	175
207	U.S. Treasury Note	7.30	2/15/15	226
300	U.S. Treasury Note	7.76	8/15/13	313
	Total U.S. Treasury Obligations			28,186

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars — 6.57%
$167	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	$175
255	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	293
207	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	248
309	BHP Billiton Finance USA Ltd. (Metals & Mining)	1.13	11/21/14	311
393	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	405
419	Covidien International Finance SA (Health Care Equipment & Supplies) Callable 3/15/22 @ 100.00	3.20	6/15/22	432
373	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	406
279	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	273
218	HSBC Bank PLC (Commercial Banks) (a)	3.10	5/24/16	225
334	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	349
651	Kinross Gold Corp. (Metals & Mining)	5.13	9/1/21	656
241	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.30	9/22/19	280
185	Shell International Finance BV (Oil, Gas & Consumable Fuels)	5.50	3/25/40	240
162	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38	12/15/38	229
4	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	4
239	Teva Pharmaceutical Finance II/III LLC (Pharmaceuticals)	3.00	6/15/15	252
184	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	238
354	Volkswagen International Finance N.V. (Diversified Financial Services) (a)	2.38	3/22/17	360
101	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	108
179	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	195
210	Wesfarmers Ltd. (Multiline Retail) (a)	7.00	4/10/13	218
452	Woodside Finance Ltd. (Thrifts & Mortgage Finance) Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	484
	Total Yankee Dollars			6,381
	Preferred Stocks — 1.70%
10,525	Arch Captial Group Ltd., Series C (Insurance) Callable 4/2/17 @ 25.00			274
13,225	PNC Financial Services Group, Inc., Series P (Commercial Banks) Callable 5/1/22 @ 25.00			348
6,000	Public Storage, Inc., Series U (Real Estate Investment Trusts) Callable 6/15/17 @ 25.00			157
13,100	SCE Trust I (Electric Utilities) Callable 6/15/17 @ 25.00			334
11,950	U.S. Bancorp, Series F (Commercial Banks) Callable 1/15/22 @ 25.00			341
7,050	U.S. Bancorp, Series G (Commercial Banks) Callable 4/15/17 @ 25.00			193
	Total Preferred Stocks			1,647
	Time Deposit — 0.0%
$3	State Street Liquidity Management Control System Time Deposit	0.01	7/2/12	3
	Total Time Deposit			3
	Mutual Funds — 1.13%
686,502	SSgA U.S. Government Money Market (d)	0.00		687
407,353	SSgA U.S. Government Money Market (d)	0.00		407
	Total Mutual Funds			1,094

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Total Investments Before TBA Sale Commitments (cost $104,123) — 111.13%			$107,938
	TBA Sale Commitments (e) — (2.67)%
$(200)	Fannie Mae, 30 YR TBA	4.00	7/25/42	(213)
(700)	Fannie Mae, 30 YR TBA	5.50	7/25/42	(764)
(600)	Fannie Mae, 30 YR TBA	6.00	7/25/42	(659)
(200)	Freddie Mac, Gold 30 YR TBA	4.00	7/15/42	(212)
(700)	Freddie Mac, Gold 30 YR TBA	4.50	7/15/42	(748)
	Total TBA Sale Commitments			(2,596)
	Liabilities in excess of other assets — (8.46)%			(8,215)
	Net Assets — 100.00%			$97,127

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2012.
(c)	Rate disclosed represents effective yield at purchase.
(d)	The rate disclosed is the rate in effect on June 30, 2012.
(e)	Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Portfolio of Investments).

MTN — Medium Term Note

TBA — Security is subject to delayed delivery.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — June 30, 2012

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in notes to financial statements.

The Core Fixed Income Portfolio	BlackRock Financial Management, Inc.	Mellon Capital Management Corp.	Seix Investment Advisors LLC	Total
Asset Backed Security	0.29%	—	—	0.29%
Collateralized Mortgage Obligations	2.49%	—	—	2.49%
U.S. Government Agency Mortgages	40.78%	—	—	40.78%
U.S. Government Agency Securities	—	3.34%	—	3.34%
Corporate Bonds	—	0.04%	25.77%	25.81%
U.S. Treasury Obligations	6.07%	22.95%	—	29.02%
Yankee Dollars	—	—	6.57%	6.57%
Preferred Stocks	—	—	1.70%	1.70%
Time Deposit	—	0.00%	—	0.00%
Mutual Funds	0.42%	—	0.71%	1.13%
Other Assets (Liabilities)	-10.44%	-0.25%	-0.44%	-11.13%
Total Net Assets	39.61%	26.08%	34.31%	100.00%

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2012.

Long Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
2	U.S. Treasury 5 Year Note Future	$248	10/1/12	$—
	Net Unrealized Appreciation/(Depreciation)			$—
ˆ	Cash has been pledged as collateral for futures contracts held by the portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 81.01%
$1,000	Accellent, Inc. (Health Care Equipment & Supplies) Callable 2/1/13 @ 106.28	8.38	2/1/17	$1,012
1,000	Accuride Corp. (Machinery) Callable 8/1/14 @ 104.75	9.50	8/1/18	1,030
650	Advanced Micro Devices, Inc. (Semiconductors & Semiconductor Equipment) Callable 8/1/15 @ 103.88	7.75	8/1/20	715
797	AES Ironwood LLC (Electric Utilities)	8.86	11/30/25	919
293	Affinia Group, Inc. (Auto Components) Callable 8/15/12 @ 108.06 (a)	10.75	8/15/16	318
775	Affinion Group Holdings, Inc. (Media) Callable 11/15/12 @ 108.72	11.63	11/15/15	612
1,415	Affinion Group, Inc. (Media) Callable 12/15/14 @ 103.94	7.88	12/15/18	1,206
1,090	Affinion Group, Inc. (Media) Callable 12/15/14 @ 103.94	11.50	10/15/15	929
1,125	AK Steel Holding Corp. (Metals & Mining) Callable 4/1/17 @ 104.19	8.38	4/1/22	956
1,008	Aleris International, Inc. (Metals & Mining) Callable 2/15/14 @ 105.72	7.63	2/15/18	1,023
960	Ally Financial, Inc. (Diversified Financial Services)	5.50	2/15/17	975
2,495	Ally Financial, Inc. (Diversified Financial Services)	6.25	12/1/17	2,628
1,000	AMC Networks, Inc. (Media) Callable 7/15/16 @ 103.88	7.75	7/15/21	1,102
500	AmerenEnergy Generating Co., Series H (Electric Utilities)	7.00	4/15/18	433
600	American General Institutional Capital, Series B (Diversified Financial Services) (a)	8.13	3/15/46	619
1,460	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00 (b)	8.18	5/15/58	1,584
850	American Petroleum Tankers LLC (Energy Equipment & Services) Callable 8/9/12 @ 105.13	10.25	5/1/15	886
680	AmeriGas Finance LLC/AmeriGas Finance Corp. (Multiline Retail) Callable 5/20/16 @ 103.38	6.75	5/20/20	694
1,250	AmeriGas Finance LLC/AmeriGas Finance Corp. (Multiline Retail) Callable 5/20/17 @ 103.50	7.00	5/20/22	1,287
230	Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure) Callable 4/15/15 @ 105.62 (a)	7.50	4/15/21	246
610	Amsted Industries, Inc. (Machinery) Callable 3/15/14 @ 104.06 (a)	8.13	3/15/18	645
845	Anixter, Inc. (Electronic Equipment, Instruments & Components)	5.63	5/1/19	872
3,450	Apria Healthcare Group, Inc., Series A1 (Health Care Providers & Services) Callable 8/9/12 @ 105.62	11.25	11/1/14	3,571
125	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/15 @ 103.50	7.00	6/15/19	106
745	Arch Coal, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/16 @ 103.63	7.25	6/15/21	624
1,000	Assured Guaranty Municipal Corp. (Insurance) Callable 12/15/36 @ 100.00 (a)	6.40	12/15/66	625
230	Assured Guaranty US Holdings, Inc., Series A (Diversified Financial Services) Callable 12/15/16 @ 100.00 (b)	6.40	12/15/66	175
750	Asurion Corp. (Insurance) (a)(b)	5.50	5/24/18	745
3,225	Atlas Pipeline Partners LP (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 104.38	8.75	6/15/18	3,443
810	AutoNation, Inc. (Specialty Retail)	5.50	2/1/20	834
1,120	Avaya, Inc. (Communications Equipment) Callable 4/15/15 @ 103.50 (a)	7.00	4/1/19	1,039
1,100	Aviation Capital Group (Machinery) (a)	6.75	4/6/21	1,103
830	Avis Budget Car Rental LLC (Road & Rail) Callable 10/15/14 @ 104.13	8.25	1/15/19	890
580	Avis Budget Car Rental LLC (Road & Rail) Callable 3/15/14 @ 104.81	9.63	3/15/18	635
750	Ball Corp. (Containers & Packaging)	5.00	3/15/22	780
375	Bank of America Corp. (Diversified Financial Services)	5.70	1/24/22	413
1,000	Basic Energy Services, Inc. (Energy Equipment & Services) Callable 2/15/15 @ 103.88	7.75	2/15/19	960
2,895	BE Aerospace, Inc. (Aerospace & Defense) Callable 4/1/17 @ 102.63	5.25	4/1/22	2,982
1,575	Berry Petroleum Co. (Oil, Gas & Consumable Fuels) Callable 11/1/15 @ 103.38	6.75	11/1/20	1,646
1,400	BI-LO LLC/BI-LO Finance Corp. (Food & Staples Retailing) Callable 2/15/15 @ 104.63	9.25	2/15/19	1,505
1,000	Bill Barrett Corp. (Oil, Gas & Consumable Fuels) Callable 10/15/17 @ 103.50	7.00	10/15/22	955
565	Block Communications, Inc. (Media) Callable 2/1/16 @ 103.63 (a)	7.25	2/1/20	573
975	Boyd Gaming Corp. (Hotels, Restaurants & Leisure) Callable 7/1/16 @ 104.50 (a)	9.00	7/1/20	977
450	Building Materials Corp. of America (Building Products) Callable 5/1/16 @ 103.38 (a)	6.75	5/1/21	482
1,350	Cablevision Systems Corp. (Media)	8.00	4/15/20	1,458

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,365	Caesars Entertainment Operating Co., Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 105.62	11.25	6/1/17	$1,490
1,165	Caesars Operating Escrow LLC (Hotels, Restaurants & Leisure) Callable 2/15/16 @ 104.25 (a)	8.50	2/15/20	1,174
1,000	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 11/1/15 @ 103.75	7.50	2/15/21	1,080
2,920	Calpine Corp. (Independent Power Producers & Energy Traders) Callable 1/15/17 @ 103.94 (a)	7.88	1/15/23	3,183
1,500	Capella Healthcare, Inc. (Health Care Providers & Services) Callable 7/1/13 @ 106.94	9.25	7/1/17	1,552
565	Carmike Cinemas, Inc. (Media) Callable 5/15/15 @ 105.53	7.38	5/15/19	585
1,000	Carrizo Oil & Gas, Inc. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.31	8.63	10/15/18	1,045
2,000	Case New Holland, Inc. (Machinery)	7.88	12/1/17	2,310
1,200	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.88	6.50	4/30/21	1,278
1,150	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 1/15/14 @ 105.25	7.00	1/15/19	1,242
775	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 10/30/13 @ 105.44	7.25	10/30/17	845
1,145	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/13 @ 105.91	7.88	4/30/18	1,245
490	CCO Holdings LLC/CCO Holdings Capital Corp. (Media) Callable 4/30/15 @ 104.06	8.13	4/30/20	546
500	Central Garden & Pet Co. (Household Products) Callable 3/1/14 @ 104.13	8.25	3/1/18	501
715	CenturyLink, Inc. (Diversified Telecommunication Services)	6.45	6/15/21	744
1,730	Cenveo Corp. (Commercial Services & Supplies) Callable 2/1/14 @ 104.44	8.88	2/1/18	1,548
2,630	Cenveo Corp. (Commercial Services & Supplies) Callable 5/15/15 @ 105.75	11.50	5/15/17	2,288
3,040	Cequel Communications Holdings I LLC/Cequel Capital Corp. (Diversified Telecommunication Services) Callable 11/15/12 @ 106.47 (a)	8.63	11/15/17	3,276
1,325	Cequel Communications LLC (Diversified Telecommunication Services) (a)(b)	4.00	2/14/19	1,296
545	Ceridian Corp. (Commercial Services & Supplies) Callable 7/15/15 @ 106.66 (a)	8.88	7/15/19	563
1,990	Charter Communications Operating LLC (Media) >(a)(b)	4.00	5/5/19	1,975
630	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.13	2/15/21	610
275	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.50	8/15/17	274
2,130	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.63	8/15/20	2,109
520	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	6.88	11/15/20	512
535	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.25	12/15/18	546
935	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	7.63	7/15/13	964
3,135	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels) (a)(b)	8.50	12/2/17	3,107
925	Chesapeake Energy Corp. (Oil, Gas & Consumable Fuels)	9.50	2/15/15	997
785	Chesapeake Midstream Partners LLC (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.41	5.88	4/15/21	761
385	Chester Downs & Marina LLC (Hotels, Restaurants & Leisure) Callable 2/1/16 @ 104.63 (a)	9.25	2/1/20	401
2,000	Chrysler Group LLC/Chrysler Group Co-Issuer, Inc. (Automobiles) Callable 6/15/16 @ 104.13	8.25	6/15/21	2,055
500	Cincinnati Bell, Inc. (Diversified Telecommunication Services) Callable 10/15/15 @ 104.19	8.38	10/15/20	510
255	Cinemark USA, Inc. (Hotels, Restaurants & Leisure) Callable 6/15/16 @ 103.69	7.38	6/15/21	277
3,355	CIT Group, Inc. (Diversified Financial Services) (a)	4.75	2/15/15	3,435
3,255	CIT Group, Inc. (Diversified Financial Services)	5.00	5/15/17	3,353
1,080	CIT Group, Inc. (Diversified Financial Services)	5.25	3/15/18	1,115
2,115	CIT Group, Inc. (Diversified Financial Services) (a)	6.63	4/1/18	2,279
213	CIT Group, Inc. (Diversified Financial Services) Callable 8/9/12 @ 100.00 (a)	7.00	5/2/17	213
2,225	CIT Group, Inc., Series C (Diversified Financial Services)	5.25	4/1/14	2,303
505	Citgo Petroleum Corp. (Oil, Gas & Consumable Fuels) Callable 7/1/14 @ 105.75 (a)	11.50	7/1/17	567
5,385	Clear Channel Worldwide Holdings, Inc. (Media) Callable 3/15/15 @ 105.72 (a)	7.63	3/15/20	5,264
520	Clear Channel Worldwide Holdings, Inc., Series A (Media) Callable 12/15/12 @ 106.94	9.25	12/15/17	566
405	Clear Channel Worldwide Holdings, Inc., Series B (Media) Callable 12/15/12 @ 106.94	9.25	12/15/17	441

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$710	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 12/15/14 @ 104.25	8.50	12/15/19	$737
1,160	ClubCorp Club Operations, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/14 @ 105.00	10.00	12/1/18	1,230
1,555	CNG Holdings, Inc. (Energy Equipment & Services) Callable 5/15/16 @ 104.69 (a)	9.38	5/15/20	1,594
1,785	Coffeyville Resources LLC (Oil, Gas & Consumable Fuels) Callable 4/1/13 @ 108.16 (a)	10.88	4/1/17	1,990
1,000	CommScope, Inc. (Wireless Telecommunication Services) Callable 1/15/15 @ 104.13	8.25	1/15/19	1,057
1,050	Community Choice Financial, Inc. (Thrifts & Mortgage Finance) Callable 5/1/15 @ 105.38 (a)	10.75	5/1/19	1,039
1,990	Community Health Systems, Inc. (Health Care Providers & Services) (a)(b)	2.49	7/25/14	1,961
1,225	Community Health Systems, Inc. (Health Care Providers & Services) Callable 11/15/15 @ 104.00	8.00	11/15/19	1,305
1,626	Community Health Systems, Inc. (Health Care Providers & Services) Callable 8/9/12 @ 102.22	8.88	7/15/15	1,669
435	Comstock Resources, Inc. (Oil, Gas & Consumable Fuels) Callable 4/1/15 @ 103.88	7.75	4/1/19	400
500	Consol Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 4/1/15 @ 104.13	8.25	4/1/20	525
635	Consolidated Commission Finance Co. (Multi-Utilities) Callable 6/1/16 @ 105.44 (a)	10.88	6/1/20	660
760	Consolidated Container Co. LLC/Consolidated Container Capital, Inc. (Containers & Packaging) Callable 7/15/15 @ 107.59 (a)	10.13	7/15/20	783
530	Continental Airlines, Inc., Series 2012-1, Class B (Airlines)	6.25	4/11/20	535
220	Continental Resources, Inc. (Oil, Gas & Consumable Fuels) Callable 3/15/17 @ 102.50 (a)	5.00	9/15/22	223
3,120	Cooper-Standard Automotive, Inc. (Auto Components) Callable 5/1/14 @ 104.25	8.50	5/1/18	3,366
1,000	Copano Energy LLC/Copano Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/1/16 @ 103.56	7.13	4/1/21	1,030
230	Cott Beverages USA, Inc. (Beverages) Callable 9/1/14 @ 104.06	8.13	9/1/18	251
900	Covanta Holding Corp. (Commercial Services & Supplies) Callable 12/1/15 @ 103.63	7.25	12/1/20	975
2,000	Crestwood Midstream Partners LP (Energy Equipment & Services) Callable 4/1/15 @ 103.88	7.75	4/1/19	1,985
385	Cricket Communications, Inc. (Wireless Telecommunication Services) Callable 8/9/12 @ 105.81	7.75	5/15/16	409
2,085	Crown Castle International Corp. (Wireless Telecommunication Services) (a)(b)	4.00	1/25/19	2,051
1,000	CSC Holdings LLC (Construction & Engineering)	7.63	7/15/18	1,117
475	Darling International, Inc. (Food Products) Callable 12/15/14 @ 104.25	8.50	12/15/18	533
323	Delta Air Lines, Inc. (Airlines)	8.95	8/10/14	329
359	Delta Air Lines, Inc. (Airlines) Callable 8/9/12 @ 107.12 (a)	9.50	9/15/14	379
3,290	Diamond Resorts Corp. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 106.00	12.00	8/15/18	3,520
1,225	Digital Global, Inc. (Aerospace & Defense) (a)(b)	5.75	10/7/18	1,209
1,000	DISH DBS Corp. (Media)	6.75	6/1/21	1,080
465	DISH DBS Corp. (Media)	7.88	9/1/19	536
825	Ducommun, Inc. (Aerospace & Defense) Callable 7/15/15 @ 104.88	9.75	7/15/18	868
675	Dycom Investments, Inc. (Construction & Engineering) Callable 1/15/16 @ 103.56	7.13	1/15/21	692
670	E*TRADE Financial Corp. (Capital Markets) Callable 11/30/12 @ 112.50	12.50	11/30/17	768
420	Echostar DBS Corp. (Media)	7.13	2/1/16	461
695	EchoStar DBS Corp. (Media)	7.75	5/31/15	771
395	Edison Mission Energy (Electric Utilities)	7.20	5/15/19	220
35	Edison Mission Energy (Electric Utilities)	7.75	6/15/16	20
330	El Paso Corp. (Oil, Gas & Consumable Fuels)	6.50	9/15/20	362
530	El Paso Corp. (Oil, Gas & Consumable Fuels)	7.00	6/15/17	601
230	El Paso Corp., Series G, MTN (Oil, Gas & Consumable Fuels)	8.05	10/15/30	261
135	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	8.63	1/15/22	173
375	Emdeon, Inc. (Software) Callable 12/31/15 @ 105.50 (a)	11.00	12/31/19	420
3,455	Endeavour International Corp. (Oil, Gas & Consumable Fuels) Callable 3/1/15 @ 106.00 (a)	12.00	3/1/18	3,593
505	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 7/15/15 @ 103.50	7.00	7/15/19	549

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$520	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 12/15/15 @ 103.50	7.00	12/15/20	$564
705	Endo Pharmaceuticals Holdings, Inc. (Pharmaceuticals) Callable 7/15/16 @ 103.63	7.25	1/15/22	764
3,690	Energy Future Holdings Corp. (Electric Utilities) Callable 1/15/15 @ 105.00 (c)	10.00	1/15/20	3,939
2,025	Energy Transfer Equity LP (Oil, Gas & Consumable Fuels) (a)(b)	3.75	3/23/17	1,985
2,750	Entravision Communications Corp. (Media) Callable 8/1/13 @ 106.56	8.75	8/1/17	2,915
2,350	Equinix, Inc. (Internet Software & Services) Callable 7/15/16 @ 103.50	7.00	7/15/21	2,585
1,235	Everest Acquisition LLC/Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels) Callable 5/1/15 @ 103.44 (a)	6.88	5/1/19	1,291
450	Everest Acquisition LLC/Everest Acquisition Finance, Inc. (Oil, Gas & Consumable Fuels) Callable 5/1/16 @ 104.69 (a)	9.38	5/1/20	466
1,500	Exide Technologies, Inc. (Auto Components) Callable 2/1/15 @ 104.31	8.63	2/1/18	1,183
1,500	Exterran Holdings, Inc. (Energy Equipment & Services) Callable 12/1/13 @ 105.44	7.25	12/1/18	1,440
375	Ferrellgas Partners LP (Distributors) Callable 10/1/13 @ 104.56	9.13	10/1/17	392
480	Ferrellgas Partners LP/ Ferrellgas Finance corp. (Distributors) Callable 5/1/16 @ 103.25	6.50	5/1/21	438
5,060	Fidelity National Information Services, Inc. (IT Services) Callable 3/15/17 @ 102.50 (a)	5.00	3/15/22	5,149
820	First Wind Capital LLC (Oil, Gas & Consumable Fuels) Callable 6/1/14 @ 107.69 (a)	10.25	6/1/18	820
2,400	Ford Motor Co. (Automobiles)	7.45	7/16/31	3,006
1,000	Forest Oil Corp. (Oil, Gas & Consumable Fuels) Callable 8/10/12 @ 103.63	7.25	6/15/19	917
780	Frac Tech International LLC (Energy Equipment & Services) (a)(b)	6.25	5/6/16	711
845	Freescale Semiconductor, Inc. (Semiconductors & Semiconductor Equipment) Callable 4/15/14 @ 104.63 (a)	9.25	4/15/18	904
540	Fresenius Medical Care US Finance II, Inc. (Health Care Providers & Services) (a)	5.63	7/31/19	563
540	Fresenius Medical Care US Finance II, Inc. (Health Care Providers & Services) (a)	5.88	1/31/22	562
500	Frontier Communications Corp. (Diversified Telecommunication Services)	8.13	10/1/18	531
1,500	Frontier Communications Corp. (Diversified Telecommunication Services)	8.50	4/15/20	1,590
1,000	GCI, Inc. (Media) Callable 6/1/16 @ 103.38	6.75	6/1/21	967
990	General Motors Financial Co., Inc. (Diversified Financial Services)	6.75	6/1/18	1,082
2,192	Genesis Energy LP (Oil, Gas & Consumable Fuels) Callable 12/15/14 @ 103.94	7.88	12/15/18	2,247
3,075	GenOn Energy, Inc. (Multi-Utilities)	9.50	10/15/18	3,040
1,985	Genworth Financial, Inc. (Insurance) Callable 11/15/16 @ 100.00 (b)	6.15	11/15/66	1,141
135	Genworth Financial, Inc. (Insurance)	7.63	9/24/21	128
525	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	8.63	10/1/16	516
725	GeoEye, Inc. (Aerospace & Defense) Callable 10/1/13 @ 104.31	9.63	10/1/15	759
1,520	Geokinetics Holdings, Inc. (Energy Equipment & Services) Callable 8/9/12 @ 104.88 (d)	9.75	12/15/14	851
5,895	GMAC, Inc. (Consumer Finance)	8.00	11/1/31	6,912
1,000	Griffon Corp. (Building Products) Callable 4/1/14 @ 105.34	7.13	4/1/18	1,015
945	Halcon Resources Corp. (Oil, Gas & Consumable Fuels) Callable 7/15/16 @ 104.88 (a)	9.75	7/15/20	932
945	Hartford Financial Services Group (Insurance) Callable 6/15/18 @ 100.00 (b)	8.13	6/15/38	990
1,620	HCA, Inc. (Health Care Providers & Services)	5.88	3/15/22	1,693
1,155	HCA, Inc. (Health Care Providers & Services)	6.50	2/15/20	1,252
895	HCA, Inc. (Health Care Providers & Services)	7.50	2/15/22	976
748	HCA, Inc. (Health Care Providers & Services) Callable 2/15/13 @ 104.94	9.88	2/15/17	812
1,500	Health Management Associates, Inc. (Health Care Providers & Services) Callable 1/15/16 @ 103.69	7.38	1/15/20	1,596
1,385	Heckmann Corp. (Beverages) Callable 4/15/15 @ 104.94 (a)	9.88	4/15/18	1,316
910	Hercules Offshore, Inc. (Energy Equipment & Services) Callable 4/1/14 @ 105.34 (a)	7.13	4/1/17	883
385	Hercules Offshore, Inc. (Energy Equipment & Services) Callable 4/1/15 @ 107.69 (a)	10.25	4/1/19	368
415	Hertz Corp. (Road & Rail) Callable 10/15/14 @ 103.75	7.50	10/15/18	445
2,000	Hilcorp Energy Co. (Oil, Gas & Consumable Fuels) Callable 2/15/15 @ 104.00	8.00	2/15/20	2,155
1,000	Holly Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.13	8.25	3/15/18	1,060
200	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 11/1/15 @ 103.00	6.00	11/1/20	217
265	Host Hotels & Resorts LP (Hotels, Restaurants & Leisure) Callable 5/15/13 @ 104.50	9.00	5/15/17	293

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$700	Hughes Satellite Systems Corp. (Media)	6.50	6/15/19	$744
175	Hughes Satellite Systems Corp. (Media)	7.63	6/15/21	190
185	Huntington Ingalls Industries, Inc. (Aerospace & Defense) Callable 3/15/15 @ 103.44	6.88	3/15/18	193
450	Huntsman International LLC (Chemicals) Callable 8/9/12 @ 100.00	5.50	6/30/16	450
280	Huntsman International LLC (Chemicals) Callable 3/15/15 @ 104.31	8.63	3/15/20	314
170	Huntsman International LLC (Chemicals) Callable 9/15/15 @ 104.31	8.63	3/15/21	192
385	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Auto Components) Callable 1/15/13 @ 103.88	7.75	1/15/16	405
2,050	Icahn Enterprises LP/Icahn Enterprises Finance Corp. (Auto Components) Callable 1/15/14 @ 104.00	8.00	1/15/18	2,178
2,550	ILFC E-Capital Trust I (Diversified Financial Services) Callable 8/9/12 @ 100.00 (a)(b)	5.03	12/21/65	1,720
500	ILFC E-Capital Trust ll (Diversified Financial Services) (a)(b)	6.25	12/21/65	365
4,130	INC Research LLC (Health Care Providers & Services) Callable 7/15/15 @ 105.75 (a)	11.50	7/15/19	4,006
1,205	Integra Telecom (Diversified Telecommunication Services) Callable 4/15/13 @ 105.38 (a)	10.75	4/15/16	1,175
2,160	International Lease Finance Corp. (Diversified Financial Services)	5.88	4/1/19	2,162
55	International Lease Finance Corp. (Diversified Financial Services)	6.25	5/15/19	56
430	International Lease Finance Corp., Series R, MTN (Diversified Financial Services)	6.63	11/15/13	444
980	Iron Mountain, Inc. (Commercial Services & Supplies) Callable 10/1/15 @ 103.88	7.75	10/1/19	1,058
500	Iron Mountain, Inc. (Commercial Services & Supplies) Callable 6/15/13 @ 104.00	8.00	6/15/20	529
596	iStar Financial, Inc. (Real Estate Investment Trusts) (a)(b)	5.25	3/19/16	590
1,000	J.B. Poindexter & Co., Inc. (Machinery) Callable 4/1/17 @ 104.50	9.00	4/1/22	1,000
490	Jabil Circuit, Inc. (Electronic Equipment, Instruments & Components)	8.25	3/15/18	575
1,500	Jarden Corp. (Household Durables) Callable 1/15/15 @ 103.75	7.50	1/15/20	1,639
2,500	JBS USA LLC/JBS USA Finance, Inc. (Food Products) Callable 6/1/15 @ 105.44	7.25	6/1/21	2,325
715	JC Penney Corp., Inc. (Multiline Retail)	6.38	10/15/36	540
2,280	JMC Steel Group, Inc. (Metals & Mining) Callable 3/15/14 @ 106.19 (a)	8.25	3/15/18	2,263
565	KB Home (Household Durables)	9.10	9/15/17	590
1,500	KEMET Corp. (Electronic Equipment, Instruments & Components) Callable 5/1/14 @ 105.25	10.50	5/1/18	1,545
1,165	Kindred Healthcare, Inc. (Health Care Providers & Services) Callable 6/1/14 @ 106.19	8.25	6/1/19	1,081
2,800	Kinetic Concepts, Inc./KCI USA (Health Care Equipment & Supplies) Callable 11/1/15 @ 105.25 (a)	10.50	11/1/18	2,940
1,000	Koppers, Inc. (Chemicals) Callable 12/1/14 @ 103.94	7.88	12/1/19	1,077
1,220	Kratos Defense & Security Solutions, Inc. (Aerospace & Defense) Callable 6/1/14 @ 105.00	10.00	6/1/17	1,315
500	Lamar Media Corp. (Media) Callable 2/1/17 @ 102.94	5.88	2/1/22	513
1,000	Lamar Media Corp. (Media) Callable 4/15/14 @ 103.94	7.88	4/15/18	1,100
1,560	Level 3 Communications, Inc. (Diversified Telecommunication Services) (a)(b)	2.72	3/13/14	1,531
1,200	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 8/9/12 @ 100.00 (b)	4.51	2/15/15	1,158
1,665	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 7/1/15 @ 104.06	8.13	7/1/19	1,709
690	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callable 1/15/16 @ 104.31	8.63	7/15/20	724
1,025	Level 3 Financing, Inc. (Diversified Telecommunication Services) Callablle 4/1/15 @ 104.69	9.38	4/1/19	1,107
2,255	Libbey Glass, Inc. (Household Durables) Callable 5/15/15 @ 105.16 (a)	6.88	5/15/20	2,317
615	Liberty Mutual Group, Inc. (Insurance) Callable 3/15/17 @ 100.00 (a)(b)	7.00	3/15/37	547
2,135	Liberty Mutual Group, Inc. (Insurance) (a)	7.80	3/15/37	2,156
1,780	Limited Brands, Inc. (Specialty Retail)	5.63	2/15/22	1,833
760	Limited Brands, Inc. (Specialty Retail)	6.63	4/1/21	830
570	Limited Brands, Inc. (Specialty Retail)	7.00	5/1/20	633
1,000	Limited Brands, Inc. (Specialty Retail)	7.60	7/15/37	996

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,855	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 5/15/15 @ 103.25 (a)	6.50	5/15/19	$2,826
1,945	Linn Energy LLC/Linn Energy Finance Corp. (Oil, Gas & Consumable Fuels) Callable 4/15/15 @ 104.31	8.63	4/15/20	2,096
745	Live Nation Entertainment, Inc. (Media) Callable 5/15/14 @ 104.06 (a)	8.13	5/15/18	761
1,955	Longview Fibre Paper & Packaging, Inc. (Paper & Forest Products) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/16	1,955
455	Marina District Finance Co., Inc. (Hotels, Restaurants & Leisure) Callable 8/15/14 @ 104.94	9.88	8/15/18	429
335	MarkWest Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 11/1/15 @ 103.38	6.75	11/1/20	356
985	Masco Corp. (Building Products)	5.95	3/15/22	1,014
2,950	MBIA, Inc. (Insurance)	5.70	12/1/34	1,814
220	Mediacom LLC/Mediacom Capital Corp. (Media) Callable 8/15/14 @ 104.56	9.13	8/15/19	241
3,485	MedImpact Holdings, Inc. (Health Care Providers & Services) Callable 2/1/15 @ 105.25 (a)	10.50	2/1/18	3,659
566	Meg Energy Corp. (Oil, Gas & Consumable Fuels) (a)(b)	4.00	3/16/18	562
1,575	Meritage Homes Corp. (Household Durables)	7.15	4/15/20	1,638
1,000	MetLife, Inc. (Insurance) Callable 8/1/34 @ 100.00	10.75	8/1/39	1,397
500	MetroPCS Wireless, Inc. (Wireless Telecommunication Services) Callable 9/1/14 @ 103.94	7.88	9/1/18	519
385	MGM Resorts International (Hotels, Restaurants & Leisure)	6.63	7/15/15	397
1,625	Microsemi Corp. (Semiconductors & Semiconductor Equipment) (a)(b)	4.00	2/2/18	1,609
933	Midwest Generation LLC, Series B (Electric Utilities)	8.56	1/2/16	900
70	Monitronics International, Inc.. (Commercial Services & Supplies) Callable 4/1/16 @ 104.56 (a)	9.13	4/1/20	67
1,230	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts) Callable 2/15/17 @ 103.19	6.38	2/15/22	1,233
1,965	MPT Operating Partnership LP/MPT Finance Corp. (Real Estate Investment Trusts) Callable 5/1/16 @ 103.44	6.88	5/1/21	2,049
560	Nationstar Mortgage LLC/Nationsar Capital Corp. (Diversified Financial Services) Callable 5/1/15 @ 107.22 (a)	9.63	5/1/19	592
1,500	NBTY, Inc. (Pharmaceuticals) Callable 10/1/14 @ 104.50	9.00	10/1/18	1,657
185	Neuberger Berman Group LLC/Neuberger Berman Finance Corp. (Capital Markets) Callable 3/15/17 @ 102.94 (a)	5.88	3/15/22	193
1,500	Newfield Exploration Co. (Oil, Gas & Consumable Fuels) Callable 2/1/15 @ 103.44	6.88	2/1/20	1,597
295	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. (Media) Callable 4/15/14 @ 104.44	8.88	4/15/17	312
455	Nextel Communications, Inc., Series D (Wireless Telecommunication Services) Callable 7/20/12 @ 100.00	7.38	8/1/15	456
153	Nextel Communications, Inc., Series E (Wireless Telecommunication Services) Callable 7/20/12 @ 100.00	6.88	10/31/13	154
3,440	NII Capital Corp. (Wireless Telecommunication Services) Callable 4/1/16 @ 103.81	7.63	4/1/21	2,950
910	NII Capital Corp. (Wireless Telecommunication Services) Callable 12/15/14 @ 104.44	8.88	12/15/19	825
1,480	Niska Gas Storage US LLC/Niska Gas Storage Canada ULC (Oil, Gas & Consumable Fuels) Callable 3/15/14 @ 104.44	8.88	3/15/18	1,443
80	Northern Tier Energy LLC (Oil, Gas & Consumable Fuels) Callable 12/1/13 @ 107.88	10.50	12/1/17	86
1,928	NRG Energy, Inc. (Independent Power Producers & Energy Traders) (a)(b)	4.00	6/29/18	1,912
1,145	NRG Energy, Inc. (Independent Power Producers & Energy Traders)	7.38	1/15/17	1,191
265	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 5/15/16 @ 103.94	7.88	5/15/21	268
2,305	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 9/1/15 @ 104.13	8.25	9/1/20	2,386
955	NRG Energy, Inc. (Independent Power Producers & Energy Traders) Callable 6/15/14 @ 104.25	8.50	6/15/19	998
860	Oasis Petroleum, Inc. (Oil, Gas & Consumable Fuels) Callable 7/15/17 @ 103.44	6.88	1/15/23	863
2,045	Oil States International, Inc. (Energy Equipment & Services) Callable 6/1/14 @ 104.88	6.50	6/1/19	2,127

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts) Callable 10/15/15 @ 103.38	6.75	10/15/22	$1,067
1,000	Omega Healthcare Investors, Inc. (Real Estate Investment Trusts) Callable 2/15/15 @ 103.75	7.50	2/15/20	1,090
2,089	Omnicare, Inc. (Health Care Providers & Services) Callable 6/1/15 @ 103.88	7.75	6/1/20	2,277
60	Paetec Holding Corp. (Diversified Telecommunication Services) Callable 6/30/13 @ 104.44	8.88	6/30/17	65
1,000	Peabody Energy Corp. (Oil, Gas & Consumable Fuels)	6.00	11/15/18	995
2,390	Peabody Energy Corp. (Oil, Gas & Consumable Fuels) (a)	6.25	11/15/21	2,366
335	Penn Virginia Corp. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.19	10.38	6/15/16	322
1,500	PHH Corp. (Diversified Financial Services)	9.25	3/1/16	1,594
215	Phillips-Van Heusen Corp. (Textiles, Apparel & Luxury Goods) Callable 5/15/15 @ 103.69	7.38	5/15/20	238
575	Physio-Control International, Inc. (Health Care Equipment & Supplies) Callable 1/15/15 @ 107.41	9.88	1/15/19	612
375	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 4/1/17 @ 103.88	7.75	4/1/22	401
580	Pinnacle Entertainment, Inc. (Hotels, Restaurants & Leisure) Callable 5/15/15 @ 104.38	8.75	5/15/20	635
730	Pioneer Drilling Co. (Energy Equipment & Services) Callable 3/15/14 @ 104.94	9.88	3/15/18	766
1,070	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/15/16 @ 103.06	6.13	6/15/19	1,075
330	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.81	7.63	6/1/18	351
385	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.81	8.63	10/15/19	425
545	Plastipak Holdings, Inc. (Containers & Packaging) Callable 8/15/14 @ 105.31 (a)	10.63	8/15/19	618
865	Polymer Group, Inc. (Construction Materials) Callable 2/1/15 @ 103.88	7.75	2/1/19	914
1,500	PolyOne Corp. (Chemicals) Callable 9/15/15 @ 103.69	7.38	9/15/20	1,594
2,000	Post Holdings, Inc. (Food Products) Callable 2/15/17 @ 103.69 (a)	7.38	2/15/22	2,110
1,180	Prospect Medical Holdings, Inc. (Commercial Services & Supplies) Callable 5/1/15 @ 106.28 (a)	8.38	5/1/19	1,159
440	Provident Funding Associates LP (Diversified Financial Services) Callable 4/15/14 @ 105.13 (a)	10.25	4/15/17	459
480	Provident Funding Associates LP/PFG Finance Corp. (Commercial Banks) Callable 2/15/15 @ 105.06 (a)	10.13	2/15/19	446
1,730	Quapaw Downstream Development Authority (Hotels, Restaurants & Leisure) Callable 7/1/15 @ 105.25 (a)	10.50	7/1/19	1,786
1,230	QVC, Inc. (Internet & Catalog Retail) Callable 10/1/14 @ 103.75 (a)	7.50	10/1/19	1,365
2,540	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	6.88	7/15/28	2,449
2,340	Qwest Capital Funding, Inc. (Diversified Telecommunication Services)	7.75	2/15/31	2,304
475	Qwest Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 101.94	7.25	10/15/35	479
500	R.R. Donnelley & Sons Co. (Commercial Services & Supplies)	8.25	3/15/19	490
1,358	Radiation Therapy Services, Inc. (Health Care Providers & Services) Callable 5/15/14 @ 104.44 (a)	8.88	1/15/17	1,304
1,385	Rain CII Carbon LLC (Chemicals) Callable 12/1/14 @ 104.00 (a)	8.00	12/1/18	1,399
1,380	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable 2/15/17 @ 102.50	5.00	8/15/22	1,363
1,425	Reckson Operating Partnership LP (Real Estate Investment Trusts)	7.75	3/15/20	1,626
1,000	Regency Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 7/15/16 @ 103.25	6.50	7/15/21	1,050
750	Regions Bank (Commercial Banks)	6.45	6/26/37	735
400	Regions Bank (Commercial Banks)	7.50	5/15/18	450
1,170	Regions Financial Corp. (Commercial Banks)	5.75	6/15/15	1,228
910	Resolute Energy Corp. (Oil, Gas & Consumable Fuels) Callable 5/1/16 @ 104.25 (a)	8.50	5/1/20	903
1,130	Revlon Consumer Products Corp. (Personal Products) Callable 11/15/12 @ 104.88	9.75	11/15/15	1,209
1,700	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC (Household Durables) Callable 8/15/15 @ 103.94	7.88	8/15/19	1,840
535	Rite Aid Corp. (Food & Staples Retailing) Callable 8/9/12 @ 103.75	7.50	3/1/17	546

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,325	Rouse Co. (Oil, Gas & Consumable Fuels) Callable 5/9/13 @ 103.38	6.75	11/9/15	$1,385
200	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.25	11/30/13	207
3,450	Sabine Pass LNG LP (Oil, Gas & Consumable Fuels)	7.50	11/30/16	3,622
1,000	Sabre, Inc. (Leisure Equipment & Products) Callable 5/15/15 @ 106.38	8.50	5/15/19	1,015
725	Sally Holdings LLC/Sally Capital, Inc. (Multiline Retail) Callable 6/1/17 @ 102.88	5.75	6/1/22	759
1,765	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 3/15/16 @ 103.75	7.50	3/15/21	1,743
3,600	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 104.00 (a)	8.00	6/1/18	3,645
345	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 1/15/15 @ 104.38	8.75	1/15/20	360
755	Sealed Air Corp. (Containers & Packaging) Callable 9/15/15 @ 104.06 (a)	8.13	9/15/19	842
1,020	Sealed Air Corp. (Containers & Packaging) Callable 9/15/16 @ 104.19 (a)	8.38	9/15/21	1,153
5,260	Sears Holdings Corp. (Multiline Retail)	6.63	10/15/18	4,695
4,545	ServiceMaster Co. (Diversified Consumer Services) Callable 2/15/15 @ 106.00	8.00	2/15/20	4,948
545	Sinclair Television Group, Inc. (Media) Callable 11/1/13 @ 104.63 (a)	9.25	11/1/17	602
555	Sirius XM Radio, Inc. (Media) Callable 9/1/12 @ 104.88 (a)	9.75	9/1/15	588
985	SLM Corp., MTN (Consumer Finance)	6.25	1/25/16	1,034
345	SLM Corp., MTN (Consumer Finance)	7.25	1/25/22	365
465	Solutia, Inc. (Chemicals) Callable 3/15/15 @ 103.94	7.88	3/15/20	544
495	Solutia, Inc. (Chemicals) Callable 11/1/13 @ 104.38	8.75	11/1/17	556
555	Speedway Motorsports, Inc. (Hotels, Restaurants & Leisure) Callable 6/1/13 @ 104.38	8.75	6/1/16	604
805	Speedy Cash, Inc. (IT Services) Callable 5/15/15 @ 105.38 (a)	10.75	5/15/18	831
525	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 12/15/15 @ 103.38	6.75	12/15/20	572
200	Spirit Aerosystems, Inc. (Aerospace & Defense) Callable 10/1/13 @ 103.75	7.50	10/1/17	218
3,695	Sprint Capital Corp. (Wireless Telecommunication Services)	6.88	11/15/28	2,974
2,680	Sprint Capital Corp. (Wireless Telecommunication Services)	6.90	5/1/19	2,519
2,330	Sprint Capital Corp. (Wireless Telecommunication Services)	8.75	3/15/32	2,120
175	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	7.00	3/1/20	182
1,100	Sprint Nextel Corp. (Wireless Telecommunication Services)	8.38	8/15/17	1,127
2,560	Sprint Nextel Corp. (Wireless Telecommunication Services) (a)	11.50	11/15/21	2,854
900	SquareTwo Financial Corp. (Thrifts & Mortgage Finance) Callable 4/1/14 @ 105.80	11.63	4/1/17	803
925	Standard Pacific Corp. (Household Durables)	8.38	5/15/18	1,011
710	Stater Brothers Holdings (Food & Staples Retailing) Callable 8/9/12 @ 101.94	7.75	4/15/15	724
500	Steeel Dynamics, Inc. (Metals & Mining) Callable 8/10/12 @ 103.88 (b)	7.75	4/15/16	515
2,000	Stewart Enterprises, Inc. (Diversified Consumer Services) Callable 4/15/14 @ 104.88	6.50	4/15/19	2,060
115	SunGard Data Systems, Inc. (IT Services) Callable 11/15/13 @ 105.53	7.38	11/15/18	123
735	SunGard Data Systems, Inc. (IT Services) Callable 11/15/15 @ 103.81	7.63	11/15/20	783
1,500	Targa Resources Partners LP (Oil, Gas & Consumable Fuels) Callable 2/1/17 @ 103.19	6.38	8/1/22	1,496
1,145	Targa Resources Partners LP (Oil, Gas & Consumable Fuels) Callable 7/1/12 @ 104.13	8.25	7/1/16	1,191
1,070	Tenet Healthcare Corp. (Health Care Providers & Services)	6.25	11/1/18	1,134
455	Tenet Healthcare Corp. (Health Care Providers & Services) Callable 7/1/14 @ 104.44	8.88	7/1/19	511
2,125	Tenneco, Inc. (Auto Components) Callable 8/15/14 @ 103.88	7.75	8/15/18	2,306
265	Tennessee Gas Pipeline Co. (Oil, Gas & Consumable Fuels)	8.00	2/1/16	312
130	Terex Corp. (Machinery) Callable 11/15/12 @ 104.00	8.00	11/15/17	135
940	Terex Corp. (Machinery) Callable 6/1/13 @ 105.44	10.88	6/1/16	1,054
4,055	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. (Multi-Utilities) Callable 4/1/16 @ 105.75 (a)	11.50	10/1/20	2,768
330	Texas Petrochemical Corp. (Chemicals) Callable 10/1/13 @ 106.19	8.25	10/1/17	349
1,250	The AES Corp. (Independent Power Producers & Energy Traders)	7.38	7/1/21	1,391
95	The AES Corp. (Independent Power Producers & Energy Traders)	7.75	10/15/15	107
1,610	The AES Corp. (Independent Power Producers & Energy Traders)	9.75	4/15/16	1,908
2,000	The Goodyear Tier & Rubber Co. (Auto Components)	8.75	8/15/20	2,132
825	The Manitowoc Co., Inc. (Machinery) Callable 11/1/15 @ 104.25	8.50	11/1/20	891

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$800	The Manitowoc Co., Inc. (Machinery) Callable 2/15/14 @ 104.75	9.50	2/15/18	$876
1,000	Tomkins LLC/Tomkins, Inc. (Machinery) Callable 10/1/14 @ 104.50 (c)	9.00	10/1/18	1,112
1,500	Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. (Auto Components) Callable 9/1/14 @ 105.31	10.63	9/1/17	1,590
960	Toys “R” Us Property Co. I LLC (Real Estate Investment Trusts) Callable 7/15/13 @ 105.38	10.75	7/15/17	1,049
2,000	TransDigm Group, Inc. (Aerospace & Defense) Callable 12/15/14 @ 103.88	7.75	12/15/18	2,195
5,230	Trilogy International Partners LLC (Wireless Telecommunication Services) Callable 8/15/13 @ 105.13 (a)	10.25	8/15/16	4,262
490	Triumph Group, Inc. (Aerospace & Defense) Callable 11/15/13 @ 104.00	8.00	11/15/17	534
1,000	Tutor Perini Corp. (Construction & Engineering) Callable 11/1/14 @ 103.81	7.63	11/1/18	1,002
500	TW Telecom Holdings, Inc. (Diversified Telecommunication Services) Callable 3/1/14 @ 104.00	8.00	3/1/18	545
350	United Maritime LLC/Corp. (Marine) Callable 12/15/12 @ 105.88	11.75	6/15/15	382
1,440	United Refining Co. (Oil, Gas & Consumable Fuels) Callable 2/28/15 @ 105.25	10.50	2/28/18	1,476
1,780	Universal Hospital Services, Inc. (Health Care Equipment & Supplies) Callable 8/13/12 @ 102.13	8.50	6/1/15	1,814
305	Univision Communications, Inc. (Media) Callable 11/1/15 @ 103.94 (a)	7.88	11/1/20	326
1,215	UR Financing Escrow Corp. (IT Services) Callable 7/15/15 @ 102.88	5.75	7/15/18	1,264
1,515	UR Financing Escrow Corp. (IT Services) Callable 5/15/16 @ 103.69 (a)	7.38	5/15/20	1,583
1,890	UR Financing Escrow Corp. (IT Services) Callable 4/15/17 @ 103.81 (a)	7.63	4/15/22	1,980
1,289	USG Corp. (Building Products) Callable 10/15/14 @ 104.19 (a)	8.38	10/15/18	1,353
335	USG Corp. (Building Products) (a)	9.75	8/1/14	372
930	USG Corp. (Building Products) (c)	9.75	1/15/18	976
2,125	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 7/15/13 @ 103.25 (a)	6.50	7/15/16	2,221
165	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 12/1/14 @ 103.44 (a)	6.88	12/1/18	171
50	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 10/1/15 @ 103.50 (a)	7.00	10/1/20	51
30	Valeant Pharmaceuticals International, Inc. (Pharmaceuticals) Callable 7/15/16 @ 103.63 (a)	7.25	7/15/22	30
160	Vertellus Specialties, Inc. (Chemicals) Callable 4/1/13 @ 104.69 (a)	9.38	10/1/15	132
1,365	ViaSat, Inc. (Communications Equipment) Callable 6/15/16 @ 103.44 (a)	6.88	6/15/20	1,379
1,305	ViaSat, Inc. (Communications Equipment) Callable 9/15/12 @ 106.66	8.88	9/15/16	1,400
2,000	Visteon Corp. (Auto Components) Callable 4/15/14 @ 105.06	6.75	4/15/19	1,945
1,800	Vulcan Materials Co. (Construction Materials)	7.50	6/15/21	1,980
1,495	Walter Energy Corp. (Metals & Mining) (a)(b)	4.00	3/4/18	1,463
2,480	West Corp. (Diversified Telecommunication Services) Callable 11/15/14 @ 103.94	7.88	1/15/19	2,592
685	West Corp. (Diversified Telecommunication Services) Callable 10/1/14 @ 104.31	8.63	10/1/18	726
1,035	Western Refining, Inc. (Oil, Gas & Consumable Fuels) Callable 6/15/13 @ 105.62 (a)	11.25	6/15/17	1,162
1,005	Windstream Corp. (Diversified Telecommunication Services) Callable 6/1/17 @ 103.75	7.50	6/1/22	1,035
815	Windstream Corp. (Diversified Telecommunication Services) Callable 4/1/16 @ 103.75	7.50	4/1/23	835
1,750	Windstream Corp. (Diversified Telecommunication Services) Callable 10/15/15 @ 103.88	7.75	10/15/20	1,855
1,240	WPX Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 10/15/21 @ 100.00	6.00	1/15/22	1,234
525	XM Satellite Radio, Inc. (Media) Callable 11/1/14 @ 103.81 (a)	7.63	11/1/18	564
1,850	Zayo Group LLC/Zayo Capital, Inc. (Communications Equipment) Callable 7/1/15 @ 104.06 (a)	8.13	1/1/20	1,933
1,330	Zayo Group LLC/Zayo Capital, Inc. (Communications Equipment) Callable 7/1/16 @ 105.06 (a)	10.13	7/1/20	1,413

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
	Total Corporate Bonds			$475,267
	Yankee Dollars — 12.43%
$925	Aguila 3 SA (Transportation Infrastructure) Callable 1/31/14 @ 105.91	7.88	1/31/18	953
490	Aguila 3 SA (Transportation Infrastructure) Callable 1/31/14 @ 105.91 (a)	7.88	1/31/18	505
1,975	Air Canada, Inc. (Airlines) Callable 8/1/12 @ 106.94 (a)	9.25	8/1/15	1,931
1,705	Aircastle Ltd. (Trading Companies & Distributors)	6.75	4/15/17	1,722
1,730	Aircastle Ltd. (Trading Companies & Distributors)	7.63	4/15/20	1,756
705	Aircastle Ltd. (Trading Companies & Distributors) Callable 8/1/14 @ 104.88	9.75	8/1/18	781
425	Aperam SA (Metals & Mining) Callable 10/1/13 @ 103.69 (a)	7.38	4/1/16	366
600	Aperam SA (Metals & Mining) Callable 4/1/15 @ 103.88 (a)	7.75	4/1/18	510
1,180	Bombardier, Inc. (Aerospace & Defense) (a)	5.75	3/15/22	1,176
200	Bombardier, Inc. (Aerospace & Defense) (a)	7.75	3/15/20	223
1,000	Calcipar SA (Construction Materials) Callable 5/1/15 @ 103.44	6.88	5/1/18	985
1,310	CGGVeritas (Energy Equipment & Services) Callable 6/1/16 @ 103.25	6.50	6/1/21	1,310
2,755	CHC Helicopter SA (Air Freight & Logistics) Callable 10/15/15 @ 104.63	9.25	10/15/20	2,693
1,065	Codere Finance Luxembourg SA (Hotels, Restaurants & Leisure) Callable 2/15/15 @ 106.94 (a)	9.25	2/15/19	751
675	Consolidated Minerals Ltd. (Metals & Mining) Callable 5/1/14 @ 104.44 (a)	8.88	5/1/16	516
1,310	ConvaTec Healthcare E SA (Health Care Providers & Services) Callable 12/15/14 @ 105.25 (a)	10.50	12/15/18	1,317
2,000	Expro Finance Luxembourg SCA (Oil, Gas & Consumable Fuels) Callable 12/15/13 @ 104.25	8.50	12/15/16	1,915
620	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	689
1,000	FMG Resources (August 2006) Pty Ltd. (Metals & Mining) Callable 4/1/17 @ 103.44	6.88	4/1/22	1,008
1,765	FMG Resources (August 2006) Pty Ltd. (Metals & Mining) Callable 11/1/15 @ 104.13 (a)	8.25	11/1/19	1,871
800	INEOS Finance PLC (Chemicals) Callable 5/1/15 @ 105.62 (a)	7.50	5/1/20	806
460	INEOS Finance PLC (Chemicals) Callable 5/15/13 @ 104.50 (a)	9.00	5/15/15	485
985	Inmarsat Finance PLC (Diversified Telecommunication Services) Callable 12/1/13 @ 103.69 (a)	7.38	12/1/17	1,051
7,620	Inmet Mining Corp. (Metals & Mining) Callable 6/1/16 @ 104.38 (a)	8.75	6/1/20	7,544
1,650	Intelsat Jackson Holdings SA (Diversified Telecommunication Services) Callable 4/1/16 @ 103.75	7.50	4/1/21	1,745
2,140	Intelsat Luxembourg SA, PIK (Diversified Telecommunication Services) Callable 2/15/13 @ 105.62	11.25	2/4/17	2,204
1,775	Intelsat Luxembourg SA, PIK (Diversified Telecommunication Services) Callable 2/15/13 @ 105.75 (a)	11.50	2/4/17	1,833
2,000	InterGen NV (Electric Utilities) Callable 8/10/12 @ 104.50	9.00	6/30/17	1,960
529	Kinove German Bondco GmbH (Chemicals) Callable 6/15/14 @ 107.22 (a)	9.63	6/15/18	545
2,450	LyondellBasell Industries NV (Chemicals) (a)	6.00	11/15/21	2,689
1,595	MMI International Ltd. (Industrial Conglomerates) Callable 3/1/15 @ 104.00 (a)	8.00	3/1/17	1,643
780	National Money Mart Co. (Diversified Financial Services) Callable 12/15/13 @ 105.19	10.38	12/15/16	860
2,000	Navios Maritime Holdings, Inc./Navios Maritime Finance (US), Inc. (Energy Equipment & Services) Callable 2/15/15 @ 104.06	8.13	2/15/19	1,710
530	Nova Chemicals Corp. (Chemicals) Callable 11/1/14 @ 104.31	8.63	11/1/19	600
1,555	Novelis, Inc. (Metals & Mining) Callable 12/15/13 @ 106.28	8.38	12/15/17	1,664
1,500	Offshore Group Investment Ltd. (Energy Equipment & Services Callable 2/1/13 @ 108.62	11.50	8/1/15	1,627
2,200	Offshore Group Investment Ltd. (Energy Equipment & Services) Callable 2/1/13 @ 108.62 (a)	11.50	8/1/15	2,387
2,000	OGX Austria GmbH (Oil, Gas & Consumable Fuels) Callable 6/1/15 @ 104.25	8.50	6/1/18	1,780

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars (continued)
$405	OXEA Finance & Cy SCA (Chemicals) Callable 7/15/13 @ 107.12 (a)	9.50	7/15/17	$430
815	Quebecor Media, Inc. (Media) Callable 8/9/12 @ 102.58	7.75	3/15/16	837
910	RDS Ultra-Deepwater Ltd. (Energy Equipment & Services) Callable 3/15/14 @ 105.94 (a)	11.88	3/15/17	1,008
605	Sable International Finance Ltd. (Communications Equipment) Callable 2/1/16 @ 104.38 (a)	8.75	2/1/20	647
2,695	Satmex Escrow SA de CV (Diversified Telecommunication Services) Callable 5/15/14 @ 104.75	9.50	5/15/17	2,816
400	Satmex Escrow SA de CV (Diversified Telecommunication Services) Callable 5/15/14 @ 104.75 (a)	9.50	5/15/17	418
240	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/15 @ 103.44	6.88	5/1/20	258
1,875	Seagate HDD Cayman (Computers & Peripherals) Callable 5/1/16 @ 103.50	7.00	11/1/21	2,020
104	Seagate Technology International Ltd. (Computers & Peripherals) Callable 5/1/13 @ 105.00 (a)	10.00	5/1/14	115
400	Tembec Industries, Inc. (Paper & Forest Products) Callable 12/15/14 @ 105.62	11.25	12/15/18	399
590	UPC Holding BV (Diversified Telecommunication Services) Callable 4/15/14 @ 104.94 (a)	9.88	4/15/18	646
720	UPCB Finance V Ltd. (Diversified Telecommunication Services) Callable 11/15/16 @ 103.63 (a)	7.25	11/15/21	752
1,570	Videotron Ltee (Diversified Telecommunication Services) (a)	5.00	7/15/22	1,594
905	White Mountains Re Group Ltd. (Insurance) Callable 6/30/17 @ 100.00 (a)(b)	7.51	5/29/49	868
3,150	Wind Acquisition Finance SA (Diversified Telecommunication Services) Callable 11/15/13 @ 105.44 (a)	7.25	2/15/18	2,756
1,815	Wind Acquisition Holdings Finance SA (Diversified Telecommunication Services) Callable 7/15/13 @ 106.12 (a)	12.25	7/15/17	1,243
	Total Yankee Dollars			72,918
	Common/Preferred Stocks and Rights — 0.69%
87,475	Countrywide Capital V (Diversified Financial Services) Callable 7/20/12 @ 25.00			2,174
16,000	General Motors Co., Series B (Automobiles)			531
55,515	GMAC Capital Trust I (Consumer Finance) Callable 2/15/16 @ 25.00			1,335
	Total Common/Preferred Stocks and Rights			4,040
	Time Deposit — 4.86%
$28,545	State Street Liquidity Management Control System Time Deposit	0.01	7/2/12	28,545
	Total Time Deposit			28,545
	Total Investments (cost $567,416) — 98.99%			580,770
	Other assets in excess of liabilities — 1.01%			5,936
	Net Assets — 100.00%			$586,706
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2012.
(c)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at June 30, 2012.
(d)	Represents security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 0.15% of the Portfolio's net assets.

MBIA — Municipal Bond Insurance Association

MTN — Medium Term Note

PIK — Payment in Kind

ULC — Unlimited Liability Co.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Fixed Income Opportunity Portfolio
Portfolio of Investments (concluded) — June 30, 2012

The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager; see Note 3 in Notes to Financial Statements.

The Fixed Income Opportunity Portfolio	Seix Investment Advisors LLC	Fort Washington Investment Advisors, Inc.	Total
Corporate Bonds	49.93%	31.08%	81.01%
Yankee Dollars	8.98%	3.45%	12.43%
Common/Preferred Stocks and Rights	0.32%	0.37%	0.69%
Time Deposit	4.01%	0.85%	4.86%
Other Assets (Liabilities)	0.37%	0.64%	1.01%
Total Net Assets	63.61%	36.39%	100.00%

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations — 86.50%
$850	U.S. Treasury Bond	3.00	5/15/42	$890
1,628	U.S. Treasury Bond	3.13	11/15/41	1,750
1,731	U.S. Treasury Bond	3.13	2/15/42	1,859
1,240	U.S. Treasury Bond	3.75	8/15/41	1,495
1,467	U.S. Treasury Bond	4.25	5/15/39	1,916
690	U.S. Treasury Bond	4.25	11/15/40	903
1,075	U.S. Treasury Bond	4.38	2/15/38	1,426
1,782	U.S. Treasury Bond	4.38	11/15/39	2,374
2,305	U.S. Treasury Bond	4.38	5/15/40	3,072
2,385	U.S. Treasury Bond	4.38	5/15/41	3,185
650	U.S. Treasury Bond	4.50	2/15/36	873
1,607	U.S. Treasury Bond	4.50	8/15/39	2,181
836	U.S. Treasury Bond	4.63	2/15/40	1,156
850	U.S. Treasury Bond	5.25	11/15/28	1,196
630	U.S. Treasury Bond	5.38	2/15/31	918
250	U.S. Treasury Bond	5.50	8/15/28	360
900	U.S. Treasury Bond	6.00	2/15/26	1,319
1,235	U.S. Treasury Bond	6.13	11/15/27	1,866
1,890	U.S. Treasury Bond	6.25	8/15/23	2,745
135	U.S. Treasury Bond	6.25	5/15/30	213
480	U.S. Treasury Bond	7.13	2/15/23	734
7	U.S. Treasury Bond	7.88	2/15/21	11
110	U.S. Treasury Bond	8.13	8/15/21	173
689	U.S. Treasury Bond	8.75	5/15/17	953
1,500	U.S. Treasury Note	0.25	2/28/14	1,499
3,000	U.S. Treasury Note	0.25	5/31/14	2,996
3,686	U.S. Treasury Note	0.25	9/15/14	3,678
600	U.S. Treasury Note	0.25	12/15/14	598
2,961	U.S. Treasury Note	0.38	7/31/13	2,965
485	U.S. Treasury Note	0.38	11/15/14	485
2,850	U.S. Treasury Note	0.38	6/15/15	2,848
2,750	U.S. Treasury Note	0.50	10/15/13	2,758
2,950	U.S. Treasury Note	0.63	5/31/17	2,936
2,232	U.S. Treasury Note	0.75	8/15/13	2,244
2,262	U.S. Treasury Note	0.75	9/15/13	2,275
3,000	U.S. Treasury Note	0.75	6/15/14	3,025
2,850	U.S. Treasury Note	0.75	6/30/17	2,853
1,522	U.S. Treasury Note	0.88	11/30/16	1,537
50	U.S. Treasury Note	0.88	12/31/16	50
2,000	U.S. Treasury Note	0.88	2/28/17	2,017
2,665	U.S. Treasury Note	0.88	4/30/17	2,685
2,422	U.S. Treasury Note	1.00	7/15/13	2,440
3,666	U.S. Treasury Note	1.00	5/15/14	3,711
200	U.S. Treasury Note	1.13	5/31/19	200

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$652	U.S. Treasury Note	1.25	10/31/15	$668
1,285	U.S. Treasury Note	1.25	4/30/19	1,299
1,726	U.S. Treasury Note	1.38	11/30/15	1,777
1,715	U.S. Treasury Note	1.38	2/28/19	1,751
1,100	U.S. Treasury Note	1.50	7/31/16	1,140
2,497	U.S. Treasury Note	1.50	8/31/18	2,576
820	U.S. Treasury Note	1.50	3/31/19	843
2,478	U.S. Treasury Note	1.75	3/31/14	2,539
1,400	U.S. Treasury Note	1.75	7/31/15	1,455
711	U.S. Treasury Note	1.75	5/31/16	743
1,627	U.S. Treasury Note	1.75	5/15/22	1,640
1,466	U.S. Treasury Note	1.88	6/30/15	1,529
166	U.S. Treasury Note	1.88	9/30/17	175
1,823	U.S. Treasury Note	2.00	1/31/16	1,918
2,016	U.S. Treasury Note	2.00	4/30/16	2,126
1,714	U.S. Treasury Note	2.00	11/15/21	1,777
2,297	U.S. Treasury Note	2.00	2/15/22	2,374
2,459	U.S. Treasury Note	2.13	11/30/14	2,563
2,265	U.S. Treasury Note	2.13	5/31/15	2,376
1,761	U.S. Treasury Note	2.13	2/29/16	1,862
2,147	U.S. Treasury Note	2.13	8/15/21	2,257
1,811	U.S. Treasury Note	2.25	1/31/15	1,898
1,353	U.S. Treasury Note	2.25	11/30/17	1,455
1	U.S. Treasury Note	2.25	7/31/18	1
3,202	U.S. Treasury Note	2.38	8/31/14	3,342
3,820	U.S. Treasury Note	2.38	9/30/14	3,994
3,635	U.S. Treasury Note	2.38	10/31/14	3,804
2,810	U.S. Treasury Note	2.38	2/28/15	2,957
1,445	U.S. Treasury Note	2.38	3/31/16	1,543
1,365	U.S. Treasury Note	2.38	7/31/17	1,474
1,852	U.S. Treasury Note	2.50	3/31/15	1,959
1,590	U.S. Treasury Note	2.50	4/30/15	1,683
2,750	U.S. Treasury Note	2.50	6/30/17	2,986
3,940	U.S. Treasury Note	2.63	7/31/14	4,126
2,000	U.S. Treasury Note	2.63	2/29/16	2,152
825	U.S. Treasury Note	2.63	4/30/16	889
998	U.S. Treasury Note	2.63	1/31/18	1,094
377	U.S. Treasury Note	2.63	4/30/18	414
1,697	U.S. Treasury Note	2.63	8/15/20	1,868
1,993	U.S. Treasury Note	2.63	11/15/20	2,191
2,000	U.S. Treasury Note	2.75	11/30/16	2,182
765	U.S. Treasury Note	2.75	12/31/17	843
1,029	U.S. Treasury Note	2.75	2/15/19	1,142
2,367	U.S. Treasury Note	3.00	8/31/16	2,599

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Treasury Obligations (continued)
$1,218	U.S. Treasury Note	3.00	9/30/16	$1,339
2,052	U.S. Treasury Note	3.13	8/31/13	2,120
2,181	U.S. Treasury Note	3.13	1/31/17	2,420
1,382	U.S. Treasury Note	3.13	4/30/17	1,539
1,430	U.S. Treasury Note	3.13	5/15/19	1,625
2,110	U.S. Treasury Note	3.13	5/15/21	2,402
1,780	U.S. Treasury Note	3.25	6/30/16	1,967
349	U.S. Treasury Note	3.25	7/31/16	386
2,027	U.S. Treasury Note	3.25	12/31/16	2,258
2,417	U.S. Treasury Note	3.25	3/31/17	2,702
2,000	U.S. Treasury Note	3.38	7/31/13	2,067
1,382	U.S. Treasury Note	3.38	11/15/19	1,599
1,149	U.S. Treasury Note	3.50	2/15/18	1,315
2,391	U.S. Treasury Note	3.50	5/15/20	2,794
2,009	U.S. Treasury Note	3.63	8/15/19	2,356
2,540	U.S. Treasury Note	3.63	2/15/20	2,988
1,752	U.S. Treasury Note	3.63	2/15/21	2,068
2,855	U.S. Treasury Note	3.75	11/15/18	3,344
1,165	U.S. Treasury Note	3.88	5/15/18	1,364
1,590	U.S. Treasury Note	4.00	2/15/14	1,684
2,167	U.S. Treasury Note	4.00	2/15/15	2,370
250	U.S. Treasury Note	4.00	8/15/18	296
548	U.S. Treasury Note	4.13	5/15/15	606
2,445	U.S. Treasury Note	4.25	8/15/13	2,554
1,000	U.S. Treasury Note	4.25	11/15/13	1,054
2,520	U.S. Treasury Note	4.25	8/15/14	2,727
131	U.S. Treasury Note	4.25	8/15/15	146
1,032	U.S. Treasury Note	4.50	11/15/15	1,170
648	U.S. Treasury Note	4.50	5/15/17	764
1,564	U.S. Treasury Note	4.63	11/15/16	1,831
2,718	U.S. Treasury Note	4.75	5/15/14	2,942
1	U.S. Treasury Note	4.75	8/15/17	1
156	U.S. Treasury Note	8.88	2/15/19	235
	Total U.S. Treasury Obligations			216,385
	U.S. Government Agency Securities — 12.55%
700	Fannie Mae	0.75	12/18/13	705
2,244	Fannie Mae	1.05	10/22/13	2,264
350	Fannie Mae	1.25	9/28/16	356
250	Fannie Mae, Callable 10/19/12 @ 100.00	1.38	10/19/16	251
241	Fannie Mae, Callable 10/3/12 @ 100.00	1.45	10/3/16	242
30	Fannie Mae, Callable 4/17/13 @ 100.00	1.50	4/17/17	30
900	Fannie Mae	1.63	10/26/15	932
271	Fannie Mae	2.63	11/20/14	285
1,590	Fannie Mae	2.75	2/5/14	1,653

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Securities (continued)
$600	Fannie Mae	2.75	3/13/14	$624
695	Fannie Mae	3.88	7/12/13	721
1,500	Fannie Mae	5.00	3/15/16	1,734
610	Fannie Mae	5.00	2/13/17	722
30	Fannie Mae, Callable 11/13/14 @ 100.00	5.38	11/13/28	33
430	Fannie Mae (a)	5.49	10/9/19	349
150	Fannie Mae, Callable 4/18/16 @ 100.00	6.00	4/18/36	175
430	Fannie Mae	7.25	5/15/30	687
200	Federal Farm Credit Bank, Callable 12/19/12 @ 100.00	0.47	12/19/13	200
165	Federal Farm Credit Bank, Callable 9/14/12 @ 100.00	0.70	12/14/15	165
200	Federal Farm Credit Bank, Callable 12/19/12 @ 100.00	0.75	12/19/14	200
250	Federal Farm Credit Bank	2.63	4/17/14	260
250	Federal Farm Credit Bank	5.13	8/25/16	290
350	Federal Home Loan Bank, Callable 9/12/12 @ 100.00	0.41	3/12/14	350
1,100	Federal Home Loan Bank	0.50	8/28/13	1,103
1,300	Federal Home Loan Bank	2.38	3/14/14	1,344
190	Federal Home Loan Bank	2.75	3/13/15	201
1,250	Federal Home Loan Bank	3.63	10/18/13	1,303
880	Federal Home Loan Bank	5.25	12/11/20	1,107
120	Federal Home Loan Bank	5.50	7/15/36	162
800	Federal Home Loan Bank, Series 656	5.38	5/18/16	943
500	Freddie Mac, Callable 2/27/13 @ 100.00	0.40	2/27/14	500
500	Freddie Mac, Callable 1/24/13 @ 100.00	0.60	1/24/14	501
500	Freddie Mac, Callable 2/24/14 @ 100.00	0.85	2/24/16	501
400	Freddie Mac	1.00	8/27/14	405
250	Freddie Mac, Callable 10/19/12 @ 100.00	1.15	10/19/15	250
1,400	Freddie Mac	1.75	9/10/15	1,452
1,267	Freddie Mac	2.88	2/9/15	1,345
1,000	Freddie Mac	3.75	3/27/19	1,155
1,398	Freddie Mac	4.13	9/27/13	1,464
353	Freddie Mac	4.50	7/15/13	369
1,940	Freddie Mac	5.25	4/18/16	2,271
200	Freddie Mac	6.25	7/15/32	298
80	Freddie Mac	6.75	3/15/31	123
500	Freddie Mac, Series 0001, Callable 2/27/14 @ 100.00	0.55	2/27/15	501
340	Tennessee Valley Authority	4.70	7/15/33	411
135	Tennessee Valley Authority	5.25	9/15/39	176
190	Tennessee Valley Authority	6.15	1/15/38	275
	Total U.S. Government Agency Securities			31,388
	Corporate Bond — 0.12%
250	Private Export Funding Corp. (Thrifts & Mortgage Finance)	4.38	3/15/19	297
	Total Corporate Bond			297

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Time Deposit — 0.06%
$146	State Street Liquidity Management Control System Time Deposit	0.01	7/2/12	$146
	Total Time Deposit			146
	Total Investments (cost $237,499) — 99.23%			248,216
	Other assets in excess of liabilities — 0.77%			1,934
	Net Assets — 100.00%			$250,150
(a)	Rate disclosed represents effective yield at purchase.

MTN — Medium Term Note

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 73.49%
$1,104	3M Co. (Industrial Conglomerates)	1.38	9/29/16	$1,125
2,493	ABB Treasury Center (USA), Inc. (Thrifts & Mortgage Finance) (a)	4.00	6/15/21	2,684
59	Alabama Power Co. (Electric Utilities)	5.80	11/15/13	63
1,617	American Express Credit Corp., MTN (Diversified Financial Services)	2.38	3/24/17	1,657
699	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	3.00	4/15/16	744
856	AT&T, Inc. (Diversified Telecommunication Services)	5.10	9/15/14	935
1,998	AT&T, Inc. (Diversified Telecommunication Services)	5.55	8/15/41	2,382
1,175	AT&T, Inc. (Diversified Telecommunication Services)	6.45	6/15/34	1,463
1,580	AutoZone, Inc. (Specialty Retail) Callable 1/15/22 @ 100.00	3.70	4/15/22	1,627
1,258	Aviation Capital Group (Machinery) (a)	6.75	4/6/21	1,262
2,690	Aviation Capital Group (Machinery) (a)	7.13	10/15/20	2,744
1,949	Baker Hughes, Inc. (Energy Equipment & Services)	5.13	9/15/40	2,278
4,327	Berkshire Hathaway, Inc. (Insurance)	3.20	2/11/15	4,594
1,915	BioMed Realty LP (Real Estate Investment Trusts) Callable 3/15/16 @ 100.00	3.85	4/15/16	1,971
557	Caterpillar, Inc. (Machinery)	5.20	5/27/41	676
1,787	CC Holdings GS V LLC (Diversified Telecommunication Services) Callable 5/1/13 @ 103.88 (a)	7.75	5/1/17	1,937
1,793	Cellco Partnership/Verizon Wireless Capital LLC (Wireless Telecommunication Services)	5.55	2/1/14	1,919
1,850	Cisco Systems, Inc. (Communications Equipment)	5.50	2/22/16	2,147
2,006	Cisco Systems, Inc. (Communications Equipment)	5.50	1/15/40	2,483
3,171	CME Group, Inc. (Diversified Financial Services)	5.75	2/15/14	3,419
897	Colgate-Palmolive Co., MTN (Household Products)	0.60	11/15/14	897
1,957	Comcast Corp. (Media)	3.13	7/15/22	1,966
1,079	Comcast Corp. (Media)	6.45	3/15/37	1,312
2,780	Deere & Co. (Machinery) Callable 12/9/41 @ 100.00	3.90	6/9/42	2,762
3,169	Digital Realty Trust LP (Real Estate Investment Trusts)	5.88	2/1/20	3,491
883	Dominion Resources, Inc. (Multi-Utilities)	1.95	8/15/16	900
988	E.I. du Pont de Nemours & Co. (Chemicals)	4.25	4/1/21	1,128
774	El Paso Natural Gas Co. (Oil, Gas & Consumable Fuels)	5.95	4/15/17	874
1,617	Enbridge Energy Partners LP (Oil, Gas & Consumable Fuels) Callable 3/15/40 @ 100.00	5.50	9/15/40	1,749
1,126	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels) Callable 12/1/40 @ 100.00	6.05	6/1/41	1,143
1,525	Energy Transfer Partners LP (Oil, Gas & Consumable Fuels)	6.63	10/15/36	1,620
2,372	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.25	10/1/20	2,642
658	ERAC USA Finance Co. (Diversified Financial Services) (a)	5.60	5/1/15	719
1,932	Exelon Generation Co. LLC (Independent Power Producers & Energy Traders)	6.20	10/1/17	2,227
3,444	Ford Motor Credit Co. LLC (Diversified Financial Services)	5.00	5/15/18	3,657
2,374	General Electric Capital Corp., MTN (Diversified Financial Services)	4.65	10/17/21	2,636
1,300	General Electric Capital Corp., Series A (Diversified Financial Services) Callable 6/15/22 @ 100.00 (b)	7.13	12/15/49	1,373
1,629	General Electric Co. (Industrial Conglomerates)	5.00	2/1/13	1,671
1,111	General Electric Co. (Industrial Conglomerates)	5.25	12/6/17	1,297
2,736	Healthcare Realty Trust (Real Estate Investment Trusts)	6.50	1/17/17	2,991
1,630	Hewlett-Packard Co. (Computers & Peripherals)	4.65	12/9/21	1,709
1,308	Intel Corp. (Semiconductors & Semiconductor Equipment)	1.95	10/1/16	1,355
901	Intel Corp. (Semiconductors & Semiconductor Equipment)	4.80	10/1/41	1,032
1,768	John Deere Capital Corp., MTN (Machinery)	1.25	12/2/14	1,791
605	Juniper Networks, Inc. (Communications Equipment)	3.10	3/15/16	628

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$562	Juniper Networks, Inc. (Communications Equipment)	4.60	3/15/21	$602
1,963	Kraft Foods, Inc. (Food Products)	6.50	2/9/40	2,522
3,379	Lazard Group LLC (Diversified Financial Services)	7.13	5/15/15	3,690
561	Life Technologies Corp. (Biotechnology) Callable 10/15/20 @ 100.00	5.00	1/15/21	623
1,522	MassMutual Global Funding LLC (Thrifts & Mortgage Finance) (a)	2.00	4/5/17	1,531
1,074	MidAmerican Energy Holdings Co. (Electric Utilities)	6.13	4/1/36	1,344
2,184	NBCUniversal Media LLC (Media)	5.95	4/1/41	2,578
1,573	Newmont Mining Corp. (Metals & Mining)	6.25	10/1/39	1,790
3,091	Northern Trust Corp. (Capital Markets)	4.63	5/1/14	3,308
2,927	PACCAR Financial Corp., MTN (Machinery)	1.55	9/29/14	2,971
1,680	Phillips 66 (Oil, Gas & Consumable Fuels) (a)	4.30	4/1/22	1,767
1,024	Public Service Co. of Colorado, Series 17 (Electric Utilities)	6.25	9/1/37	1,406
2,099	Raytheon Co. (Aerospace & Defense)	1.40	12/15/14	2,130
1,018	Roche Holdings, Inc. (Health Care Providers & Services) (a)	7.00	3/1/39	1,492
1,191	Rockies Express Pipeline LLC (Oil, Gas & Consumable Fuels) (a)	6.85	7/15/18	1,167
2,300	Sabmiller Holdings, Inc. (Beverages) (a)	2.45	1/15/17	2,371
661	Southern California Edison Co. (Electric Utilities)	5.75	3/15/14	716
1,181	Stryker Corp. (Health Care Equipment & Supplies)	2.00	9/30/16	1,210
1,799	TC Pipelines LP (Oil, Gas & Consumable Fuels)	4.65	6/15/21	1,898
4,046	TD Ameritrade Holding Corp. (Diversified Financial Services)	5.60	12/1/19	4,599
1,854	Teachers Insurance & Annuity Association (Insurance) (a)	6.85	12/16/39	2,394
1,142	Teva Pharmaceutical Finance Co. LLC (Pharmaceuticals)	6.15	2/1/36	1,484
878	The Kroger Co. (Food & Staples Retailing)	7.50	1/15/14	963
1,860	The NASDAQ OMX Group, Inc. (Diversified Financial Services)	5.55	1/15/20	1,935
1,482	The Walt Disney Co. (Media)	2.75	8/16/21	1,505
1,236	The Walt Disney Co., Series E, MTN (Media)	3.75	6/1/21	1,358
828	Thermo Fisher Scientific, Inc. (Health Care Equipment & Supplies)	2.25	8/15/16	856
3,369	Time Warner Cable, Inc. (Media)	5.85	5/1/17	3,959
2,025	Time Warner Cable, Inc. (Media)	8.25	2/14/14	2,255
756	Time Warner, Inc. (Media)	6.20	3/15/40	880
1,530	Toyota Motor Credit Corp., MTN (Diversified Financial Services)	3.20	6/17/15	1,625
596	United Technologies Corp. (Aerospace & Defense)	3.10	6/1/22	625
1,709	United Technologies Corp. (Aerospace & Defense)	5.70	4/15/40	2,167
522	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.55	2/15/16	599
987	Verizon Communications, Inc. (Diversified Telecommunication Services)	5.85	9/15/35	1,219
611	Wal-Mart Stores, Inc. (Specialty Retail)	6.50	8/15/37	862
3,241	Wells Fargo & Co., MTN (Commercial Banks)	1.25	2/13/15	3,236
2,453	Williams Partners LP (Oil, Gas & Consumable Fuels) Callable 8/15/20 @ 100.00	4.13	11/15/20	2,567
878	Xerox Corp. (Office Electronics)	2.95	3/15/17	888
	Total Corporate Bonds			152,772

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — June 30, 2012

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Yankee Dollars — 20.07%
$1,188	Allied World Assurance Co. Ltd. (Insurance)	5.50	11/15/20	$1,248
1,741	Barrick (PD) Australia Finance Pty Ltd. (Metals & Mining)	5.95	10/15/39	1,998
1,507	Barrick International (Barbados) Corp. (Metals & Mining) (a)	6.35	10/15/36	1,806
1,853	BHP Billiton Finance USA Ltd. (Metals & Mining)	1.13	11/21/14	1,864
1,986	BP Capital Markets PLC (Oil, Gas & Consumable Fuels)	2.25	11/1/16	2,045
2,394	Covidien International Finance SA (Health Care Equipment & Supplies) Callable 3/15/22 @ 100.00	3.20	6/15/22	2,468
2,359	Ensco PLC (Energy Equipment & Services)	4.70	3/15/21	2,570
1,826	Fairfax Financial Holdings Ltd. (Insurance) (a)	5.80	5/15/21	1,788
1,433	HSBC Bank PLC (Commercial Banks) (a)	3.10	5/24/16	1,480
2,436	HSBC Bank PLC (Commercial Banks) (a)	3.50	6/28/15	2,547
4,120	Kinross Gold Corp. (Metals & Mining)	5.13	9/1/21	4,150
1,440	Shell International Finance BV (Oil, Gas & Consumable Fuels)	4.30	9/22/19	1,671
1,413	Shell International Finance BV (Oil, Gas & Consumable Fuels)	5.50	3/25/40	1,835
1,191	Shell International Finance BV (Oil, Gas & Consumable Fuels)	6.38	12/15/38	1,685
55	Statoil ASA (Oil, Gas & Consumable Fuels)	3.13	8/17/17	59
1,738	Teva Pharmaceutical Finance II/III LLC (Pharmaceuticals)	3.00	6/15/15	1,829
1,094	TransCanada PipeLines Ltd. (Oil, Gas & Consumable Fuels)	6.10	6/1/40	1,415
1,858	Volkswagen International Finance N.V. (Diversified Financial Services) (a)	2.38	3/22/17	1,887
614	Weatherford Bermuda Holdings Ltd. (Energy Equipment & Services)	5.13	9/15/20	659
1,094	Weatherford International Ltd. (Energy Equipment & Services)	6.50	8/1/36	1,189
1,223	Wesfarmers Ltd. (Multiline Retail) (a)	7.00	4/10/13	1,271
3,991	Woodside Finance Ltd. (Thrifts & Mortgage Finance) Callable 2/10/21 @ 100.00 (a)	4.60	5/10/21	4,272
	Total Yankee Dollars			41,736
	Preferred Stocks — 4.69%
65,000	Arch Captial Group Ltd., Series C (Insurance) Callable 4/2/17 @ 25.00			1,690
77,475	PNC Financial Services Group, Inc., Series P (Commercial Banks) Callable 5/1/22 @ 25.00			2,041
36,075	Public Storage, Inc., Series U (Real Estate Investment Trusts) Callable 6/15/17 @ 25.00			943
76,675	SCE Trust I (Electric Utilities) Callable 6/15/17 @ 25.00			1,954
67,800	U.S. Bancorp, Series F (Commercial Banks) Callable 1/15/22 @ 25.00			1,938
43,400	U.S. Bancorp, Series G (Commercial Banks) Callable 4/15/17 @ 25.00			1,188
	Total Preferred Stocks			9,754
	Mutual Fund — 1.77%
3,674,812	SSgA U.S. Government Money Market (c)	0.00		3,675
	Total Mutual Fund			3,675
	Total Investments (cost $196,646) — 100.02%			207,937
	Liabilities in excess of other assets — (0.02)%			(44)
	Net Assets — 100.00%			$207,893
(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2012.
(c)	The rate disclosed is the rate in effect on June 30, 2012.

MTN — Medium Term Note

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages — 107.19%
$1,700	Fannie Mae, 15 YR TBA	3.00	7/25/27	$1,781
1,600	Fannie Mae, 15 YR TBA	3.50	7/25/27	1,690
700	Fannie Mae, 15 YR TBA	4.00	7/25/27	744
4,900	Fannie Mae, 15 YR TBA	4.50	7/25/27	5,251
2,900	Fannie Mae, 15 YR TBA	5.00	7/25/27	3,126
1,500	Fannie Mae, 30 YR TBA	5.00	7/25/42	1,623
9,990	Fannie Mae, Pool #190405	4.00	10/1/40	10,643
3,766	Fannie Mae, Pool #256843	5.50	8/1/37	4,109
480	Fannie Mae, Pool #545400	5.50	1/1/17	521
156	Fannie Mae, Pool #545900	5.50	7/1/17	169
284	Fannie Mae, Pool #625938	5.50	3/1/17	309
240	Fannie Mae, Pool #627241	5.50	9/1/17	262
21	Fannie Mae, Pool #630942	5.50	2/1/17	23
6,510	Fannie Mae, Pool #725228	6.00	3/1/34	7,336
405	Fannie Mae, Pool #888596	6.50	7/1/37	457
5,467	Fannie Mae, Pool #889117	5.00	10/1/35	5,949
1,808	Fannie Mae, Pool #889984	6.50	10/1/38	2,041
8,157	Fannie Mae, Pool #890221	5.50	12/1/33	8,962
187	Fannie Mae, Pool #909662	5.50	2/1/22	205
285	Fannie Mae, Pool #949500	5.50	9/1/22	312
8,530	Fannie Mae, Pool #959451	6.00	12/1/37	9,400
323	Fannie Mae, Pool #976945	5.50	2/1/23	353
1,027	Fannie Mae, Pool #AA9781	4.50	7/1/24	1,101
1,147	Fannie Mae, Pool #AB3192	4.50	6/1/41	1,237
964	Fannie Mae, Pool #AB4483	3.00	2/1/27	1,011
2,998	Fannie Mae, Pool #AB4689	3.50	3/1/42	3,157
1,466	Fannie Mae, Pool #AC7328	4.00	12/1/39	1,562
8,527	Fannie Mae, Pool #AD0527	5.50	6/1/39	9,305
2,039	Fannie Mae, Pool #AE0442	6.50	1/1/39	2,302
1,345	Fannie Mae, Pool #AH5859	4.00	2/1/41	1,434
5,607	Fannie Mae, Pool #AH5988	5.00	3/1/41	6,098
6,721	Fannie Mae, Pool #AH6242	4.00	4/1/26	7,156
12,044	Fannie Mae, Pool #AH7521	4.50	3/1/41	12,985
2,302	Fannie Mae, Pool #AH9055	4.50	4/1/41	2,482
1,463	Fannie Mae, Pool #AI4815	4.50	6/1/41	1,577
1,085	Fannie Mae, Pool #AI6016	4.00	7/1/41	1,157
2,655	Fannie Mae, Pool #AJ1300 (a)	2.93	10/1/41	2,785
2,472	Fannie Mae, Pool #AJ5303	4.00	11/1/41	2,636
96	Fannie Mae, Pool #AJ6181	3.50	12/1/26	101
3,196	Fannie Mae, Pool #AJ7689	4.00	12/1/41	3,408
2,417	Fannie Mae, Pool #AJ7857	4.00	12/1/41	2,578
1,518	Fannie Mae, Pool #AK0006	3.00	1/1/27	1,592
291	Fannie Mae, Pool #AK0706	3.50	2/1/27	308
1,839	Fannie Mae, Pool #AK3302	3.00	3/1/27	1,930
5,172	Fannie Mae, Pool #AK7497	3.50	4/1/42	5,455
640	Fannie Mae, Pool #AK8522	3.00	3/1/27	672
1,403	Fannie Mae, Pool #AL0583	6.50	10/1/39	1,584
280	Fannie Mae, Pool #AL0725	5.50	6/1/24	305
2,568	Fannie Mae, Pool #AL1107	4.50	11/1/41	2,768
3,549	Fannie Mae, Pool #AL1717	3.50	5/1/27	3,754
4,170	Fannie Mae, Pool #AO2548	3.50	4/1/42	4,398
994	Fannie Mae, Pool #AO3019	2.50	5/1/27	1,027
898	Fannie Mae, Pool #AO3760	3.50	5/1/42	949
98	Fannie Mae, Pool #MA1021	3.50	3/1/27	103
1,800	Freddie Mac, Gold 30 YR TBA	5.50	8/15/42	1,955
3,826	Freddie Mac, Pool #1B7911 (a)	2.72	12/1/40	3,966

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (continued) — June 30, 2012

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages
$6,597	Freddie Mac, Pool #A96286	4.00	1/1/41	$7,009
1,178	Freddie Mac, Pool #A97495	4.50	3/1/41	1,260
14,199	Freddie Mac, Pool #A97692	4.50	3/1/41	15,210
3,822	Freddie Mac, Pool #C01598	5.00	8/1/33	4,136
5,429	Freddie Mac, Pool #G01665	5.50	3/1/34	5,984
3,368	Freddie Mac, Pool #G02794	6.00	5/1/37	3,701
7,400	Freddie Mac, Pool #G04913	5.00	3/1/38	7,964
907	Freddie Mac, Pool #G08459	4.00	9/1/41	964
197	Freddie Mac, Pool #G08483	4.00	3/1/42	210
378	Freddie Mac, Pool #Q04411	4.00	11/1/41	402
4,600	Government National Mortgage Association, 30 YR TBA	4.00	7/15/42	5,023
4,100	Government National Mortgage Association, 30 YR TBA	4.00	7/20/42	4,472
400	Government National Mortgage Association, 30 YR TBA	4.50	7/15/42	437
3,800	Government National Mortgage Association, 30 YR TBA	5.00	7/15/42	4,181
2,700	Government National Mortgage Association, 30 YR TBA	5.50	7/20/42	2,997
1,600	Government National Mortgage Association, 30 YR TBA	6.00	7/20/42	1,796
5,589	Government National Mortgage Association, Pool #4559	5.00	10/20/39	6,191
5,916	Government National Mortgage Association, Pool #4801	4.50	9/20/40	6,537
1,406	Government National Mortgage Association, Pool #510835	5.50	2/15/35	1,566
387	Government National Mortgage Association, Pool #658181	5.50	11/15/36	430
9	Government National Mortgage Association, Pool #690789	6.50	5/15/38	10
330	Government National Mortgage Association, Pool #694642	6.50	8/15/38	379
160	Government National Mortgage Association, Pool #695773	6.50	11/15/38	184
339	Government National Mortgage Association, Pool #699237	6.50	9/15/38	389
4,808	Government National Mortgage Association, Pool #717148	4.50	5/15/39	5,309
3,753	Government National Mortgage Association, Pool #721760	4.50	8/15/40	4,144
1,517	Government National Mortgage Association, Pool #781959	6.00	7/15/35	1,709
1,082	Government National Mortgage Association, Pool #782523	5.00	11/15/35	1,196
998	Government National Mortgage Association, Pool #MA0088	3.50	5/20/42	1,068
	Total U.S. Government Agency Mortgages			254,962
	U.S. Treasury Obligation — 1.26%
3,000	U.S. Treasury Bills (b)	0.04	7/19/12	3,000
	Total U.S. Treasury Obligation			3,000
	Asset Backed Security — 0.92%
2,000	Citibank Omni Master Trust, Series 2009-A17, Class A17 (c)	4.90	11/15/18	2,184
	Total Asset Backed Security			2,184
	Collateralized Mortgage Obligations — 6.44%
860	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class AJ (a)	5.95	5/10/45	769
900	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD2, Class AM (a)	5.53	1/15/46	937
1,240	CS First Boston Mortgage Securities Corp., Series 2004-C1, Class B	4.86	1/15/37	1,268
1,310	CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A4 (a)	5.23	10/15/15	1,448
860	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class AM (a)	5.28	4/10/37	847
1,745	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4	5.43	12/12/43	1,953
690	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	5.39	5/15/45	709
926	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A3	5.45	6/12/47	976
115	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM	5.38	10/15/16	116
860	Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3 (a)	6.04	11/12/16	887
1,745	Morgan Stanley Capital I, Series 2007-HQ11, Class A4 (a)	5.45	2/12/44	1,973
1,310	Morgan Stanley Capital I, Series 2007-IQ15, Class A4 (a)	6.08	7/11/17	1,484
1,745	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4 (a)	6.10	7/15/17	1,955
	Total Collateralized Mortgage Obligations			15,322
	Mutual Fund — 0.39%
927,597	SSgA U.S. Government Money Market (e)	0.00		928
	Total Mutual Fund			928

See accompanying notes to financial statements.

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Total Investments Before TBA Sale Commitments (cost $269,173) — 116.20%			$276,396
	TBA Sale Commitments (d) — (14.20)%
$(1,500)	Fannie Mae, 30 YR TBA	3.50	7/25/42	(1,577)
(4,100)	Fannie Mae, 30 YR TBA	4.00	7/25/42	(4,363)
(2,700)	Fannie Mae, 30 YR TBA	4.50	7/25/42	(2,896)
(12,600)	Fannie Mae, 30 YR TBA	5.50	7/25/42	(13,744)
(9,900)	Fannie Mae, 30 YR TBA	6.00	7/25/42	(10,879)
(200)	Freddie Mac, Gold 30 YR TBA	4.50	7/15/42	(214)
(100)	Government National Mortgage Association, 30 YR TBA	6.00	7/15/42	(112)
	Total TBA Sale Commitments			(33,785)
	Liabilities in excess of other assets — (2.00)%			(4,754)
	Net Assets — 100.00%			$237,857
(a)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2012.
(b)	Rate disclosed represents effective yield at purchase.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	Represents a “to-be-announced” transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in Notes to Portfolio of Investments).
(e)	The rate disclosed is the rate in effect on June 30, 2012.

TBA — Security is subject to delayed delivery.

The following table reflects the open derivative positions held by the Portfolio as of June 30, 2012.

Long Futures

Number of Contracts	Futures Contracts Positionsˆ	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
25	U.S. Treasury 5 Year Note Future	$3,099	10/1/12	$—
	Net Unrealized Appreciation/(Depreciation)			$—
ˆ	Cash has been pledged as collateral for futures contracts held by the portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 95.77%
	Arizona — 7.15%
$650	Arizona State Transportation Board Grant Anticipation NTS, Revenue, Series A	5.00	7/1/17	$771
1,000	Phoenix Arizona Civic Improvement Corp. Excise Tax Revenue, Senior Lien, Series A	3.00	7/1/15	1,067
				1,838
	California — 9.16%
765	California State, GO	5.00	4/1/15	849
1,500	Los Angeles California Municipal Improvement Corp. Lease Revenue, Series C	3.00	9/1/12	1,506
				2,355
	Florida — 12.83%
1,250	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/12	1,250
500	JEA Florida Electric System Revenue, Series 3-D-1	3.00	10/1/14	526
1,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,057
255	Port St. Lucie Florida Utility Revenue (NATL-RE)	5.00	9/1/16	294
150	Tallahassee Florida Energy System Revenue	5.00	10/1/16	173
				3,300
	Illinois — 3.99%
310	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Prerefunded 1/1/15 @ 100.00	5.00	1/1/19	345
90	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	99
500	Regional Transportation Authority Revenue (AGM/GO of Authority)	5.75	6/1/16	582
				1,026
	Iowa — 4.49%
730	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/7/12 @ 100.00	5.25	8/1/13	733
420	Iowa Finance Authority Revenue, State Revolving Fund, Prerefunded 8/1/12 @ 100.00	5.25	8/1/13	421
				1,154
	Kentucky — 6.18%
1,500	Kentucky State Property & Buildings Commission Revenues, Series A	5.00	11/1/13	1,589
	Michigan — 8.29%
400	Grand Rapids Michigan Water Supply System Revenue	4.00	1/1/15	434
500	Michigan State Trunk Line Revenue (NATL-RE/FGIC)	5.25	11/1/15	574
1,000	Michigan State, Series A, GO	4.00	11/1/16	1,124
				2,132
	Nebraska — 4.16%
1,000	Nebraska Public Power District Revenue, Series A (NATL-RE/FGIC)	5.00	1/1/14	1,069
	New Hampshire — 1.98%
500	Portsmouth New Hampshire, GO	2.00	9/15/13	510
	New Mexico — 2.34%
500	New Mexico Finance Authority State Transportation Revenue, Series A-2	5.00	12/15/17	603
	New York — 7.03%
1,500	New York City Transitional Finance Authority Revenue, Series D	5.00	11/1/17	1,808
	North Carolina — 1.66%
400	North Carolina State Turnpike Authority Monroe Connector System Appropriation Revenue	4.00	7/1/14	427
	Ohio — 3.05%
730	Ohio State, GO	3.00	11/1/15	785
	Texas — 14.94%
735	Austin Texas Independent School District, Series A, GO	3.00	8/1/14	772

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — June 30, 2012

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$745	College Station Texas, GO	5.00	2/15/16	$857
310	League City Texas, Series A, GO	4.00	2/15/15	335
1,285	Texas State University Systems Financing Revenue, Series A	4.00	3/15/14	1,362
500	Texas Tech University Revenue, Financing System, Series 9 (AMBAC)	5.00	2/15/13	515
				3,841
	Washington — 3.54%
800	Washington State Health Care Facilities Authority, Catholic Health, Revenue, Series A	5.00	2/1/16	910
	Wisconsin — 4.98%
500	Milwaukee Wisconsin, Series B-6, GO, Callable 10/1/13 @ 100.00	5.00	10/1/14	528
745	River Falls Wisconsin School District, Series A, GO	2.00	4/1/13	754
				1,282
	Total Municipal Bonds			24,629
	Mutual Fund — 3.02%
776,649	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		777
	Total Mutual Fund			777
	Total Investments (cost $24,726) — 98.79%			25,406
	Other assets in excess of liabilities — 1.21%			312
	Net Assets — 100.00%			$25,718
(a)	The rate disclosed is the rate in effect on June 30, 2012.

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 98.82%
	Alabama — 3.05%
$2,350	Alabama State Public School & College Authority Revenue, Capital Improvement, Callable 12/1/17 @ 100.00	5.00	12/1/24	$2,689
1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/18	1,800
2,400	Auburn University Alabama General Fee Revenue, Series A, Callable 6/1/22 @ 100.00	5.00	6/1/28	2,856
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,862
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,327
				13,534
	Alaska — 0.60%
2,265	Alaska Industrial Development & Export Authority Revenue, Revolving Fund, Series A, Callable 4/1/20 @ 100.00 (GO of Authority)	5.25	4/1/22	2,645
	Arizona — 1.63%
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	255
2,000	Pima County Arizona Sewer System Revenue, Callable 7/1/20 @ 100.00 (AGM)	5.00	7/1/23	2,324
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	2,036
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,610
				7,225
	Arkansas — 0.22%
515	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, Unrefunded (ADFA/ADED)	4.25	3/1/13	522
15	Arkansas State, Development Authority Economic Development Revenue, Series B, AMT, ETM (ADFA/ADED)	4.25	3/1/13	15
410	Fayetteville Arkansas Sales & Use Tax Revenue, Capital Improvements, Series B (MBIA)	4.00	12/1/15	426
				963
	California — 16.77%
1,500	California Health Facilities Financing Authority Revenue, Sutter Health, Series B, Callable 8/15/20 @ 100.00	5.25	8/15/23	1,753
4,400	California State Department of Water Resources Revenue, Central Valley Project, Callable 8/9/12 @ 100.00	5.25	7/1/22	4,409
5,000	California State Economic Recovery, Series A, GO, Callable 7/1/19 @ 100.00	5.00	7/1/20	5,988
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,098
5,000	California State, GO, Callable 10/1/19 @ 100.00	5.25	10/1/20	5,971
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,921
800	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	801
2,855	Knightsen School District Lease Certificates California, Flexfund Program (a)	4.75	12/1/27	2,905
1,650	Los Angeles California Department of Water & Power System Revenue, Series A	5.00	7/1/21	2,060
4,200	Los Angeles California Harbor Department Revenue, Series B, AMT (NATL-RE/FGIC)	5.00	8/1/16	4,856
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	6,026
5,000	Orange County California Sanitation District Wastewater Revenue, Series A	5.00	2/1/22	6,366
5,000	Sacramento County California Airport System Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/23	5,553
5,000	San Diego California Public Facilities Financing Authority, Sewer Revenue, Series A, Callable 5/15/19 @ 100.00	5.00	5/15/23	5,880
3,500	San Francisco California City & County Airports Commission International Terminal Revenue, AMT	5.25	5/1/18	4,112

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	California (continued)
$4,175	Southern California Public Power Authority, Canyon Power Project Revenue, Series A, Callable 1/1/20 @ 100.00	5.00	7/1/23	$4,909
2,500	Tuolumne Wind Project Authority California Revenue, Series A, Callable 1/1/19 @ 100.00	5.25	1/1/24	2,866
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,900
				74,374
	Delaware — 0.36%
1,480	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (AGM)	5.80	7/1/35	1,574
	District of Columbia — 0.35%
390	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	391
1,000	District of Columbia Water & Sewer Authority Public Utility Revenue, Sub Lien, Series C, Callable 10/1/22 @ 100.00	5.00	10/1/27	1,175
				1,566
	Florida — 12.63%
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,754
3,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.25	6/1/17	3,414
2,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	5.00	6/1/19	2,260
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,274
1,300	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	1,383
2,000	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/16	2,286
3,550	Florida State Board of Public Education, Series D, GO, Callable 6/1/21 @ 100.00	5.00	6/1/24	4,245
2,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	2,313
2,500	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/14	2,731
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (AGM)	5.00	10/1/15	3,585
2,245	Hillsborough County Florida Solid Waste & Resource Recovery Revenue, Series A, AMT, Callable 9/1/16 @ 100.00 (AMBAC)	5.00	9/1/18	2,432
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00 (NATL-RE)	5.00	6/1/19	4,831
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,121
4,700	Lakeland Florida Energy System Revenue, Series B (AGM)	5.00	10/1/17	5,454
1,675	Miami-Dade County Florida Aviation Revenue, Miami International Airport, Series A, Callable 10/1/20 @ 100.00	5.50	10/1/25	1,942
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,696
1,700	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/15	1,940
2,150	Orlando Florida Utilities Commission Utility System Revenue, Series C	5.00	10/1/14	2,357
				56,018
	Georgia — 2.34%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,508
2,500	Georgia Private Colleges & Universities Authority Revenue, Emory University, Series A	5.00	9/1/16	2,920
1,000	Municipal Electric Authority of Georgia Revenue, Series D, SUB, Callable 7/1/18 @ 100.00	5.75	1/1/19	1,216
1,500	Savannah Georgia Economic Development Authority Solid Waste Disposal Revenue, Waste Management Project, Series A, AMT	5.50	7/1/16	1,724
				10,368

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Hawaii — 1.60%
$6,100	Hawaii State Airports System Revenue, Series B, AMT	5.00	7/1/16	$6,921
175	Hawaii State Housing Finance & Development Corp. Single Family Mortgage Purchase Revenue, Series A, AMT (FNMA)	5.20	7/1/12	175
				7,096
	Idaho — 0.45%
1,640	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,700
290	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series E, Class III, AMT	5.30	1/1/22	290
				1,990
	Illinois — 4.45%
2,820	Chicago Illinois Increment Allocation Revenue (a)	7.46	2/15/26	2,822
2,500	Chicago Illinois, Series A, GO, Callable 1/1/15 @ 100.00 (AGM)	5.00	1/1/17	2,776
2,200	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,248
50	Illinois State Development Finance Authority Revenue, Community Rehabilitation Providers Facilities, Series A, Prerefunded	5.70	7/1/12	50
40	Illinois State Development Finance Authority Revenue, Community Rehabilitation Providers Facilities, Series A, Unrefunded	5.70	7/1/12	40
1,125	Illinois State Educational Facilities Authority Revenue (b)	5.55	7/1/14	990
380	Illinois State Educational Facilities Authority Revenue, Art Institute of Chicago, Mandatory Put 3/1/14 @ 100.00 (c)	4.25	3/1/34	390
1,000	Illinois State Finance Authority Revenue, University of Chicago, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/28	1,176
2,000	Illinois State Toll Highway Authority Toll Highway Revenue, Series A-1, Callable 1/1/20 @ 100.00	5.00	1/1/25	2,241
1,000	Illinois State, GO, Callable 8/1/22 @ 100.00	5.00	8/1/24	1,090
1,000	Railsplitter Tobacco Settlement Authority Illinois Revenue	5.00	6/1/17	1,137
3,260	Railsplitter Tobacco Settlement Authority Illinois Revenue, Callable 6/1/21 @ 100.00	5.50	6/1/23	3,747
350	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	351
585	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	587
100	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT (a)	5.90	2/1/14	100
				19,745
	Indiana — 1.42%
2,000	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	2,205
1,655	Indianapolis Indiana Thermal Energy System Revenue (AGM)	5.00	10/1/17	1,916
2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	2,172
				6,293
	Louisiana — 0.43%
890	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	896
980	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	992
				1,888

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Maryland — 1.21%
$2,500	Howard County Maryland, Series B, GO, Callable 8/15/21 @ 100.00	5.00	8/15/23	$3,138
1,250	Maryland State Economic Development Corp. Revenue, Transportation Facilities Project, Series A, Callable 6/1/20 @ 100.00	5.38	6/1/25	1,352
825	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	884
				5,374
	Massachusetts — 4.83%
4,450	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series C	5.50	7/1/15	5,095
2,315	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/21	2,660
2,180	Massachusetts State Development Finance Agency Revenue, Bentley University, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,486
2,920	Massachusetts State Development Finance Agency Revenue, Tufts Medical Center, Inc., Series I	5.25	1/1/21	3,332
1,390	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/18	1,554
1,250	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts Eye & Ear Infirmary, Series C	5.00	7/1/19	1,392
4,170	Massachusetts State Health & Educational Facilities Authority Revenue, Northeastern University, Series A	5.00	10/1/17	4,914
				21,433
	Michigan — 5.98%
4,000	Detroit Michigan Sewer Disposal System Revenue, Series C-1, Callable 7/1/19 @ 100.00	6.50	7/1/24	4,657
1,000	Detroit Michigan Water & Sewerage Department Sewerage Disposal System Revenue, Senior Lien, Series A, Callable 7/1/22 @ 100.00	5.25	7/1/26	1,067
1,440	Detroit Michigan Water Supply System Revenue, Senior Lien, Series B, Callable 7/1/16 @ 100.00 (NATL-RE)	5.00	7/1/18	1,577
1,200	Kent Hospital Finance Authority Revenue, Spectrum Health Hospitals, Series A	5.00	11/15/16	1,365
6,000	Michigan State Finance Authority Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/21	7,052
2,500	Michigan State Finance Authority Revenue, State Revolving Fund, Clean Water	5.00	10/1/17	2,981
880	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	900
65	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	67
2,000	Michigan State, Series A, GO	5.00	11/1/19	2,398
1,665	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Junior Lien, AMT, Callable 12/1/17 @ 100.00 (NATL-RE/FGIC)	5.00	12/1/22	1,751
2,500	Wayne County Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Series A, AMT	5.00	12/1/14	2,717
				26,532
	Missouri — 1.66%
5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	5,933
1,410	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	1,439
				7,372
	Nebraska — 0.95%
1,000	Nebraska Educational Finance Authority Revenue, Dana College, Series A, Callable 8/9/12 @ 101.00 (d)(e)	5.50	3/15/25	300
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)(e)	5.45	3/15/30	143
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D (d)(e)	5.55	3/15/35	229

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Nebraska (continued)
$3,050	Nebraska State Public Power District Revenue, Series A, Callable 1/1/22 @ 100.00	5.00	1/1/28	$3,521
				4,193
	New Jersey — 2.01%
3,830	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	4,096
2,500	New Jersey Economic Development Authority Revenue, School Facilities Construction, Series N-1, Callable 9/1/15 @ 100.00 (NATL-RE)	5.00	9/1/18	2,826
500	New Jersey Economic Development Authority Revenue, Series A, Prerefunded 5/15/14 @ 100.00	6.38	4/1/31	554
1,250	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series B, Callable 12/15/15 @ 100.00 (NATL-RE/FGIC)	5.25	12/15/18	1,413
				8,889
	New York — 4.84%
1,435	Metropolitan Transportation Authority Revenue, Series A-2	5.00	11/15/16	1,674
2,000	Metropolitan Transportation Authority Revenue, Series G	5.00	11/15/17	2,359
2,500	New York City Health & Hospital Corp. Revenue, Health System, Series A, Callable 2/15/20 @ 100.00 (GO of Corp.)	5.00	2/15/22	2,901
2,500	New York NY, Series F, GO, Callable 2/1/22 @ 100.00	5.00	8/1/28	2,900
205	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	211
945	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	978
2,400	New York State Urban Development Corp. Revenue, State Personal Income Tax, Series A, Callable 3/15/21 @ 100.00	5.00	3/15/27	2,779
3,250	New York State, Series B, GO	5.00	8/1/17	3,856
3,020	New York State, Series E, GO, Callable 8/1/19 @ 100.00	5.00	8/1/21	3,597
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (GO of Authority)	5.20	1/1/20	215
				21,470
	Ohio — 4.02%
6,535	Kent State University Revenue, Series B, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,580
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,233
2,500	Montgomery County Ohio Revenue, Miami Valley Hospital, Series A, Callable 11/15/20 @ 100.00	5.75	11/15/22	3,028
250	Ohio State Higher Education Facility Revenue, Kenyon College Project, Callable 7/1/15 @ 100.00 (c)	4.95	7/1/37	273
1,500	Ohio State Hospital Facility Revenue, Cleveland Clinic Health System, Series A, Callable 1/1/21 @ 100.00	5.00	1/1/25	1,723
2,205	Ohio State Water Development Authority Revenue, Fresh Water, Series B	5.00	6/1/16	2,570
780	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	818
600	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	594
				17,819
	Pennsylvania — 6.77%
2,525	Allegheny County Pennsylvania Sanitary Authority Sewer Revenue, Callable 12/1/20 @ 100.00 (AGM)	5.00	6/1/24	2,858
70	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	70
2,825	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	3,294

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania (continued)
$50	McKeesport Pennsylvania Area School District, Series C, GO, ETM (AGM)	5.00	4/1/13	$51
1,230	Montgomery County Pennsylvania Industrial Development Authority Revenue, Acts Retirement-Life Communities, Inc., Series B, Callable 11/15/16 @ 100.00	5.00	11/15/17	1,353
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	3,004
680	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	713
310	Pennsylvania State Higher Educational Facilities Authority Revenue, Allegheny Delaware Valley Obligation Group, Series A (NATL-RE)	5.88	11/15/16	310
1,000	Pennsylvania State Higher Educational Facilities Authority Revenue, St. Joseph's University (RADIAN)	5.25	12/15/18	1,025
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,991
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (AGM)	5.25	11/15/15	1,008
2,500	Philadelphia Pennsylvania School District, Series C, GO (State Aid Withholding)	5.00	9/1/14	2,713
3,650	Philadelphia Pennsylvania Water & Wastewater Revenue, Series A	5.00	6/15/15	4,048
1,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B, Callable 11/15/14 @ 100.00	5.38	11/15/34	1,110
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (GO of University)	5.50	9/15/21	2,477
				30,025
	Puerto Rico — 3.40%
4,950	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC)	5.50	7/1/26	5,465
2,500	Puerto Rico Electric Power Authority Power Revenue, Series DDD, Callable 7/1/20 @ 100.00	5.00	7/1/22	2,728
6,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, Callable 8/1/19 @ 100.00	5.50	8/1/23	6,896
				15,089
	South Carolina — 0.92%
3,500	Piedmont Municipal Power Agency Electric Revenue, Series A-2, Callable 1/1/21 @ 100.00	5.00	1/1/22	4,078
	South Dakota — 0.07%
280	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	311
	Tennessee — 0.82%
3,050	Memphis Tennessee Electric Systems Revenue, SUB	5.00	12/1/17	3,653
	Texas — 8.58%
1,650	Allen Texas Independent School District, GO (PSF-GTD)	5.00	2/15/21	2,053
1,000	Austin Texas Electricity Utility System Revenue, Series A, Callable 11/15/20 @ 100.00	5.00	11/15/24	1,165
910	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	950
2,260	Fort Worth Texas General Purpose, GO	5.00	3/1/15	2,527
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,862
3,275	Fort Worth Texas Water & Sewer Revenue	5.00	2/15/16	3,779
2,000	Houston Texas Hotel Occupancy Tax & Special Revenue, Series A	5.00	9/1/20	2,294
3,000	Houston Texas Utility System Revenue, First Lien, Series D	5.00	11/15/19	3,694
2,500	Houston Texas Utility System Revenue, First Lien, Series D, Callable 11/15/21 @ 100.00	5.00	11/15/29	2,896
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,842
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,402
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	3,014

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Texas (continued)
$1,000	San Antonio Texas Water Revenue, Series A, Callable 5/15/20 @ 100.00	5.00	5/15/29	$1,163
2,065	Texas State College Student Loan, GO	5.00	8/1/16	2,423
				38,064
	Utah — 0.07%
300	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	300
	Virginia — 0.77%
3,050	Virginia Beach Development Authority Public Facility Revenue, Series A	5.00	5/1/15	3,410
	Washington — 5.18%
1,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	1,719
3,500	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/23	3,968
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,292
1,715	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,824
1,875	King County Washington Sewer Revenue, Series B	5.00	1/1/17	2,209
2,500	Port of Seattle Washington Revenue, Intermediate, Series A, Callable 8/1/22 @ 100.00	5.00	8/1/28	2,906
1,000	Port of Seattle Washington, GO, AMT, Callable 6/1/21 @ 100.00	5.25	12/1/21	1,194
1,000	Washington State Health Care Facilities Authority Revenue, Providence Health & Services, Series B	5.00	10/1/19	1,188
3,040	Washington State, Series C, GO, Callable 6/1/21 @ 100.00	5.00	6/1/24	3,657
				22,957
	Wisconsin — 0.44%
1,625	Wisconsin State, Series 1, GO	5.00	5/1/17	1,927
	Total Municipal Bonds			438,175
	Corporate Bond — 0.0%
	Diversified Financial Services — 0.0%
3,939	ASC Equipment (d)(f)	5.13	3/1/08	—
	Total Corporate Bond			—
	Time Deposit — 0.07%
310	State Street Liquidity Management Control System Time Deposit	0.01	7/2/12	310
	Total Time Deposit			310
	Total Investments (cost $413,248) — 98.89%			438,485
	Other assets in excess of liabilities — 1.11%			4,936
	Net Assets — 100.00%			$443,421

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	These securities have been deemed illiquid by the Specialist Manager and represent 1.31% of the Portfolio's net assets.
(b)	Zero Coupon Security. Effective rate shown is as of June 30, 2012.
(c)	Variable Rate Security. The rate reflected is the rate in effect on June 30, 2012. The maturity date represents actual maturity date.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.15% of the Portfolio.
(f)	Issuer has defaulted on the payment of principal and interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.00% of the Portfolio.

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — June 30, 2012

ADFA/ADED — Arkansas Development Finance Authority / Arkansas Department of Economic Development

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ETM — Escrowed to Maturity

FGIC  — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

GTY — Guaranty

HUD — Housing and Urban Development

MBIA — Municipal Bond Insurance Association

MBIA-IBC — MBIA Insured Bond Certificate

NATL-RE — Reinsurance provided by National Reinsurance

PSF-GTD — Permanent School Fund Guaranteed

RADIAN — Radian Group, Inc.

SONYMA — State of New York Mortgage Agency

SUB  — Subordinate Bond

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments —  June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000
	Municipal Bonds — 97.81%
	Alabama — 7.08%
$1,500	Alabama State Public School & College Authority Revenue, Series A	5.00	5/1/19	$1,824
1,000	Alexander City, Series A, GO (Assured GTY)	5.00	5/1/18	1,161
1,015	Foley Utilities Board Utilities Revenue	3.00	11/1/13	1,042
1,050	Foley Utilities Board Utilities Revenue	4.00	11/1/14	1,118
				5,145
	Arizona — 0.22%
140	Yuma County Arizona Jail District Revenue, Pledge Obligation	5.00	7/1/20	162
	California — 3.98%
1,000	California State Department of Water Resources, Power Supply Revenue, Series L, Callable 5/1/20 @ 100.00	5.00	5/1/22	1,210
1,500	Los Angeles California Unified School District, Series A-2, GO, Callable 7/1/15 @ 100.00 (NATL-RE)	5.00	7/1/19	1,684
				2,894
	Florida — 15.76%
655	Broward County Florida Airport System Revenue, Series L (AMBAC)	5.00	10/1/13	690
445	Broward County Florida Airport System Revenue, Series L, ETM (AMBAC)	5.00	10/1/13	471
1,740	Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A	5.00	7/1/13	1,819
1,550	Florida Water Pollution Control Financing Corp. Revenue, Series A	5.00	7/15/16	1,810
875	Jacksonville Florida Special Revenue, Series A	5.00	10/1/15	990
400	JEA Florida Electric System Revenue, Series A	5.00	10/1/15	449
895	Lee County Florida Water & Sewer Revenue	4.00	10/1/15	973
1,000	Miami-Dade County Florida Water & Sewer Revenue, Series B (AGM)	5.25	10/1/20	1,235
1,000	Palm Beach County Florida Public Improvement Revenue, Series 2	5.00	11/1/16	1,171
1,500	West Palm Beach Florida Utility System Revenue, Series A, Callable 10/1/21 @ 100.00	5.00	10/1/22	1,844
				11,452
	Hawaii — 2.49%
1,500	Honolulu City & County Hawaii, Series B, GO, Callable 12/1/20 @ 100.00	5.00	12/1/23	1,810
	Illinois — 5.76%
2,000	Cook County Illinois, Series B, GO, Callable 11/15/13 @ 100.00 (NATL-RE)	5.25	11/15/16	2,130
425	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Prerefunded 1/1/15 @ 100.00	5.00	1/1/19	473
125	Lake County Illinois Adlai E. Stevenson High School District No. 125 Prairie, GO, Callable 1/1/15 @ 100.00	5.00	1/1/19	137
1,000	Lake County Illinois Community High School District No. 124 Grant, GO	5.00	12/1/14	1,099
320	Northbrook Illinois, GO	3.00	12/1/15	342
				4,181
	Kentucky — 1.50%
1,005	Kentucky State Property & Buildings Commission Revenues	5.00	8/1/14	1,091
	Maine — 2.21%
1,500	Maine Municipal Bond Bank Grant Anticipation Revenue, Department of Transportation, Series A	4.00	9/1/14	1,607
	Maryland — 3.11%
1,830	Maryland State Transportation Authority Revenue, Transportation Facilities Project, Series A	5.00	7/1/19	2,259
	Massachusetts — 3.49%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B	5.25	7/1/21	2,534
	Michigan — 1.65%
1,000	Grand Rapids Michigan Community College, GO (AGM)	5.00	5/1/18	1,200
	Nevada — 2.84%
800	Clark County Nevada Highway Improvement Revenue	5.00	7/1/23	963
1,000	Nevada State, Capital Improvement, Series A, GO, Callable 2/1/15 @ 100.00	5.00	2/1/19	1,097
				2,060

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments (continued) —  June 30, 2012

Principal Amount (000)		Rate %	Maturity Date	Value (000
	Municipal Bonds (continued)
	New Mexico — 0.74%
$500	New Mexico Finance Authority State Transportation Revenue, Sub Lien, Series B (XLCA)	4.00	12/15/14	$540
	New York — 6.30%
2,745	New York City Transitional Finance Authority Revenue, Series D, Callable 2/1/21 @ 100.00	5.25	2/1/22	3,408
1,025	New York City Transitional Finance Authority Revenue, Sub Series E	5.00	11/1/15	1,172
				4,580
	Ohio — 3.30%
1,000	Ohio State Building Authority State Facilities Revenue	5.00	10/1/21	1,204
1,000	Ohio State, Series B, GO	5.00	9/15/17	1,195
				2,399
	Oklahoma — 3.84%
2,350	Oklahoma State Capitol Improvement Authority State Facilities Revenue, Series A	5.00	7/1/17	2,789
	Pennsylvania — 1.71%
1,000	Pennsylvania State, Series A, GO	5.00	5/1/20	1,240
	South Carolina — 2.13%
1,100	Richland County School District No. 2, Series A, GO, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/20	1,327
215	South Carolina State Public Service Authority Revenue, Series D, Prerefunded 1/1/13 @ 100.00 (AGM)	5.25	1/1/14	220
				1,547
	Texas — 9.30%
1,250	Dallas Texas Waterworks & Sewer System Revenue, Callable 10/1/21 @ 100.00	5.00	10/1/23	1,531
500	Garland Texas Electric Utility System Revenue, Series A	3.00	3/1/13	509
1,435	Sugar Land Texas, GO, Callable 2/15/19 @ 100.00	5.00	2/15/21	1,702
1,800	Texas State University Systems Financing Revenue	5.00	3/15/17	2,137
750	Webb County Texas, GO	4.50	2/15/19	877
				6,756
	Utah — 1.57%
1,050	Intermountain Power Agency Power Supply Revenue, Series A, Callable 7/1/14 @ 100.00	5.00	7/1/16	1,143
	Washington — 15.46%
1,500	King County Washington Sewer Revenue	5.00	1/1/20	1,844
1,400	King County Washington Sewer Revenue, Callable 1/1/22 @ 100.00	5.00	1/1/24	1,690
1,000	King County Washington, GO	5.25	1/1/23	1,270
1,580	Port of Seattle Washington Revenue, Intermediate Lien, Series B	5.00	6/1/18	1,876
1,500	Tacoma Washington Water Revenue, Series A, Callable 6/1/20 @ 100.00	5.00	12/1/22	1,795
2,300	Washington State, GO, Series R-2011-A	5.00	1/1/18	2,754
				11,229
	Wisconsin — 3.37%
1,220	Menomonee Falls Wisconsin School District, GO, Callable 4/1/17 @ 100.00 (NATL-RE/FGIC)	4.75	4/1/21	1,379
500	Northeast Wisconsin Technical College District, GO, Series A	1.63	4/1/13	505
500	Wisconsin State, Series C, GO	5.00	5/1/15	562
				2,446
	Total Municipal Bonds			71,064
	Mutual Fund — 0.88%
638,781	State Street Institutional Tax Free Money Market Fund, Institutional Shares (a)	0.00		639
	Total Mutual Fund			639
	Total Investments (cost $67,970) — 98.69%			71,703
	Other assets in excess of liabilities — 1.31%			951
	Net Assets — 100.00%			$72,654
(a)	The rate disclosed is the rate in effect on June 30, 2012.

AGM — Assured Guaranty Municipal Corporation

See accompanying notes to financial statements.

HC CAPITAL TRUST
The Intermediate Term Municipal Bond II Portfolio
Portfolio of Investments (concluded) —  June 30, 2012

AMBAC — American Municipal Bond Assurance Corporation

ETM — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

GTY — Guaranty

NATL-RE — Reinsurance provided by National Reinsurance

SCSDE — Insured by South Carolina School Discount Enhancement

XLCA — XL Capital Assurance, Inc.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities
As of June 30, 2012
(Amounts in thousands, except per share amounts)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
ASSETS:
Investments, at cost	$568,926	$908,651	$565,640	$936,401
Unrealized appreciation (depreciation)	45,356	58,051	166,255	150,464
Investments, at value	614,282	966,702	731,895	1,086,865
Cash	263	—	—	—
Foreign currency, at value (Cost $0, $0, $0, and $192, respectively)	—	—	—	197
Unrealized appreciation on forward currency contracts	—	—	—	181
Swap agreements, at value	—	—	—	1,728
Dividends and interest receivable	1,094	1,778	793	1,337
Receivable for portfolio shares issued	4	73	2	71
Receivable from investments sold	55,135	66,296	3,488	3,754
Foreign tax reclaims receivable	—	7	85	99
Segregated cash for collateral	—	—	—	274
Variation margin receivable on future contracts	—	—	—	4,270
Variation margin receivable on interest rate swap agreements	—	—	—	313
Prepaid expenses	9	9	11	16
Total Assets	670,787	1,034,865	736,274	1,099,105
LIABILITIES:
Cash overdraft	—	11	—	—
Written options, at fair value (premiums received $0, $0, $0, and $266, respectively)	—	—	—	106
Unrealized depreciation on forward currency contracts	—	—	—	886
Payable for investments purchased	60,121	72,575	1,693	1,634
Payable for portfolio shares redeemed	1,363	1,523	1,803	2,261
Payable to broker for futures collateral	—	—	—	1,405
Variation margin payable on interest rate swap agreements	—	—	—	78
Advisory fees payable	114	166	182	225
Management fees payable	24	38	30	44
Administrative services fees payable	3	5	4	6
Trustee fees payable	1	2	1	2
Other accrued expenses	56	91	47	83
Total Liabilities	61,682	74,411	3,760	6,730
NET ASSETS:	$609,105	$960,454	$732,514	$1,092,375
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$50	$76	$49	$73
Additional paid-in capital	799,076	884,033	706,858	838,334
Accumulated net investment income/(distributions in excess of net investment income)	315	950	489	2,762
Accumulated net realized gains/(losses) from investments, futures, written options, swaps and forward foreign currency transactions	(235,693)	17,344	(141,137)	92,066
Net unrealized appreciation/(depreciation) on investments, futures, written options, swaps and forward foreign currency translations	45,357	58,051	166,255	159,140
Net Assets	$609,105	$960,454	$732,514	$1,092,375
NET ASSETS:
HC Strategic Shares	$608,294	$958,796	$731,586	$1,090,547
HC Advisors Shares	811	1,658	928	1,828
Total	$609,105	$960,454	$732,514	$1,092,375
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	49,778	76,408	49,160	72,619
HC Advisors Shares	66	132	62	122
Total	49,844	76,540	49,222	72,741
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$12.22	$12.55	$14.88	$15.02
HC Advisors Shares	$12.22	$12.55	$14.86	$15.01

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2012
(Amounts in thousands, except per share amounts)

	The Small Capitalization Equity Portfolio	The Institutional Small Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
ASSETS:
Investments, at cost	$109,360	$172,611	$55,476	$684,608
Unrealized appreciation (depreciation)	15,873	24,789	24,161	(9,849)
Investments, at value	125,233	197,400	79,637	674,759
Cash	—	—	—	379
Foreign currency, at value (Cost $0, $0, $0 and $714, respectively)	—	—	—	718
Unrealized appreciation on forward currency contracts	—	—	—	60
Swap agreements, at value	—	—	—	2,445
Receivable for swap payments	—	—	—	1,072
Dividends and interest receivable	97	148	220	524
Margin deposits	—	—	—	11,693
Receivable for portfolio shares issued	—	31	—	273
Receivable from investments sold	8,473	14,433	630	28
Foreign tax reclaims receivable	—	—	5	55
Segregated cash for collateral	—	—	—	9
Variation margin receivable on future contracts	14	—	—	435
Prepaid expenses	7	4	10	29
Total Assets	133,824	212,016	80,502	692,479
LIABILITIES:
Written options at fair value (premiums received $0, $0, $0 and $357, respectively)	—	—	—	318
Unrealized depreciation on forward currency contracts	—	—	—	204
Payable for investments purchased	8,364	14,710	365	2,599
Payable for portfolio shares redeemed	224	2	2,059	225
Payable to broker for futures collateral	—	—	—	79
Variation margin payable on future contracts	—	—	—	815
Advisory fees payable	42	87	197	257
Management fees payable	5	8	4	26
Administrative services fees payable	1	1	—	4
Trustee fees payable	—	—	—	1
Other accrued expenses	12	21	11	137
Total Liabilities	8,648	14,829	2,636	4,665
NET ASSETS:	$125,176	$197,187	$77,866	$687,814
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$9	$15	$7	$75
Additional paid-in capital	178,057	188,681	36,609	763,422
Accumulated net investment income/(distributions in excess of net investment income)	80	85	(139)	629
Accumulated net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	(68,861)	(16,381)	17,227	(66,920)
Net unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	15,891	24,787	24,162	(9,392)
Net Assets	$125,176	$197,187	$77,866	$687,814
NET ASSETS:
HC Strategic Shares	$125,014	$196,911	$77,739	$686,912
HC Advisors Shares	162	276	127	902
Total	$125,176	$197,187	$77,866	$687,814
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	9,137	14,558	6,967	68,617
HC Advisors Shares	12	20	11	90
Total	9,149	14,578	6,978	68,707
Net Asset Value, offering and redemption price per share:(b)
HC Strategic Shares	$13.68	$13.52	$11.16	$10.01
HC Advisors Shares	$13.66	$13.52	$11.16	$10.01

(a)	Statement has been consolidated. Please see Note 2L in notes to financial statements for basis of consolidation.
(b)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2012
(Amounts in thousands, except per share amounts)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
ASSETS:
Investments, at cost	$1,096,818	$1,951,606	$714,890	$104,123
Unrealized appreciation (depreciation)	90,954	27,718	(7,344)	3,815
Investments, at value	1,187,772	1,979,324	707,546	107,938
Cash	—	—	448	15
Foreign currency, at value (Cost $2,845, $4,793, $7,800 and $0, respectively)	3,013	4,662	7,871	—
Unrealized appreciation on forward currency contracts	369	551	308	—
Dividends and interest receivable	2,889	4,451	3,001	642
Receivable for portfolio shares issued	527	2,210	1,700	880
Receivable from investments sold	2,546	3,462	2,718	4,136
Foreign tax reclaims receivable	1,085	2,915	28	—
TBA sale commitments receivable	—	—	—	2,590
Segregated cash for collateral	—	—	1,391	—
Prepaid expenses	16	9	14	—
Total Assets	1,198,217	1,997,584	725,025	116,201
LIABILITIES:
Cash overdraft	178	58	—	—
TBA sale commitments, at fair value	—	—	—	2,596
Unrealized depreciation on forward currency contracts	27	41	—	—
Distributions payable	—	—	—	276
Payable for investments purchased	2,613	2,827	3,597	14,279
Payable for portfolio shares redeemed	2,643	270	164	1,883
Accrued foreign capital gains tax	—	—	346	—
Advisory fees payable	444	730	381	29
Management fees payable	51	83	28	4
Administrative services fees payable	9	15	4	1
Trustee fees payable	2	3	1	—
Other accrued expenses	138	236	141	6
Total Liabilities	6,015	4,263	4,662	19,074
NET ASSETS:	$1,192,112	$1,993,321	$720,363	$97,127
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$122	$212	$40	$9
Additional paid-in capital	1,211,260	1,992,435	743,109	92,149
Accumulated net investment income/(distributions in excess of net investment income)	2,024	3,192	5,892	29
Accumulated net realized gains/(losses) from investments, futures, written options and foreign currency transactions	(112,679)	(30,599)	(21,531)	1,130
Net unrealized appreciation/(depreciation) on investments, futures, written options and foreign currency translations	91,385	28,081	(7,147)	3,810
Net Assets	$1,192,112	$1,993,321	$720,363	$97,127
NET ASSETS:
HC Strategic Shares	$1,190,531	$1,990,173	$719,013	$94,895
HC Advisors Shares	1,581	3,148	1,350	2,232
Total	$1,192,112	$1,993,321	$720,363	$97,127
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	122,176	212,191	40,412	9,243
HC Advisors Shares	162	336	76	218
Total	122,338	212,527	40,488	9,461
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$9.74	$9.38	$17.79	$10.27
HC Advisors Shares	$9.75	$9.37	$17.79	$10.26

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of June 30, 2012
(Amounts in thousands, except per share amounts)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
ASSETS:
Investments, at cost	$567,416	$237,499	$196,646	$269,173
Unrealized appreciation (depreciation)	13,354	10,717	11,291	7,223
Investments, at value	580,770	248,216	207,937	276,396
Dividends and interest receivable	10,606	1,715	2,064	1,009
Receivable for portfolio shares issued	25	238	529	659
Receivable from investments sold	4,868	38,414	—	12,011
TBA sale commitments receivable	—	—	—	33,737
Segregated cash for collateral	—	—	—	26
Variation margin receivable on future contracts	—	—	—	5
Prepaid expenses	8	7	7	7
Total Assets	596,277	288,590	210,537	323,850
LIABILITIES:
TBA sale commitments, at fair value	—	—	—	33,785
Interest payable on TBA sale commitments	—	—	—	56
Distributions payable	—	288	597	791
Payable for investments purchased	6,830	38,083	1,955	51,185
Payable for portfolio shares redeemed	2,096	13	28	34
Advisory fees payable	573	25	38	112
Management fees payable	24	10	9	10
Administrative services fees payable	3	1	1	1
Trustee fees payable	1	—	—	—
Other accrued expenses	44	20	16	19
Total Liabilities	9,571	38,440	2,644	85,993
NET ASSETS:	$586,706	$250,150	$207,893	$237,857
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$81	$24	$20	$23
Additional paid-in capital	578,657	235,299	194,093	231,332
Accumulated net investment income/(distributions in excess of net investment income)	2,603	48	146	148
Accumulated net realized gains/(losses) from investments and futures	(7,990)	4,063	2,343	(822)
Net unrealized appreciation/(depreciation) on investments and futures	13,355	10,716	11,291	7,176
Net Assets	$586,706	$250,150	$207,893	$237,857
NET ASSETS:
HC Strategic Shares	$585,953	$250,150	$207,893	$237,857
HC Advisors Shares	753	—	—	—
Total	$586,706	$250,150	$207,893	$237,857
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	81,150	23,872	19,636	23,262
HC Advisors Shares	104	—	—	—
Total	81,254	23,872	19,636	23,262
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$7.22	$10.48	$10.59	$10.22
HC Advisors Shares	$7.22	$—	$—	$—

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Assets and Liabilities (concluded)
As of June 30, 2012
(Amounts in thousands, except per share amounts)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
ASSETS:
Investments, at cost	$24,726	$413,248	$67,970
Unrealized appreciation (depreciation)	680	25,237	3,733
Investments, at value	25,406	438,485	71,703
Cash	—	—	5
Dividends and interest receivable	316	5,720	941
Receivable for portfolio shares issued	37	1,448	192
Prepaid expenses	4	10	7
Total Assets	25,763	445,663	72,848
LIABILITIES:
Distributions payable	38	1,261	136
Payable for portfolio shares redeemed	3	884	45
Advisory fees payable	3	68	7
Management fees payable	1	18	3
Administrative services fees payable	—	3	—
Other accrued expenses	—	8	3
Total Liabilities	45	2,242	194
NET ASSETS:	$25,718	$443,421	$72,654
NET ASSETS CONSIST OF:
Shares of beneficial interest, at par value	$3	$44	$7
Additional paid-in capital	24,821	442,659	68,725
Accumulated net investment income/(distributions in excess of net investment income)	(8)	450	(4)
Accumulated net realized gains/(losses) from investments	222	(24,969)	193
Net unrealized appreciation/(depreciation) on investments	680	25,237	3,733
Net Assets	$25,718	$443,421	$72,654
NET ASSETS:
HC Strategic Shares	$25,718	$442,365	$72,377
HC Advisors Shares	—	1,056	277
Total	$25,718	$443,421	$72,654
SHARES OF BENEFICIAL INTEREST OUTSTANDING (Unlimited number of shares authorized, par value $0.001):
HC Strategic Shares	2,506	43,800	6,853
HC Advisors Shares	—	105	26
Total	2,506	43,905	6,879
Net Asset Value, offering and redemption price per share:(a)
HC Strategic Shares	$10.26	$10.10	$10.56
HC Advisors Shares	$—	$10.10	$10.56

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations
For the Year Ended June 30, 2012
(Amounts in thousands)

	The Value Equity Portfolio	The Institutional Value Equity Portfolio	The Growth Equity Portfolio	The Institutional Growth Equity Portfolio
INVESTMENT INCOME:
Interest	$2	$1,417	$1	$3,463
Dividends (net of foreign withholding tax of $67, $126, $0 and $0, respectively)	16,120	23,904	10,184	12,452
Total Investment Income	16,122	25,321	10,185	15,915
EXPENSES:
Advisory fees	920	1,512	1,388	2,146
Management fees	283	446	360	531
Administrative services fees	206	325	260	383
Professional fees	57	90	63	100
Compliance service fees	10	15	12	19
Custodian fees	63	103	81	127
Registration and filing fees	16	15	17	14
Trustee fees	30	47	37	57
Other	33	63	35	56
Total Expenses before waivers and expenses paid indirectly	1,618	2,616	2,253	3,433
Less: Expenses waived by Specialist Manager	(144)	(198)	—	—
Expenses paid indirectly	(26)	(60)	(33)	(53)
Net Expenses	1,448	2,358	2,220	3,380
Net Investment Income	14,674	22,963	7,965	12,535
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	31,753	28,536	105,221	126,128
Net realized gains/(losses) from futures transactions	426	8,501	57	11,191
Net realized gains/(losses) from written options transactions	—	(75)	—	(85)
Net realized gains/(losses) from swap transactions	—	(3,150)	—	(4,032)
Net realized gains/(losses) from foreign currency transactions	—	(412)	—	749
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	32,179	33,400	105,278	133,951
Change in unrealized appreciation/(depreciation) on investments	(36,091)	(27,667)	(53,435)	(62,438)
Change in unrealized appreciation/(depreciation) on futures	(65)	(4,004)	(46)	747
Change in unrealized appreciation/(depreciation) on written options	—	(23)	—	125
Change in unrealized appreciation/(depreciation) on swaps	—	570	—	2,556
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	62	—	(1,235)
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	(36,156)	(31,062)	(53,481)	(60,245)
Net realized/unrealized gains/(losses) from investments, futures, written options, swaps and foreign currency translations	(3,977)	2,338	51,797	73,706
Change in net assets resulting from operations	$10,697	$25,301	$59,762	$86,241

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended June 30, 2012
(Amounts in thousands)

	The Small Capitalization Equity Portfolio	The Institutional Small Capitalization Equity Portfolio	The Real Estate Securities Portfolio	The Commodity Returns Strategy Portfolio(a)
INVESTMENT INCOME:
Interest	$15	$22	$—	$952
Dividends (net of foreign withholding tax of $5, $7, $17 and $454, respectively)	1,405	1,904	2,422	6,960
Total Investment Income	1,420	1,926	2,422	7,912
EXPENSES:
Advisory fees	615	1,171	911	2,912
Management fees	62	91	67	255
Administrative services fees	45	66	48	184
Professional fees	13	21	9	103
Compliance service fees	2	4	2	10
Custodian fees	17	25	14	118
Registration and filing fees	15	11	13	18
Trustee fees	8	12	6	28
Other	8	17	16	74
Total Expenses before waivers and expenses paid indirectly	785	1,418	1,086	3,702
Less: Expenses paid indirectly	(9)	(23)	(2)	(7)
Net Expenses	776	1,395	1,084	3,695
Net Investment Income	644	531	1,338	4,217
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	5,715	4,347	24,118	(51,352)
Net realized gains/(losses) from futures transactions	(22)	(63)	—	(10,115)
Net realized gains/(losses) from written options transactions	—	—	—	245
Net realized gains/(losses) from swap transactions	—	—	—	(16,906)
Net realized gains/(losses) from foreign currency transactions	—	—	—	53
Net realized gains/(losses) from investments, futures, written options, swaps and foreign currency transactions	5,693	4,284	24,118	(78,075)
Change in unrealized appreciation/(depreciation) on investments	(8,822)	(7,168)	(13,379)	(26,410)
Change in unrealized appreciation/(depreciation) on futures	(17)	(88)	—	994
Change in unrealized appreciation/(depreciation) on written options	—	—	—	34
Change in unrealized appreciation/(depreciation) on swaps	—	—	—	2,455
Change in unrealized appreciation/(depreciation) on foreign currency translations	—	—	—	(317)
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	(8,839)	(7,256)	(13,379)	(23,244)
Net realized/unrealized gains/(losses) from investments, futures, written options, swaps and foreign currency translations	(3,146)	(2,972)	10,739	(101,319)
Change in net assets resulting from operations	$(2,502)	$(2,441)	$12,077	$(97,102)

(a) Statement has been consolidated. Please see Note 2L in notes to financial statements for basis of consolidation.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended June 30, 2012
(Amounts in thousands)

	The International Equity Portfolio	The Institutional International Equity Portfolio	The Emerging Markets Portfolio	The Core Fixed Income Portfolio
INVESTMENT INCOME:
Interest	$4	$6	$15	$2,770
Dividends (net of foreign withholding tax of $3,709, $5,971, $1,270 and $0 respectively)	34,922	55,727	15,048	17
Total Investment Income	34,926	55,733	15,063	2,787
EXPENSES:
Advisory fees	4,413	7,082	4,189	182
Management fees	561	888	284	53
Administrative services fees	405	641	204	38
Professional fees	106	177	88	9
Compliance service fees	19	31	9	2
Custodian fees	422	676	664	11
Registration and filing fees	19	16	22	12
Trustee fees	58	94	29	5
Other	84	175	59	7
Total Expenses before waivers and expenses paid indirectly	6,087	9,780	5,548	319
Less: Expenses paid indirectly	(21)	(33)	(4)	—
Net Expenses	6,066	9,747	5,544	319
Net Investment Income	28,860	45,986	9,519	2,468
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	41,253	(23,488)	(18,360)	2,318
Net realized gains/(losses) from futures transactions	—	—	(2,319)	(4)
Net realized gains/(losses) from foreign currency transactions	755	1,219	(2,982)	—
Net realized gains/(losses) from investments, futures and foreign currency transactions	42,008	(22,269)	(23,661)	2,314
Change in unrealized appreciation/(depreciation) on investments (Net of deferred foreign tax)	(176,646)	(165,563)	(68,385)	3,190
Change in unrealized appreciation/(depreciation) on futures	—	—	(240)	4
Change in unrealized appreciation/(depreciation) on foreign currency translations	329	169	193	—
Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	(176,317)	(165,394)	(68,432)	3,194
Net realized/unrealized gains/(losses) from investments, futures and foreign currency translations	(134,309)	(187,663)	(92,093)	5,508
Change in net assets resulting from operations	$(105,449)	$(141,677)	$(82,574)	$7,976

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (continued)
For the Year Ended June 30, 2012
(Amounts in thousands)

	The Fixed Income Opportunity Portfolio	The U.S. Government Fixed Income Securities Portfolio	The U.S. Corporate Fixed Income Securities Portfolio	The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
INVESTMENT INCOME:
Interest	$40,706	$4,371	$7,958	$7,047
Dividends	526	—	100	—
Total Investment Income	41,232	4,371	8,058	7,047
EXPENSES:
Advisory fees	2,155	319	481	426
Management fees	264	133	109	126
Administrative services fees	189	96	79	91
Professional fees	62	25	21	24
Compliance service fees	9	5	4	5
Custodian fees	53	28	23	33
Registration and filing fees	17	31	28	31
Trustee fees	26	15	12	14
Offering fees	—	2	2	2
Other	39	13	11	14
Total Expenses before waivers	2,814	667	770	766
Net Expenses	2,814	667	770	766
Net Investment Income	38,418	3,704	7,288	6,281
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	6,433	9,349	5,700	2,331
Net realized gains/(losses) from futures transactions	—	—	—	(103)
Net realized gains/(losses) from investments and futures	6,433	9,349	5,700	2,228
Change in unrealized appreciation/(depreciation) on investments	(10,935)	8,874	10,184	4,287
Change in unrealized appreciation/(depreciation) on futures	—	—	—	(4)
Change in unrealized appreciation/(depreciation) on investments and futures	(10,935)	8,874	10,184	4,283
Net realized/unrealized gains/(losses) from investments and futures	(4,502)	18,223	15,884	6,511
Change in net assets resulting from operations	$33,916	$21,927	$23,172	$12,792

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Operations (concluded)
For the Year Ended June 30, 2012
(Amounts in thousands)

	The Short-Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond Portfolio	The Intermediate Term Municipal Bond II Portfolio
INVESTMENT INCOME:
Interest	$650	$16,803	$1,760
Total Investment Income	650	16,803	1,760
EXPENSES:
Advisory fees	38	941	91
Management fees	15	237	36
Administrative services fees	11	171	26
Professional fees	2	36	4
Compliance service fees	—	7	1
Custodian fees	3	40	5
Registration and filing fees	8	11	9
Trustee fees	1	21	2
Offering fees	—	—	2
Other	3	21	3
Total Expenses before waivers	81	1,485	179
Net Expenses	81	1,485	179
Net Investment Income	569	15,318	1,581
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment transactions	240	6,669	241
Change in unrealized appreciation/(depreciation) on investments	(71)	16,181	3,116
Net realized/unrealized gains/(losses) from investments	169	22,850	3,357
Change in net assets resulting from operations	$738	$38,168	$4,938

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets
(Amounts in thousands)

	The Value Equity Portfolio			The Institutional Value Equity Portfolio			The Growth Equity Portfolio
	For the Year Ended June 30, 2012	For the Year Ended June 30, 2011		For the Year Ended June 30, 2012	For the Year Ended June 30, 2011		For the Year Ended June 30, 2012	For the Year Ended June 30, 2011
Operations:
Net investment income	$14,674	$9,606		$22,963	$14,758		$7,965	$5,751
Net realized gains from investments, futures, written options, swaps and foreign currency transactions	32,179	49,583		33,400	83,991		105,278	63,799
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	(36,156)	57,677		(31,062)	104,411		(53,481)	132,073
Change in net assets resulting from operations	10,697	116,866		25,301	203,160		59,762	201,623
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(14,617)	(9,307)		(22,041)	(13,537)		(7,914)	(5,617)
HC Advisors Shares	(18)	(10	)(a)	(36)	(19	)(a)	(10)	(5	)(a)
Net realized gains from investment, futures, options, and foreign currency transactions:
HC Strategic Shares	—	—		(13,397)	—		—	—
HC Advisors Shares	—	—		(20)	—		—	—
Change in net assets resulting from distributions	(14,635)	(9,317)		(35,494)	(13,556)		(7,924)	(5,622)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	192,440	79,095		343,758	128,114		144,801	73,645
Proceeds from reinvestment of dividends	12,769	8,006		33,211	12,555		6,620	4,741
Cost of shares redeemed	(127,705)	(71,326)		(228,109)	(198,903)		(206,892)	(128,915)
Change in net assets from HC Strategic Shares of beneficial interest	77,504	15,775		148,860	(58,234)		(55,471)	(50,529)
HC Advisors Shares
Proceeds from shares issued	217	718	(a)	500	1,159	(a)	180	882	(a)
Cost of shares redeemed	(151)	(37	)(a)	(122)	(91	)(a)	(255)	(62	)(a)
Change in net assets from HC Advisors Shares of beneficial interest	66	681	(a)	378	1,068	(a)	(75)	820	(a)
Change in net assets from shares of beneficial interest	77,570	16,456		149,238	(57,166)		(55,546)	(49,709)
Change in net assets	73,632	124,005		139,045	132,438		(3,708)	146,292
Net Assets:
Beginning of period	535,473	411,468		821,409	688,971		736,222	589,930
End of period	$609,105	$535,473		$960,454	$821,409		$732,514	$736,222
Accumulated net investment income/(distributions in excess of net investment income)	$315	$707		$950	$958		$489	$476
Share Transactions:
HC Strategic Shares
Issued	16,650	6,909		28,903	10,792		9,964	5,924
Reinvested	1,072	677		2,790	1,026		479	375
Redeemed	(10,736)	(6,031)		(18,554)	(15,732)		(14,310)	(10,069)
Change in HC Strategic Shares	6,986	1,555		13,139	(3,914)		(3,867)	(3,770)
HC Advisors Shares
Issued	18	64	(a)	41	107	(a)	12	74	(a)
Redeemed	(13)	(3	)(a)	(9)	(7	)(a)	(19)	(5	)(a)
Change in HC Advisors Shares	5	61	(a)	32	100	(a)	(7)	69	(a)
Total change in shares	6,991	1,616		13,171	(3,814)		(3,874)	(3,701)

(a) For the Period July 6, 2010 (commencement of operations) to June 30, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Institutional Growth Equity Portfolio			The Small Capitalization Equity Portfolio			The Institutional Small Capitalization Equity Portfolio
	For the Year Ended June 30, 2012	For the Year Ended June 30, 2011		For the Year Ended June 30, 2012	For the Year Ended June 30, 2011		For the Year Ended June 30, 2012	For the Year Ended June 30, 2011
Operations:
Net investment income	$12,535	$9,705		$644	$534		$531	$767
Net realized gains from investments, futures, written options, swaps and foreign currency transactions	133,951	70,188		5,693	13,722		4,284	24,040
Change in unrealized appreciation/(depreciation) on investments, futures, written options, swaps and foreign currency translations	(60,245)	222,569		(8,839)	24,692		(7,256)	33,922
Change in net assets resulting from operations	86,241	302,462		(2,502)	38,948		(2,441)	58,729
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(11,253)	(7,980)		(626)	(610)		(512)	(924)
HC Advisors Shares	(18)	(10	)(a)	(1)	—		(1)	(1	)(a)
Net realized gains from investment, futures, options, and foreign currency transactions:
HC Strategic Shares	(4,776)	—		—	—		—	—
HC Advisors Shares	(7)	—		—	—		—	—
Change in net assets resulting from distributions	(16,054)	(7,990)		(627)	(610)		(513)	(925)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	366,291	193,808		20,293	12,024		36,803	37,935
Proceeds from reinvestment of dividends	15,280	7,438		543	526		437	830
Cost of shares redeemed	(433,160)	(281,725)		(27,280)	(30,032)		(25,909)	(69,649)
Change in net assets from HC Strategic Shares of beneficial interest	(51,589)	(80,479)		(6,444)	(17,482)		11,331	(30,884)
HC Advisors Shares
Proceeds from shares issued	375	1,358	(a)	45	142	(a)	81	207	(a)
Cost of shares redeemed	(242)	(132	)(a)	(35)	(8	)(a)	(33)	(36	)(a)
Change in net assets from HC Advisors Share of beneficial interest	133	1,226	(a)	10	134	(a)	48	171	(a)
Change in net assets from shares of beneficial interest	(51,456)	(79,253)		(6,434)	(17,348)		11,379	(30,713)
Change in net assets	18,731	215,219		(9,563)	20,990		8,425	27,091
Net Assets:
Beginning of period	1,073,644	858,425		134,739	113,749		188,762	161,671
End of period	$1,092,375	$1,073,644		$125,176	$134,739		$197,187	$188,762
Accumulated net investment income/(distributions in excess of net investment income)	$2,762	$584		$80	$73		$85	$82
Share Transactions:
HC Strategic Shares
Issued	24,859	15,298		1,552	944		2,863	3,033
Reinvested	1,118	573		42	40		35	65
Redeemed	(29,400)	(20,961)		(2,041)	(2,331)		(1,903)	(5,197)
Change in HC Strategic Shares	(3,423)	(5,090)		(447)	(1,347)		995	(2,099)
HC Advisors Shares
Issued	27	121	(a)	3	12	(a)	6	19	(a)
Redeemed	(16)	(10	)(a)	(2)	(1	)(a)	(2)	(3	)(a)
Change in HC Advisors Shares	11	111	(a)	1	11	(a)	4	16	(a)
Total change in shares	(3,412)	(4,979)		(446)	(1,336)		999	(2,083)

(a)	For the Period July 6, 2010 (commencement of operations) to June 30, 2011.

(Amounts designated as “_” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Real Estate Securities Portfolio			The Commodity Returns Strategy Portfolio(a)			The International Equity Portfolio
	For the Year Ended June 30, 2012	For the Year Ended June 30, 2011		For the Year Ended June 30, 2012	For the Year Ended June 30, 2011		For the Year Ended June 30, 2012	For the Year Ended June 30, 2011
Operations:
Net investment income	$1,338	$4,977		$4,217	$945		$28,860	$28,428
Net realized gains/(losses) from investments, futures, written options and foreign currency transactions	24,118	53,708		(78,075)	20,679		42,008	107,488
Change in unrealized appreciation/(depreciation) on investments, futures, written options and foreign currency translations	(13,379)	15,391		(23,244)	20,223		(176,317)	161,241
Change in net assets resulting from operations	12,077	74,076		(97,102)	41,847		(105,449)	297,157
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(2,528)	(6,328)		(3,532)	(1,024)		(27,106)	(29,943)
HC Advisors Shares	(2)	(9	)(b)	(4)	(1	)(c)	(33)	(35	)(b)
Net realized gains from investment, futures, options, and foreign currency transactions:
HC Strategic Shares	(54,409)	(7,533)		(6,914)	(2,592)		—	—
HC Advisors Shares	(86)	(11	)(b)	(8)	(3	)(c)	—	—
Change in net assets resulting from distributions	(57,025)	(13,881)		(10,458)	(3,620)		(27,139)	(29,978)
HC Strategic Shares
Proceeds from shares issued	8,712	25,866		300,958	346,559		256,525	150,543
Proceeds from reinvestment of dividends	56,805	13,615		9,370	3,371		23,006	25,097
Cost of shares redeemed	(90,236)	(159,295)		(16,839)	(8,123)		(161,166)	(164,284)
Change in net assets from HC Strategic Shares of beneficial interest	(24,719)	(119,814)		293,489	341,807		118,365	11,356
HC Advisors Shares
Proceeds from shares issued	134	382	(b)	470	601	(c)	561	1,370	(b)
Proceeds from reinvestment of dividends	1	—	(b)	—	—	(c)	—	—	(b)
Cost of shares redeemed	(174)	(230	)(b)	(40)	(21	)(c)	(273)	(45	)(b)
Change in net assets from HC Advisors Shares of beneficial interest	(39)	152	(b)	430	580	(c)	288	1,325	(b)
Change in net assets from shares of beneficial interest	(24,758)	(119,662)		293,919	342,387		118,653	12,681
Change in net assets	(69,706)	(59,467)		186,359	380,614		(13,935)	279,860
Net Assets:
Beginning of period	147,572	207,039		501,455	120,841		1,206,047	926,187
End of period	$77,866	$147,572		$687,814	$501,455		$1,192,112	$1,206,047
Accumulated net investment income/(distributions in excess of net investment income)	$(739)	$(495)		$629	$(52)		$2,024	$(554)
Share Transactions:
HC Strategic Shares
Issued	690	1,694		29,593	27,449		26,870	14,367
Reinvested	5,972	872		911	275		2,471	2,320
Redeemed	(8,067)	(9,494)		(1,568)	(666)		(16,833)	(15,852)
Change in HC Strategic Shares	(1,405)	(6,928)		28,936	27,058		12,508	835
HC Advisors Shares
Issued	12	27	(b)	45	50	(c)	57	137	(b)
Redeemed	(15)	(13	)(b)	(3)	(2	)(c)	(28)	(4	)(b)
Change in HC Advisors Shares	(3)	14	(b)	42	48	(c)	29	133	(b)
Total change in shares	(1,408)	(6,914)		28,978	27,106		12,537	968

(a)	Statement has been consolidated. Please see Note 2L in notes to financial statements for basis of consolidation.
(b)	For the Period July 6, 2010 (commencement of operations) to June 30, 2011.
(c)	For the Period July 8, 2010 (commencement of operations) to June 30, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Institutional International Equity Portfolio			The Emerging Markets Portfolio			The Core Fixed Income Portfolio
	For the Year Ended June 30, 2012	For the Year Ended June 30, 2011		For the Year Ended June 30, 2012	For the Year Ended June 30, 2011		For the Year Ended June 30, 2012	For the Year Ended June 30, 2011
Operations:
Net investment income	$45,986	$41,746		$9,519	$5,686		$2,468	$5,200
Net realized gains/(losses) from investments, futures and foreign currency transactions	(22,269)	69,008		(23,661)	18,822		2,314	11,636
Change in unrealized appreciation/(depreciation) on investments, futures and foreign currency translations	(165,394)	355,661		(68,432)	80,710		3,194	(8,364)
Change in net assets resulting from operations	(141,677)	466,415		(82,574)	105,218		7,976	8,472
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(43,385)	(44,250)		(5,047)	(3,213)		(2,525)	(5,798)
HC Advisors Shares	(61)	(59	)(a)	(8)	(5	)(a)	(59)	(45	)(a)
Net realized gains from investment transactions:
HC Strategic Shares	(55,893)	—		(12,583)	(4,818)		(3,842)	(7,116)
HC Advisors Shares	(78)	—	(a)	(23)	(7	)(a)	(84)	(24	)(a)
Change in net assets resulting from distributions	(99,417)	(44,309)		(17,661)	(8,043)		(6,510)	(12,983)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	479,414	309,339		370,751	159,962		16,301	93,887
Proceeds from reinvestment of dividends	93,343	39,589		17,201	7,904		6,210	12,615
Cost of shares redeemed	(95,742)	(434,027)		(79,640)	(99,371)		(32,560)	(354,536)
Change in net assets from HC Strategic Shares of beneficial interest	477,015	(85,099)		308,312	68,495		(10,049)	(248,034)
HC Advisors Shares
Proceeds from shares issued	1,203	2,162	(a)	725	865	(a)	445	2,701	(a)
Cost of shares redeemed	(159)	(166	)(a)	(137)	(21	)(a)	(922)	(25	)(a)
Change in net assets from HC Advisors Shares of beneficial interest	1,044	1,996	(a)	588	844	(a)	(477)	2,676	(a)
Change in net assets from shares of beneficial interest	478,059	(83,103)		308,900	69,339		(10,526)	(245,358)
Change in net assets	236,965	339,003		208,665	166,514		(9,060)	(249,869)
Net Assets:
Beginning of period	1,756,356	1,417,353		511,698	345,184		106,187	356,056
End of period	$1,993,321	$1,756,356		$720,363	$511,698		$97,127	$106,187
Accumulated net investment income/(distributions in excess of net investment income)	$3,192	$(616)		$5,892	$4,874		$29	$(213)
Share Transactions:
HC Strategic Shares
Issued	51,351	30,203		20,786	7,629		1,579	9,192
Reinvested	10,651	3,682		1,006	362		608	1,233
Redeemed	(9,745)	(40,582)		(4,157)	(4,597)		(3,158)	(34,952)
Change in HC Strategic Shares	52,257	(6,697)		17,635	3,394		(971)	(24,527)
HC Advisors Shares
Issued	133	235	(a)	40	44	(a)	44	265	(a)
Redeemed	(16)	(16	)(a)	(7)	(1	)(a)	(89)	(2	)(a)
Change in HC Advisors Shares	117	219	(a)	33	43	(a)	(45)	263	(a)
Total change in shares	52,374	(6,478)		17,668	3,437		(1,016)	(24,264)

(a)	For the Period July 6, 2010 (commencement of operations) to June 30, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The Fixed Income Opportunity Portfolio			The U.S. Government Fixed Income Securities Portfolio		The U.S. Corporate Fixed Income Securities Portfolio
	For the Year Ended June 30, 2012	For the Year Ended June 30, 2011		For the Year Ended June 30, 2012	For the Period December 6, 2010 through June 30, 2011(a)	For the Year Ended June 30, 2012	For the Period December 6, 2010 through June 30, 2011(a)
Operations:
Net investment income	$38,418	$34,897		$3,704	$2,141	$7,288	$4,140
Net realized gains/(losses) from investments and futures	6,433	26,918		9,349	(716)	5,700	(1,604)
Change in unrealized appreciation/(depreciation) on investments and futures	(10,935)	12,348		8,874	1,842	10,184	1,107
Change in net assets resulting from operations	33,916	74,163		21,927	3,267	23,172	3,643
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(38,042)	(34,534)		(3,741)	(2,053)	(7,307)	(3,976)
HC Advisors Shares	(62)	(59	)(b)	—	—	—	—
Net realized gains from investment and futures transactions:
HC Strategic Shares	—	—		(4,574)	—	(1,753)	—
Change in net assets resulting from distributions	(38,104)	(34,593)		(8,315)	(2,053)	(9,060)	(3,976)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	201,651	90,329		22,529	346,615	18,669	279,047
Proceeds from reinvestment of dividends	36,098	33,527		7,638	1,804	8,203	3,522
Cost of shares redeemed	(100,061)	(89,788)		(85,439)	(57,823)	(66,892)	(48,435)
Change in net assets from HC Strategic Shares of beneficial interest	137,688	34,068		(55,272)	290,596	(40,020)	234,134
HC Advisors Shares
Proceeds from shares issued	142	780	(b)	—	—	—	—
Cost of shares redeemed	(196)	(5	)(b)	—	—	—	—
Change in net assets from HC Advisors Shares of beneficial interest	(54)	775	(b)	—	—	—	—
Change in net assets from shares of beneficial interest	137,634	34,843		(55,272)	290,596	(40,020)	234,134
Change in net assets	133,446	74,413		(41,660)	291,810	(25,908)	233,801
Net Assets:
Beginning of period	453,260	378,847		291,810	—	233,801	—
End of period	$586,706	$453,260		$250,150	$291,810	$207,893	$233,801
Accumulated net investment income/(distributions in excess of net investment income)	$2,603	$2,169		$48	$89	$146	$165
Share Transactions:
HC Strategic Shares
Issued	28,758	12,577		2,179	34,804	1,797	28,000
Reinvested	5,130	4,649		734	182	790	354
Redeemed	(13,951)	(12,335)		(8,188)	(5,839)	(6,415)	(4,890)
Change in HC Strategic Shares	19,937	4,891		(5,275)	29,147	(3,828)	23,464
HC Advisors Shares
Issued	20	112	(b)	—	—	—	—
Redeemed	(27)	(1	)(b)	—	—	—	—
Change in HC Advisors Shares	(7)	111	(b)	—	—	—	—
Total change in shares	19,930	5,002		(5,275)	29,147	(3,828)	23,464

(a)	Period from commencement of operations.
(b)	For the Period July 6, 2010 (commencement of operations) to June 30, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)

	The U.S. Mortgage/ Asset Backed Fixed Income Securities Portfolio		The Short-Term Municipal Bond Portfolio		The Intermediate Term Municipal Bond Portfolio
	For the Year Ended June 30, 2012	For the Period December 6, 2010 through June 30, 2011(a)	For the Year Ended June 30, 2012	For the Year Ended June 30, 2011	For the Year Ended June 30, 2012	For the Year Ended June 30, 2011
Operations:
Net investment income	$6,281	$2,269	$569	$780	$15,318	$18,137
Net realized gains/(losses) from investments and futures	2,228	1,116	240	88	6,669	480
Change in unrealized appreciation/(depreciation) on investments and futures	4,283	2,893	(71)	(202)	16,181	1,839
Change in net assets resulting from operations	12,792	6,278	738	666	38,168	20,456
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(8,922)	(2,742)	(572)	(773)	(15,512)	(18,300)
HC Advisors Shares	—	—	—	—	(33)	(29	)(b)
Net realized gains from investment and futures transactions:
HC Strategic Shares	(905)	—	(64)	(42)	—	—
Change in net assets resulting from distributions	(9,827)	(2,742)	(636)	(815)	(15,545)	(18,329)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	24,238	329,809	2,569	2,172	38,957	58,810
Proceeds from reinvestment of dividends	8,375	2,361	626	783	14,835	17,427
Cost of shares redeemed	(75,881)	(57,546)	(10,097)	(8,094)	(127,226)	(164,880)
Change in net assets from HC Strategic Shares of beneficial interest	(43,268)	274,624	(6,902)	(5,139)	(73,434)	(88,643)
HC Advisors Shares
Proceeds from shares issued	—	—	—	—	296	1,249	(b)
Cost of shares redeemed	—	—	—	—	(504)	(53	)(b)
Change in net assets from HC Advisors Shares of beneficial interest	—	—	—	—	(208)	1,196	(b)
Change in net assets from shares of beneficial interest	(43,268)	274,624	(6,902)	(5,139)	(73,642)	(87,447)
Change in net assets	(40,303)	278,160	(6,800)	(5,288)	(51,019)	(85,320)
Net Assets:
Beginning of period	278,160	—	32,518	37,806	494,440	579,760
End of period	$237,857	$278,160	$25,718	$32,518	$443,421	$494,440
Accumulated net investment income/(distributions in excess of net investment income)	$148	$178	$(8)	$(5)	$450	$509
Share Transactions:
HC Strategic Shares
Issued	2,371	32,990	252	211	3,895	6,122
Reinvested	820	234	61	76	1,491	1,818
Redeemed	(7,397)	(5,756)	(983)	(788)	(12,759)	(17,230)
Change in HC Strategic Shares	(4,206)	27,468	(670)	(501)	(7,373)	(9,290)
HC Advisors Shares
Issued	—	—	—	—	30	131	(b)
Redeemed	—	—	—	—	(51)	(5	)(b)
Change in HC Advisors Shares	—	—	—	—	(21)	126	(b)
Total change in shares	(4,206)	27,468	(670)	(501)	(7,394)	(9,164)

(a)	Period from commencement of operations.
(b)	For the period July 6, 2010 (commencement of operations) to June 30, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Statements of Changes in Net Assets (concluded)
(Amounts in thousands)

	The Intermediate Term Municipal Bond II Portfolio
	For the Year Ended June 30, 2012	For the Period July 13, 2010 through June 30, 2011(a)
Operations:
Net investment income	$1,581	$1,103
Net realized gains/(losses) from investments	241	(2)
Change in unrealized appreciation/(depreciation) on investments	3,116	617
Change in net assets resulting from operations	4,938	1,718
Distributions to Shareholders from:
Net investment income:
HC Strategic Shares	(1,607)	(1,072)
HC Advisors Shares	(6)	(3	)(b)
Net realized gains from investment and futures transactions:
HC Strategic Shares	(46)	—
Change in net assets resulting from distributions	(1,659)	(1,075)
Shares of Beneficial Interest:
HC Strategic Shares
Proceeds from shares issued	11,412	76,892
Proceeds from reinvestment of dividends	1,608	1,040
Cost of shares redeemed	(16,203)	(6,277)
Change in net assets from HC Strategic Shares of beneficial interest	(3,183)	71,655
HC Advisors Shares
Proceeds from shares issued	78	326	(b)
Cost of shares redeemed	(117)	(27	)(b)
Change in net assets from HC Advisors Shares of beneficial interest	(39)	299	(b)
Change in net assets from shares of beneficial interest	(3,222)	71,954
Change in net assets	57	72,597
Net Assets:
Beginning of period	72,597	—
End of period	$72,654	$72,597
Accumulated net investment income/(distributions in excess of net investment income)	$(4)	$28
Share Transactions:
HC Strategic Shares
Issued	1,093	7,684
Reinvested	154	104
Redeemed	(1,552)	(630)
Change in HC Strategic Shares	(305)	7,158
HC Advisors Shares
Issued	7	33	(b)
Redeemed	(11)	(3	)(b)
Change in HC Advisors Shares	(4)	30	(b)
Total change in shares	(309)	7,188

(a)	Period from commencement of operations.
(b)	For the Period October 5, 2010 (commencement of operations) to June 30, 2011.

Amounts designated as “—” are $0 or have been rounded to $0.

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders
The Value Equity Portfolio HC Strategic Shares
Year Ended June 30, 2012	$12.50	$0.30	$(0.28)	$0.02	$(0.30)	$—	$—		$(0.30)
Year Ended June 30, 2011	9.98	0.22	2.52	2.74	(0.22)	—	—		(0.22)
Year Ended June 30, 2010	8.84	0.21	1.13	1.34	(0.20)	—	—		(0.20)
Year Ended June 30, 2009	13.22	0.29	(4.21)	(3.92)	(0.30)	(0.16)	—		(0.46)
Year Ended June 30, 2008	18.26	0.32	(3.32)	(3.00)	(0.33)	(1.71)	—		(2.04)
HC Advisors Shares
Year Ended June 30, 2012	$12.49	$0.31	$(0.28)	$0.03	$(0.30)	$—	$—		$(0.30)
Period Ended June 30, 2011(d)	9.93	0.21	2.57	2.78	(0.22)	—	—		(0.22)
The Institutional Value Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$12.96	$0.13	$(0.06)	$0.07	$(0.30)	$(0.18)	$—		$(0.48)
Year Ended June 30, 2011	10.26	0.23	2.67	2.90	(0.20)	—	—		(0.20)
Year Ended June 30, 2010	9.02	0.17	1.24	1.41	(0.17)	—	—		(0.17)
Period Ended June 30, 2009(f)	12.93	0.26	(3.93)	(3.67)	(0.24)	—	—		(0.24)
HC Advisors Shares
Year Ended June 30, 2012	$12.97	$0.14	$(0.08)	$0.06	$(0.30)	$(0.18)	$—		$(0.48)
Period Ended June 30, 2011(d)	10.21	0.21	2.75	2.96	(0.20)	—	—		(0.20)
The Growth Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$13.87	$0.15	$1.01	$1.16	$(0.15)	$—	$—		$(0.15)
Year Ended June 30, 2011	10.39	0.10	3.48	3.58	(0.10)	—	—		(0.10)
Year Ended June 30, 2010	9.42	0.10	0.97	1.07	(0.10)	—	—		(0.10)
Year Ended June 30, 2009	12.09	0.10	(2.67)	(2.57)	(0.10)	—	—		(0.10)
Year Ended June 30, 2008	12.85	0.12	(0.75)	(0.63)	(0.13)	—	—		(0.13)
HC Advisors Shares
Year Ended June 30, 2012	$13.85	$0.15	$1.01	$1.16	$(0.15)	$—	$—		$(0.15)
Period Ended June 30, 2011(d)	10.40	0.10	3.45	3.55	(0.10)	—	—		(0.10)
The Institutional Growth Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$14.10	$0.16	$0.97	$1.13	$(0.15)	$(0.06)	$—		$(0.21)
Year Ended June 30, 2011	10.58	0.12	3.50	3.62	(0.10)	—	—		(0.10)
Year Ended June 30, 2010	9.50	0.07	1.10	1.17	(0.09)	—	—		(0.09)
Period Ended June 30, 2009(g)	12.36	0.11	(2.88)	(2.77)	(0.09)	—	—		(0.09)
HC Advisors Shares
Year Ended June 30, 2012	$14.10	$0.16	$0.96	$1.12	$(0.15)	$(0.06)	$—		$(0.21)
Period Ended June 30, 2011(d)	10.59	0.11	3.50	3.61	(0.10)	—	—		(0.10)
The Small Capitalization Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$14.04	$0.07	$(0.36)	$(0.29)	$(0.07)	$—	$—		$(0.07)
Year Ended June 30, 2011	10.41	0.05	3.64	3.69	(0.06)	—	—		(0.06)
Year Ended June 30, 2010	8.94	0.04	1.47	1.51	(0.04)	—	—		(0.04)
Year Ended June 30, 2009	12.62	0.04	(3.67)	(3.63)	(0.04)	—	(0.01)		(0.05)
Year Ended June 30, 2008	15.83	0.09	(1.70)	(1.61)	(0.11)	(1.49)	—		(1.60)
HC Advisors Shares
Year Ended June 30, 2012	$14.03	$0.07	$(0.37)	$(0.30)	$(0.07)	$—	$—		$(0.07)
Period Ended June 30, 2011(d)	10.13	0.05	3.91	3.96	(0.06)	—	—		(0.06)
The Institutional Small Capitalization Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$13.90	$0.04	$(0.38)	$(0.34)	$(0.04)	$—	$—		$(0.04)
Year Ended June 30, 2011	10.32	0.05	3.59	3.64	(0.06)	—	—		(0.06)
Year Ended June 30, 2010	8.88	0.05	1.43	1.48	(0.04)	—	—		(0.04)
Period Ended June 30, 2009(h)	12.93	0.05	(4.05)	(4.00)	(0.05)	—	(0.00	)(i)	(0.05)
HC Advisors Shares
Year Ended June 30, 2012	$13.90	$0.04	$(0.38)	$(0.34)	$(0.04)	$—	$—		$(0.04)
Period Ended June 30, 2011(d)	10.05	0.05	3.86	3.91	(0.06)	—	—		(0.06)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	Portfolio Turnover does not include TBA security transactions.
(f)	For the period July 18, 2008 (commencement of operations) through June 30, 2009.
(g)	For the period August 8, 2008 (commencement of operations) through June 30, 2009.
(h)	For the period August 15, 2008 (commencement of operations) through June 30, 2009.
(i)	Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

				Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Value Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$12.22	0.23%	$608,294	0.29%	0.26%	0.26%	2.59%	108.58%
Year Ended June 30, 2011	12.50	27.56%	534,710	0.37%	0.31%	0.31%	1.90%	72.04%
Year Ended June 30, 2010	9.98	14.94%	411,468	0.38%	0.33%	0.34%	1.88%	77.68%
Year Ended June 30, 2009	8.84	(29.60)%	477,437	0.41%	0.35%	0.40%	2.69%	139.39%
Year Ended June 30, 2008	13.22	(17.95)%	1,090,524	0.45%	0.43%	0.45%	2.08%	76.84%
HC Advisors Shares
Year Ended June 30, 2012	$12.22	0.32%	$811	0.29%	0.26%	0.26%	2.58%	108.58%
Period Ended June 30, 2011(d)	12.49	28.10%	763	0.62%	0.31%	0.31%	1.98%	72.04%
The Institutional Value Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$12.55	0.78%	$958,796	0.29%	0.26%	0.26%	2.58%	128.77%
Year Ended June 30, 2011	12.96	28.41%	820,117	0.40%	0.35%	0.35%	1.79%	97.05	%(e)
Year Ended June 30, 2010	10.26	15.54%	688,971	0.42%	0.37%	0.38%	1.60%	107.30%
Period Ended June 30, 2009(f)	9.02	(28.85)%	377,956	0.41%	0.38%	0.41%	2.96%	129.30%
HC Advisors Shares
Year Ended June 30, 2012	$12.55	0.70%	$1,658	0.29%	0.26%	0.26%	2.58%	128.77%
Period Ended June 30, 2011(d)	12.97	29.14%	1,292	0.65%	0.35%	0.35%	1.83%	97.05	%(e)
The Growth Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$14.88	8.49%	$731,586	0.31%	0.31%	0.31%	1.11%	64.59%
Year Ended June 30, 2011	13.87	34.56%	735,267	0.37%	0.36%	0.37%	0.82%	49.14%
Year Ended June 30, 2010	10.39	11.26%	589,930	0.37%	0.37%	0.37%	0.89%	51.80%
Year Ended June 30, 2009	9.42	(21.17)%	783,162	0.39%	0.38%	0.39%	1.00%	72.93%
Year Ended June 30, 2008	12.09	(4.99)%	1,793,843	0.32%	0.31%	0.32%	0.94%	42.13%
HC Advisors Shares
Year Ended June 30, 2012	$14.86	8.50%	$928	0.31%	0.31%	0.31%	1.10%	64.59%
Period Ended June 30, 2011(d)	13.85	34.24%	955	0.62%	0.36%	0.37%	0.83%	49.14%
The Institutional Growth Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$15.02	8.20%	$1,090,547	0.32%	0.32%	0.32%	1.18%	83.80%
Year Ended June 30, 2011	14.10	34.29%	1,072,089	0.39%	0.38%	0.37%	0.92%	85.12	%(e)
Year Ended June 30, 2010	10.58	12.23%	858,425	0.40%	0.40%	0.40%	0.68%	85.24%
Period Ended June 30, 2009(g)	9.50	(21.82)%	541,074	0.40%	0.39%	0.39%	1.36%	66.73%
HC Advisors Shares
Year Ended June 30, 2012	$15.01	8.13%	$1,828	0.32%	0.32%	0.32%	1.19%	83.80%
Period Ended June 30, 2011(d)	14.10	34.16%	1,555	0.64%	0.38%	0.37%	0.92%	85.12	%(e)
The Small Capitalization Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$13.68	(2.06)%	$125,014	0.63%	0.63%	0.63%	0.52%	57.28%
Year Ended June 30, 2011	14.04	35.48%	134,582	0.70%	0.70%	0.70%	0.37%	51.76%
Year Ended June 30, 2010	10.41	16.83%	113,749	0.74%	0.73%	0.74%	0.37%	101.53%
Year Ended June 30, 2009	8.94	(28.72)%	303,317	0.75%	0.74%	0.75%	0.45%	99.01%
Year Ended June 30, 2008	12.62	(10.87)%	663,733	0.62%	0.61%	0.62%	0.63%	111.13%
HC Advisors Shares
Year Ended June 30, 2012	$13.66	(2.13)%	$162	0.63%	0.63%	0.63%	0.52%	57.28%
Period Ended June 30, 2011(d)	14.03	39.12%	157	0.95%	0.70%	0.70%	0.37%	51.76%
The Institutional Small Capitalization Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$13.52	(2.45)%	$196,911	0.78%	0.76%	0.76%	0.29%	81.04%
Year Ended June 30, 2011	13.90	35.33%	188,534	0.71%	0.71%	0.71%	0.42%	100.93%
Year Ended June 30, 2010	10.32	16.65%	161,671	0.72%	0.71%	0.72%	0.41%	156.96%
Period Ended June 30, 2009(h)	8.88	(31.85)%	200,992	0.75%	0.73%	0.74%	0.65%	71.46%
HC Advisors Shares
Year Ended June 30, 2012	$13.52	(2.45)%	$276	0.78%	0.76%	0.76%	0.29%	81.04%
Period Ended June 30, 2011(d)	13.90	38.97%	228	0.96%	0.71%	0.71%	0.44%	100.93%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized/ Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Tax Return of Capital		Total Distributions to Shareholders
The Real Estate Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$17.60	$0.13	(k)	$0.63 (k)	$0.76	$(0.20)	$(7.00)	$—		$(7.20)
Year Ended June 30, 2011	13.53	0.20		4.71	4.91	(0.33)	(0.51)	—		(0.84)
Year Ended June 30, 2010	10.08	0.21		3.53	3.74	(0.27)	(0.02)	—		(0.29)
Period Ended June 30, 2009(d)	10.00	0.02		0.07	0.09	(0.01)	—	—		(0.01)
HC Advisors Shares
Year Ended June 30, 2012	$17.60	$0.17	(k)	$0.59 (k)	$0.76	$(0.20)	$(7.00)	$—		$(7.20)
Period Ended June 30, 2011(e)	13.08	0.19		5.17	5.36	(0.33)	(0.51)	—		(0.84)
The Commodity Returns Strategy Portfolio
HC Strategic Shares
Year Ended June 30, 2012(f)	$12.62	$0.07		$(2.46)	$(2.39)	$(0.06)	$(0.16)	$—		$(0.22)
Year Ended June 30, 2011(f)	9.57	0.04		3.19	3.23	(0.04)	(0.14)	—		(0.18)
Period Ended June 30, 2010(g)	10.00	—	(j)	(0.43)	(0.43)	—	—	—		—
HC Advisors Shares
Year Ended June 30, 2012(f)	$12.62	$0.08		$(2.47)	$(2.39)	$(0.06)	$(0.16)	$—		$(0.22)
Period Ended June 30, 2011(e)(f)	9.71	0.05		3.04	3.09	(0.04)	(0.14)	—		(0.18)
The International Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$10.98	$0.24		$(1.25)	$(1.01)	$(0.23)	$—	$—		$(0.23)
Year Ended June 30, 2011	8.51	0.25		2.49	2.74	(0.27)	—	—		(0.27)
Year Ended June 30, 2010	7.92	0.17		0.58	0.75	(0.16)	—	—		(0.16)
Year Ended June 30, 2009	12.41	0.17		(4.17)	(4.00)	(0.13)	(0.35)	(0.01)		(0.49)
Year Ended June 30, 2008	15.35	0.26		(1.36)	(1.10)	(0.28)	(1.56)	—		(1.84)
HC Advisors Shares
Year Ended June 30, 2012	$10.99	$0.24		$(1.25)	$(1.01)	$(0.23)	$—	$—		$(0.23)
Period Ended June 30, 2011(e)	8.74	0.23		2.29	2.52	(0.27)	—	—		(0.27)
The Institutional International Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$10.97	$0.22		$(1.29)	$(1.07)	$(0.21)	$(0.31)	$—		$(0.52)
Year Ended June 30, 2011	8.51	0.25		2.49	2.74	(0.28)	—	—		(0.28)
Period Ended June 30, 2010(h)	9.64	0.14		(1.14)	(1.00)	(0.13)	—	—		(0.13)
HC Advisors Shares
Year Ended June 30, 2012	$10.96	$0.23		$(1.30)	$(1.07)	$(0.21)	$(0.31)	$—		$(0.52)
Period Ended June 30, 2011(e)	8.73	0.24		2.27	2.51	(0.28)	—	—		(0.28)
The Emerging Markets Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$22.42	$0.18		$(4.20)	$(4.02)	$(0.17)	$(0.44)	$—		$(0.61)
Year Ended June 30, 2011	17.81	0.25		4.72	4.97	(0.15)	(0.21)	—		(0.36)
Period Ended June 30, 2010(i)	18.84	0.12		(1.15)	(1.03)	— (j)	—	—	(j)	—
HC Advisors Shares
Year Ended June 30, 2012	$22.42	$0.19		$(4.21)	$(4.02)	$(0.17)	$(0.44)	$—		$(0.61)
Period Ended June 30, 2011(e)	18.17	0.25		4.36	4.61	(0.15)	(0.21)	—		(0.36)
The Core Fixed Income Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$10.14	$0.24		$0.53	$0.77	$(0.25)	$(0.39)	$—		$(0.64)
Year Ended June 30, 2011	10.25	0.19		0.15	0.34	(0.25)	(0.20)	—		(0.45)
Year Ended June 30, 2010	9.57	0.32		0.70	1.02	(0.34)	—	—		(0.34)
Year Ended June 30, 2009	9.78	0.46		(0.17)	0.29	(0.50)	—	—		(0.50)
Year Ended June 30, 2008	9.69	0.51		0.09	0.60	(0.51)	—	—		(0.51)
HC Advisors Shares
Year Ended June 30, 2012	$10.13	$0.24		$0.53	$0.77	$(0.25)	$(0.39)	$—		$(0.64)
Period Ended June 30, 2011(e)	10.27	0.24		0.07	0.31	(0.25)	(0.20)	—		(0.45)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period May 21, 2009 (commencement of operations) through June 30, 2009.
(e)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(f)	Statement has been consolidated. Please see Note 2K in notes to financial statements for basis of consolidation.
(g)	For the period June 8, 2010 (commencement of operations) through June 30, 2010.
(h)	For the period November 20, 2009 (commencement of operations) through June 30, 2010.
(i)	For the period December 10, 2009 (commencement of operations) through June 30, 2010.
(j)	Amount rounds to less than $0.005 per share.
(k)	Per share amounts are based on average shares outstanding.
(l)	Portfolio Turnover does not include TBA security transactions.

See accompanying notes to financial statements.

				Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Real Estate Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$11.16	12.29%	$77,739	0.82%	0.82%	0.82%	1.00%	70.31%
Year Ended June 30, 2011	17.60	37.15%	147,326	0.80%	0.80%	0.80%	2.15%	79.82%
Year Ended June 30, 2010	13.53	37.08%	207,039	0.82%	0.82%	0.82%	1.91%	45.39%
Period Ended June 30, 2009(d)	10.08	0.91%	37,123	1.05%	1.05%	1.05%	1.57%	4.41%
HC Advisors Shares
Year Ended June 30, 2012	$11.16	12.29%	$127	0.82%	0.82%	0.82%	1.30%	70.31%
Period Ended June 30, 2011(e)	17.60	41.98%	246	1.05%	0.80%	0.80%	2.08%	79.82%
The Commodity Returns Strategy Portfolio
HC Strategic Shares
Year Ended June 30, 2012(f)	$10.01	(18.95)%	$686,912	0.73%	0.73%	0.73%	0.83%	83.66%
Year Ended June 30, 2011(f)	12.62	33.86%	500,846	1.03%	1.03%	1.03%	0.40%	79.60%
Period Ended June 30, 2010(g)	9.57	(4.30)%	120,841	1.06%	1.06%	1.06%	(0.40)%	3.26%
HC Advisors Shares
Year Ended June 30, 2012(f)	$10.01	(18.95)%	$902	0.73%	0.73%	0.73%	0.84%	83.66%
Period Ended June 30, 2011(e)(f)	12.62	31.93%	609	1.28%	1.03%	1.03%	0.44%	79.60%
The International Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$9.74	(9.13)%	$1,190,531	0.54%	0.54%	0.54%	2.58%	68.87%
Year Ended June 30, 2011	10.98	32.30%	1,204,581	0.57%	0.57%	0.57%	2.42%	49.11%
Year Ended June 30, 2010	8.51	9.39%	926,187	0.60%	0.60%	0.60%	1.51%	74.59%
Year Ended June 30, 2009	7.92	(31.95)%	1,678,621	0.62%	0.61%	0.62%	2.41%	70.27%
Year Ended June 30, 2008	12.41	(8.11)%	1,811,359	0.81%	0.81%	0.81%	1.80%	57.27%
HC Advisors Shares
Year Ended June 30, 2012	$9.75	(9.12)%	$1,581	0.54%	0.54%	0.54%	2.62%	68.87%
Period Ended June 30, 2011(e)	10.99	28.93%	1,466	0.82%	0.57%	0.57%	3.05%	49.11%
The Institutional International Equity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$9.38	(9.40)%	$1,990,173	0.55%	0.55%	0.55%	2.59%	68.64%
Year Ended June 30, 2011	10.97	32.24%	1,753,957	0.58%	0.58%	0.58%	2.30%	54.67%
Period Ended June 30, 2010(h)	8.51	(10.46)%	1,417,353	0.60%	0.59%	0.60%	2.48%	24.84%
HC Advisors Shares
Year Ended June 30, 2012	$9.37	(9.41)%	$3,148	0.55%	0.55%	0.55%	2.68%	68.64%
Period Ended June 30, 2011(e)	10.96	28.79%	2,399	0.83%	0.58%	0.58%	2.53%	54.67%
The Emerging Markets Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$17.79	(17.81)%	$719,013	0.98%	0.98%	0.98%	1.68%	52.27%
Year Ended June 30, 2011	22.42	28.05%	510,732	1.00%	1.00%	1.00%	1.21%	61.56%
Period Ended June 30, 2010(i)	17.81	(5.45)%	345,184	1.04%	1.04%	1.04%	1.32%	44.29%
HC Advisors Shares
Year Ended June 30, 2012	$17.79	(17.81)%	$1,350	0.98%	0.98%	0.98%	1.68%	52.27%
Period Ended June 30, 2011(e)	22.42	25.44%	966	1.25%	1.00%	1.00%	1.28%	61.56%
The Core Fixed Income Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$10.27	7.75%	$94,895	0.30%	0.30%	0.30%	2.34%	64.20	%(l)
Year Ended June 30, 2011	10.14	3.36%	103,528	0.33%	0.33%	0.33%	2.30%	684.04	%(l)
Year Ended June 30, 2010	10.25	10.78%	356,056	0.34%	0.34%	0.34%	3.23%	511.41	%(l)
Year Ended June 30, 2009	9.57	3.19%	299,234	0.38%	0.38%	0.38%	4.88%	221.65	%(l)
Year Ended June 30, 2008	9.78	6.20%	310,476	0.34%	0.34%	0.34%	5.09%	201.23	%(l)
HC Advisors Shares
Year Ended June 30, 2012	$10.26	7.76%	$2,232	0.30%	0.30%	0.30%	2.36%	64.20	%(l)
Period Ended June 30, 2011(e)	10.13	3.05%	2,659	0.58%	0.33%	0.33%	2.26%	684.04	%(l)

See accompanying notes to financial statements.

HC CAPITAL TRUST
Financial Highlights (concluded)
Selected data for a share outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Distributions to Shareholders:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized/Unrealized Gains (Losses) on Investments	Total from Operations	Net Investment Income	Net Realized Gains from Investments	Total Distributions to Shareholders
The Fixed Income Opportunity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$7.39	$0.52	$(0.16)	$0.36	$(0.53)	$—	$(0.53)
Year Ended June 30, 2011	6.73	0.57	0.66	1.23	(0.57)	—	(0.57)
Year Ended June 30, 2010	6.19	0.58	0.52	1.10	(0.56)	—	(0.56)
Year Ended June 30, 2009	6.92	0.49	(0.73)	(0.24)	(0.49)	—	(0.49)
Year Ended June 30, 2008	7.58	0.52	(0.57)	(0.05)	(0.61)	—	(0.61)
HC Advisors Shares
Year Ended June 30, 2012	$7.39	$0.53	$(0.17)	$0.36	$(0.53)	$—	$(0.53)
Period Ended June 30, 2011(d)	6.74	0.53	0.69	1.22	(0.57)	—	(0.57)
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$10.01	$0.15	$0.66	$0.81	$(0.15)	$(0.19)	$(0.34)
Period Ended June 30, 2011(e)	10.00	0.07	0.01	0.08	(0.07)	—	(0.07)
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$9.96	$0.26	$0.81	$1.07	$(0.35)	$(0.09)	$(0.44)
Period Ended June 30, 2011(e)	10.00	0.18	(0.04)	0.14	(0.18)	—	(0.18)
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$10.13	$0.25	$0.24	$0.49	$(0.36)	$(0.04)	$(0.40)
Period Ended June 30, 2011(e)	10.00	0.10	0.13	0.23	(0.10)	—	(0.10)
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$10.24	$0.20	$0.04	$0.24	$(0.20)	$(0.02)	$(0.22)
Year Ended June 30, 2011	10.28	0.22	(0.03)	0.19	(0.22)	(0.01)	(0.23)
Year Ended June 30, 2010	10.23	0.27	0.07	0.34	(0.26)	(0.03)	(0.29)
Year Ended June 30, 2009	10.04	0.31	0.20	0.51	(0.31)	(0.01)	(0.32)
Year Ended June 30, 2008	9.93	0.33	0.12	0.45	(0.34)	—	(0.34)
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$9.64	$0.33	$0.46	$0.79	$(0.33)	$—	$(0.33)
Year Ended June 30, 2011	9.59	0.34	0.05	0.39	(0.34)	—	(0.34)
Year Ended June 30, 2010	9.17	0.36	0.42	0.78	(0.36)	—	(0.36)
Year Ended June 30, 2009	9.58	0.40	(0.41)	(0.01)	(0.40)	—	(0.40)
Year Ended June 30, 2008	9.77	0.41	(0.19)	0.22	(0.41)	—	(0.41)
HC Advisors Shares
Year Ended June 30, 2012	$9.64	$0.33	$0.46	$0.79	$(0.33)	$—	$(0.33)
Period Ended June 30, 2011(d)	9.61	0.32	0.05	0.37	(0.34)	—	(0.34)
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$10.10	$0.23	$0.47	$0.70	$(0.23)	$(0.01)	$(0.24)
Period Ended June 30, 2011(g)	10.00	0.17	0.10	0.27	(0.17)	—	(0.17)
HC Advisors Shares
Year Ended June 30, 2012	$10.10	$0.23	$0.47	$0.70	$(0.23)	$(0.01)	$(0.24)
Period Ended June 30, 2011(h)	10.11	0.14	(0.01)	0.13	(0.14)	—	(0.14)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Portfolio Turnover is calculated on the basis of the Portfolio, as a whole, without distinguishing between the classes of shares issued.
(d)	For the period July 6, 2010 (commencement of operations) through June 30, 2011.
(e)	For the period December 6, 2010 (commencement of operations) through June 30, 2011.
(f)	Portfolio Turnover does not include TBA security transactions.
(g)	For the period July 13, 2010 (commencement of operations) through June 30, 2011.
(h)	For the period October 6, 2010 (commencement of operations) through June 30, 2011.

See accompanying notes to financial statements.

				Ratios/Supplementary Data:
	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (in thousands)	Ratio of Expenses to Average Net Assets, Prior to Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Expenses Paid Indirectly and Waivers(b)	Ratio of Expenses to Average Net Assets, Net of Waivers(b)	Ratio of Net Investment Income (Loss) to Average Net Assets(b)	Portfolio Turnover Rate(a)(c)
The Fixed Income opportunity Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$7.22	5.27%	$585,953	0.53%	0.53%	0.53%	7.30%	104.25%
Year Ended June 30, 2011	7.39	18.78%	452,436	0.54%	0.54%	0.54%	7.84%	157.18%
Year Ended June 30, 2010	6.73	18.19%	378,847	0.56%	0.56%	0.56%	8.57%	126.93%
Year Ended June 30, 2009	6.19	(2.79)%	283,894	0.60%	0.60%	0.60%	8.72%	100.90%
Year Ended June 30, 2008	6.92	(0.64)%	157,623	0.57%	0.57%	0.57%	7.23%	113.40%
HC Advisors Shares
Year Ended June 30, 2012	$7.22	5.27%	$753	0.53%	0.53%	0.53%	7.33%	104.25%
Period Ended June 30, 2011(d)	7.39	18.61%	824	0.79%	0.54%	0.54%	7.80%	157.18%
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$10.48	8.10%	$250,150	0.25%	0.25%	0.25%	1.40%	89.01%
Period Ended June 30, 2011(e)	10.01	0.85%	291,810	0.26%	0.26%	0.26%	1.43%	73.52%
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$10.59	10.87%	$207,893	0.35%	0.35%	0.35%	3.33%	56.04%
Period Ended June 30, 2011(e)	9.96	1.44%	233,801	0.36%	0.36%	0.36%	3.48%	127.65%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$10.22	4.95%	$237,857	0.30%	0.30%	0.30%	2.49%	28.67%
Period Ended June 30, 2011(e)	10.13	2.33%	278,160	0.31%	0.31%	0.31%	1.60%	10.64%
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$10.26	2.33%	$25,718	0.27%	0.27%	0.27%	1.88%	22.24%
Year Ended June 30, 2011	10.24	1.92%	32,518	0.28%	0.28%	0.28%	2.17%	19.68%
Year Ended June 30, 2010	10.28	3.39%	37,806	0.29%	0.29%	0.29%	2.59%	25.70%
Year Ended June 30, 2009	10.23	5.16%	29,490	0.31%	0.30%	0.30%	3.05%	18.99%
Year Ended June 30, 2008	10.04	4.53%	32,801	0.31%	0.31%	0.31%	3.26%	37.07%
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$10.10	8.29%	$442,365	0.31%	0.31%	0.31%	3.24%	16.99%
Year Ended June 30, 2011	9.64	4.13%	493,229	0.33%	0.33%	0.33%	3.48%	21.78%
Year Ended June 30, 2010	9.59	8.57%	579,760	0.34%	0.34%	0.34%	3.78%	36.62%
Year Ended June 30, 2009	9.17	(0.07)%	489,168	0.35%	0.35%	0.35%	4.26%	23.80%
Year Ended June 30, 2008	9.58	2.29%	583,889	0.33%	0.33%	0.33%	4.26%	17.20%
HC Advisors Shares
Year Ended June 30, 2012	$10.10	8.29%	$1,056	0.31%	0.31%	0.31%	3.24%	16.99%
Period Ended June 30, 2011(d)	9.64	3.92%	1,211	0.58%	0.33%	0.33%	3.50%	21.78%
The Intermediate Term Municipal Bond II Portfolio
HC Strategic Shares
Year Ended June 30, 2012	$10.56	6.97%	$72,377	0.25%	0.25%	0.25%	2.17%	12.31%
Period Ended June 30, 2011(g)	10.10	2.72%	72,294	0.32%	0.32%	0.32%	1.86%	2.81%
HC Advisors Shares
Year Ended June 30, 2012	$10.56	6.97%	$277	0.25%	0.25%	0.25%	2.24%	12.31%
Period Ended June 30, 2011(h)	10.10	1.54%	303	0.57%	0.32%	0.32%	1.99%	2.81%

See accompanying notes to financial statements.

HC CAPITAL TRUST
Notes to Financial Statements — June 30, 2012

1.  DESCRIPTION.  HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of June 30, 2012, the Trust offered nineteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The Commodity Returns Strategy Portfolio (formerly known as The Commodity Related Securities Portfolio) (“Commodity Portfolio”), The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio (“Core Fixed Income Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The U.S. Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”), The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”), and The Intermediate Term Municipal Bond II Portfolio (“Intermediate Municipal II Portfolio) (each a “Portfolio” and collectively the “Portfolios”).

On July 29, 2011, The Commodity Related Securities Portfolio changed its name to The Commodity Returns Strategy Portfolio.

Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in two classes of shares: HC Advisors Shares and HC Strategic Shares. As of June 30, 2012, the HC Advisors Shares for U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio and Short-Term Municipal Portfolio had not yet commenced operations. Each class of shares for each of the Portfolios has identical rights and privileges except with respect to voting rights on matters affecting a single class of shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.

All the Portfolios in the Trust, except the Real Estate Portfolio and Commodity Portfolio, are diversified portfolios under the 1940 Act. The Real Estate Portfolio and Commodity Portfolio are non-diversified portfolios, which means that they may concentrate their investments in the securities of a limited number of issuers.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.  SIGNIFICANT ACCOUNTING POLICIES.  The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.  Portfolio Valuation.  The net asset value (“NAV”) per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

B.  Securities Valuation.  Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Equity Securities (Common and Preferred Stock and Exchange Traded Funds): Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. If there have been no sales on such exchange, or on NASDAQ, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.

Securities listed on a foreign exchange are valued at the closing price on the exchange provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.

Mutual Funds:  Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.

Fixed Income Securities (Corporate, Municipal, and Foreign Bonds and U.S. Government and Agency Securities):  Fixed income securities are valued using various inputs including benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

Asset Backed and Mortgage Backed Securities:  In addition to the inputs discussed above for “Fixed Income Securities”, asset backed and mortgage backed securities are valued using new issue data, monthly payment information and collateral performance and are typically categorized as Level 2 in the fair value hierarchy.

Short-Term Obligations:  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board and are typically categorized as Level 2 in the fair value hierarchy.

Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts):  Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Interest rate swaptions are valued using future interest rate volatility, yield curve, and strike price and are typically categorized as Level 2 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the following Portfolios’ securities as of June 30, 2012 (amounts in thousands):

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$604,446	$—	$—	$604,446
Time Deposit	—	8,923	—	8,923
Mutual Fund	913	—	—	913
Total Investments	$605,359	$8,923	$—	$614,282
Institutional Value Portfolio
Common Stocks[1]	$946,797	$—	$—	$946,797
Time Deposit	—	18,134	—	18,134
Mutual Fund	1,771	—	—	1,771
Total Investments	$948,568	$18,134	$—	$966,702
Growth Portfolio
Common Stocks[1]	$724,986	$—	$—	$724,986
Time Deposit	—	6,325	—	6,325
Mutual Fund	584	—	—	584
Total Investments	$725,570	$6,325	$—	$731,895
Institutional Growth Portfolio
Common Stocks[1]	$915,868	$—	$—	$915,868
Corporate Bonds[1]	—	6,655	—	6,655
Asset Backed Securities	—	2,376	—	2,376
Collateralized Mortgage Obligations	—	30,550	—	30,550
Certificates of Deposit	—	4,337	—	4,337
Global Bonds[3]	—	4,737	—	4,737

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Institutional Growth Portfolio
Municipal Bonds[4]	$—	$1,964	$—	$1,964
U.S. Government Agency Mortgages	—	1,580	—	1,580
U.S. Treasury Obligations	—	24,255	—	24,255
Yankee Dollars[1]	—	8,213	—	8,213
Time Deposit	—	4,919	—	4,919
Mutual Funds	7,016	—	—	7,016
Put Options Purchased	3	92	—	95
Repurchase Agreements	—	74,300	—	74,300
Total Investments	$922,887	$163,978	$—	$1,086,865
Other Financial Instruments[2]
Futures	$8,068	$—	$—	$8,068
Currency Contracts	—	(705)	—	(705)
Written Options	—	(106)	—	(106)
Interest Rate Swaps	—	1,728	—	1,728
Small Cap Portfolio
Common Stocks[1]	$123,908	$—	$—	$123,908
Contingent Rights[5]	—	—	—	—
Warrant[5]	—	—	—	—
U.S. Treasury Obligations	—	49	—	49
Time Deposit	—	722	—	722
Mutual Fund	554	—	—	554
Total Investments	$124,462	$771	$—	$125,233
Other Financial Instruments[2]
Futures	$18	$—	$—	$18
Institutional Small Cap Portfolio
Common Stocks[1]	$192,125	$—	$—	$192,125
Contingent Rights[6]	—	—	—	—
Time Deposit	—	3,067	—	3,067
Mutual Funds	2,208	—	—	2,208
Total Investments	$194,333	$3,067	$—	$197,400
Real Estate Portfolio
Common Stocks[1,5,6]	$78,066	$830	$—	$78,896
Time Deposit	—	741	—	741
Total Investments	$78,066	$1,571	$—	$79,637

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Commodity Portfolio
Common Stocks[1,5,6]	$300,527	$179,891	$—	$480,418
Preferred Stocks[1,5,6]	5,385	457	—	5,842
Rights[5]	229	—	—	229
Warrant[5]	12	—	—	12
Corporate Bonds[1]	—	3,680	—	3,680
Asset Backed Securities	—	2,837	—	2,837
Collateralized Mortgage Obligations	—	6,349	—	6,349
Global Bond[3]	—	2,749	—	2,749
U.S. Government Agency Securities	—	34,714	—	34,714
U.S. Treasury Obligations	—	10,345	—	10,345
Yankee Dollars[3]	—	7,502	—	7,502
Time Deposit	—	12,466	—	12,466
Mutual Fund	463	—	—	463
Call Options Purchased	242	—	—	242
Put Options Purchased	58	52	—	110
Repurchase Agreements	—	106,800	—	106,800
Total Investments	$306,916	$367,842	$—	$674,758
Other Financial Instruments[2]
Futures	$(1,707)	$—	$—	$(1,707)
Currency Contracts	—	(144)	—	(144)
Written Options	—	(318)	—	(318)
Variance Swaps		24		24
Commodity Swaps	—	2,445	—	2,445
International Portfolio
Common Stocks[1,5,6]	$55,717	$1,102,398	$—	$1,158,115
Preferred Stocks[1]	—	4,321	—	4,321
Right[5]	7	—	—	7
Time Deposit	—	24,973	—	24,973
Mutual Fund	356	—	—	356
Total Investments	$56,080	$1,131,692	$—	$1,187,772
Other Financial Instruments[2]
Currency Contracts	$—	$342	$—	$342

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Institutional International Portfolio
Common Stocks[1,5,6]	$84,948	$1,854,625	$—	$1,939,573
Preferred Stocks[1]	—	6,451	—	6,451
Right[5]	9	—	—	9
Time Deposit	—	30,758	—	30,758
Mutual Funds	2,533	—	—	2,533
Total Investments	$87,490	$1,891,834	$—	$1,979,324
Other Financial Instruments[2]
Currency Contracts	$—	$510	$—	$510
Emerging Markets Portfolio
Common Stocks[1,5,6]	$176,036	$461,043	$—	$637,079
Preferred Stocks[1,5,6]	14,202	5,731	—	19,933
Time Deposit	—	15,229	—	15,229
Mutual Funds	35,305	—	—	35,305
Total Investments	$225,543	$482,003	$—	$707,546
Other Financial Instruments[2]
Futures	$210	$—	$—	$210
Currency Contracts	—	308	—	308
Core Fixed Income Portfolio
Asset Backed Security	$—	$284	$—	$284
Collateralized Mortgage Obligations	—	2,416	—	2,416
U.S. Government Agency Mortgages	—	39,606	—	39,606
U.S. Government Agency Securities	—	3,248	—	3,248
Corporate Bonds[1]	—	25,073	—	25,073
U.S. Treasury Obligations	—	28,186	—	28,186
Yankee Dollars[1]	—	6,381	—	6,381
Preferred Stocks[1,5]	1,647	—	—	1,647
Time Deposit	—	3	—	3
Mutual Funds	1,094	—	—	1,094
Total Investments	$2,741	$105,197	$—	$107,938
TBA Sale Commitments	$—	$(2,596)	$—	$(2,596)
Other Financial Instruments[2]
Futures	$—	$—	$—	$—
Fixed Opportunity Portfolio
Corporate Bonds[1]	$—	$475,267	$—	$475,267
Yankee Dollars[1]	—	72,918	—	72,918
Common/Preferred Stocks and Rights[1]	4,040	—	—	4,040
Time Deposit	—	28,545	—	28,545
Total Investments	$4,040	$576,730	$—	$580,770

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
U.S. Government Fixed Income Portfolio
U.S. Treasury Obligations	$—	$216,385	$—	$216,385
U.S. Government Agency Securities	—	31,588	—	31,588
Corporate Bond[1]	—	297	—	297
Time Deposit	—	146	—	146
Total Investments	$—	$248,416	$—	$248,416
U.S. Corporate Fixed Income Portfolio
Corporate Bonds[1]	$—	$152,772	$—	$152,772
Yankee Dollars[1]	—	41,736	—	41,736
Preferred Stocks[1]	9,754	—	—	9,754
Mutual Fund	3,675	—	—	3,675
Total Investments	$13,429	$194,508	$—	$207,937
U.S. Mortgage/Asset Backed Fixed Income Portfolio
U.S. Government Agency Mortgages	$—	$254,962	$—	$254,962
U.S. Treasury Obligation	—	3,000	—	3,000
Asset Backed Security	—	2,184	—	2,184
Collateralized Mortgage Obligations	—	15,322	—	15,322
Mutual Fund	928	—	—	928
Total Investments	$928	$275,468	$—	$276,396
TBA Sale Commitments	$—	$(33,785)	$—	$(33,785)
Other Financial Instruments[2]
Futures	$—	$—	$—	$—
Short-Term Municipal Portfolio
Municipal Bonds[4]	$—	$24,629	$—	$24,629
Mutual Fund	777	—	—	777
Total Investments	$777	$24,629	$—	$25,406
Intermediate Municipal Portfolio
Municipal Bonds[4]	$—	$438,175	$—	$438,175
Corporate Bond[1]	—	—	—	—
Time Deposit	—	310	—	310
Total Investments	$—	$438,485	$—	$438,485

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

Portfolio	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Intermediate Municipal II Portfolio
Municipal Bonds[4]	$—	$71,064	$—	$71,064
Mutual Fund	639	—	—	639
Total Investments	$639	$71,064	$—	$71,703

[1]	Please see the Portfolio of Investments for industry classification.
[2]	Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options and swap agreements, which are valued at fair value.
[3]	Please see the Portfolio of Investments for country classification.
[4]	Please see the Portfolio of Investments for state classification.
[5]	Please see the Portfolio of Investments for securities noted as Level 1.
[6]	Please see the Portfolio of Investments for securities noted as Level 2.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value (amounts in thousands).

Commodity Portfolio
Investments in Common Stocks (000)
Balance as of June 30, 2011	$—
Gross Purchases	—
Gross (Sales)	—
Net Realized Gain / (Loss)	—
Change in Unrealized Appreciation / (Depreciation)	—
Transfers Into / (Out of) Level 3*	—
Balance as of June 30, 2012	$—

*	Sino-Forest Corp. was valued at its current market value and, in accordance with the Trust’s pricing procedures through August 25, 2011 was classified in the fair value hierarchy within Level 1. On August 26, 2011 through June 30, 2012, trading in the security was halted on the Toronto Stock Exchange. During the trading halt, the security was valued at its fair value as determined in accordance with the Trust’s pricing procedures. Pursuant to the Valuation Procedures, fair value is the price that would reasonably be expected to be received for the position upon current sale. Sino-Forest Corp. was fair valued at $0 on June 30, 2012. Factors considered in making this determination included significant unobservable inputs, including information obtained from the relevant Specialist Manager (including information received from market participants such as market makers, news reports and the issuer) and information supplied by pricing vendors. Accordingly, at June 30, 2012, the security was classified in the fair value hierarchy within Level 3.

The change in unrealized appreciation/(depreciation) of Level 3 securities held at June 30, 2012 for financial reporting purposes is $(1,391). This amount is included in the Net Change in Unrealized Appreciation/(Depreciation) from Investments on the Statement of Operations.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Level 1 and 2 as of June 30, 2012.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

C.  Securities Transactions and Investment Income.  For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments is accrued daily, as earned. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from paydown transactions on mortgage backed and asset backed securities are classified as investment income or loss for financial reporting purposes.

For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

D.  Allocations.  Expenses directly attributable to a Portfolio are charged to that Portfolio. Class specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method. Income, non-class specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.

E.  Dividends and Capital Gain Distributions to Shareholders.  The Core Fixed Income Portfolio, U.S. Government Fixed Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term Municipal Portfolio, Intermediate Municipal Portfolio, and Intermediate Municipal II Portfolio declare and distribute dividends from net investment income on a monthly basis. The Value Portfolio, Institutional Value Portfolio, Growth Portfolio, Institutional Growth Portfolio, Small Cap Portfolio, Institutional Small Cap Portfolio, Real Estate Portfolio, Fixed Opportunity Portfolio, and Commodity Portfolio declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio and the Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio.

F.  Repurchase Agreements.  Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and date. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act), or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or the only NRSRO issuing a rating, or, if unrated, are of comparable quality provided that the collateral is an eligible investment for the Portfolio.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

G.  TBA Purchase and Sale Commitments.  Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.

H.  Commission Recapture.  Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory. The expenses eligible to be paid will include, but are not limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.

For the year ended June 30, 2012, the following commissions were recaptured (amounts in thousands):

Portfolio	Commissions Recaptured
Value Portfolio	$26
Institutional Value Portfolio	60
Growth Portfolio	33
Institutional Growth Portfolio	53
Small Cap Portfolio	9
Institutional Small Cap Portfolio	23
Real Estate Portfolio	2
Commodity Portfolio	7
International Portfolio	21
Institutional International Portfolio	33
Emerging Markets Portfolio	4

I.  Foreign Exchange Transactions.  The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statements of Operations:

i)  value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and

ii)  purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.

The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.

Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

J.  Derivative Instruments.  Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts, and swap agreements.

The following is a summary of the fair value of derivative instruments held by the Portfolios as of June 30, 2012 (amounts in thousands).

		Asset Derivatives		Liability Derivatives
Primary Risk Exposure	Portfolio	Statements of Assets and Liabilities Location	Total Fair Value*	Statements of Assets and Liabilities Location	Total Fair Value*
Futures Contracts
Equity Exposure:	Institutional Growth Portfolio Small Cap Portfolio Emerging Markets Portfolio	Net unrealized appreciation on futures contracts	$8,068 18 210	Net unrealized depreciation on futures contracts	$ — — —
Interest Rate Exposure:	U.S. Mortgage/Asset Backed Fixed Income Portfolio		—		—
Commodity Exposure:	Commodity Portfolio		1,753		3,460
Written Options Contracts
Interest Rate Exposure:	Institutional Growth Portfolio	Investments, at	—	Written Options	106
	Commodity Portfolio	value	—	at fair value	133
Commodity Exposure:	Commodity Portfolio		—		185
Purchased Options
Equity Exposure:	Institutional Growth Portfolio	Investments, at value	3	Written Options at fair value	—
Interest Rate Exposure:	Institutional Growth Portfolio		92		—
Commodity Exposure:	Commodity Portfolio		352		—
Forward Currency Contracts
Currency Exchange Rate Exposure:	Institutional Growth Portfolio Commodity Portfolio International Portfolio Institutional International Portfolio Emerging Markets Portfolio	Unrealized appreciation on forward currency contracts	181 60 369 551 308	Unrealized depreciation on forward currency contracts	886 204 27 41 —
Swap Agreements
Interest Rate Exposure:	Institutional Growth Portfolio	Swap agreements, at value	1,728		—
Commodity Exposure:	Commodity Portfolio		2,483		38

*	Total Fair Value is presented by Primary Risk Exposure. For foreign currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For futures contracts, the amounts represent their cumulative appreciation/depreciation.

Amounts designated as “—” are $0 or have been rounded to $0.

The following is the summary of the effect of derivative instruments on the Statements of Operations for the year ended June 30, 2012 (amounts in thousands).

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

Primary Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Portfolio	Net Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Exposure:	Net realized gains/(losses) from futures transactions, Change in unrealized appreciation/(depreciation) on futures	Value Portfolio Institutional Value Portfolio Growth Portfolio Institutional Growth Portfolio Small Cap Portfolio Institutional Small Cap Portfolio Emerging Markets Portfolio	$ 426 7,300 57 9,921 (22) (63) (2,319)	$ (65) (4,201) (46) 553 (17) (88) (240)
Interest Rate Exposure:		Institutional Value Portfolio Institutional Growth Portfolio Core Fixed Income Portfolio U.S. Mortgage/Asset Backed Fixed Income Portfolio	32 1,270 (4) (103)	199 194 4 (4)
Commodity Exposure:		Commodity Portfolio	(10,244)	998
Currency Exposure:		Institutional Value Portfolio Commodity Portfolio	1,169 129	(2) (4)
Written Options Contracts
Equity Exposure:	Net realized gains/(losses) from investment transactions, Net realized gains/(losses) from options transactions, Change in unrealized appreciation/(depreciation) on investments, Change in unrealized appreciation/ (depreciation) on options	Institutional Value Portfolio Institutional Growth Portfolio	(12) (39)	— —
Interest Rate Exposure:		Institutional Value Portfolio Institutional Growth Portfolio Commodity Portfolio	(63) (46) 65	(23) 125 2
Commodity Exposure:		Commodity Portfolio	180	32
Purchased Options
Equity Exposure:	Net realized gains/(losses) from investment transactions, Net realized gains/(losses) from options transactions,	Institutional Value Portfolio Institutional Growth Portfolio	(7) —	4 4
Interest Rate Exposure:		Institutional Growth Portfolio	26	(123)
Commodity Exposure:	Change in unrealized appreciation/(depreciation) on investments, Change in unrealized appreciation/ (depreciation) on options	Commodity Portfolio	—	(32)

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

Primary Risk Exposure	Location of Gain/(Loss) on Derivatives Recognized in Income	Portfolio	Net Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized in Income
Forward Currency Contracts
Currency Exchange Rate Exposure:	Net realized gains/(losses) on foreign currency transactions, Change in unrealized appreciation/ (depreciation) on foreign currency translations	Institutional Value Portfolio Institutional Growth Portfolio Commodity Portfolio International Portfolio Institutional International Portfolio Emerging Markets Portfolio	(412) 749 53 649 1,060 (2,982)	62 (1,235) (317) 329 169 193
Swap Agreements
Interest Rate Exposure:	Net realized gains/(losses) on swap transactions, Change in unrealized appreciation/(depreciation) on swap transactions	Institutional Value Portfolio Institutional Growth Portfolio Commodity Portfolio	(3,150) (4,032) —	570 2,556 (56)
Commodity Exposure:		Commodity Portfolio	(16,906)	2,511

Amounts designated as “—” are $0 or have been rounded to $0.

Forward Currency Contracts:  Certain of the Portfolios may be subject to currency exchange rate risk in thenormal course of pursuing their investment objectives. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward, or market risk if the value of the currency changes unfavorably.

Forwards may involve credit or market risk in excess of the amounts reflected on the Portfolio’s Statement of Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at June 30, 2012 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio. In addition, at June 30, 2012, the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in the Statements of Assets and Liabilities as “Receivable from investments sold” and “Payable from investments purchased.” The contract amount of the forwards outstanding as of June 30, 2012 and the month-end average contract amount for all forwards during the year ended June 30, 2012 are detailed in the table below:

Portfolio	Average Month-End Contract Amount (000)	Forwards Amount Outstanding at June 30, 2012 (000)
Institutional Value Portfolio	$19,687	$—
Institutional Growth Portfolio	48,721	55,081
Commodity Portfolio	13,545	6,922
International Portfolio	20,788	15,190
Institutional International Portfolio	29,553	22,578
Emerging Markets Portfolio	11,374	13,790

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

Financial Futures Contracts:  Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. The Commodity Portfolio may invest in commodity-linked futures contracts to gain exposure to the commodities market. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/ (losses) from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian. The notional value of the futures contracts outstanding at June 30, 2012 and the month-end average notional amount for the year ended June 30, 2012 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	Notional Amount of Futures Contracts Outstanding at June 30, 2012 (000)
Value Portfolio	$1,666	$—
Institutional Value Portfolio	85,481	—
Growth Portfolio	468	—
Institutional Growth Portfolio	216,894	170,364
Small Cap Portfolio	568	477
Institutional Small Cap Portfolio	600	—
Commodity Portfolio	103,610	86,098
Emerging Markets Portfolio	17,663	14,241
Core Fixed Income Portfolio	122	248
U.S. Mortgage/Asset Backed Fixed Income Portfolio	2,555	3,099

Options Contracts — Purchased Options Contracts:  Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statements of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.

Options Contracts — Written Options Contracts:  Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Premiums received from written options contracts are recorded as liabilities and are subsequently adjusted to the current value of the options

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from options transactions” on the Statements of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.

With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.

The Institutional Value Portfolio, Institutional Growth Portfolio, and Commodity Portfolio had the following transactions in written call and put options during the year ended June 30, 2012:

Institutional Value Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2011	(1,174)	$(159)
Options purchased	(1,069)	(202)
Options expired	—	—
Options closed	2,243	361
Options outstanding at June 30, 2012	—	$—

Institutional Growth Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2011	(1,598)	$(254)
Options purchased	(2,467)	(483)
Options expired	293	68
Options closed	1,772	403
Options outstanding at June 30, 2012	(2,000)	$(266)

Commodity Portfolio	Number of Contracts	Premiums Received (000)
Options outstanding at June 30, 2011	(9)	$(62)
Options purchased	(2,109)	(570)
Options expired	73	118
Options closed	585	157
Options outstanding at June 30, 2012	(1,460)	$(357)

Swap Agreements:  Certain of the Portfolios may enter into swap agreements (“swap”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

Interest Rate Swaps:  Certain of the Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because certain Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. Certain Portfolios may enter into interest rate swap contracts. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. A Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. Net periodic interest payments to be received or paid are accrued daily and are recorded as realized gains or losses on the Statements of Operations.

Total Return Swaps   Certain of the Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. Certain Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the total return swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Portfolio on the notional amount are recorded as “unrealized appreciation or depreciation on swap agreements” and when cash is exchanged, the gain or loss realized is recorded as “realized gains or losses on swap transactions”. A Portfolio may enter into total return swap agreements that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swap.

Variance Swap Agreements:  Certain of the Portfolios may invest in variance swap agreements to gain or mitigate exposure to the underlying reference securities. Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Portfolio would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, a Portfolio would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

The primary risks associated with the use of a swap are an imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. The counterparty to any swap agreement will typically be a bank, investment banking firm or

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

broker-dealer. The Portfolio will bear the counterparty risk, i.e., risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The unrealized gain or loss at June 30, 2012 is disclosed in the swap tables included in the Portfolios of Investments.

The notional value of the swap agreements outstanding at June 30, 2012 and the month-end average notional amount for the year ended June 30, 2012 are detailed in the table below:

Portfolio	Average Month-End Notional Amount (000)	June 30, 2012 Notional Amount (000)
Institutional Value Portfolio	$16,822	$—
Institutional Growth Portfolio	60,705	72,216
Commodity Portfolio	98,897	99,084

K.  Bank Loans.  Certain Portfolios may invest in bank loans, which generally have interest rates which are reset daily, monthly, quarterly or semiannually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Bank loans often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these bank loans may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Schedule of Investments.

L.  Basis for Consolidation for the Commodity Portfolio.  The HC Commodity Related Securities Fund, Ltd. and the HC Commodity Related Securities Fund II, Ltd. (the “Funds”) are incorporated as Cayman Islands exempted companies. The Funds are wholly-owned subsidiaries of the Commodity Portfolio and act as investment vehicles for the Commodity Portfolio for the purpose of effecting certain commodity-linked investments consistent with its investment objectives. The Funds may invest in commodity-linked derivative instruments including options, futures and swaps. The Funds may also invest in debt securities, some of which are intended to serve as margin or collateral for the Funds’ derivative positions.

Under the Articles of Association of the Funds, shares issued by the Funds give the Commodity Portfolio, as the sole shareholder, the right to receive notice of, to attend, and to vote at general meetings of the Funds, the right to participate in the profits of the Funds, and rights to the assets of the Funds in the event that they are liquidated. As of June 30, 2012, the Commodity Portfolio’s aggregate investment in the Funds was $58,102,133, representing 8.45% of the Commodity Portfolio’s net assets.

The Portfolio’s investments in these Funds have been consolidated and include the portfolio holdings of the underlying Funds. The consolidated financial statements include the accounts of the Portfolio and the Funds. All intercompany transactions and balances have been eliminated.

M.  Recent Accounting Pronouncements.  In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” requiring disclosure of both gross and net information related to offsetting and related arrangements enabling users of its financial statements to understand the effect of those arrangements on the entity’s financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRSs. ASU No. 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU No. 2011-11 may have on the Trust’s financial statements.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

3.  INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS.  The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.

For the year ended June 30, 2012, the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s). The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.

Value Portfolio

Specialist Manager	Amount Earned (000)	Annual Fee Rate as a Percentage of Average Net Assets
SSgA Funds Management, Inc.*	$139	0.04%
Institutional Capital, LLC	263	0.35%
AllianceBernstein L.P.	518	0.38	%(a)
	$920	0.16%

Institutional Value Portfolio

Specialist Manager	Amount Earned (000)	Fee
SSgA Funds Management, Inc.*	$202	0.04%
Institutional Capital, LLC	458	0.35%
AllianceBernstein L.P.	709	0.38	%(a)
Pacific Investment Management Company LLC	143	0.25%
	$1,512	0.17%

Growth Portfolio

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates LLC	$529	0.26	%(b)
SSgA Funds Management, Inc.*	122	0.04%
Sustainable Growth Advisers	737	0.35%
	$1,388	0.19%

Institutional Growth Portfolio

Specialist Manager	Amount Earned (000)	Fee
Jennison Associates LLC	$667	0.26	%(b)
SSgA Funds Management, Inc.*	148	0.04%
Sustainable Growth Advisers	875	0.35%
Pacific Investment Management Company LLC	456	0.25%
	$2,146	0.20%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

Small Capitalization Portfolio

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$120	0.45%
IronBridge Capital Management LP	241	0.95%
SSgA Funds Management, Inc.*	26	0.06	%(c)
Pzena Investment Management, LLC	228	1.00%
Cupps Capital Management, LLC	—	0.85	%(d)
	$615	0.49%

Institutional Small Capitalization Portfolio

Specialist Manager	Amount Earned (000)	Fee
Frontier Capital Management Company, LLC	$157	0.45%
IronBridge Capital Management LP	361	0.95%
SSgA Funds Management, Inc.*	19	0.05	%(c)
Pzena Investment Management, LLC	366	1.00%
Cupps Capital Management, LLC	268	0.85%
	$1,171	0.64%

Real Estate Portfolio

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$911	0.68	%(e)
SSgA Funds Management, Inc.*	—	0.12	%(d)
	$911	0.68%

Commodity Portfolio

Specialist Manager	Amount Earned (000)	Fee
Wellington Management Company, LLP	$1,689	0.85	%(f)
Wellington Management Company, LLP	701	0.75	%(g)
Pacific Investment Management Company LLC	446	0.49%
SSgA Funds Management, Inc.*	76	0.06	%(h)
	$2,912	0.57%

International Portfolio

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$1,559	0.47	%(i)
Capital Guardian Trust Company	1,298	0.35	%(j)
Causeway Capital Management LLC	1,514	0.45%
SSgA Funds Management, Inc.*	42	0.06	%(d)
	$4,413	0.39%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

Institutional International Portfolio

Specialist Manager	Amount Earned (000)	Fee
Artisan Partners Limited Partnership	$2,407	0.47	%(i)
Capital Guardian Trust Company	1,777	0.35	%(j)
Causeway Capital Management LLC	2,276	0.45%
Lazard Asset Management LLC	559	0.43	%(k)
SSgA Funds Management, Inc.*	63	0.06	%(d)
	$7,082	0.40%

Emerging Markets Portfolio

Specialist Manager	Amount Earned (000)	Fee
SSgA Funds Management, Inc.*	$2,684	0.73	%(l)
SSgA Funds Management, Inc.*	7	0.16	%(d)
Boston Company Asset Management, LLC	1,498	0.77	%(m)
	$4,189	0.74%

Core Fixed Income Portfolio

Specialist Manager	Amount Earned (000)	Fee
BlackRock Financial Management, Inc.	$67	0.17	%(n)
Seix Investment Advisors LLC	78	0.22	%(o)
Mellon Capital Management Corporation	37	0.12%
	$182	0.17%

Fixed Opportunity Portfolio:

Specialist Manager	Amount Earned (000)	Fee
Seix Investment Advisors LLC	$2,104	0.42	%(p)
Fort Washington	51	0.23	%(q)
Pacific Investment Management Company LLC	—	0.45	%(d)
	$2,155	0.41%

U.S. Government Fixed Income Portfolio

Specialist Manager	Amount Earned (000)	Fee
Mellon Capital Management Corporation	$319	0.12%

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

U.S. Corporate Fixed Income Portfolio

Specialist Manager	Amount Earned (000)	Fee
Seix Investment Advisors LLC	$481	0.22	%(o)

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Specialist Manager	Amount Earned (000)	Fee
BlackRock Financial Management, Inc.	$426	0.17	%(n)

Short-Term Municipal Portfolio

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$38	0.13%

Intermediate Municipal Portfolio

Specialist Manager	Amount Earned (000)	Fee
Standish Mellon Asset Management Company LLC	$941	0.20	%(r)

Intermediate Municipal II Portfolio

Specialist Manager	Amount Earned (000)	Fee
Breckinridge Capital Advisors, Inc.	$91	0.12%

*	SSgA Funds Management, Inc. (“SSgA FM”) is an affiliate of State Street Bank and Trust Company, the custodian to the Trust.
(a)	AllianceBernstein L.P. (“AllianceBernstein”) receives a fee, which shall be payable monthly in arrears of 0.38% of the average daily net assets of the first $300 million of the Combined Assets (as defined hereafter). On Combined Assets over $300 million, the fee shall be at the annual rate of 0.37% of the Combined Assets. “Combined Assets” shall mean the sum of: the average net assets of the Value Portfolio managed by AllianceBernstein; the average net assets of the Institutional Value Portfolio managed by AllianceBernstein; and assets invested in the same investment strategy as the Portfolio that are managed by AllianceBernstein under the unified managed account program managed by the Trust’s primary adviser. Pursuant to a Fee Waiver Agreement dated October 16, 2009 and the Amendments to the Fee Waiver Agreement dated December 16, 2010 and June 30, 2011, AllianceBernstein contractually agreed to waive the portion of the fee to which it is entitled that exceeded 0.25% of the average daily net assets of the Combined Assets, for the period October 1, 2009 to September 30, 2011 and will continue to waive that portion of the fee to which it is entitled that exceeds 0.31% of the Portfolio’s average daily net asset value of the Combined Assets for the period from October 1, 2011 through September 30, 2012. The amounts waived are disclosed on the Statements of Operations. For the year ended June 30, 2012, the Value Portfolio and the Institutional Value Portfolio paid Alliance Bernstein $373,653 and $509,941, respectively.
(b)	Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional Growth Portfolio allocated to Jennison (the “Jennison Accounts”). While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding 0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:

—  0.75% on the first $10 million;

—  0.50% on the next $30 million;

—  0.35% on the next $25 million;

—   0.25% on the next $335 million;

—   0.22% on the next $600 million;

—   0.20% on the next $4 billion; and

—   0.25% on the balance*

*	Effective April 30, 2012, the fee schedule was amended to include a fee breakpoint applicable to average net assets in excess of $5 billion.
(c)	SSgA FM receives a fee, which shall be payable monthly in arrears at an annual rate of 0.04% of the average daily net assets managed by SSgA FM. Prior to September 1, 2011, such fee was subject to a minimum annual amount of $50,000.
(d)	Specialist manager approved by the Board but to which no assets were allocated during the year ended June 30, 2012.
(e)	Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of 0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets. “Combined Assets” shall mean the sum of: the net assets of the Real Estate Portfolio and assets invested in the same investment strategy as the Portfolio that are managed by Wellington under the unified managed account program managed by the Trust’s primary adviser.
(f)	Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.85% so long as at least $50 million in assets are present in the Global National Resources Strategy (GNRS) and 1.00% if less than $50 million in assets are present in the GNRS.
(g)	Wellington is entitled to receive a fee, which shall be payable monthly in arrears at the annual rate of 0.75% of the average daily net assets of the Commodity Futures Strategy.
(h)	SSgA FM began serving as a Specialist Manager to the Commodity Portfolio on September 26, 2011. SSgA FM receives a fee, which shall be payable monthly in arrears at the annual rate of 0.06% of the average daily net assets managed allocated to SSgA FM.
(i)	Artisan Partners Limited Partnership (“Artisan”) receives a fee, which shall be payable monthly in arrears within 30 days after each month end. For so long as the Combined Assets (as defined below) are greater than $500 million, the fee shall be at the annual rate of 0.47% of the average daily net assets of the Portfolios. If the Combined Assets are reduced to $500 million or less, the fee shall be calculated based on average daily net assets of the Portfolios at the following annual rates:

—  0.80% on assets up to $50 million;

—  0.60% on assets from $50 million to $100 million; and

—  0.70% on assets in excess of $100 million

“Combined Assets” shall mean the sum of: the net assets of the International Portfolio managed by Artisan and the net assets of the Institutional International Portfolio managed by Artisan.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

(j)	Capital Guardian Trust Company (“CapGuardian”) receives a fee, which shall be payable quarterly in arrears in accordance with the following annual rates. The minimum annual fee (based on an account size of $50 million) is $312,500.

—  0.70% on the first $25 million;

—  0.55% on the next $25 million;

—  0.425% on the next $200 million; and

—  0.375% on the balance

When the total aggregated fees exceed $3 million, before discounts (as set forth below), fee break points are to be eliminated and the Portfolio will pay its fee at an annual rate of 0.375% on all assets in the Portfolio managed by CapGuardian.

The following fee discounts will be applied based upon the total annualized aggregate fees, which include fees from separate accounts, pooled investments vehicles, and funds with internally charged fees managed by The Capital Group Companies, Inc. The resulting discount percentage will be applied to each account’s fees (excluding fees related to investments in funds with internally charged fees):

— 5% discount on fees from $1.25 million to $4 million;

— 7.5% discount on fees from $4 million to $8 million;

— 10% discount on fees from $8 million to $12 million; and

— 12.5% discount on fees over $12 million

(k)	Lazard Asset Management LLC (“Lazard”) began serving as the Specialist Manager to the Portfolio on September 27, 2011. Lazard receives a fee which shall be payable monthly in arrears of 0.45% of the average daily net assets of the first $100 million, 0.40% on assets between $100 million and $250 million and 0.375% on the excess over $250 million of that portion of the Portfolio allocated to Lazard.
(l)	SSgA FM receives a fee for the portion of the Portfolio for which it provides actively managed investment management services, based on the average daily net assets of the Portfolio’s assets, which shall be payable monthly in arrears at the annual rate of 0.85% for the first $50 million in such assets, 0.75% for the next $50 million in assets and 0.70% for those assets in excess of $100 million.
(m)	Boston Company Asset Management, LLC (Boston Company) receives an annual fee of 0.90% of the average daily net assets of the first $50 million; 0.85% of the average daily net assets on the next $50 million; 0.70% of the average daily net assets on the next $100 million; and 0.60% of the average daily net assets over $200 million of that portion of the Portfolio managed by Boston Company.
(n)	BlackRock Financial Management, Inc. (“BlackRock”) receives a fee, which shall be calculated daily and payable monthly, at the annual rate of 0.175% of the first $200 million of the Combined Assets (as defined below) and 0.15% of the Combined Assets exceeding $200 million.

“Combined Assets” shall mean the sum of: the net assets managed by BlackRock in the Core Fixed Income Portfolio, the net assets managed by BlackRock in the U.S. Mortgage/Asset Backed Fixed Income Portfolio and the net assets invested in the same strategy as the Portfolios that are managed by BlackRock for the benefit of certain investors who are clients of the Trust’s primary adviser.

(o)	Seix Investment Advisors LLC (“Seix”), receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.25% of the first $100 million of the Combined Assets (as defined below) and 0.20% of the Combined Assets exceeding $100 million.

“Combined Assets” shall mean the sum of: the net assets managed by Seix in the Core Fixed Income Portfolio and the net assets managed by Seix in the U.S. Corporate Fixed Income Portfolio.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

(p)	Seix Investment Advisors LLC (“Seix”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.50% for the first $100 million of the Combined Assets (as defined below) and 0.40% for the Combined Assets in excess of $100 million.

“Combined Assets” shall mean the sum of: the average daily net assets managed by Seix in the Portfolio and the quarter-end net assets invested in the same strategy as the Portfolio that are managed by Seix for the benefit of certain investors who are clients of the Trust’s primary adviser.

(q)	Fort Washington Investment Advisory, Inc. (“Fort Washington”) began serving as the Specialist Manager to the Portfolio on May 24, 2012. Fort Washington receives a fee, which shall be payable monthly in arrears. For so long as the Combined Assets (as defined below) are greater than $200 million, the fee shall be at the annual rate of 0.20% of the Combined Assets. If the Combined Assets are reduced to $200 million or less due to withdrawals or redemptions, beginning with the first calendar quarter following the date of such withdrawals or redemptions, the fee shall be based on 0.40% of the Combined Assets of the first $25 million, 0.375% of the Combined Assets of the next $25 million, 0.3375% of the Combined Assets of the next $50 million, and 0.25% of the Combined Assets of the next $100 million.

“Combined Assets” shall mean the sum of: the average daily net assets managed by Fort Washington in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Fort Washington for the benefit of certain investors who are clients of the Trust’s primary adviser.

(r)	Standish Mellon Asset Management Company (“Standish Mellon”) receives a fee, based on the average daily net assets of the Portfolio under its management at an annual rate of 0.25% for the first $100 million in such assets, and 0.15% for those assets in excess of $100 million.

Effective July 1, 2012, subject to the foregoing fee schedule, Standish Mellon is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets that it manages. Combined Assets shall mean the sum of: the net assets managed by Standish Mellon in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Standish Mellon for the benefit of certain investors who are clients of the Trust’s primary adviser.

Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser is paid a fee which is accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. The fees that the Adviser receives are listed as “Management fees” on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Trust’s Board. In addition, the Adviser will make its officers available to serve as officers and/or Trustees of the Trust, and maintain office space sufficient for the Trust’s principal office. On July 13, 2012, the Securities and Exchange Commission issued an order that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances.

Citi Fund Services Ohio, Inc. (“Citi”) is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. Citi receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee (“Omnibus Fee”) based on a percentage of each Portfolio’s average net assets. These amounts are disclosed as “Administrative service fees” on the Statements of Operations. The Omnibus Fee is accrued daily and payable on a monthly basis at an annual rate of 0.054% of the Trust’s Portfolios’ average daily net assets up to $6 billion; and 0.005% of the Trust’s Portfolios’ average daily net assets in excess of $6 billion. As such, the Trust paid an aggregate amount of $3,467,661 to Citi for the year ended June 30, 2012.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

Unified Financial Securities, Inc. (“Unified”), a wholly-owned subsidiary of Huntington Bancshares, Inc., serves as the Trust’s principal underwriter. Unified receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust.

Alaric Compliance Services, LLC. (“Alaric”) provides an employee to serve as the Trust’s Chief Compliance Officer. For these services, Alaric is compensated $110,000 per year.

4.  PURCHASE AND SALE TRANSACTIONS.  The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. Government securities, TBA securities and short-term securities, for the year ended June 30, 2012, were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Value Portfolio	$689,695	$608,904
Institutional Value Portfolio	1,157,376	1,107,777
Growth Portfolio	461,792	517,202
Institutional Growth Portfolio	761,092	963,324
Small Cap Portfolio	70,629	75,872
Institutional Small Cap Portfolio	158,808	146,862
Real Estate Portfolio	92,429	166,644
Commodity Portfolio	566,874	299,375
International Portfolio	883,645	759,917
Institutional International Portfolio	1,635,240	1,196,372
Emerging Markets Portfolio	576,131	286,209
Core Fixed Income Portfolio	19,663	23,630
Fixed Opportunity Portfolio	633,192	513,552
U.S. Government Fixed Income Portfolio	—	1,613
U.S. Corporate Fixed Income Portfolio	118,005	149,583
U.S. Mortgage/Asset Backed Fixed Income Portfolio	—	4,820
Short-Term Municipal Portfolio	6,537	12,846
Intermediate Municipal Portfolio	79,286	149,318
Intermediate Municipal II Portfolio	8,762	11,250

The aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities for the year ended June 30, 2012, were as follows (amounts in thousands):

Portfolio	Purchases	Sales
Institutional Value Portfolio	$13,752	$49,195
Institutional Growth Portfolio	81,987	101,642
Commodity Portfolio	19,801	4,604
Core Fixed Income Portfolio	41,820	48,585
U.S. Government Fixed Income Portfolio	234,100	287,980
U.S. Mortgage/Asset Backed Fixed Income Portfolio	79,439	59,097

5.  FEDERAL INCOME TAXES.  It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

A.  Unrealized Appreciation/Depreciation on securities (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$583,620	$45,431	$(14,769)	$30,662
Institutional Value Portfolio	926,243	61,932	(21,473)	40,459
Growth Portfolio	575,266	168,588	(11,959)	156,629
Institutional Growth Portfolio	944,499	160,470	(18,104)	142,366
Small Cap Portfolio	110,983	20,645	(6,395)	14,250
Institutional Small Cap Portfolio	175,253	30,198	(8,051)	22,147
Real Estate Portfolio	55,951	23,693	(7)	23,686
International Portfolio	1,119,764	122,773	(54,765)	68,008
Institutional International Portfolio	1,984,238	114,278	(119,192)	(4,914)
Emerging Markets	723,466	44,863	(60,783)	(15,920)
Core Fixed Income Portfolio	104,160	3,863	(85)	3,778
Fixed Opportunity Portfolio	567,731	21,583	(8,544)	13,039
U.S. Government Fixed Income Portfolio	237,573	10,691	(48)	10,643
U.S. Corporate Fixed Income Portfolio	196,648	11,593	(304)	11,289
U.S. Mortgage/Asset Backed Portfolio	269,176	7,413	(193)	7,220
Short-Term Municipal Portfolio	24,726	681	(1)	680
Intermediate Municipal Portfolio	413,210	31,135	(5,860)	25,275
Intermediate Municipal II Portfolio	67,970	3,736	(3)	3,733

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the difference between book and tax amortization methods for acquisition premium and market discount.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

B.  Tax Characteristics of Distributions Paid

The tax characteristics of distributions paid during the fiscal years ended June 30, 2012 and 2011 were as follows (amounts in thousands):

	Distributions Paid From:
Year Ended June 30, 2012	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$14,635	$—	$14,635	$—	$14,635
Institutional Value Portfolio	22,075	13,419	35,494	—	35,494
Growth Portfolio	7,924	—	7,924	—	7,924
Institutional Growth Portfolio	11,271	4,783	16,054	—	16,054
Small Cap Portfolio	627	—	627	—	627
Institutional Small Cap Portfolio	513	—	513	—	513
Real Estate Portfolio	10,574	46,451	57,025	—	57,025
International Portfolio	27,139	—	27,139	—	27,139
Institutional International Portfolio	43,446	55,971	99,417	—	99,417
Emerging Markets Portfolio	8,746	8,915	17,661	—	17,661
Core Fixed Income Portfolio	3,318	3,170	6,488	—	6,488
Fixed Opportunity Portfolio	38,104	—	38,104	—	38,104
U.S. Government Fixed Income Portfolio	8,418	—	8,418	—	8,418
U.S. Corporate Fixed Income Portfolio	9,199	—	9,199	—	9,199
U.S. Mortgage/Asset Backed Fixed Income Portfolio	9,752	—	9,752	—	9,752
Short-Term Municipal Portfolio	—	64	64	599	663
Intermediate Municipal Portfolio	181	—	181	15,574	15,755
Intermediate Municipal II Portfolio	—	46	46	1,599	1,645

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

	Distributions Paid From:
Year Ended June 30, 2011	Ordinary Income	Net Long Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Value Portfolio	$9,317	$—	$9,317	$—	$9,317
Institutional Value Portfolio	13,556	—	13,556	—	13,556
Growth Portfolio	5,622	—	5,622	—	5,622
Institutional Growth Portfolio	7,990	—	7,990	—	7,990
Small Cap Portfolio	610	—	610	—	610
Institutional Small Cap Portfolio	925	—	925	—	925
Real Estate Portfolio	9,792	4,089	13,881	—	13,881
International Portfolio	29,978	—	29,978	—	29,978
Institutional International Portfolio	44,309	—	44,309	—	44,309
Emerging Markets Portfolio	8,043	—	8,043	—	8,043
Core Fixed Income Portfolio	10,056	3,067	13,123	—	13,123
Fixed Opportunity Portfolio	34,593	—	34,593	—	34,593
U.S. Government Fixed Income Portfolio	1,663	—	1,663	—	1,663
U.S. Corporate Fixed Income Portfolio	3,240	—	3,240	—	3,240
U.S. Mortgage/Asset Backed Fixed Income Portfolio	2,025	—	2,025	—	2,025
Short-Term Municipal Portfolio.	—	42	42	780	822
Intermediate Municipal Portfolio	240	—	240	18,106	18,346
Intermediate Municipal II Portfolio	—	—	—	953	953

*	Total distributions paid may differ from those shown in the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. Certain Portfolios may utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

C.  Components of Accumulated Earnings

As of June 30, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/ (Deficit)
Value Portfolio	$316	$—	$316	$—	$(221,000)	$30,662	$(190,022)
Institutional Value Portfolio	3,979	31,910	35,889	—	—	40,460	76,349
Growth Portfolio	489	—	489	—	(131,510)	156,629	25,608
Institutional Growth Portfolio	2,382	108,231	110,613	—	—	143,359	253,972
Small Cap Portfolio	130	—	130	—	(67,268)	14,250	(52,888)
Institutional Small Cap Portfolio	186	—	186	—	(13,835)	22,147	8,498
Real Estate Portfolio	—	17,571	17,571	—	—	23,686	41,257
International Portfolio	2,646	—	2,646	—	(90,016)	68,099	(19,271)
Institutional International Portfolio	4,216	1,530	5,746	—	—	(5,059)	687
Emerging Markets Portfolio	6,321	—	6,321	—	(13,061)	(16,021)	(22,761)
Core Fixed Income Portfolio	1,105	382	1,487	(276)	—	3,773	4,984
Fixed Opportunity Portfolio	2,603	—	2,603	—	(7,674)	13,039	7,968
U.S. Government Fixed Income Portfolio	1,583	2,891	4,474	(288)	—	10,643	14,829
U.S. Corporate Fixed Income Portfolio	2,003	1,086	3,089	(597)	—	11,289	13,781
U.S. Mortgage/Asset Backed Fixed Income Portfolio	942	—	942	(791)	(820)	7,172	6,503
Short-Term Municipal Portfolio	44	223	267	(38)	—	680	909
Intermediate Municipal Portfolio	1,711	—	1,711	(1,261)	(25,006)	25,275	719
Intermediate Municipal II Portfolio	168	188	356	(136)	—	3,733	3,953

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

D.  Capital Loss Carryforwards

As of their tax year ended June 30, 2012, the following Portfolios have capital loss carry forwards as summarized in the table below (amounts in thousands).

Capital loss carryforwards subject to expiration:

Portfolio	Expires 2017	Expires 2018	Expires 2019	Total
Value Portfolio	$33,411	$187,589	$—	$221,000
Growth Portfolio	15,827	115,683	—	131,510
Small Cap Portfolio	23,737	42,558	—	66,295
Institutional Small Cap Portfolio	—	12,873	—	12,873
International Portfolio	—	83,328	—	83,328
Fixed Income Opportunity Portfolio	7,674	—	—	7,674
Intermediate Municipal Portfolio	—	15,293	9,713	25,006

Capital loss carryforwards not subject to expiration:

Portfolio	Short-Term Capital Loss	Long-Term Capital Loss	Total
Emerging Markets Portfolio	$3,708	$—	$3,708

Capital loss carryforwards that are not subject to expiration must be utilized before those that are subject to expiration. During the year ended June 30, 2012, the Portfolios utilized capital loss carryforwards as follows:

Portfolio	Amount
Value Portfolio	$14,623
Growth Portfolio	94,445
Institutional Growth Portfolio	13,304
Small Cap Portfolio	5,767
Institutional Small Cap Portfolio	5,064
International Portfolio	47,177
Fixed Opportunity Portfolio	6,621
Intermediate Municipal Portfolio	6,672

E.  Commodity Portfolio Tax Information

The Commodity Portfolio has a tax year end of December 31.

The Commodity Portfolio’s tax cost of securities as of December 31, 2011 was $468,893, resulting in accumulated net unrealized depreciation of $3,437, consisting of $18,567 in gross unrealized appreciation and $22,004 in gross unrealized depreciation.

HC CAPITAL TRUST
Notes to Financial Statements (continued) — June 30, 2012

The tax characteristics of distributions paid during the tax years ended December 31, 2011 and December 31, 2010 were as follows (amounts in thousands):

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended December 31, 2011	Ordinary Income	Net Long Term Gains
Commodity Portfolio	$8,099	$ —	$ 8,099	$ —	$8,099

Amounts designated as “—” are $0 or have been rounded to $0.

	Distributions Paid From:		Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
Year Ended December 31, 2010	Ordinary Income	Net Long Term Gains
Commodity Portfolio	$2,875	$ —	$2,875	$ —	$2,875

*	Total distributions paid may differ from those shown in the Statement of Changes in Net Assets because dividends for tax purposes are recognized when actually paid. The Portfolio may use equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes.

Amounts designated as “—” are $0 or have been rounded to $0.

As of December 31, 2011, the components of accumulated earnings (deficit) on a tax basis were as follows (amounts in thousands):

Portfolio	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Dividends Payable	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
Commodity Portfolio	$859	$—	$859	$—	$(23,172)	$(3,561)	$(25,874)

Amounts designated as “—” are $0 or have been rounded to $0.

At December 31, 2011, the Commodity Portfolio had capital loss carry forwards (not subject to expiration) to offset future capital gains, if any, as summarized in the table below (amounts in thousands):

Capital loss carry forward originating in current tax year

Short-Term Capital Loss	Long-Term Capital Loss	Total
$23,171	$—	$23,171

F.  Deferred Losses

Under current law, capital losses and specified ordinary losses realized after October 31st and non-specified ordinary losses incurred after December 31st (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had deferred losses, which will be treated as arising on the first day of the fiscal year ending June 30, 2013:

Portfolio	Post-October Capital Losses
Small Cap Portfolio	$973
Institutional Small Cap Portfolio	962
International Portfolio	6,688
Emerging Markets	9,353
U.S. Mortgage/Asset Backed Portfolio	820

HC CAPITAL TRUST
Notes to Financial Statements (concluded) — June 30, 2012

6.  RISK CONSIDERATIONS.

Market Risk — Each Portfolio bears a basic risk that the value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.

Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.

Concentration Risk — Concentration risk is the risk that results from a lack of diversification. The Real Estate Portfolio and Commodity Portfolio concentrate their investments in real estate securities and commodity-related industries, respectively, which may present greater risks of loss than if the Portfolios were more broadly diversified over numerous unrelated industries.

Commodity-Related Derivatives Risk — The Commodity Portfolio, through its investment in its subsidiaries, will hold commodity-related derivatives. Commodity-related derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-related derivative typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-related derivatives may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The value of commodity-related derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-related derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-related derivatives, and there can be no assurance that one will develop.

7.  SUBSEQUENT EVENTS.  Management has evaluated subsequent events through the date these financial statements were issued. Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of June 30, 2012.

REPORT OF INDEPENEDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
HC Capital Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Value Equity Portfolio, Institutional Value Equity Portfolio, Growth Equity Portfolio, Institutional Growth Equity Portfolio, Small Capitalization Equity Portfolio, Institutional Small Capitalization Equity Portfolio, Real Estate Securities Portfolio, Commodity Returns Strategy Portfolio, International Equity Portfolio, Institutional International Equity Portfolio, Emerging Markets Portfolio, Core Fixed Income Portfolio, Fixed Income Opportunity Portfolio, U.S. Government Fixed Income Securities Portfolio, U.S. Corporate Fixed Income Securities Portfolio, U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, Short-Term Municipal Bond Portfolio, Intermediate Term Municipal Bond Portfolio and Intermediate Term Municipal Bond II Portfolio (nineteen portfolios constituting HC Capital Trust, hereafter collectively referred to as the “Trust” and individually a “Portfolio”) at June 30, 2012, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Columbus, Ohio
August 24, 2012

HC CAPITAL TRUST
Additional Information — June 30, 2012 (Unaudited)

1.  SECURITY PROXY VOTING.  A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the twelve months ended June 30, 2012, is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

2.  SHAREHOLDER VOTES.  During the year ended June 30, 2012, the following actions were taken by the shareholders of certain of the Portfolios.

SPECIAL MEETING OF THE SHAREHOLDERS

A special joint meeting of shareholders of The Institutional International Portfolio, The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio was held on September 23, 2011. At the September 23, 2011 joint meeting, shareholders of The Institutional International Equity Portfolio approved a new portfolio management agreement between the Trust and Lazard Asset Management, LLC (“Lazard”), and shareholders of The Real Estate Securities Portfolio and The Commodity Returns Strategy Portfolio each approved new portfolio management agreements between the Trust and SSgA Funds Management, Inc. (“SSgA FM”). The results of the September 23, 2011 joint meeting are presented below:

1. Approval of a portfolio management agreement between the Trust, on behalf of The Institutional International Equity Portfolio and Lazard.

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional International Equity Portfolio	171,009,814.455	124,292,952.889	72.681%	124,292,952.889	100%

2. Approval of a portfolio management agreement between the Trust, on behalf of The Real Estate Securities Portfolio and SSgA FM.

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Real Estate Securities Portfolio	8,520,308.997	7,835,465.035	91.962%	6,223,144.035	79.423%

3. Approval of a portfolio management agreement between the Trust, on behalf of The Commodity Returns Strategy Portfolio and SSgA FM.

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Commodity Returns Strategy Portfolio	41,239,044.998	36,893,274.857	89.462%	32,469,316.857	88.009%

A special joint meeting of shareholders of The Growth Equity Portfolio, The Institutional Growth Equity Portfolio and The Fixed Income Opportunity Portfolio was held on April 30, 2012. At the April 30, 2012 joint meeting, shareholders of The Growth Equity Portfolio and The Institutional Growth Equity Portfolio each approved amendments to the portfolio management agreements between the Trust and Jennison Associates LLC (“Jennison”), and shareholders of The Fixed Income Opportunity Portfolio approved a new portfolio management agreement between the Trust and Fort Washington Investment Advisors, Inc. (“Fort Washington”). The results of the April 30, 2012 joint meeting are presented below:

1.  Approval of an amendment to the portfolio management agreement between the Trust, on behalf of The Growth Equity Portfolio, and Jennison.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Growth Equity Portfolio	51,261,931.111	50,326,548.670	98.175%	50,326,548.670	100%

2. Approval of an amendment to the portfolio management agreement between the Trust, on behalf of The Institutional Growth Equity Portfolio, and Jennison.

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Institutional Growth Equity Portfolio	74,218,555.173	47,668,631.043	64.227%	47,668,631.043	100%

3. Approval of a portfolio management agreement between the Trust, on behalf of The Fixed Income Opportunity Portfolio, and Fort Washington.

Portfolio	Record Date Shares	Shares Voted	% of Total Shares	For Proposal	% of Votes in Favor
The Fixed Income Opportunity Portfolio	82,595,351.536	57,412,851.309	69.510%	57,412,851.309	100%

3.   EXPENSE EXAMPLE.  As a shareholder of the Trust, you incur ongoing costs, including management fees and other Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses:  The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

			Beginning Account Value, January 1, 2012	Ending Account Value, June 30, 2012	Expenses Paid During Period[2]	Annualized Expense Ratio
Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,074.90	$1.29	0.25%
		Hypothetical[1]	$1,000.00	$1,023.62	$1.26	0.25%
	HC Advisors Shares	Actual	$1,000.00	$1,074.90	$1.29	0.25%
		Hypothetical[1]	$1,000.00	$1,023.62	$1.26	0.25%
Institutional Value Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,076.50	$1.29	0.25%
		Hypothetical[1]	$1,000.00	$1,023.62	$1.26	0.25%
	HC Advisors Shares	Actual	$1,000.00	$1,076.50	$1.29	0.25%
		Hypothetical[1]	$1,000.00	$1,023.62	$1.26	0.25%
Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,117.00	$1.63	0.31%
		Hypothetical[1]	$1,000.00	$1,023.32	$1.56	0.31%
	HC Advisors Shares	Actual	$1,000.00	$1,116.30	$1.63	0.31%
		Hypothetical[1]	$1,000.00	$1,023.32	$1.56	0.31%
Institutional Growth Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,119.90	$1.63	0.31%
		Hypothetical[1]	$1,000.00	$1,023.32	$1.56	0.31%
	HC Advisors Shares	Actual	$1,000.00	$1,120.00	$1.63	0.31%
		Hypothetical[1]	$1,000.00	$1,023.32	$1.56	0.31%
Small Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,088.30	$3.17	0.61%
		Hypothetical[1]	$1,000.00	$1,021.83	$3.07	0.61%
	HC Advisors Shares	Actual	$1,000.00	$1,088.40	$3.12	0.60%
		Hypothetical[1]	$1,000.00	$1,021.88	$3.02	0.60%
Institutional Small Cap Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,091.90	$3.85	0.74%
		Hypothetical[1]	$1,000.00	$1,021.18	$3.72	0.74%
	HC Advisors Shares	Actual	$1,000.00	$1,091.90	$3.85	0.74%
		Hypothetical[1]	$1,000.00	$1,021.18	$3.72	0.74%
Real Estate Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,141.10	$4.37	0.82%
		Hypothetical[1]	$1,000.00	$1,020.79	$4.12	0.82%
	HC Advisors Shares	Actual	$1,000.00	$1,141.10	$4.37	0.82%
		Hypothetical[1]	$1,000.00	$1,020.79	$4.12	0.82%
Commodity Portfolio	HC Strategic Shares	Actual	$1,000.00	$957.40	$3.21	0.66%
		Hypothetical[1]	$1,000.00	$1,021.58	$3.32	0.66%
	HC Advisors Shares	Actual	$1,000.00	$958.30	$3.21	0.66%
		Hypothetical[1]	$1,000.00	$1,021.58	$3.32	0.66%
International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,080.40	$2.64	0.51%
		Hypothetical[1]	$1,000.00	$1,022.33	$2.56	0.51%
	HC Advisors Shares	Actual	$1,000.00	$1,080.40	$2.59	0.50%
		Hypothetical[1]	$1,000.00	$1,022.38	$2.51	0.50%
Institutional International Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,075.60	$2.68	0.52%
		Hypothetical[1]	$1,000.00	$1,022.28	$2.61	0.52%
	HC Advisors Shares	Actual	$1,000.00	$1,074.50	$2.68	0.52%
		Hypothetical[1]	$1,000.00	$1,022.28	$2.61	0.52%
Emerging Markets Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,031.30	$4.95	0.98%
		Hypothetical[1]	$1,000.00	$1,019.99	$4.92	0.98%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

			Beginning Account Value, January 1, 2012	Ending Account Value, June 30, 2012	Expenses Paid During Period[2]	Annualized Expense Ratio
	HC Advisors Shares	Actual	$1,000.00	$1,031.30	$4.95	0.98%
		Hypothetical[1]	$1,000.00	$1,019.99	$4.92	0.98%
Core Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,024.30	$1.56	0.31%
		Hypothetical[1]	$1,000.00	$1,023.32	$1.56	0.31%
	HC Advisors Shares	Actual	$1,000.00	$1,023.30	$1.56	0.31%
		Hypothetical[1]	$1,000.00	$1,023.32	$1.56	0.31%
Fixed Opportunity Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,071.10	$2.73	0.53%
		Hypothetical[1]	$1,000.00	$1,022.23	$2.66	0.53%
	HC Advisors Shares	Actual	$1,000.00	$1,071.10	$2.73	0.53%
		Hypothetical[1]	$1,000.00	$1,022.23	$2.66	0.53%
U.S. Government Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,014.20	$1.25	0.25%
		Hypothetical[1]	$1,000.00	$1,023.62	$1.26	0.25%

U.S. Corporate Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,040.30	$1.78	0.35%
		Hypothetical[1]	$1,000.00	$1,023.12	$1.76	0.35%
U.S. Mortgage/Asset Backed Fixed Income Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,019.90	$1.56	0.31%
		Hypothetical[1]	$1,000.00	$1,023.32	$1.56	0.31%
Short-Term Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,010.40	$1.35	0.27%
		Hypothetical[1]	$1,000.00	$1,023.52	$1.36	0.27%
Intermediate Municipal Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,026.00	$1.61	0.32%
		Hypothetical[1]	$1,000.00	$1,023.27	$1.61	0.32%
	HC Advisors Shares	Actual	$1,000.00	$1,026.00	$1.56	0.31%
		Hypothetical[1]	$1,000.00	$1,023.32	$1.56	0.31%
Intermediate Municipal II Portfolio	HC Strategic Shares	Actual	$1,000.00	$1,015.20	$1.25	0.25%
		Hypothetical[1]	$1,000.00	$1,023.62	$1.26	0.25%
	HC Advisors Shares	Actual	$1,000.00	$1,015.20	$1.25	0.25%
		Hypothetical[1]	$1,000.00	$1,023.62	$1.26	0.25%

[1]	Represents the hypothetical 5% annual return before expenses.
[2]	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

4.  ADDITIONAL FEDERAL INCOME TAX INFORMATION

A.  Dividends Received Deduction. For corporate shareholders, the following percentage of the total ordinary income distributions paid during the fiscal year ended June 30, 2012 qualify for the corporate dividend received deduction for the following Portfolios:

Portfolio	Dividends Received Deduction
Value Portfolio	100.00%
Institutional Value Portfolio	91.98%
Growth Portfolio	100.00%
Institutional Growth Portfolio	91.31%
Small Cap Portfolio	100.00%
Institutional Small Cap Portfolio	100.00%
Real Estate Portfolio	7.27%
International Portfolio	0.57%
Institutional International Portfolio	0.38%
Emerging Markets Portfolio	1.71%
Core Fixed Income Portfolio	0.22%
Fixed Income Opportunity Portfolio	0.50%
U.S. Corporate Fixed Income Portfolio	0.50%

B.  Foreign Tax Pass through Credit. Certain HC Capital Trust Portfolios intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. The pass through of the credit will only affect those persons who are shareholders of the Portfolio on a dividend record date in calendar year 2012. These shareholders will receive more detailed information along with their 2012 Form 1099-DIV. Foreign source income and foreign tax expense per outstanding share on June 30, 2012, are as follows:

Portfolio	Foreign Source Income	Foreign Tax Expense
International Portfolio	$0.31	$0.02
Institutional International Portfolio	$0.29	$0.02
Emerging Markets Portfolio	$0.39	$0.04

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

C.  Qualified Dividends. For the fiscal year ended June 30, 2012, under current tax law, the following dividends paid may be subject to a maximum tax rate of 15%.

Portfolio	Dividends Paid
Value Portfolio	100.00%
Institutional Value Portfolio	90.41%
Growth Portfolio	100.00%
Institutional Growth Portfolio	91.86%
Small Cap Portfolio	100.00%
Institutional Small Cap Portfolio	100.00%
Real Estate Portfolio	18.42%
International Portfolio	88.89%
Institutional International Portfolio	83.17%
Emerging Markets Portfolio	49.56%
Core Fixed Income Portfolio	0.26%
Fixed Income Opportunity Portfolio	0.50%
U.S. Corporate Fixed Income Portfolio	0.60%

The Portfolios intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2012 Form 1099-DIV.

D.  Qualified Interest Income. For the fiscal year ended June 30, 2012, the following dividends paid by the Portfolios were designated as Qualified Interest Income that may be exempt from U.S. withholding tax on accounts of foreign investors.

Portfolio	Amount (in thousands)
Core Fixed Income Portfolio	$2,584
Fixed Income Opportunity Portfolio	34,743
U.S. Government Fixed Income Portfolio	3,741
U.S. Corporate Fixed Income Portfolio	7,260
U.S. Mortgage/Asset Backed Fixed Income Portfolio	8,921

E. Long Term Capital Gains. The Portfolios declared long term distributions of realized gains qualifying for a maximum 15% capital gains tax rate for individuals as follows:

Portfolio	Amount (in thousands)
Institutional Value Portfolio	$13,419
Institutional Growth Portfolio	4,783
Real Estate Portfolio	46,451
Institutional International Portfolio	55,971
Emerging Markets Portfolio	8,915
Core Fixed Income Portfolio	3,170
Short-Term Municipal Portfolio	64
Intermediate Municipal II Portfolio	46

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

F.  Short Term Capital Gains. The Portfolios declared short term distributions of realized gains as follows:

Portfolio	Amount (in thousands)
Real Estate Portfolio	$9,061
Emerging Markets Portfolio	3,690
Core Fixed Income Portfolio	756
U.S. Government Fixed Income Portfolio	4,574
U.S. Corporate Fixed Income Portfolio	1,753
U.S. Mortgage/Asset Backed Fixed Income Portfolio	905

G.  Tax Exempt Distributions. The Portfolios declared and paid tax exempt distributions for the fiscal year ended June 30, 2012, as follows:

Portfolio	Amount (in thousands)
Short-Term Municipal Portfolio	$599
Intermediate Municipal Portfolio	15,574
Intermediate Municipal II Portfolio	1,599

5.  ACCESS TO QUARTERLY HOLDINGS

A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-Q and is available on the SEC’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

6.  ADDITIONAL PORTFOLIO HOLDINGS INFORMATION

The following tables reflect the percentage of the total investments of each Portfolio attributable to the indicated industry sector, type of security or geographic region, as appropriate for the indicated Portfolio.

Value Portfolio

Security Allocation	Percentage of Value
Energy	9.0%
Materials	5.6%
Industrials	13.1%
Consumer Discretionary	8.4%
Consumer Staples	13.5%
Health Care	14.3%
Financials	13.5%
Information Technology	9.6%
Telecommunications Services	5.6%
Utilities	2.8%
Other	4.6%
Total	100.0%

Institutional Value Portfolio

Security Allocation	Percentage of Value
Energy	9.0%
Materials	5.5%
Industrials	13.0%
Consumer Discretionary	8.4%
Consumer Staples	13.5%
Health Care	14.3%
Financials	18.5%
Information Technology	9.5%
Telecommunications Services	5.5%
Utilities	2.8%
Total	100.0%

Growth Portfolio

Security Allocation	Percentage of Value
Energy	5.1%
Materials	3.2%
Industrials	8.3%
Consumer Discretionary	12.4%
Consumer Staples	21.7%
Health Care	18.9%
Financials	3.8%
Information Technology	24.5%
Telecommunications Services	0.2%
Utilities	0.1%
Other	1.8%
Total	100.0%

Institutional Growth Portfolio

Security Allocation	Percentage of Value
Energy	4.4%
Materials	2.2%
Industrials	7.7%
Consumer Discretionary	10.0%
Consumer Staples	19.1%
Health Care	17.4%
Financials	3.9%
Information Technology	20.7%
Telecommunications Services	0.2%
Utilities	0.1%
Other	14.3%
Total	100.0%

Small Cap Portfolio

Security Allocation	Percentage of Value
Energy	5.2%
Materials	6.1%
Industrials	20.7%
Consumer Discretionary	12.6%
Consumer Staples	6.0%
Health Care	11.5%
Financials	18.5%
Information Technology	14.4%
Telecommunications Services	0.7%
Utilities	2.0%
Other	2.3%
Total	100.0%

Institutional Small Cap Portfolio

Security Allocation	Percentage of Value
Materials	5.4%
Financials	18.4%
Consumer Staples	5.1%
Energy	4.3%
Consumer Discretionary	11.5%
Industrials	21.2%
Health Care	10.3%
Telecommunications Services	0.6%
Utilities	2.1%
Information Technology	17.3%
Other	3.8%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

Real Estate Portfolio

Security Allocation	Percentage of Value
Office	14.0%
Retail Real Estate Investment Trusts	23.5%
Residential Real Estate Investment Trusts	20.7%
Specialized Real Estate Investment Trusts	23.4%
Diversified Real Estate Investment Trusts	5.7%
Industrial Real Estate Investment Trusts	1.9%
Hotels, Resorts & Cruise Lines	5.8%
Real Estate Operating Companies	3.0%
Other	2.0%
Total	100.0%

Commodity Portfolio

Security Allocation	Percentage of Value
Energy	41.8%
Materials	27.4%
Industrials	2.6%
Financials	1.9%
Utilities	0.2%
Other	26.1%
Total	100.0%

International Portfolio

Security Allocation	Percentage of Value
Energy	8.3%
Materials	7.1%
Industrials	19.2%
Consumer Discretionary	7.3%
Consumer Staples	17.3%
Health Care	8.7%
Financials	16.4%
Information Technology	5.4%
Telecommunications Services	5.4%
Utilities	2.2%
Other	2.7%
Total	100.0%

Institutional International Portfolio

Security Allocation	Percentage of Value
Energy	8.3%
Materials	7.1%
Industrials	18.7%
Consumer Discretionary	7.2%
Consumer Staples	17.0%
Health Care	9.1%
Financials	16.9%
Information Technology	5.2%
Telecommunications Services	5.5%
Utilities	2.6%
Other	2.4%
Total	100.0%

Emerging Markets Portfolio

Security Allocation	Percentage of Value
Energy	13.7%
Materials	11.0%
Industrials	12.6%
Consumer Discretionary	2.4%
Consumer Staples	6.3%
Health Care	0.9%
Financials	23.7%
Information Technology	9.1%
Telecommunications Services	8.2%
Utilities	4.2%
Other	7.9%
Total	100.0%

Core Fixed Income Portfolio

Security Allocation	Percentage of Value
Mortgage	38.9%
Corporate	30.3%
Treasury	26.1%
Agency	3.0%
Other	1.4%
Asset Backed Securities	0.3%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

Fixed Opportunity Portfolio

Security Allocation	Percentage of Value
Aerospace/Defense/Airlines	3.2%
Banking	0.7%
Chemicals	2.1%
Consumer Products/Textiles	8.6%
Energy	19.6%
Financial	8.9%
Food/Drug/Restaurants	1.7%
Forest Products/Containers	2.0%
Gaming/Leisure	2.5%
Healthcare	7.7%
Housing/Building Materials	0.7%
Industrials	6.1%
Information Technology	5.3%
Manufacturing/Capital Goods	1.0%
Metals/Minerals	3.4%
Real Estate Investment Trusts	1.5%
Retail	2.5%
Services/Environmental/Other	2.7%
Telecom ex wireless	7.8%
Transportation	0.3%
Wireless	4.2%
Utilities	2.6%
Other	4.9%
Total	100.0%

U.S. Government Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	87.1%
Agency	12.7%
Corporate	0.1%
Other	0.1%
Total	100.0%

U.S. Corporate Fixed Income Portfolio

Security Allocation	Percentage of Value
Aerospace/Defense/Airlines	2.4%
Banking	6.0%
Chemicals	0.5%
Communications	7.9%
Energy	14.6%
Financial	23.8%
Health Care	4.8%
Insurance	4.8%
Manufacturing/Capital Goods	9.1%
Metals/Mining	5.6%
Real Estate Investment Trusts	0.5%
Retail	1.2%
Technology	2.8%
Utilities	3.1%
Other	12.9%
Total	100.0%

U.S. Mortgage/Asset Backed Fixed Income Portfolio

Security Allocation	Percentage of Value
Treasury	1.1%
Agency	92.3%
Mortgage	5.5%
Asset Backed Securities	0.8%
Cash/Other	0.3%
Total	100.0%

Short-Term Municipal Portfolio

Security Allocation	Percentage of Value
General Obligation	27.4%
Other Revenue	24.8%
Utilities	11.6%
Sales Tax Revenue	8.7%
Transportation	7.7%
University	7.4%
Lease Revenue	5.9%
Cash & Equivalents	3.1%
Water/Sewer Revenue	1.7%
Toll Road	1.7%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

Intermediate Municipal Portfolio

Security Allocation	Percentage of Value
General Obligation	14.2%
Other Revenue	12.9%
Power	12.9%
Water/Sewer Revenue	10.5%
Education	9.8%
Transportation	7.6%
Airport	6.7%
Industrial Development	6.0%
Hospital	5.4%
Waste Services	4.4%
Housing	3.1%
Special Tax	2.4%
Tobacco	1.1%
Lease Revenue	0.9%
Retirement	0.8%
Pre-paid Gas	0.7%
Tolls	0.5%
Cash & Equivalents	0.1%
Human Services	0.0%
Taxable Bond	0.0%
Total	100.0%

Intermediate Municipal II Portfolio

Security Allocation	Percentage of Value
Local General Obligation	23.2%
Water/Sewer Revenue	19.5%
Local – Appropriation/Lease	17.8%
State – Appropriation/Lease	13.8%
State General Obligation	9.5%
Utilities	7.9%
University	3.7%
Airport	1.6%
Toll Road Revenue	1.3%
Cash/Other	0.9%
Electric	0.6%
Dedicated Tax	0.2%
Total	100.0%

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

7.  BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS

As of the date of this report, the Trust offered nineteen portfolios (“Portfolios”). The Trust’s investment adviser is HC Capital Solutions, an operating division of Hirtle Callaghan & Co. LLC (the “Adviser”) which provides overall investment management services with respect to the Trust and its Portfolios pursuant to the terms of two separate agreements with the Trust (“HC Contracts”) The Trust has also entered into investment advisory agreements (each, a “Portfolio Management Agreement”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Thirteen of the Portfolios are currently managed by two or more Specialist Managers.1

During the six-month period covered by this report, the Trust’s Board approved continuation of the HC Contracts, as well as several Portfolio Management Agreements. The Board also approved a Portfolio Management Agreement with a new Specialist Manager and amended the terms of certain existing Portfolio Management Agreements. The Board’s actions are summarized below..

Continuation of the HC Contracts.  During the six-month period covered by this report, the Trust’s Board approved the continuation of each of the HC Contracts. In approving each of the HC Contracts, the Board gave substantial weight to the fact that the Trust and the Portfolios are designed primarily to serve as vehicles for, and are available exclusively to, clients of the Adviser and certain financial intermediaries that have contracted with the Adviser. During the course of it deliberations, the Board reviewed the nature and quality of the services provided by the Adviser, including the Adviser’s role in the selection and monitoring of the Specialist Managers and its commitment to the Trust, as evidenced by the Adviser’s continued success in controlling the Trust’s costs and the overall performance of the respective Portfolios when viewed in the context of their use as vehicles through which the Adviser seeks to access specific asset classes for its clients’ accounts. The Board also considered the service of officers and directors of the Adviser as executive officers of the Trust and the investment performance of the Trust’s several portfolios relative to their respective benchmarks. The Board concluded that the overall investment results achieved by the Portfolios reflect appropriate manager selection by the Adviser, that the overall quality of the services provided by the Adviser was consistent with the expectations of the Trust’s shareholders and that continuation of the HC Contracts was merited. In reviewing the advisory fee payable under the HC Contracts and concluding that such fee schedule is reasonable, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of similar funds (“peer funds”) managed by other investment advisory organizations. The Board did not, however, consider such comparisons to be a dispositive factor, basing its findings on the specific facts and circumstances of the Trust. The Board also concluded that, given the structure of the Advisor’s fee schedule, there was little, if any, opportunity for economies of scale.

[1]	See Note 3 for details.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

Continuation of Certain Portfolio Management Agreements:

During the six-month period covered by this report, the Trust’s Board approved the continuation of Portfolio Management Agreements (“Continuing Agreements”) with nine of the Trust’s Specialist Managers, as follows:

Specialist Manager	Portfolio
BlackRock Financial Management, Inc.	The Core Fixed Income Portfolio The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Breckinridge Capital Advisers, Inc.	The Short-Term Municipal Bond Portfolio The Intermediate Term Municipal Bond Portfolio II
Mellon Capital Management Corporation	The U.S. Government Fixed Income Securities Portfolio The Core Fixed Income Portfolio
Seix Investment Advisors LLC	The Fixed Income Opportunity Portfolio The Core Fixed Income Portfolio The U.S. Corporate Fixed Income Securities Portfolio
Standish Mellon Asset Management Company LLC	The Intermediate Term Municipal Bond Portfolio
AllianceBernstein L.P.	The Value Equity Portfolio The Institutional Value Equity Portfolio
Institutional Capital LLC	The Value Equity Portfolio The Institutional Value Equity Portfolio
Jennison Associates LLC	The Growth Equity Portfolio The Institutional Growth Equity Portfolio
Pacific Investment Management Company LLC (PIMCO)	The Institutional Value Equity Portfolio The Institutional Growth Equity Portfolio The Commodity Returns Strategy Portfolio The Fixed Income Opportunity Portfolio
Sustainable Growth Advisors	The Growth Equity Portfolio The Institutional Growth Equity Portfolio

In approving the Continuing Agreements referenced above, the Board concluded that continuation of each of these agreements was in the best interests of the Trust and consistent with the expectations of shareholders of the respective Portfolios. While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of its clients; that shares of the respective Portfolios are generally available only to such clients or clients of financial intermediaries that have contracted with the Adviser; and that the Adviser recommended that each of the Continuing Agreements be approved by the Board. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations.

In approving the continuation of these Continuing Agreements, the Board had before it information to the effect that the Specialist Managers are responsible only for day-to-day investment decisions for, and do not participate in the administration or distribution of shares of the Portfolios. The Specialist Managers receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for which they provide investment management services. The Board reviewed the services provided by the Specialist Managers, their relative performance, the experience of their investment personnel, their adherence to stated investment methodologies and related factors. In concluding that continuation of the respective agreements was appropriate, the Board did not rely upon

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

any single factor, but balanced all of the relevant factors, including the nature and quality of the Specialist Managers’ services, comparative fund performance, comparative fund fee structures and economies of scale while giving considerable weight to the Adviser’s recommendations and its views with respect to: (i) the success and future ability of the respective Portfolios to capture the desired asset class for that firm’s clients; and (ii) in the case of multi-manager Portfolios, the individual contribution of each Specialist Manager to this endeavor. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory and that continuation of such contracts was fair and reasonable and in the best interest of shareholders.

The Board also determined that the rate at which each of the Specialist Managers that serve the Portfolios to which the Continuing Agreements relate is compensated for its services is reasonable. In reaching this conclusion, the Board had before it certain information with respect to the costs incurred by each of the Specialist Managers in providing services to the Portfolios, the profitability of such managers, fees charged by such managers to other institutional clients and/or information on fees charged to peer funds for similar services. The Board did not specifically rely on such information, however, but instead gave substantial weight to information demonstrating that the rate at which these Specialist Managers are compensated was determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser, including, in several cases, negotiated fee waivers and scheduled breakpoints designed to recognize economies of scale in appropriate cases.

Approval of A New Portfolio Management Agreement.

The Board also approved one new portfolio management agreement (the “New Agreement”) relating to The Fixed Income Opportunity Portfolio (the “Fixed Opportunity Portfolio”) with Fort Washington Investment Advisers, LLC (“Fort Washington”).

In approving the terms and conditions of the New Agreement, the Board determined that such approval was in the best interests of the Fixed Opportunity Portfolio and consistent with the expectations of its shareholders. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds; the Adviser’s recommendations with respect to Fort Washington; and information relating to the anticipated profitability and revenues of Fort Washington and related factors. While the Board found this information to be useful as an indication of the range of fees and services in the peer funds, the Board did not consider such comparisons to be a dispositive factor. Rather, the Board based its findings on the specific facts and circumstances of the Trust, including the fact that the Trust’s Portfolios are designed to serve as vehicles for executing selected investment strategies and that all of the Trust’s shareholders are clients of the Adviser or clients of financial intermediaries that have contracted with the Adviser.

Additionally, in approving the New Agreement, the Board had before it information to the effect that Fort Washington would be responsible only for day-to-day investment decisions, would not participate in the administration or distribution of shares of the Fixed Opportunity Portfolio and would receive limited, if any, benefit from its association with the Trust other than the fee paid to it by the Fixed Opportunity Portfolio. The Board reviewed the services expected to be provided by Fort Washington, the performance achieved by Fort Washington in accounts following similar strategies to those that would be used with respect to the Fixed Opportunity Portfolio, the experience of Fort Washington’s investment personnel, the firm’s adherence to stated investment methodologies and related factors. The Board also noted that the fee to be paid to Fort Washington under the New Agreement was lower than the fees currently being paid by the Fixed Opportunity Portfolio to that portfolio’s current Specialist Managers and that, as a result, the overall expenses of the Fixed Opportunity Portfolio were likely to decrease to the extent that assets are to be allocated to Fort Washington to manage. In concluding that approval of the New Agreement was appropriate, the Board did not rely upon any single factor, but balanced all of the relevant factors, including the anticipated nature and quality of Fort Washington’s services, comparative fund performance, comparative fund fee structures and economies of scale while giving considerable weight to the Adviser’s recommendations and its views with respect to the success and future ability of the Fixed Opportunity Portfolio to capture the desired asset classes. The Board also met with representatives of Fort Washington and reviewed the firm’s history and the background of the individuals who were expected to provide portfolio

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

management services to the Fixed Opportunity Portfolio. Based on the foregoing, the Board concluded that the approval of the New Agreement was fair and reasonable and in the best interest of shareholders.

Approval of Amendments to Certain Portfolio Management Agreements.

The Board amended the terms of the Portfolio Management Agreement between the Trust and Jennison Associates LLC (“Jennison”) relating to The Growth Equity Portfolio and The Institutional Growth Equity Portfolio. The amendment, which was approved by shareholders of the relevant Portfolios2, added an additional breakpoint to the Jennison fee schedule, with the result that, to the extent that the combined assets of the relevant Portfolios and certain other assets managed by Jennison (“Combined Assets”) exceeded $5 billion, the rate at which Jennision’s fee would be calculated would increase. In approving this amendment and concluding that the amendment was in the best interests of the shareholders of the relevant Portfolios, the Board was informed that, as of December 31, 2012, the level of the Combined Assets on which the Jennison fee was being calculated was $738.8 million and the view of the Adviser was that the Combined Assets were unlikely to approach the $5 billion breakpoint in the foreseeable future. In connection with its deliberations with respect to the this amendment, the Board reviewed the nature and quality of the services Jennison has provided to the relevant Portfolios since 1995, as well as the Adviser’s view with respect to expected asset growth and the value of Jennison’s services to the relevant Portfolios.

The Board also approved amendments to the Portfolio Management Agreement between the Trust and Standish Mellon Asset Management Company LLC (“Standish”) relating to The Intermediate Term Municipal Bond Portfolio and the Portfolio Management Agreement between the Trust and Fort Washington, relating to The Fixed Income Opportunity Portfolio.

The amendments, each of which was recommended by the Adviser, were designed to lower the fees paid by the respective portfolios by including the assets of certain other accounts managed by the respective Specialist Managers for clients of the Adviser when calculating applicable fee breakpoints (see Note 3 in the Notes to Financial Statements).

In connection with its deliberations with respect to the implementation of the amendments to the Standish and Fort Washington agreements, the Board had before it information to the effect that each of the amendments would effectively reduce the fees payable by each of the affected Portfolios, without changing or impairing the services to be provided to such Portfolio in any way, by spreading the fee break points across a larger asset base. The Board also reviewed information with respect to each Specialist Manager’s services to the respective Portfolios and the role that the firm plays in multi-manager structure of each Portfolio. Based on all of the information presented, the Board concluded that such amendments were fair and reasonable.

[2]	See Section 2 of “Additional Information,” above.

HC CAPITAL TRUST
Additional Information (continued) — June 30, 2012 (Unaudited)

OFFICERS AND AFFILIATED TRUSTEES.  The table below sets forth certain information about each of the Trust’s Affiliated Trustees, as well as its executive officers.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE**
Robert J. Zion* Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 50	Trustee; President	Indefinite; Trustee since 4/30/07; President since 6/12/2012	Mr. Zion is currently the Chief Operating Officer, Secretary and a Principal of the Adviser. He has been with the Adviser for more than the past five years.	19	None
Colette Bull Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 42	Vice President & Treasurer	Indefinite; Since 6/12/2012	Ms. Bull is currently a Vice President of the Adviser. She has been with the Adviser for more than 5 years.	19	None
Christopher Lewis Alaric Compliance Services, LLC 150 Broadway, Suite 302 New York, NY 10038 Age: 41	Chief Compliance Officer	Indefinite; Since 6/14/2011	Mr. Lewis has been the General Counsel and a Director at Alaric since January 2009. Prior to that he was a Partner at Thacher Proffitt and Wood LLP from September 2004 through December 2008.	19	NA
Kristin Schantz Citi Fund Services 3435 Stelzer Road Columbus, OH 43219 Age: 32	Secretary	Indefinite; Since 12/10/09	Ms. Schantz is a Vice President and has been with Citi Fund Services Ohio, Inc. since January 2008. Prior to that she was an Assistant Vice President at Bank of America Corporation from September 2006 to January 2008 and Assistant Counsel at BISYS Fund Services Ohio, Inc. from October 2005 to September 2006.	19	NA

*	Mr. Zion may be deemed to be an “interested person,” of the Adviser as that term is defined by the Investment Company Act, as a result of his past or present positions with the Adviser or its affiliates.
**	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

HC CAPITAL TRUST
Additional Information (concluded) — June 30, 2012 (Unaudited)

INDEPENDENT TRUSTEES.  The following table sets forth certain information about the Independent Trustees.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE; TERM SERVED IN OFFICE	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN	OTHER DIRECTORSHIPS HELD BY TRUSTEE*
Jarrett Burt Kling Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 68	Trustee	Indefinite; Since 7/20/95	For more than the past five years Mr. Kling has been a managing director of CBRE Clarion Securities, LLC, a registered investment adviser.	19
Harvey G. Magarick Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 73	Trustee	Indefinite; Since 7/01/04	Mr. Magarick is retired. Prior to June 3, 2004, he was a partner in the accounting firm of BDO Seidman, LLP.	19	Atlas Energy LP
R. Richard Williams Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 67	Trustee	Indefinite; Since 7/15/99	Since 2000, Mr. Williams has been the owner of Seaboard Advisers (consulting services).	19	Franklin Square Energy and Power Fund
Richard W. Wortham, III Five Tower Bridge, 300 Barr Harbor Drive, W. Conshohocken, PA 19428 Age: 73	Trustee	Indefinite; Since 7/20/95	Mr. Wortham is currently the President of The Wortham Foundation and has been a Trustee for more than the past five years.	19	Oncor Electric Delivery Company LLC

*	The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

HC CAPITAL TRUST

Trustees

JARRETT B. KLING

HARVEY G. MAGARICK

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

ROBERT J. ZION*

*	“Interested Person” as that term is defined in the Investment Company Act of 1940.

Investment Adviser	Counsel
HC Capital Solutions Five Tower Bridge 300 Barr Harbor Drive, Suite 500 West Conshohocken, Pennsylvania 19428	Stradley Ronon Stevens & Young, LLP One Logan Square 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018
Administrator	Independent Registered Public Accounting Firm
Citi Fund Services Ohio, Inc. 3435 Stelzer Road Columbus, Ohio 43219	PricewaterhouseCoopers LLP 41 South High Street Suite 2500 Columbus, Ohio 43215
Distributor	Custodian
Unified Financial Securities, Inc. 2960 North Meridian Street Suite 300 Indianapolis, Indiana 46208-4715	State Street Bank and Trust Company State Street Financial Center 1 Lincoln Street Boston, Massachusetts 02111-2900

This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

8/12

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Harvey Magarick, who is “independent” for purposes of this Item 3 of Form N-CSR. Mr. Magarick was appointed to the board effective July 1, 2004 and was determined to be an audit committee financial expert on August 26, 2004.

Item 4. Principal Accountant Fees and Services.

For the fiscal years ended June 30, 2012 and June 30, 2011 the aggregate fees billed by PricewaterhouseCoopers LLP for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year for the Registrant are shown in the table below.

(a) Audit Fees,

2011 $386,570

2012 $406,970

Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(b) Audit-Related Fees,

2011 $0

2012 $0

(c) Tax Fees,

2011 $90,200

2012 $88,620

For the fiscal year ended June 30, 2012, the aggregate tax fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $88,620. Such tax services included the review of income and excise tax returns for the Registrant. For the fiscal year ended June 30, 2011, the aggregate tax fees billed for professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice, and tax planning were $90,200. Such tax services included the review of income and excise tax returns for the Registrant.

(d) All Other Fees,

2011 $0

2012 $0

(e)(1) - Except as permitted by Rule 2-01 (c)(7)(i)(c) of Regulation S-X, the Hirtle Callaghan Trust Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the Funds. Prior to the commencement of any audit or non-audit services to a Fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2) - None of the services summarized in (b)-(d) above, were approved by the Audit Committee pursuant to Rule 2-01 (c)(i)(c) of Regulation S-X.

(f) Not applicable.

(g) - For the fiscal years ended June 30, 2012 and June 30, 2011 the Aggregate non-audit fees billed by PricewaterhouseCoopers LLP for services rendered to the Registrant and the Advisers and any entity controlling, controlled by, or under common control with the Advisers that provided ongoing services to the Registrant were $0 and $0 respectively.

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

(b) (1) Not applicable.

(b) (2) Not applicable.

(b) (3) Not applicable.

(b) (4) Not applicable.

(b) (5) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act 17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HC Capital Trust

By (Signature and Title)*	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date:	September 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Colette Bull
Colette Bull, Principal Financial Officer

Date:	September 5, 2012

By (Signature and Title)*	/s/ Robert J. Zion
Robert J. Zion, Principal Executive Officer

Date:	September 5, 2012